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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811 - 02729
Short-Term Investments Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Karen Dunn Kelley 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626 - 1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/11

Item 1. Reports to Stockholders.

Cash Management Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
46	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/11
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Liquid Assets	28 – 42 days	33 days	59 days	$2.0	billion

STIC Prime	10 – 26 days	15 days	15 days	462.1	million

Treasury	31 – 54 days	36 days	36 days	6.1	billion

Government & Agency	31 – 52 days	36 days	62 days	1.1	billion

Government TaxAdvantage	21 – 52 days	26 days	41 days	17.1	million

Tax-Free Cash Reserve	19 – 33 days	25 days	25 days	128.6	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
     As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,
Karen Dunn Kelley
CEO, Invesco Fixed Income
3 Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–35.51%
Bank of Nova Scotia	0.26%	03/09/11	$150,000	$150,000,000

Bank of Nova Scotia	0.27%	04/07/11	150,000	150,000,000

Bank of Nova Scotia	0.27%	05/11/11	100,000	100,000,000

Bank of Nova Scotia(a)	0.28%	08/02/11	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	07/21/11	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	08/05/11	150,000	150,000,000

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

Barclays Bank PLC(a)	0.65%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.33%	04/13/11	100,000	100,000,000

BNP Paribas(a)	0.37%	06/09/11	200,000	200,000,000

BNP Paribas(a)	0.45%	10/14/11	400,000	400,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

Caisse de Depots et Consignations (United Kingdom)(b)	0.33%	05/05/11	200,000	199,880,932

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/08/11	150,000	149,988,345

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/10/11	250,000	249,975,025

Commonwealth Bank of Australia	0.28%	05/09/11	150,000	150,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Agricole Corporate & Investment Bank	0.42%	05/20/11	150,000	150,000,000

Credit Suisse	0.30%	04/14/11	159,100	159,109,668

Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	05/10/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	04/26/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.28%	03/11/11	98,000	98,000,948

National Australia Bank Ltd. (United Kingdom)(b)	0.30%	03/07/11	200,000	200,000,167

National Australia Bank Ltd. (United Kingdom)(b)	0.36%	08/11/11	100,000	100,002,259

Nordea Bank Finland PLC	0.28%	03/14/11	150,000	150,000,000

Nordea Bank Finland PLC	0.28%	04/07/11	200,000	200,000,000

Nordea Bank Finland PLC (United Kingdom)(b)	0.39%	06/03/11	150,000	149,845,600

Rabobank Nederland(a)	0.32%	10/12/11	100,000	100,000,000

Rabobank Nederland(a)	0.33%	08/08/11	150,000	150,000,000

Rabobank Nederland(a)	0.34%	01/10/12	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Rabobank Nederland (United Kingdom)(b)	0.32%	03/21/11	150,000	149,972,939

Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000

Royal Bank of Canada(a)	0.31%	02/16/12	150,000	150,000,000

Royal Bank of Canada(a)	0.33%	08/05/11	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Royal Bank of Canada	0.33%	08/15/11	$155,000	$155,000,000

Royal Bank of Canada(a)	0.33%	10/12/11	175,000	175,000,000

Royal Bank of Canada(a)	0.37%	08/12/11	100,000	100,000,000

Societe Generale(a)	0.36%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.28%	04/05/11	200,000	200,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,001,630

Svenska Handelsbanken A.B.	0.31%	04/04/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.31%	05/04/11	100,000	100,002,664

Toronto-Dominion Bank	0.30%	05/11/11	100,000	100,000,000

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Toronto-Dominion Bank(a)	0.34%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.25%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $7,986,780,177)				7,986,780,177

Commercial Paper–30.90%(c)
Asset-Backed Securities–Commercial Loans/Leases–1.78%
Atlantis One Funding Corp.(b)(d)	0.30%	05/13/11	150,000	149,908,750

Atlantis One Funding Corp.(b)(d)	0.30%	06/07/11	150,000	149,877,500

Atlantis One Funding Corp.(b)(d)	0.32%	05/16/11	100,000	99,932,444

				399,718,694

Asset-Backed Securities–Consumer Receivables–7.16%
Amsterdam Funding Corp.(d)	0.25%	03/25/11	100,000	99,983,333

Amsterdam Funding Corp.(d)	0.25%	04/05/11	150,000	149,963,542

Amsterdam Funding Corp.(d)	0.25%	04/13/11	100,000	99,970,139

Old Line Funding LLC(d)	0.26%	05/20/11	100,000	99,942,222

Old Line Funding LLC(d)	0.27%	04/08/11	100,093	100,064,473

Old Line Funding LLC(d)	0.27%	04/12/11	63,939	63,918,859

Sheffield Receivables Corp.(d)	0.27%	04/06/11	100,000	99,973,000

Sheffield Receivables Corp.(d)	0.27%	05/04/11	50,000	49,976,000

Sheffield Receivables Corp.(d)	0.27%	05/10/11	65,500	65,465,612

Sheffield Receivables Corp.(d)	0.28%	04/14/11	65,000	64,977,756

Sheffield Receivables Corp.(d)	0.28%	04/15/11	65,000	64,977,250

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.24%	03/09/11	273,611	273,596,407

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	03/04/11	100,000	99,997,917

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	04/12/11	108,114	108,082,467

Thunder Bay Funding, LLC(d)	0.27%	03/03/11	84,271	84,269,736

Thunder Bay Funding, LLC(d)	0.27%	03/07/11	84,719	84,715,188

				1,609,873,901

Asset-Backed Securities–Fully Supported Bank–2.71%
Crown Point Capital Co., LLC–Series A (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.37%	03/04/11	100,000	99,996,917

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	04/18/11	102,000	101,963,280

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.27%	03/21/11	40,000	39,994,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	03/04/11	$167,000	$166,995,825

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/11/11	100,000	99,965,833

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/15/11	100,000	99,962,500

				608,878,355

Asset-Backed Securities–Multi-Purpose–2.78%
Chariot Funding LLC/Ltd.(d)	0.26%	03/07/11	100,000	99,995,667

Mont Blanc Capital Corp.(b)(d)	0.24%	03/14/11	100,000	99,991,333

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/05/11	100,000	99,972,778

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/28/11	50,000	49,977,444

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	05/11/11	50,000	49,972,389

Nieuw Amsterdam Receivables Corp.(b)(d)	0.39%	06/01/11	75,000	74,925,250

Regency Markets No. 1, LLC(b)(d)	0.25%	03/15/11	150,000	149,985,417

				624,820,278

Asset-Backed Securities–Securities–0.93%
Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/04/11	110,000	109,997,617

Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/07/11	100,000	99,995,666

				209,993,283

Asset-Backed Securities–Trade Receivables–0.24%
Victory Receivables Corp.(d)	0.25%	03/18/11	55,000	54,993,507

Diversified Banks–6.84%
BNZ International Funding Ltd.(b)(d)	0.29%	05/06/11	149,000	148,920,782

Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

ING (U.S.) Funding LLC(b)	0.23%	03/03/11	200,000	199,997,445

Royal Bank of Scotland PLC(b)	0.26%	03/01/11	299,000	299,000,000

Societe Generale North America, Inc.(b)	0.24%	03/01/11	445,000	445,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	120,000	119,962,800

Societe Generale North America, Inc.(b)	0.38%	05/02/11	225,000	224,852,750

				1,537,728,221

Internet Software & Services–0.33%
Google Inc.(d)	0.40%	09/16/11	75,000	74,834,167

Life & Health Insurance–2.27%
MetLife Short Term Funding LLC(d)	0.23%	03/16/11	184,611	184,593,308

MetLife Short Term Funding LLC(d)	0.23%	03/17/11	100,000	99,989,778

MetLife Short Term Funding LLC(d)	0.23%	03/21/11	25,000	24,996,806

MetLife Short Term Funding LLC(d)	0.23%	03/24/11	200,000	199,970,611

				509,550,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Multi-Sector Holdings–1.55%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.27%	04/07/11	$150,000	$149,958,375

Kreditanstalt fuer Wiederaufbau(b)(d)	0.30%	08/15/11	100,000	99,860,833

Kreditanstalt fuer Wiederaufbau(b)(d)	0.33%	07/08/11	100,000	99,881,750

				349,700,958

Municipal Commercial Paper–0.19%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	03/03/11	11,268	11,268,000

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	31,063	31,063,000

				42,331,000

Regional Banks–4.12%
ASB Finance Ltd.(b)(d)	0.27%	05/04/11	100,000	99,952,000

ASB Finance Ltd.(b)(d)	0.30%	03/24/11	100,000	99,980,833

Australia & New Zealand Banking Group Ltd.(d)	0.29%	04/04/11	100,000	99,972,611

Commonwealth Bank of Australia(b)(d)	0.26%	05/16/11	100,000	99,945,111

Commonwealth Bank of Australia(b)(d)	0.27%	05/02/11	124,000	123,942,340

Svenska Handelsbanken, Inc.–Series S(b)	0.29%	05/24/11	154,000	153,895,794

Westpac Banking Corp.(a)(d)	0.31%	11/07/11	150,000	150,000,000

Westpac Banking Corp.(b)(d)	0.33%	08/15/11	100,000	99,846,917

				927,535,606

Total Commercial Paper (Cost $6,949,958,473)				6,949,958,473

Variable Rate Demand Notes–17.88%(a)(f)
Credit Enhanced–17.50%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	1,020	1,020,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	10/01/35	17,450	17,450,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.21%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.25%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(e)	0.27%	12/15/18	7,400	7,400,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.20%	07/01/34	21,930	21,930,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	8,200	8,200,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/33	19,125	19,125,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,350	3,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/14	$4,550	$4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.25%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	900	900,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	34,385	34,385,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/35	9,050	9,050,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/21	12,385	12,385,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.30%	07/01/38	2,000	2,000,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.26%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.28%	06/01/35	15,000	15,000,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/33	3,175	3,175,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	21,400	21,400,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.21%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.18%	01/01/37	18,000	18,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/20	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/24	$14,510	$14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/36	2,500	2,500,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.28%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/16	2,100	2,100,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	1,000	1,000,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/30	30,075	30,075,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/36	7,350	7,350,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.25%	06/15/25	7,540	7,540,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	01/01/26	15,500	15,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	$5,060	$5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	28,970	28,970,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.28%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(e)	0.33%	01/01/29	14,802	14,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(e)	0.23%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/20	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.25%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	3,780	3,780,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.23%	12/01/21	18,500	18,500,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,210	1,210,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.28%	03/01/21	23,500	23,500,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.26%	01/01/18	830	830,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	$10,000	$10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.29%	06/15/25	1,900	1,900,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/19	4,960	4,960,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.25%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.38%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.25%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.22%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.25%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/14	4,045	4,045,000

Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.25%	06/15/31	69,890	69,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.26%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC– Harris N.A.)(d)(e)	0.30%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.26%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	7,200	7,200,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.27%	09/01/24	1,400	1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	1,600	1,600,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.34%	05/01/14	250	250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/29	$3,300	$3,300,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.28%	06/01/17	2,845	2,845,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.28%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.20%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.30%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.27%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(e)	0.45%	07/01/41	5,000	5,000,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.28%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.26%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.31%	05/01/42	2,590	2,590,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.23%	01/01/35	$7,600	$7,600,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/32	9,350	9,350,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.27%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.22%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(e)	0.25%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	7,830	7,830,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.30%	12/01/34	700	700,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(e)	0.33%	09/01/39	730	730,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/33	7,500	7,500,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	06/15/26	9,390	9,390,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/31	12,875	12,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.25%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	03/01/38	8,575	8,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/14	5,035	5,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	$4,480	$4,480,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(e)	0.35%	01/01/33	800	800,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/32	53,840	53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.22%	10/01/38	6,675	6,675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.26%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	03/01/15	1,135	1,135,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/46	5,300	5,300,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/36	22,840	22,840,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/44	5,208	5,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	35,865	35,865,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/40	665	665,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	$20,200	$20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.26%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	01/01/25	3,690	3,690,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/33	14,200	14,200,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(e)	0.25%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.23%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.26%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(d)(e)	0.32%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	3,410	3,410,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/25	9,350	9,350,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.26%	09/01/37	1,320	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.21%	09/15/26	$13,800	$13,800,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(e)	0.29%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.23%	11/01/36	3,125	3,125,000

New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/32	6,000	6,000,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/36	1,940	1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(e)	0.29%	06/01/38	5,595	5,595,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,030	9,030,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/39	41,100	41,100,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/17	9,055	9,055,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	8,075	8,075,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.24%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	12/01/27	12,050	12,050,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.39%	12/01/27	255	255,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	8,875	8,875,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.30%	09/01/36	$860	$860,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.45%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	08/01/34	70,000	70,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.25%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	1,740	1,740,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/29	15,505	15,505,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.28%	10/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.31%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(e)	0.25%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	53,175	53,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	9,965	9,965,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/01/27	11,020	11,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.26%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(e)	0.39%	07/01/40	$690	$690,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,900	3,900,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC–U.S. Bank, N.A.)(d)(e)	0.35%	03/01/16	3,590	3,590,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.24%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/36	6,630	6,630,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.25%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/32	35,090	35,090,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.33%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.24%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.25%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.27%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.29%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	11,500	11,500,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.36%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.25%	06/01/38	8,100	8,100,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(e)	0.24%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.28%	05/01/42	6,845	6,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.23%	07/01/33	$18,635	$18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.27%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.29%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.41%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.23%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/30	20,700	20,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.25%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.26%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.25%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	04/01/22	7,770	7,770,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(e)	0.25%	12/01/42	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/24	$7,715	$7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/35	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	08/01/30	6,000	6,000,000

				3,935,995,000

Other Variable Rate Demand Notes–0.38%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	7,640	7,640,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.19%	12/01/30	2,900	2,900,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.20%	12/01/30	50,000	50,000,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				84,205,000

Total Variable Rate Demand Notes (Cost $4,020,200,000)				4,020,200,000

Time Deposits–6.44%
Barclays Bank PLC (Cayman Islands)(b)	0.13%	03/01/11	450,000	450,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(b)	0.13%	03/01/11	235,000	235,000,000

Chase Bank U.S.A., N.A. (Cayman Islands)(b)	0.13%	03/01/11	64,090	64,089,683

Credit Suisse First Boston (Cayman Islands)(b)	0.14%	03/01/11	700,000	700,000,000

Total Time Deposits (Cost $1,449,089,683)				1,449,089,683

Medium-Term Notes–5.36%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. Medium-Term Notes(a)(b)(d)	1.00%	09/23/11	140,000	140,521,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

European Investment Bank,
Global Bonds(b)	2.63%	05/16/11	$75,000	$75,300,917

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	35,460,802

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.31%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes (United Kingdom)(b)	3.75%	03/09/11	8,500	8,505,583

Sr. Unsec. Gtd. Global Bonds(b)	3.75%	06/27/11	100,000	100,990,625

Lloyds TSB Bank PLC Sr. Unsec. Gtd. Medium-Term Euro Notes(a)(b)	0.95%	12/02/11	105,000	105,498,475

Rabobank Nederland
Sr. Unsec. Notes(a)(b)(d)	0.38%	03/16/12	50,000	50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.51%	08/05/11	65,000	65,056,770

Sr. Unsec. Notes(a)(b)(d)	2.05%	04/07/11	150,000	150,000,000

Royal Bank of Canada Sr. Unsec. Notes(a)(b)(d)	0.30%	04/02/12	200,000	200,000,000

Westpac Banking Corp. Sr. Unsec. Deposit Notes(a)(b)(d)	0.30%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,206,334,461)				1,206,334,461

Call Deposits–1.11%
Alliance & Leicester PLC(a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–97.20% (Cost $21,862,362,794)				21,862,362,794

			Repurchase
			Amount
Repurchase Agreements–2.76%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	311,940,392	311,938,746

Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	309,119,596	309,118,050

Total Repurchase Agreements (Cost $621,056,796)				621,056,796

TOTAL INVESTMENTS(i)(j)–99.96% (Cost $22,483,419,590)				22,483,419,590

OTHER ASSETS LESS LIABILITIES–0.04%				8,059,284

NET ASSETS–100.00%				$22,491,478,874

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; Cayman Islands: 6.4%; Netherlands: 5.6%; other countries less than 5% each: 14.8%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $6,246,579,299, which represented 27.77% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	46.9%

8-30	15.6

31-60	13.3

61-90	13.8

91-180	9.2

181+	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–62.62%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.77%
Atlantis One Funding Corp.(b)(c)	0.25%	04/11/11	$50,000	$49,985,764

Atlantis One Funding Corp.(b)(c)	0.26%	03/11/11	100,000	99,992,778

				149,978,542

Asset-Backed Securities–Consumer Receivables–5.72%
Bryant Park Funding LLC(c)	0.24%	03/09/11	100,000	99,994,667

Salisbury Receivables Co. LLC(c)	0.24%	04/05/11	50,000	49,988,333

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/12/11	30,000	29,991,250

				179,974,250

Asset-Backed Securities–Fully Supported Bank–18.06%
Concord Minutemen Capital Co., LLC Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	110,000	109,964,953

Crown Point Capital Co., LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	03/25/11	85,000	84,980,167

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	04/15/11	95,000	94,964,375

Lexington Parker Capital Co. LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/10/11	100,000	99,990,750

Liberty Street Funding LLC, (CEP–Bank of Nova Scotia)(b)(c)	0.23%	03/09/11	50,000	49,997,445

LMA Americas LLC, (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	0.29%	03/15/11	65,000	64,992,669

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.24%	04/18/11	13,400	13,395,712

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	04/14/11	50,000	49,984,111

				568,270,182

Asset-Backed Securities–Multi-Purpose–7.39%
Atlantic Asset Securitization LLC(c)	0.22%	03/23/11	75,000	74,989,916

Atlantic Asset Securitization LLC(c)	0.24%	03/01/11	35,000	35,000,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/07/11	75,000	74,997,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/08/11	47,662	47,659,776

				232,646,692

Asset-Backed Securities–Securities–7.62%
Aspen Funding Corp.(c)	0.26%	03/21/11	40,000	39,994,222

Newport Funding Corp.(c)	0.26%	03/24/11	50,000	49,991,695

Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/21/11	150,000	149,978,333

				239,964,250

Asset-Backed Securities–Trade Receivables–1.27%
Victory Receivables Corp.(c)	0.26%	03/30/11	39,982	39,973,626

Diversified Banks–15.38%
Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

Credit Agricole CIB North America, Inc.(b)	0.30%	03/01/11	34,000	34,000,000

ING (US) Funding LLC(b)	0.23%	03/02/11	100,000	99,999,361

Royal Bank of Scotland PLC(b)(c)	0.26%	03/01/11	125,000	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.(b)	0.24%	03/01/11	$45,000	$45,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	80,000	79,975,200

				483,969,005

Life & Health Insurance–2.41%
MetLife Short Term Funding LLC(c)	0.23%	03/29/11	75,873	75,859,427

Total Commercial Paper (Cost $1,970,635,974)				1,970,635,974

Variable Rate Demand Notes–18.66%(d)
Credit Enhanced–18.53%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.27%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	7,725	7,725,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/37	7,000	7,000,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/28	6,260	6,260,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.24%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.23%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(e)	0.45%	07/01/41	8,000	8,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	2,400	2,400,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	06/01/37	15,221	15,221,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	6,195	6,195,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.25%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.30%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/35	5,875	5,875,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	43,265	43,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.26%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.25%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/38	6,995	6,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/23	$6,850	$6,850,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.29%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	20,750	20,750,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/24	5,235	5,235,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.28%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/27	100	100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	5,600	5,600,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(e)	0.44%	10/01/21	4,390	4,390,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/30	4,500	4,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.27%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	6,380	6,380,000

				583,361,000

Other Variable Rate Demand Notes–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.17%	12/01/30	4,000	4,000,000

Total Variable Rate Demand Notes (Cost $587,361,000)				587,361,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–7.31%
Bank of Montreal	0.19%	03/14/11	$75,000	$75,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	55,000	55,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.31%	04/01/11	100,000	100,000,000

Total Certificates of Deposit (Cost $230,000,000)				230,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.59% (Cost $2,787,996,974)				2,787,996,974

			Repurchase
			Amount
Repurchase Agreements–11.40%(f)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	68,696,249	68,695,886

BNP Paribas, Joint agreement dated 02/28/11, aggregate maturing value $592,005,920 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $607,597,635; 0%-6.54%, 01/12/12-06/25/43)	0.36%	03/01/11	150,001,500	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $1,000,007,778 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-10.00%, 03/09/11-03/14/51)	0.28%	03/01/11	140,001,089	140,000,000

Total Repurchase Agreements (Cost $358,695,886)				358,695,886

TOTAL INVESTMENTS(g)(h)–99.99% (Cost $3,146,692,860)				3,146,692,860

OTHER ASSETS LESS LIABILITIES–0.01%				375,046

NET ASSETS–100.00%				$3,147,067,906

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdoms: 25.5%; France: 11.9%; Netherlands: 11.8%; Canada: 5.1%; other countries less than 5% each: 0.6%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,627,721,969, which represented 51.72% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	9.4%

Bank Tokyo-MITS	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	45.0%

8-30	36.7

31-60	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.86%
U.S. Treasury Bills–34.86%(a)
U.S. Treasury Bills	0.18%	03/03/11	$250,000	$249,997,500

U.S. Treasury Bills	0.19%	04/07/11	435,000	434,916,159

U.S. Treasury Bills	0.15%	04/14/11	240,000	239,956,000

U.S. Treasury Bills	0.17%	04/14/11	250,000	249,948,819

U.S. Treasury Bills	0.12%	04/15/11	500,000	499,923,750

U.S. Treasury Bills	0.17%	04/21/11	200,000	199,950,417

U.S. Treasury Bills	0.17%	05/05/11	120,000	119,962,733

U.S. Treasury Bills	0.18%	05/05/11	150,000	149,952,604

U.S. Treasury Bills	0.16%	05/12/11	400,000	399,870,600

U.S. Treasury Bills	0.19%	05/12/11	125,000	124,952,500

U.S. Treasury Bills	0.19%	05/19/11	300,000	299,875,575

U.S. Treasury Bills	0.17%	05/26/11	200,000	199,917,345

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,843,111

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,865,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,902,088

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,887,189

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,823,757

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,856,444

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,846,600

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,748,214

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,640,733

Total U.S. Treasury Securities (Cost $4,927,637,138)				4,927,637,138

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.86% (Cost $4,927,637,138)				4,927,637,138

			Repurchase
			Amount
Repurchase Agreements–65.15%(b)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	477,588,537	477,586,149

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value of $1,420,006,706 (collateralized by U.S. Treasury obligations valued at $1,448,400,037; 0%-8.75%, 03/03/11-02/15/41)	0.17%	03/01/11	1,420,006,706	1,420,000,000

BNP Paribas Securities Corp., Agreement dated 02/28/11, maturing value $670,003,164 (collateralized by U.S. Treasury obligations valued at $683,400,004; 0.50%-4.75%, 12/31/11-08/15/17)	0.17%	03/01/11	670,003,164	670,000,000

BNP Paribas Securities Corp., Term agreement dated 01/13/11, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,039; 4.50%-7.25%, 08/15/22-05/15/38)(c)	0.17%	04/13/11	500,212,500	500,000,000

BNP Paribas Securities Corp., Term agreement dated 01/20/11, maturing value $500,225,000 (collateralized by U.S. Treasury obligations valued at $510,000,007; 5.50%-8.13%, 05/15/21-08/15/29)(c)	0.18%	04/20/11	500,225,000	500,000,000

CIBC World Markets Corp., Agreement dated 02/28/11, maturing value of $100,000,472 (collateralized by U.S. Treasury obligations valued at $102,003,858; 0.50%-4.75%, 10/31/11-02/15/41)	0.17%	03/01/11	100,000,472	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	180,000,900	180,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Term agreement dated 01/18/11, maturing value of $500,237,500 (collateralized by U.S. Treasury obligations valued at $510,002,399; 0%, 05/15/11-02/15/41)(c)	0.19%	04/18/11	$500,237,500	$500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/28/11, maturing value of $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,030; 0%-6.13%, 03/24/11-11/15/27)	0.17%	03/01/11	1,000,004,722	1,000,000,000

Goldman, Sachs & Co., Agreement dated 02/28/11, maturing value $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,041; 0%-10.63%, 03/31/11-02/15/31)	0.10%	03/01/11	500,001,389	500,000,000

HSBC Securities (USA) Inc., Agreement dated 02/28/11, maturing value $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,002,954; 0.50%-7.25%, 04/15/11-05/15/39)	0.17%	03/01/11	1,000,004,722	1,000,000,000

JPMorgan Securities Inc., Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. a Treasury obligation valued at $255,001,768; 0.63%, 02/28/13)	0.15%	03/01/11	250,001,042	250,000,000

Merrill Lynch Government Securities, Inc., Agreement dated 02/28/11, maturing value $170,000,803 (collateralized by U.S. Treasury obligations valued at $173,400,041; 1.00%-1.13%, 07/31/11-01/15/12)	0.17%	03/01/11	170,000,803	170,000,000

Morgan Stanley, Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,028; 1.75%-2.13%, 01/15/26-02/15/41)	0.15%	03/01/11	250,001,042	250,000,000

RBC Capital Markets Corp., Agreement dated 02/28/11, maturing value $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,091; 0.63%-1.88%, 02/28/13-09/30/17)	0.17%	03/01/11	250,001,181	250,000,000

RBS Securities Inc., Agreement dated 02/28/11, maturing value $500,002,361 (collateralized by U.S. Treasury obligations valued at $510,003,640; 0.38%-7.63%, 09/30/12-02/15/26)	0.17%	03/01/11	500,002,361	500,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	690,003,259	690,000,000

Wells Fargo Securities, LLC, Agreement dated 02/28/11, maturing value $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,008; 0.38%-4.75%, 04/30/12-02/15/40)	0.18%	03/01/11	250,001,250	250,000,000

Total Repurchase Agreements (Cost $9,207,586,149)				9,207,586,149

TOTAL INVESTMENTS(d)–100.01% (Cost $14,135,223,287)				14,135,223,287

OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,473,253)

NET ASSETS–100.00%				$14,133,750,034

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Treasury Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	63.4%

31-60	15.0

61-90	9.2

91-180	10.0

181+	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.38%
Federal Farm Credit Bank (FFCB)–4.13%
Bonds(a)	0.20%	04/14/11	$60,000	$59,998,531

Bonds(a)	0.23%	08/22/11	40,000	40,000,000

Bonds(a)	0.20%	09/20/11	40,000	39,997,749

Bonds(a)	0.19%	12/16/11	75,000	74,998,510

Disc. Notes(b)	0.28%	11/17/11	75,000	74,845,031

				289,839,821

Federal Home Loan Bank (FHLB)–19.51%
Unsec. Bonds(a)	0.15%	05/16/11	125,000	124,997,348

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.18%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.17%	07/25/11	44,000	43,992,728

Unsec. Bonds(a)	0.18%	09/09/11	50,000	49,986,753

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.21%	09/23/11	85,000	84,990,364

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,992,891

Unsec. Bonds	0.46%	02/22/12	24,000	24,000,000

Unsec. Disc. Notes(b)	0.07%	03/01/11	14,300	14,300,000

Unsec. Disc. Notes(b)	0.17%	03/18/11	202,000	201,983,784

Unsec. Disc. Notes(b)	0.17%	05/11/11	75,000	74,974,854

Unsec. Disc. Notes(b)	0.22%	05/13/11	150,000	149,933,083

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,990,798

Unsec. Global Bonds(a)	0.17%	07/25/11	120,000	119,975,696

				1,369,118,299

Federal Home Loan Mortgage Corp. (FHLMC)–16.91%
Unsec. Disc. Notes(b)	0.17%	03/15/11	90,000	89,994,050

Unsec. Disc. Notes(b)	0.22%	04/04/11	150,000	149,968,833

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,983,958

Unsec. Disc. Notes(b)	0.20%	04/11/11	50,000	49,988,611

Unsec. Disc. Notes(b)	0.25%	04/26/11	50,000	49,980,556

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,953,363

Unsec. Disc. Notes(b)	0.25%	05/17/11	65,000	64,965,243

Unsec. Disc. Notes(b)	0.20%	05/31/11	79,684	79,643,715

Unsec. Disc. Notes(b)	0.21%	05/31/11	26,785	26,771,120

Unsec. Disc. Notes(b)	0.20%	07/05/11	25,000	24,982,500

Unsec. Disc. Notes(b)	0.19%	08/03/11	125,000	124,897,743

Unsec. Disc. Notes(b)	0.17%	08/15/11	50,000	49,960,569

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,924,925

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,935,556

Unsec. Global Notes(a)	0.22%	05/04/11	60,000	59,997,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$50,000	$49,975,126

Unsec. MTN(a)	0.37%	03/09/11	30,000	30,000,870

Unsec. MTN(a)	0.24%	08/05/11	60,000	60,000,884

Unsec. Notes(a)	0.23%	09/26/11	26,000	26,003,068

				1,186,928,584

Federal National Mortgage Association (FNMA)–12.83%
Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,975,975

Unsec. Disc. Notes(b)	0.20%	04/06/11	145,650	145,620,870

Unsec. Disc. Notes(b)	0.23%	04/11/11	85,000	84,977,735

Unsec. Disc. Notes(b)	0.17%	04/13/11	100,000	99,979,694

Unsec. Disc. Notes(b)	0.18%	04/20/11	137,000	136,965,750

Unsec. Disc. Notes(b)	0.20%	05/02/11	100,000	99,965,556

Unsec. Disc. Notes(b)	0.19%	05/04/11	95,000	94,967,911

Unsec. Disc. Notes(b)	0.20%	07/06/11	85,000	84,938,529

Unsec. Disc. Notes(b)	0.17%	08/17/11	62,791	62,740,889

				900,132,909

Total U.S. Government Sponsored Agency Securities (Cost $3,746,019,613)				3,746,019,613

U.S. Treasury Securities–3.20%(b)
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,984,472

U.S. Treasury Bills	0.19%	05/12/11	100,000	99,962,000

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,818,385

Total U.S. Treasury Securities (Cost $224,764,857)				224,764,857

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $3,970,784,470)				3,970,784,470

			Repurchase
			Amount
Repurchase Agreements–43.43%(c)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	117,260,535	117,259,949

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30)	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15)	0.19%	03/01/11	700,003,694	700,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37)	0.18%	03/01/11	100,000,500	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	320,001,600	320,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30)	0.18%	03/01/11	700,003,500	700,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31)	0.19%	03/01/11	450,002,375	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39)	0.19%	03/01/11	$350,001,847	$350,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	60,000,283	60,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36)	0.19%	03/01/11	200,001,055	200,000,000

Total Repurchase Agreements (Cost $3,047,259,949)				3,047,259,949

TOTAL INVESTMENTS(d)–100.01% (Cost $7,018,044,419)				7,018,044,419

OTHER ASSETS LESS LIABILITIES–(.01)%				(792,815)

NET ASSETS–100.00%				$7,017,251,604

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	54.6%

8-30	10.6

31-60	12.6

61-90	11.7

91-180	6.5

181+	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.57%
Federal Farm Credit Bank (FFCB)–3.17%
Bonds(a)	0.20%	04/14/11	$5,000	$4,999,878

Bonds(a)	0.23%	08/22/11	7,050	7,050,000

Bonds(a)	0.20%	09/20/11	5,600	5,599,685

Disc. Notes(b)	0.28%	11/17/11	7,169	7,154,187

				24,803,750

Federal Home Loan Bank (FHLB)–90.40%
Unsec. Bonds(a)	0.15%	05/16/11	10,000	9,999,788

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.18%	05/26/11	1,500	1,499,893

Unsec. Bonds(a)	0.17%	07/25/11	10,000	9,998,347

Unsec. Bonds(a)	0.18%	09/09/11	8,100	8,097,854

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.21%	09/23/11	5,000	4,999,433

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,556

Unsec. Disc. Notes(b)	0.07%	03/01/11	335,700	335,700,000

Unsec. Disc. Notes(b)	0.15%	03/02/11	19,700	19,699,915

Unsec. Disc. Notes(b)	0.10%	03/03/11	25,000	24,999,861

Unsec. Disc. Notes(b)	0.11%	03/09/11	16,000	15,999,609

Unsec. Disc. Notes(b)	0.09%	03/11/11	10,000	9,999,750

Unsec. Disc. Notes(b)	0.11%	03/16/11	30,000	29,998,656

Unsec. Disc. Notes(b)	0.11%	03/23/11	15,000	14,998,946

Unsec. Disc. Notes(b)	0.17%	03/23/11	15,000	14,998,442

Unsec. Disc. Notes(b)	0.12%	03/25/11	25,000	24,998,000

Unsec. Disc. Notes(b)	0.17%	04/08/11	14,000	13,997,488

Unsec. Disc. Notes(b)	0.20%	04/13/11	12,500	12,497,014

Unsec. Disc. Notes(b)	0.13%	04/15/11	25,000	24,995,937

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,388

Unsec. Disc. Notes(b)	0.17%	04/29/11	25,000	24,993,035

Unsec. Disc. Notes(b)	0.18%	05/04/11	15,000	14,995,200

Unsec. Disc. Notes(b)	0.17%	05/11/11	10,000	9,996,647

Unsec. Disc. Notes(b)	0.22%	05/13/11	5,000	4,997,769

Unsec. Disc. Notes(b)	0.20%	05/18/11	4,186	4,184,186

Unsec. Disc. Notes(b)	0.20%	07/13/11	6,900	6,894,863

Unsec. Disc. Notes(b)	0.19%	08/03/11	8,250	8,243,251

Unsec. Disc. Notes(b)	0.17%	08/17/11	15,000	14,988,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.17%	07/25/11	$5,000	$4,998,987

				706,766,844

Total U.S. Government Sponsored Agency Securities (Cost $731,570,594)				731,570,594

U.S. Treasury Securities–6.46%(b)
U.S. Treasury Bills	0.13%	03/24/11	20,000	19,998,352

U.S. Treasury Bills	0.19%	04/07/11	10,000	9,998,099

U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	5,000	4,998,100

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,486,681

Total U.S. Treasury Securities (Cost $50,478,126)				50,478,126

TOTAL INVESTMENTS(c)–100.03% (Cost $782,048,720)				782,048,720

OTHER ASSETS LESS LIABILITIES–(0.03)%				(198,272)

NET ASSETS–100.00%				$781,850,448

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	53.3%

8-30	21.9

31-60	13.0

61-90	6.3

91-180	3.9

181+	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.23%
Arizona–3.07%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.34%	08/01/15	$7,470	$7,470,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.33%	12/01/37	13,725	13,725,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.26%	10/01/25	4,930	4,930,000

				26,125,000

Colorado–5.88%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.27%	02/15/28	1,000	1,000,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.55%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/21	4,670	4,670,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.28%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.33%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.28%	12/01/30	20,150	20,150,000

				50,010,000

Connecticut–0.71%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,062,080

Florida–4.81%
Florida (State of) Development Finance Corp. (The Wellness Community–Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.27%	08/01/34	5,500	5,500,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.26%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/25	5,300	5,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	09/01/29	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	04/01/20	$2,925	$2,925,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.24%	06/01/36	10,100	10,100,000

				40,955,000

Georgia–2.38%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	01/01/21	5,365	5,365,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	01/01/32	2,200	2,200,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	11/15/32	3,920	3,920,000

				20,275,000

Illinois–6.36%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.18%	01/01/37	900	900,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.28%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Subseries 2008B, RB(a)	0.32%	12/01/46	7,000	7,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	09/01/32	3,180	3,180,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	01/15/22	4,400	4,400,000

				54,130,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.35%	08/01/37	1,830	1,830,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	12/01/23	3,850	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/24	$5,700	$5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/39	2,700	2,700,000

				14,080,000

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	11/01/32	500	500,000

				2,270,000

Kansas–1.06%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,801,738

				9,036,738

Kentucky–1.52%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/30	7,300	7,300,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	5,605	5,605,000

				12,905,000

Maryland–0.28%
Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/28	2,390	2,390,000

Michigan–3.09%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	10/15/38	12,000	12,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.27%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	09/01/25	1,600	1,600,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	10/01/31	5,405	5,405,000

				26,335,000

Minnesota–2.04%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	01/01/12	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	$3,000	$3,024,862

Series 2011 A, COP	2.00%	09/01/11	4,000	4,032,764

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,538,295

				17,395,921

Mississippi–1.47%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/37	7,000	7,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.26%	05/01/35	5,500	5,500,000

				12,500,000

Missouri–3.95%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.26%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.28%	12/01/15	3,950	3,950,000

				33,580,000

New Hampshire–1.31%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	06/01/28	3,200	3,200,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/38	3,845	3,845,000

				11,120,000

New Mexico–1.15%
New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	2,745	2,756,599

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,039,297

				9,795,896

New York–0.78%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	10/01/32	6,640	6,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.64%
North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.54%	08/01/14	$2,635	$2,635,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	09/01/27	16,285	16,285,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.26%	12/01/36	9,900	9,900,000

				39,485,000

Ohio–3.89%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	11/01/40	10,325	10,325,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.38%	12/01/32	15,390	15,390,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	12/01/37	2,400	2,400,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	11/01/27	5,000	5,000,000

				33,115,000

Pennsylvania–7.55%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	06/01/35	8,285	8,285,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System);
Series 2002, VRD RB(a)	0.22%	11/15/32	1,600	1,600,000

Series 2005 C, VRD RB(a)	0.19%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.26%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.26%	07/01/38	8,525	8,525,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	04/01/20	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.26%	11/01/34	5,100	5,100,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/27	12,435	12,435,000

				64,268,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–5.18%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/32	$4,785	$4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.47%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina–0.83%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/22	7,100	7,100,000

Tennessee–0.65%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,200	1,200,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	08/01/19	760	760,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.24%	07/01/19	3,600	3,600,000

				5,560,000

Texas–13.00%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,015,356

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.28%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.24%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	02/15/42	4,000	4,000,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.00%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	12,800	12,800,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,033,458

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.52%	05/01/19	9,100	9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.28%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,108,151

				110,676,965

Utah–0.68%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.28%	04/01/42	3,125	3,125,000

				5,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–1.79%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.62%	05/01/29	$15,205	$15,205,000

Virginia–2.21%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.25%	10/01/48	4,000	4,000,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,000	6,013,768

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2011, GO Commercial Paper BAN	0.30%	03/02/11	6,000	6,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.32%	12/01/19	1,190	1,190,000

				18,773,768

Washington–7.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,070,040

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,164,780

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.27%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/22	970	970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	08/01/24	2,400	2,400,000

				63,104,820

West Virginia–0.82%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	01/01/34	7,000	7,000,000

Wisconsin–5.73%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	10/01/42	5,380	5,380,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.25%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/37	5,465	5,465,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.55%	07/01/14	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.35%	08/15/34	$2,010	$2,010,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/30	14,300	14,300,000

				48,750,000

Wyoming–4.07%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.26%	01/01/18	16,165	16,165,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	13,060	13,060,000

				34,685,000

TOTAL INVESTMENTS(f)(g)–100.23% (Cost $853,289,292)				853,289,292

OTHER ASSETS LESS LIABILITIES–(0.23%)				(1,986,169)

NET ASSETS–100.00%				$851,303,123

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $34,500,000, which represented 4.05% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 10.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.6%

Wells Fargo Bank, N.A.	9.8

Bank of America, N.A.	9.2

PNC Bank, N.A.	7.3

U.S. Bank, N.A.	6.8

Portfolio Composition By Maturity

In days, as of 2/28/11

1-7	87.9%

8-30	2.3

31-60	0.7

91-180	3.4

181+	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,862,362,794	$2,787,996,974	$4,927,637,138	$3,970,784,470	$782,048,720	$853,289,292

Repurchase agreements, at value and cost	621,056,796	358,695,886	9,207,586,149	3,047,259,949	—	—

Total investments, at value and cost	22,483,419,590	3,146,692,860	14,135,223,287	7,018,044,419	782,048,720	853,289,292

Cash	2,822,268	—	—	—	—	11,070,452

Receivable for:
Investments sold	2,690,019	1,430,000	—	—	—	205,000

Interest	8,401,456	180,880	353,429	265,150	16,328	819,045

Fund expenses absorbed	407,143	—	930,138	288,293	20,176	51,037

Investment for trustee deferred compensation and retirement plans	566,812	264,771	269,911	113,316	51,976	97,972

Other assets	58,590	168,820	60,874	47,597	27,609	45,821

Total assets	22,498,365,878	3,148,737,331	14,136,837,639	7,018,758,775	782,164,809	865,578,619

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	13,703,075

Amount due custodian	—	—	—	—	125,769	—

Dividends	2,590,265	233,750	205,902	244,263	16,637	39,942

Accrued fees to affiliates	774,103	234,907	1,188,913	419,032	34,086	81,559

Accrued operating expenses	589,371	113,862	334,642	243,223	38,574	47,869

Trustee deferred compensation and retirement plans	2,933,265	1,086,906	1,358,148	600,653	99,295	403,051

Total liabilities	6,887,004	1,669,425	3,087,605	1,507,171	314,361	14,275,496

Net assets applicable to shares outstanding	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

Net assets consist of:
Shares of beneficial interest	$22,488,881,020	$3,145,905,229	$14,131,757,630	$7,016,491,550	$781,783,362	$851,381,701

Undistributed net investment income (loss)	2,523,469	1,159,405	919,681	531,430	55,681	(7)

Undistributed net realized gain (loss)	74,385	3,272	1,072,723	228,624	11,405	(78,571)

	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$17,383,123,758	$1,996,033,555	$4,796,218,899	$4,209,688,861	$714,484,800	$579,537,076

Private Investment Class	$466,928,906	$255,817,705	$872,856,028	$429,159,510	$31,538,901	$93,211,002

Personal Investment Class	$102,598,983	$82,878,046	$206,652,142	$14,335,119	$5,650,940	$4,417,207

Cash Management Class	$2,059,385,533	$462,101,370	$6,122,082,145	$1,102,092,710	$17,110,119	$128,691,406

Reserve Class	$129,481,980	$10,183,588	$100,075,153	$87,404,812	$932,045	$13,290,585

Resource Class	$216,407,570	$89,644,866	$273,225,564	$302,124,363	$12,123,615	$31,442,683

Corporate Class	$2,133,552,144	$250,408,776	$1,762,640,103	$872,446,229	$10,028	$713,164

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,381,177,334	1,996,449,872	4,795,642,967	4,209,283,910	714,412,268	579,530,908

Private Investment Class	466,867,306	255,888,000	872,723,606	429,089,791	31,557,545	93,196,912

Personal Investment Class	102,586,995	82,817,857	206,559,493	14,330,798	5,651,173	4,413,621

Cash Management Class	2,059,051,749	462,063,535	6,121,204,935	1,101,976,768	17,104,220	128,714,750

Reserve Class	129,480,206	10,184,813	100,047,603	87,400,840	930,160	13,288,116

Resource Class	216,368,377	89,615,875	273,152,707	302,073,969	12,120,236	31,440,281

Corporate Class	2,133,443,438	250,390,261	1,762,539,313	872,382,154	10,004	713,619

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$37,077,712	$4,314,472	$11,014,324	$7,824,128	$347,305	$1,511,061

Expenses:
Advisory fees	16,650,376	2,292,926	8,742,298	3,533,900	344,745	1,034,452

Administrative services fees	585,912	298,763	427,750	358,921	75,065	134,459

Custodian fees	403,993	57,330	198,794	213,103	7,182	17,287

Distribution fees:
Private Investment Class	1,504,872	744,662	1,948,089	1,339,654	79,936	243,580

Personal Investment Class	390,841	358,937	662,008	57,327	27,408	20,254

Cash Management Class	1,208,932	249,858	2,107,693	521,793	6,466	70,910

Reserve Class	580,158	38,224	350,797	598,414	5,344	70,038

Resource Class	233,096	120,590	343,925	257,190	12,692	36,538

Corporate Class	383,462	31,602	240,039	155,119	31	131

Transfer agent fees	999,022	137,576	427,897	318,051	17,731	40,972

Trustees’ and officers’ fees and benefits	288,344	44,129	173,521	98,877	11,620	16,157

Registration and filing fees	69,228	40,178	50,606	72,851	36,107	37,507

Other	598,240	120,968	406,445	293,406	52,793	49,864

Total expenses	23,896,476	4,535,743	16,079,862	7,818,606	677,120	1,772,149

Less: Fees waived	(6,077,702)	(1,841,943)	(6,957,450)	(2,161,930)	(411,737)	(540,471)

Net expenses	17,818,774	2,693,800	9,122,412	5,656,676	265,383	1,231,678

Net investment income	19,258,938	1,620,672	1,891,912	2,167,452	81,922	279,383

Net realized gain (loss) from investment securities	48,611	—	261,394	94,495	4,700	(5,582)

Net increase in net assets resulting from operations	$19,307,549	$1,620,672	$2,153,306	$2,261,947	$86,622	$273,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio		Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$19,258,938	$41,344,689	$1,620,672	$3,629,017	$1,891,912	$5,434,686

Net realized gain	48,611	25,776	—	3,272	261,394	310,786

Net increase in net assets resulting from operations	19,307,549	41,370,465	1,620,672	3,632,289	2,153,306	5,745,472

Distributions to shareholders from net investment income:
Institutional Class	(15,655,178)	(31,530,180)	(1,296,332)	(2,765,162)	(1,112,858)	(2,054,316)

Private Investment Class	(60,400)	(206,226)	(29,886)	(97,642)	(78,202)	(250,010)

Personal Investment Class	(10,452)	(33,631)	(9,587)	(40,487)	(17,706)	(53,754)

Cash Management Class	(1,385,570)	(3,282,358)	(154,936)	(420,402)	(423,041)	(2,301,435)

Reserve Class	(11,648)	(29,589)	(770)	(2,525)	(7,038)	(15,259)

Resource Class	(24,626)	(178,336)	(12,095)	(76,679)	(34,493)	(108,104)

Corporate Class	(2,111,064)	(6,084,369)	(117,072)	(226,071)	(218,566)	(651,808)

Total distributions from net investment income	(19,258,938)	(41,344,689)	(1,620,678)	(3,628,968)	(1,891,904)	(5,434,686)

Share transactions–net:
Institutional Class	1,065,978,128	(3,947,256,097)	143,125,230	(720,814,255)	265,621,029	(351,869,785)

Private Investment Class	(242,526,098)	(39,293,459)	(51,166,178)	(122,995,654)	88,518,890	(1,483,613,444)

Personal Investment Class	(8,877,994)	(34,185,294)	(6,099,910)	(92,429,254)	33,220,664	(38,299,452)

Cash Management Class	(567,982,323)	(567,045,577)	10,697,211	(462,695,213)	842,374,919	(6,219,363,410)

Reserve Class	20,509,333	35,953,650	2,149,557	(1,306,574)	48,324,685	22,013,966

Resource Class	(45,013,952)	(538,921,577)	(61,463,647)	(72,423,319)	(136,181,048)	43,981,891

Corporate Class	(1,541,674,689)	(2,404,930,689)	(21,201,987)	137,728,956	208,841,085	(485,776,326)

Net increase (decrease) in net assets resulting from share transactions	(1,319,587,595)	(7,495,679,043)	16,040,276	(1,334,935,313)	1,350,720,224	(8,512,926,560)

Net increase (decrease) in net assets	(1,319,538,984)	(7,495,653,267)	16,040,270	(1,334,931,992)	1,350,981,626	(8,512,615,774)

Net assets:
Beginning of period	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628	12,782,768,408	21,295,384,182

End of period*	$22,491,478,874	$23,811,017,858	$3,147,067,906	$3,131,027,636	$14,133,750,034	$12,782,768,408

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,523,469	$1,159,405	$1,159,411	$919,681	$919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Government & Agency Portfolio		Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$2,167,452	$9,168,708	$81,922	$202,328	$279,383	$627,127

Net realized gain (loss)	94,495	134,129	4,700	6,705	(5,582)	(30,074)

Net increase in net assets resulting from operations	2,261,947	9,302,837	86,622	209,033	273,801	597,053

Distributions to shareholders from net investment income:
Institutional Class	(1,678,123)	(7,254,137)	(74,903)	(171,437)	(247,820)	(469,361)

Private Investment Class	(53,766)	(163,105)	(3,331)	(12,778)	(9,775)	(44,081)

Personal Investment Class	(1,535)	(4,859)	(791)	(2,886)	(542)	(1,823)

Cash Management Class	(112,796)	(626,149)	(1,361)	(5,252)	(15,950)	(69,906)

Reserve Class	(12,013)	(31,338)	(110)	(898)	(1,412)	(4,434)

Resource Class	(25,818)	(112,234)	(1,319)	(8,979)	(3,661)	(29,707)

Corporate Class	(283,407)	(976,886)	(106)	(98)	(227)	(7,818)

Total distributions from net investment income	(2,167,458)	(9,168,708)	(81,921)	(202,328)	(279,387)	(627,130)

Share transactions–net:
Institutional Class	(333,381,768)	(5,271,910,147)	538,811,105	(360,292,542)	(99,546,564)	(150,282,445)

Private Investment Class	(128,853,481)	(223,264,710)	3,115,827	(14,500,490)	(25,707,331)	(87,472,620)

Personal Investment Class	352,585	(3,769,896)	(943,103)	(5,523,164)	(3,097,017)	100,130

Cash Management Class	59,192,137	(882,048,007)	7,300,150	(15,921,040)	436,792	(232,165,646)

Reserve Class	(96,448,971)	44,451,192	88,504	(4,903,731)	(1,451,049)	(88,502)

Resource Class	7,956,664	(192,362,727)	963,186	(6,613,577)	(12,212,983)	(85,418,705)

Corporate Class	(297,645,065)	(628,244,289)	(5,999,998)	5,995,442	179	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	(788,827,899)	(7,157,148,584)	543,335,671	(401,759,102)	(141,577,973)	(601,159,771)

Net increase (decrease) in net assets	(788,733,410)	(7,157,014,455)	543,340,372	(401,752,397)	(141,583,559)	(601,189,848)

Net assets:
Beginning of period	7,805,985,014	14,962,999,469	238,510,076	640,262,473	992,886,682	1,594,076,530

End of period*	$7,017,251,604	$7,805,985,014	$781,850,448	$238,510,076	$851,303,123	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$531,430	$531,436	$55,681	$55,680	$(7)	$(3)

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is

51        Short-Term Investments Trust

not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 Million	Next $250 Million	Over $500 Million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

52        Short-Term Investments Trust

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,048,720

STIC Prime Portfolio	849,038

Treasury Portfolio	2,315,896

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	289,178

Tax-Free Cash Reserve Portfolio	187,135

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$374,507	$196,051	$—	$403,734	$31,310	$—

STIC Prime Portfolio	264,593	204,614	—	28,553	22,505	—

Treasury Portfolio	1,056,574	459,277	1,050,098	296,100	221,829	65,977

Government & Agency Portfolio	635,033	37,205	100,152	480,050	124,751	—

Government TaxAdvantage Portfolio	35,347	19,122	3,433	4,498	8,356	—

Tax-Free Cash Reserve Portfolio	92,395	13,228	15,117	56,686	18,120	4

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

53        Short-Term Investments Trust

  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$601,949	$104,224	$241,786	$75,421	N/A	N/A

STIC Prime Portfolio	297,865	95,716	49,972	4,969	$24,118	N/A

Treasury Portfolio	779,236	176,535	421,539	45,604	68,785	N/A

Government & Agency Portfolio	535,861	15,287	104,359	77,794	51,438	N/A

Government TaxAdvantage Portfolio	39,968	7,309	1,293	695	2,538	N/A

Tax-Free Cash Reserve Portfolio	121,790	5,401	14,182	9,105	7,308	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$22,483,419,590	$—	$22,483,419,590

STIC Prime Portfolio	—	3,146,692,860	—	3,146,692,860

Treasury Portfolio	—	14,135,223,287	—	14,135,223,287

Government & Agency Portfolio	—	7,018,044,419	—	7,018,044,419

Government TaxAdvantage Portfolio	—	782,048,720	—	782,048,720

Tax-Free Cash Reserve Portfolio	—	853,289,292	—	853,289,292

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or

54        Short-Term Investments Trust

portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Liquid Assets Portfolio	$487,529,725	$602,594,806	$—

STIC Prime Portfolio	—	—	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	513,336,603	565,583,926	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2011, the Funds in aggregate paid legal fees of $46,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	58,264,638,720	$58,264,638,720	111,348,098,381	$111,348,098,381

Private Class	1,229,707,616	1,229,707,616	4,634,492,979	4,634,492,979

Personal Class	342,132,111	342,132,111	763,013,240	763,013,240

Cash Management Class	8,231,565,595	8,231,565,595	18,149,320,369	18,149,320,369

Reserve Class	342,049,743	342,049,743	912,834,784	912,834,784

Resource Class	860,171,179	860,171,179	2,401,346,017	2,401,346,017

Corporate Class	9,828,616,568	9,828,616,568	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	6,777,658	6,777,658	11,793,605	11,793,605

Private Class	20,777	20,777	89,801	89,801

Personal Class	8,525	8,525	31,410	31,410

Cash Management Class	895,540	895,540	1,929,450	1,929,450

Reserve Class	11,694	11,694	29,589	29,589

Resource Class	30,167	30,167	178,336	178,336

Corporate Class	940,142	940,142	2,178,748	2,178,748

Reacquired:
Institutional Class	(57,205,438,250)	(57,205,438,250)	(115,307,148,083)	(115,307,148,083)

Private Class	(1,472,254,491)	(1,472,254,491)	(4,673,876,239)	(4,673,876,239)

Personal Class	(351,018,630)	(351,018,630)	(797,229,944)	(797,229,944)

Cash Management	(8,800,443,458)	(8,800,443,458)	(18,718,295,396)	(18,718,295,396)

Reserve Class	(321,552,104)	(321,552,104)	(876,910,723)	(876,910,723)

Resource Class	(905,215,298)	(905,215,298)	(2,940,445,930)	(2,940,445,930)

Corporate Class	(11,371,231,399)	(11,371,231,399)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(1,319,587,595)	$(1,319,587,595)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,258,903,926	$4,258,903,926	8,137,414,192	$8,137,414,192

Private Class	1,047,075,469	1,047,075,469	2,038,753,570	2,038,753,570

Personal Class	1,021,703,706	1,021,703,706	2,113,012,972	2,113,012,972

Cash Management Class	1,174,096,597	1,174,096,597	3,237,866,716	3,237,866,716

Reserve Class	41,111,877	41,111,877	73,594,339	73,594,339

Resource Class	231,383,084	231,383,084	1,363,725,171	1,363,725,171

Corporate Class	535,393,025	535,393,025	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	485,725	485,725	1,065,471	1,065,471

Private Class	17,254	17,254	55,617	55,617

Personal Class	8,228	8,228	39,874	39,874

Cash Management Class	75,368	75,368	191,335	191,335

Reserve Class	291	291	929	929

Resource Class	3,567	3,567	36,766	36,766

Corporate Class	122,179	122,179	190,166	190,166

Reacquired:
Institutional Class	(4,116,264,421)	(4,116,264,421)	(8,859,293,918)	(8,859,293,918)

Private Class	(1,098,258,901)	(1,098,258,901)	(2,161,804,841)	(2,161,804,841)

Personal Class	(1,027,811,844)	(1,027,811,844)	(2,205,482,100)	(2,205,482,100)

Cash Management	(1,163,474,754)	(1,163,474,754)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(38,962,611)	(38,962,611)	(74,901,842)	(74,901,842)

Resource Class	(292,850,298)	(292,850,298)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(556,717,191)	(556,717,191)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	16,040,276	$16,040,276	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	12,018,371,071	$12,018,371,071	26,015,348,319	$26,015,348,319

Private Class	2,734,447,849	2,734,447,849	5,254,723,019	5,254,723,019

Personal Class	806,799,270	806,799,270	1,412,595,956	1,412,595,956

Cash Management Class	15,866,113,247	15,866,113,247	46,154,326,471	46,154,326,471

Reserve Class	279,068,471	279,068,471	483,165,598	483,165,598

Resource Class	583,360,020	583,360,020	1,752,498,428	1,752,498,428

Corporate Class	8,389,623,153	8,389,623,153	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	374,117	374,117	747,041	747,041

Private Class	17,549	17,549	75,219	75,219

Personal Class	16,885	16,885	53,754	53,754

Cash Management Class	69,002	69,002	378,147	378,147

Reserve Class	5,073	5,073	13,500	13,500

Resource Class	23,528	23,528	86,444	86,444

Corporate Class	102,266	102,266	362,782	362,782

Reacquired:
Institutional Class	(11,753,124,159)	(11,753,124,159)	(26,367,965,145)	(26,367,965,145)

Private Class	(2,645,946,508)	(2,645,946,508)	(6,738,411,682)	(6,738,411,682)

Personal Class	(773,595,491)	(773,595,491)	(1,450,949,162)	(1,450,949,162)

Cash Management	(15,023,807,330)	(15,023,807,330)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(230,748,859)	(230,748,859)	(461,165,132)	(461,165,132)

Resource Class	(719,564,596)	(719,564,596)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(8,180,884,334)	(8,180,884,334)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	1,350,720,224	$1,350,720,224	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	32,217,041,199	$32,217,041,199	67,756,450,341	$67,756,450,341

Private Class	1,422,268,550	1,422,268,550	2,696,887,600	2,696,887,600

Personal Class	32,706,294	32,706,294	92,389,908	92,389,908

Cash Management Class	2,304,420,751	2,304,420,751	7,083,908,025	7,083,908,025

Reserve Class	216,734,115	216,734,115	422,419,004	422,419,004

Resource Class	986,348,654	986,348,654	2,822,954,303	2,822,954,303

Corporate Class	3,906,327,512	3,906,327,512	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,005,544	1,005,544	4,390,052	4,390,052

Private Class	12,628	12,628	79,517	79,517

Personal Class	163	163	773	773

Cash Management Class	97,250	97,250	626,149	626,149

Reserve Class	942	942	24,160	24,160

Resource Class	19,966	19,966	79,024	79,024

Corporate Class	156,196	156,196	560,152	560,152

Reacquired:
Institutional Class	(32,551,428,511)	(32,551,428,511)	(73,032,750,540)	(73,032,750,540)

Private Class	(1,551,134,659)	(1,551,134,659)	(2,920,231,827)	(2,920,231,827)

Personal Class	(32,353,872)	(32,353,872)	(96,160,577)	(96,160,577)

Cash Management	(2,245,325,864)	(2,245,325,864)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(313,184,028)	(313,184,028)	(377,991,972)	(377,991,972)

Resource Class	(978,411,956)	(978,411,956)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(4,204,128,773)	(4,204,128,773)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	(788,827,899)	$(788,827,899)	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,256,656,843	$1,256,656,843	1,874,494,393	$1,874,494,393

Private Class	128,246,931	128,246,931	285,652,489	285,652,489

Personal Class	81,898,215	81,898,215	48,028,492	48,028,492

Cash Management Class	12,100,418	12,100,418	15,573,413	15,573,413

Reserve Class	805,931	805,931	31,391,659	31,391,659

Resource Class	9,370,014	9,370,014	63,939,100	63,939,100

Corporate Class	—	—	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	63,828	63,828	171,437	171,437

Private Class	1,715	1,715	5,708	5,708

Cash Management Class	1,156	1,156	5,252	5,252

Reserve Class	105	105	201	201

Resource Class	952	952	2,720	2,720

Corporate Class	65	65	66	66

Reacquired:
Institutional Class	(717,909,566)	(717,909,566)	(2,234,958,372)	(2,234,958,372)

Private Class	(125,132,819)	(125,132,819)	(300,158,687)	(300,158,687)

Personal Class	(82,841,318)	(82,841,318)	(53,551,656)	(53,551,656)

Cash Management	(4,801,424)	(4,801,424)	(31,499,705)	(31,499,705)

Reserve Class	(717,532)	(717,532)	(36,295,591)	(36,295,591)

Resource Class	(8,407,780)	(8,407,780)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	543,335,671	$543,335,671	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	854,624,923	$854,624,924	2,381,530,077	$2,381,530,077

Private Class	91,446,147	91,446,147	242,313,052	242,313,052

Personal Class	4,795,050	4,795,050	13,124,110	13,124,110

Cash Management Class	402,151,966	402,151,965	1,434,961,472	1,434,961,472

Reserve Class	4,163,220	4,163,220	15,733,372	15,733,372

Resource Class	7,140,754,392	7,140,754,392	115,599,863	115,599,863

Corporate Class	30,000,000	30,000,000	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	46,332	46,332	110,090	110,090

Private Class	8,043	8,043	38,670	38,670

Personal Class	158	158	478	478

Cash Management Class	12,608	12,608	52,512	52,512

Reserve Class	1,444	1,444	4,562	4,562

Resource Class	3,048	3,048	24,091	24,091

Corporate Class	179	179	7,818	7,818

Reacquired:
Institutional Class	(954,217,820)	(954,217,820)	(2,531,922,612)	(2,531,922,612)

Private Class	(117,161,521)	(117,161,521)	(329,824,342)	(329,824,342)

Personal Class	(7,892,225)	(7,892,225)	(13,024,458)	(13,024,458)

Cash Management	(401,727,781)	(401,727,781)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(5,615,713)	(5,615,713)	(15,826,436)	(15,826,436)

Resource Class	(7,152,970,424)	(7,152,970,423)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(141,577,974)	$(141,577,973)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Cash Management Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		Investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.06%	$2,059,386	0.22	%(c)	0.28	%(c)	0.11	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.72	2,998,653	0.20		0.27		3.56
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.29	3,397,869	0.20		0.28		5.17
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	(0.00)	(0.04)	1.00	4.48	2,713,882	0.20		0.28		4.42

STIC Prime Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.03	462,101	0.22	(c)	0.30	(c)	0.06	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.55	1,586,211	0.20		0.28		3.38
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.30	2,146,528	0.20		0.29		5.17
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.51	1,378,964	0.20		0.29		4.45

Treasury Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	6,122,082	0.17	(c)	0.28	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.85	7,556,878	0.20		0.28		2.58
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.08	2,833,734	0.20		0.29		4.95
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.29	1,357,547	0.20		0.30		4.19

Government & Agency Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,102,093	0.20	(c)	0.24	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.34	1,028,040	0.20		0.24		3.20
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.22	730,316	0.20		0.25		5.10
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.41	656,356	0.20		0.26		4.37

Government TaxAdvantage Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	17,110	0.16	(c)	0.38	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.19	29,100	0.20		0.34		3.22
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.12	93,310	0.20		0.40		5.00
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.33	32,251	0.20		0.47		4.23

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	128,691	0.31	(c)	0.39	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.69	895,899	0.30	(d)	0.35	(d)	1.68	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.19	789,753	0.30		0.35		3.15
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.33	721,351	0.30		0.35		3.28
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.45	683,659	0.30		0.37		2.41

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,437,902, $503,858, $4,250,321, $1,052,235, $13,039 and $142,996 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Cash Management Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.60	$1.09	$1,023.70	$1.10	0.22%

STIC Prime Portfolio	1,000.00	1,000.30	1.09	1,023.70	1.10	0.22

Treasury Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government & Agency Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.54	1,023.26	1.56	0.31

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-3	Invesco Distributors, Inc.

Corporate Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
46	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/11

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	28 – 42 days	33 days	59 days	$2.1	billion

STIC Prime	10 – 26 days	15 days	15 days	250.4	million

Treasury	31 – 54 days	36 days	36 days	1.7	billion

Government & Agency	31 – 52 days	36 days	62 days	872.4	million

Government TaxAdvantage	21 – 52 days	26 days	41 days	10.0	thousand

Tax-Free Cash Reserve	19 – 33 days	25 days	25 days	713.1	thousand
Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2               Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3               Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–35.51%
Bank of Nova Scotia	0.26%	03/09/11	$150,000	$150,000,000

Bank of Nova Scotia	0.27%	04/07/11	150,000	150,000,000

Bank of Nova Scotia	0.27%	05/11/11	100,000	100,000,000

Bank of Nova Scotia(a)	0.28%	08/02/11	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	07/21/11	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	08/05/11	150,000	150,000,000

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

Barclays Bank PLC(a)	0.65%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.33%	04/13/11	100,000	100,000,000

BNP Paribas(a)	0.37%	06/09/11	200,000	200,000,000

BNP Paribas(a)	0.45%	10/14/11	400,000	400,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

Caisse de Depots et Consignations (United Kingdom)(b)	0.33%	05/05/11	200,000	199,880,932

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/08/11	150,000	149,988,345

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/10/11	250,000	249,975,025

Commonwealth Bank of Australia	0.28%	05/09/11	150,000	150,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Agricole Corporate & Investment Bank	0.42%	05/20/11	150,000	150,000,000

Credit Suisse	0.30%	04/14/11	159,100	159,109,668

Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	05/10/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	04/26/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.28%	03/11/11	98,000	98,000,948

National Australia Bank Ltd. (United Kingdom)(b)	0.30%	03/07/11	200,000	200,000,167

National Australia Bank Ltd. (United Kingdom)(b)	0.36%	08/11/11	100,000	100,002,259

Nordea Bank Finland PLC	0.28%	03/14/11	150,000	150,000,000

Nordea Bank Finland PLC	0.28%	04/07/11	200,000	200,000,000

Nordea Bank Finland PLC (United Kingdom)(b)	0.39%	06/03/11	150,000	149,845,600

Rabobank Nederland(a)	0.32%	10/12/11	100,000	100,000,000

Rabobank Nederland(a)	0.33%	08/08/11	150,000	150,000,000

Rabobank Nederland(a)	0.34%	01/10/12	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Rabobank Nederland (United Kingdom)(b)	0.32%	03/21/11	150,000	149,972,939

Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000

Royal Bank of Canada(a)	0.31%	02/16/12	150,000	150,000,000

Royal Bank of Canada(a)	0.33%	08/05/11	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Royal Bank of Canada	0.33%	08/15/11	$155,000	$155,000,000

Royal Bank of Canada(a)	0.33%	10/12/11	175,000	175,000,000

Royal Bank of Canada(a)	0.37%	08/12/11	100,000	100,000,000

Societe Generale(a)	0.36%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.28%	04/05/11	200,000	200,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,001,630

Svenska Handelsbanken A.B.	0.31%	04/04/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.31%	05/04/11	100,000	100,002,664

Toronto-Dominion Bank	0.30%	05/11/11	100,000	100,000,000

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Toronto-Dominion Bank(a)	0.34%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.25%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $7,986,780,177)				7,986,780,177

Commercial Paper–30.90%(c)
Asset-Backed Securities–Commercial Loans/Leases–1.78%
Atlantis One Funding Corp.(b)(d)	0.30%	05/13/11	150,000	149,908,750

Atlantis One Funding Corp.(b)(d)	0.30%	06/07/11	150,000	149,877,500

Atlantis One Funding Corp.(b)(d)	0.32%	05/16/11	100,000	99,932,444

				399,718,694

Asset-Backed Securities–Consumer Receivables–7.16%
Amsterdam Funding Corp.(d)	0.25%	03/25/11	100,000	99,983,333

Amsterdam Funding Corp.(d)	0.25%	04/05/11	150,000	149,963,542

Amsterdam Funding Corp.(d)	0.25%	04/13/11	100,000	99,970,139

Old Line Funding LLC(d)	0.26%	05/20/11	100,000	99,942,222

Old Line Funding LLC(d)	0.27%	04/08/11	100,093	100,064,473

Old Line Funding LLC(d)	0.27%	04/12/11	63,939	63,918,859

Sheffield Receivables Corp.(d)	0.27%	04/06/11	100,000	99,973,000

Sheffield Receivables Corp.(d)	0.27%	05/04/11	50,000	49,976,000

Sheffield Receivables Corp.(d)	0.27%	05/10/11	65,500	65,465,612

Sheffield Receivables Corp.(d)	0.28%	04/14/11	65,000	64,977,756

Sheffield Receivables Corp.(d)	0.28%	04/15/11	65,000	64,977,250

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.24%	03/09/11	273,611	273,596,407

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	03/04/11	100,000	99,997,917

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	04/12/11	108,114	108,082,467

Thunder Bay Funding, LLC(d)	0.27%	03/03/11	84,271	84,269,736

Thunder Bay Funding, LLC(d)	0.27%	03/07/11	84,719	84,715,188

				1,609,873,901

Asset-Backed Securities–Fully Supported Bank–2.71%
Crown Point Capital Co., LLC–Series A (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.37%	03/04/11	100,000	99,996,917

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	04/18/11	102,000	101,963,280

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.27%	03/21/11	40,000	39,994,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	03/04/11	$167,000	$166,995,825

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/11/11	100,000	99,965,833

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/15/11	100,000	99,962,500

				608,878,355

Asset-Backed Securities–Multi-Purpose–2.78%
Chariot Funding LLC/Ltd.(d)	0.26%	03/07/11	100,000	99,995,667

Mont Blanc Capital Corp.(b)(d)	0.24%	03/14/11	100,000	99,991,333

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/05/11	100,000	99,972,778

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/28/11	50,000	49,977,444

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	05/11/11	50,000	49,972,389

Nieuw Amsterdam Receivables Corp.(b)(d)	0.39%	06/01/11	75,000	74,925,250

Regency Markets No. 1, LLC(b)(d)	0.25%	03/15/11	150,000	149,985,417

				624,820,278

Asset-Backed Securities–Securities–0.93%
Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/04/11	110,000	109,997,617

Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/07/11	100,000	99,995,666

				209,993,283

Asset-Backed Securities–Trade Receivables–0.24%
Victory Receivables Corp.(d)	0.25%	03/18/11	55,000	54,993,507

Diversified Banks–6.84%
BNZ International Funding Ltd.(b)(d)	0.29%	05/06/11	149,000	148,920,782

Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

ING (U.S.) Funding LLC(b)	0.23%	03/03/11	200,000	199,997,445

Royal Bank of Scotland PLC(b)	0.26%	03/01/11	299,000	299,000,000

Societe Generale North America, Inc.(b)	0.24%	03/01/11	445,000	445,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	120,000	119,962,800

Societe Generale North America, Inc.(b)	0.38%	05/02/11	225,000	224,852,750

				1,537,728,221

Internet Software & Services–0.33%
Google Inc.(d)	0.40%	09/16/11	75,000	74,834,167

Life & Health Insurance–2.27%
MetLife Short Term Funding LLC(d)	0.23%	03/16/11	184,611	184,593,308

MetLife Short Term Funding LLC(d)	0.23%	03/17/11	100,000	99,989,778

MetLife Short Term Funding LLC(d)	0.23%	03/21/11	25,000	24,996,806

MetLife Short Term Funding LLC(d)	0.23%	03/24/11	200,000	199,970,611

				509,550,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Multi-Sector Holdings–1.55%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.27%	04/07/11	$150,000	$149,958,375

Kreditanstalt fuer Wiederaufbau(b)(d)	0.30%	08/15/11	100,000	99,860,833

Kreditanstalt fuer Wiederaufbau(b)(d)	0.33%	07/08/11	100,000	99,881,750

				349,700,958

Municipal Commercial Paper–0.19%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	03/03/11	11,268	11,268,000

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	31,063	31,063,000

				42,331,000

Regional Banks–4.12%
ASB Finance Ltd.(b)(d)	0.27%	05/04/11	100,000	99,952,000

ASB Finance Ltd.(b)(d)	0.30%	03/24/11	100,000	99,980,833

Australia & New Zealand Banking Group Ltd.(d)	0.29%	04/04/11	100,000	99,972,611

Commonwealth Bank of Australia(b)(d)	0.26%	05/16/11	100,000	99,945,111

Commonwealth Bank of Australia(b)(d)	0.27%	05/02/11	124,000	123,942,340

Svenska Handelsbanken, Inc.–Series S(b)	0.29%	05/24/11	154,000	153,895,794

Westpac Banking Corp.(a)(d)	0.31%	11/07/11	150,000	150,000,000

Westpac Banking Corp.(b)(d)	0.33%	08/15/11	100,000	99,846,917

				927,535,606

Total Commercial Paper (Cost $6,949,958,473)				6,949,958,473

Variable Rate Demand Notes–17.88%(a)(f)
Credit Enhanced–17.50%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	1,020	1,020,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	10/01/35	17,450	17,450,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.21%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.25%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(e)	0.27%	12/15/18	7,400	7,400,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.20%	07/01/34	21,930	21,930,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	8,200	8,200,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/33	19,125	19,125,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,350	3,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/14	$4,550	$4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.25%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	900	900,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	34,385	34,385,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/35	9,050	9,050,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/21	12,385	12,385,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.30%	07/01/38	2,000	2,000,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.26%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.28%	06/01/35	15,000	15,000,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/33	3,175	3,175,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	21,400	21,400,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.21%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.18%	01/01/37	18,000	18,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/20	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/24	$14,510	$14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/36	2,500	2,500,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.28%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/16	2,100	2,100,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	1,000	1,000,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/30	30,075	30,075,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/36	7,350	7,350,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.25%	06/15/25	7,540	7,540,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	01/01/26	15,500	15,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	$5,060	$5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	28,970	28,970,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.28%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(e)	0.33%	01/01/29	14,802	14,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(e)	0.23%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/20	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.25%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	3,780	3,780,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.23%	12/01/21	18,500	18,500,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,210	1,210,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.28%	03/01/21	23,500	23,500,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.26%	01/01/18	830	830,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	$10,000	$10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.29%	06/15/25	1,900	1,900,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/19	4,960	4,960,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.25%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.38%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.25%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.22%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.25%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/14	4,045	4,045,000

Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.25%	06/15/31	69,890	69,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.26%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC– Harris N.A.)(d)(e)	0.30%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.26%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	7,200	7,200,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.27%	09/01/24	1,400	1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	1,600	1,600,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.34%	05/01/14	250	250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/29	$3,300	$3,300,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.28%	06/01/17	2,845	2,845,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.28%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.20%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.30%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.27%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(e)	0.45%	07/01/41	5,000	5,000,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.28%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.26%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.31%	05/01/42	2,590	2,590,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.23%	01/01/35	$7,600	$7,600,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/32	9,350	9,350,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.27%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.22%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(e)	0.25%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	7,830	7,830,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.30%	12/01/34	700	700,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(e)	0.33%	09/01/39	730	730,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/33	7,500	7,500,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	06/15/26	9,390	9,390,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/31	12,875	12,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.25%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	03/01/38	8,575	8,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/14	5,035	5,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	$4,480	$4,480,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(e)	0.35%	01/01/33	800	800,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/32	53,840	53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.22%	10/01/38	6,675	6,675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.26%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	03/01/15	1,135	1,135,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/46	5,300	5,300,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/36	22,840	22,840,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/44	5,208	5,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	35,865	35,865,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/40	665	665,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	$20,200	$20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.26%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	01/01/25	3,690	3,690,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/33	14,200	14,200,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(e)	0.25%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.23%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.26%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(d)(e)	0.32%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	3,410	3,410,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/25	9,350	9,350,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.26%	09/01/37	1,320	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.21%	09/15/26	$13,800	$13,800,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(e)	0.29%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.23%	11/01/36	3,125	3,125,000

New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/32	6,000	6,000,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/36	1,940	1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(e)	0.29%	06/01/38	5,595	5,595,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,030	9,030,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/39	41,100	41,100,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/17	9,055	9,055,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	8,075	8,075,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.24%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	12/01/27	12,050	12,050,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.39%	12/01/27	255	255,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	8,875	8,875,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.30%	09/01/36	$860	$860,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.45%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	08/01/34	70,000	70,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.25%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	1,740	1,740,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/29	15,505	15,505,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.28%	10/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.31%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(e)	0.25%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	53,175	53,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	9,965	9,965,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/01/27	11,020	11,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.26%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(e)	0.39%	07/01/40	$690	$690,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,900	3,900,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC–U.S. Bank, N.A.)(d)(e)	0.35%	03/01/16	3,590	3,590,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.24%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/36	6,630	6,630,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.25%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/32	35,090	35,090,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.33%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.24%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.25%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.27%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.29%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	11,500	11,500,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.36%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.25%	06/01/38	8,100	8,100,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(e)	0.24%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.28%	05/01/42	6,845	6,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.23%	07/01/33	$18,635	$18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.27%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.29%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.41%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.23%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/30	20,700	20,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.25%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.26%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.25%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	04/01/22	7,770	7,770,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(e)	0.25%	12/01/42	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/24	$7,715	$7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/35	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	08/01/30	6,000	6,000,000

				3,935,995,000

Other Variable Rate Demand Notes–0.38%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	7,640	7,640,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.19%	12/01/30	2,900	2,900,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.20%	12/01/30	50,000	50,000,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				84,205,000

Total Variable Rate Demand Notes (Cost $4,020,200,000)				4,020,200,000

Time Deposits–6.44%
Barclays Bank PLC (Cayman Islands)(b)	0.13%	03/01/11	450,000	450,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(b)	0.13%	03/01/11	235,000	235,000,000

Chase Bank U.S.A., N.A. (Cayman Islands)(b)	0.13%	03/01/11	64,090	64,089,683

Credit Suisse First Boston (Cayman Islands)(b)	0.14%	03/01/11	700,000	700,000,000

Total Time Deposits (Cost $1,449,089,683)				1,449,089,683

Medium-Term Notes–5.36%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. Medium-Term Notes(a)(b)(d)	1.00%	09/23/11	140,000	140,521,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

European Investment Bank,
Global Bonds(b)	2.63%	05/16/11	$75,000	$75,300,917

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	35,460,802

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.31%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes (United Kingdom)(b)	3.75%	03/09/11	8,500	8,505,583

Sr. Unsec. Gtd. Global Bonds(b)	3.75%	06/27/11	100,000	100,990,625

Lloyds TSB Bank PLC Sr. Unsec. Gtd. Medium-Term Euro Notes(a)(b)	0.95%	12/02/11	105,000	105,498,475

Rabobank Nederland
Sr. Unsec. Notes(a)(b)(d)	0.38%	03/16/12	50,000	50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.51%	08/05/11	65,000	65,056,770

Sr. Unsec. Notes(a)(b)(d)	2.05%	04/07/11	150,000	150,000,000

Royal Bank of Canada Sr. Unsec. Notes(a)(b)(d)	0.30%	04/02/12	200,000	200,000,000

Westpac Banking Corp. Sr. Unsec. Deposit Notes(a)(b)(d)	0.30%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,206,334,461)				1,206,334,461

Call Deposits–1.11%
Alliance & Leicester PLC(a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–97.20% (Cost $21,862,362,794)				21,862,362,794

			Repurchase
			Amount
Repurchase Agreements–2.76%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	311,940,392	311,938,746

Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	309,119,596	309,118,050

Total Repurchase Agreements (Cost $621,056,796)				621,056,796

TOTAL INVESTMENTS(i)(j)–99.96% (Cost $22,483,419,590)				22,483,419,590

OTHER ASSETS LESS LIABILITIES–0.04%				8,059,284

NET ASSETS–100.00%				$22,491,478,874

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; Cayman Islands: 6.4%; Netherlands: 5.6%; other countries less than 5% each: 14.8%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $6,246,579,299, which represented 27.77% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	46.9%

8-30	15.6

31-60	13.3

61-90	13.8

91-180	9.2

181+	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–62.62%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.77%
Atlantis One Funding Corp.(b)(c)	0.25%	04/11/11	$50,000	$49,985,764

Atlantis One Funding Corp.(b)(c)	0.26%	03/11/11	100,000	99,992,778

				149,978,542

Asset-Backed Securities–Consumer Receivables–5.72%
Bryant Park Funding LLC(c)	0.24%	03/09/11	100,000	99,994,667

Salisbury Receivables Co. LLC(c)	0.24%	04/05/11	50,000	49,988,333

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/12/11	30,000	29,991,250

				179,974,250

Asset-Backed Securities–Fully Supported Bank–18.06%
Concord Minutemen Capital Co., LLC Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	110,000	109,964,953

Crown Point Capital Co., LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	03/25/11	85,000	84,980,167

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	04/15/11	95,000	94,964,375

Lexington Parker Capital Co. LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/10/11	100,000	99,990,750

Liberty Street Funding LLC, (CEP–Bank of Nova Scotia)(b)(c)	0.23%	03/09/11	50,000	49,997,445

LMA Americas LLC, (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	0.29%	03/15/11	65,000	64,992,669

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.24%	04/18/11	13,400	13,395,712

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	04/14/11	50,000	49,984,111

				568,270,182

Asset-Backed Securities–Multi-Purpose–7.39%
Atlantic Asset Securitization LLC(c)	0.22%	03/23/11	75,000	74,989,916

Atlantic Asset Securitization LLC(c)	0.24%	03/01/11	35,000	35,000,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/07/11	75,000	74,997,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/08/11	47,662	47,659,776

				232,646,692

Asset-Backed Securities–Securities–7.62%
Aspen Funding Corp.(c)	0.26%	03/21/11	40,000	39,994,222

Newport Funding Corp.(c)	0.26%	03/24/11	50,000	49,991,695

Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/21/11	150,000	149,978,333

				239,964,250

Asset-Backed Securities–Trade Receivables–1.27%
Victory Receivables Corp.(c)	0.26%	03/30/11	39,982	39,973,626

Diversified Banks–15.38%
Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

Credit Agricole CIB North America, Inc.(b)	0.30%	03/01/11	34,000	34,000,000

ING (US) Funding LLC(b)	0.23%	03/02/11	100,000	99,999,361

Royal Bank of Scotland PLC(b)(c)	0.26%	03/01/11	125,000	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.(b)	0.24%	03/01/11	$45,000	$45,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	80,000	79,975,200

				483,969,005

Life & Health Insurance–2.41%
MetLife Short Term Funding LLC(c)	0.23%	03/29/11	75,873	75,859,427

Total Commercial Paper (Cost $1,970,635,974)				1,970,635,974

Variable Rate Demand Notes–18.66%(d)
Credit Enhanced–18.53%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.27%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	7,725	7,725,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/37	7,000	7,000,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/28	6,260	6,260,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.24%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.23%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(e)	0.45%	07/01/41	8,000	8,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	2,400	2,400,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	06/01/37	15,221	15,221,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	6,195	6,195,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.25%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.30%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/35	5,875	5,875,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	43,265	43,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.26%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.25%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/38	6,995	6,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/23	$6,850	$6,850,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.29%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	20,750	20,750,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/24	5,235	5,235,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.28%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/27	100	100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	5,600	5,600,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(e)	0.44%	10/01/21	4,390	4,390,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/30	4,500	4,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.27%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	6,380	6,380,000

				583,361,000

Other Variable Rate Demand Notes–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.17%	12/01/30	4,000	4,000,000

Total Variable Rate Demand Notes (Cost $587,361,000)				587,361,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–7.31%
Bank of Montreal	0.19%	03/14/11	$75,000	$75,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	55,000	55,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.31%	04/01/11	100,000	100,000,000

Total Certificates of Deposit (Cost $230,000,000)				230,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.59% (Cost $2,787,996,974)				2,787,996,974

			Repurchase
			Amount
Repurchase Agreements–11.40%(f)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	68,696,249	68,695,886

BNP Paribas, Joint agreement dated 02/28/11, aggregate maturing value $592,005,920 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $607,597,635; 0%-6.54%, 01/12/12-06/25/43)	0.36%	03/01/11	150,001,500	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $1,000,007,778 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-10.00%, 03/09/11-03/14/51)	0.28%	03/01/11	140,001,089	140,000,000

Total Repurchase Agreements (Cost $358,695,886)				358,695,886

TOTAL INVESTMENTS(g)(h)–99.99% (Cost $3,146,692,860)				3,146,692,860

OTHER ASSETS LESS LIABILITIES–0.01%				375,046

NET ASSETS–100.00%				$3,147,067,906

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdoms: 25.5%; France: 11.9%; Netherlands: 11.8%; Canada: 5.1%; other countries less than 5% each: 0.6%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,627,721,969, which represented 51.72% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	9.4%

Bank Tokyo-MITS	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	45.0%

8-30	36.7

31-60	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.86%
U.S. Treasury Bills–34.86%(a)
U.S. Treasury Bills	0.18%	03/03/11	$250,000	$249,997,500

U.S. Treasury Bills	0.19%	04/07/11	435,000	434,916,159

U.S. Treasury Bills	0.15%	04/14/11	240,000	239,956,000

U.S. Treasury Bills	0.17%	04/14/11	250,000	249,948,819

U.S. Treasury Bills	0.12%	04/15/11	500,000	499,923,750

U.S. Treasury Bills	0.17%	04/21/11	200,000	199,950,417

U.S. Treasury Bills	0.17%	05/05/11	120,000	119,962,733

U.S. Treasury Bills	0.18%	05/05/11	150,000	149,952,604

U.S. Treasury Bills	0.16%	05/12/11	400,000	399,870,600

U.S. Treasury Bills	0.19%	05/12/11	125,000	124,952,500

U.S. Treasury Bills	0.19%	05/19/11	300,000	299,875,575

U.S. Treasury Bills	0.17%	05/26/11	200,000	199,917,345

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,843,111

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,865,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,902,088

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,887,189

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,823,757

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,856,444

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,846,600

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,748,214

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,640,733

Total U.S. Treasury Securities (Cost $4,927,637,138)				4,927,637,138

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.86% (Cost $4,927,637,138)				4,927,637,138

			Repurchase
			Amount
Repurchase Agreements–65.15%(b)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	477,588,537	477,586,149

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value of $1,420,006,706 (collateralized by U.S. Treasury obligations valued at $1,448,400,037; 0%-8.75%, 03/03/11-02/15/41)	0.17%	03/01/11	1,420,006,706	1,420,000,000

BNP Paribas Securities Corp., Agreement dated 02/28/11, maturing value $670,003,164 (collateralized by U.S. Treasury obligations valued at $683,400,004; 0.50%-4.75%, 12/31/11-08/15/17)	0.17%	03/01/11	670,003,164	670,000,000

BNP Paribas Securities Corp., Term agreement dated 01/13/11, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,039; 4.50%-7.25%, 08/15/22-05/15/38)(c)	0.17%	04/13/11	500,212,500	500,000,000

BNP Paribas Securities Corp., Term agreement dated 01/20/11, maturing value $500,225,000 (collateralized by U.S. Treasury obligations valued at $510,000,007; 5.50%-8.13%, 05/15/21-08/15/29)(c)	0.18%	04/20/11	500,225,000	500,000,000

CIBC World Markets Corp., Agreement dated 02/28/11, maturing value of $100,000,472 (collateralized by U.S. Treasury obligations valued at $102,003,858; 0.50%-4.75%, 10/31/11-02/15/41)	0.17%	03/01/11	100,000,472	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	180,000,900	180,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Term agreement dated 01/18/11, maturing value of $500,237,500 (collateralized by U.S. Treasury obligations valued at $510,002,399; 0%, 05/15/11-02/15/41)(c)	0.19%	04/18/11	$500,237,500	$500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/28/11, maturing value of $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,030; 0%-6.13%, 03/24/11-11/15/27)	0.17%	03/01/11	1,000,004,722	1,000,000,000

Goldman, Sachs & Co., Agreement dated 02/28/11, maturing value $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,041; 0%-10.63%, 03/31/11-02/15/31)	0.10%	03/01/11	500,001,389	500,000,000

HSBC Securities (USA) Inc., Agreement dated 02/28/11, maturing value $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,002,954; 0.50%-7.25%, 04/15/11-05/15/39)	0.17%	03/01/11	1,000,004,722	1,000,000,000

JPMorgan Securities Inc., Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. a Treasury obligation valued at $255,001,768; 0.63%, 02/28/13)	0.15%	03/01/11	250,001,042	250,000,000

Merrill Lynch Government Securities, Inc., Agreement dated 02/28/11, maturing value $170,000,803 (collateralized by U.S. Treasury obligations valued at $173,400,041; 1.00%-1.13%, 07/31/11-01/15/12)	0.17%	03/01/11	170,000,803	170,000,000

Morgan Stanley, Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,028; 1.75%-2.13%, 01/15/26-02/15/41)	0.15%	03/01/11	250,001,042	250,000,000

RBC Capital Markets Corp., Agreement dated 02/28/11, maturing value $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,091; 0.63%-1.88%, 02/28/13-09/30/17)	0.17%	03/01/11	250,001,181	250,000,000

RBS Securities Inc., Agreement dated 02/28/11, maturing value $500,002,361 (collateralized by U.S. Treasury obligations valued at $510,003,640; 0.38%-7.63%, 09/30/12-02/15/26)	0.17%	03/01/11	500,002,361	500,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	690,003,259	690,000,000

Wells Fargo Securities, LLC, Agreement dated 02/28/11, maturing value $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,008; 0.38%-4.75%, 04/30/12-02/15/40)	0.18%	03/01/11	250,001,250	250,000,000

Total Repurchase Agreements (Cost $9,207,586,149)				9,207,586,149

TOTAL INVESTMENTS(d)–100.01% (Cost $14,135,223,287)				14,135,223,287

OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,473,253)

NET ASSETS–100.00%				$14,133,750,034

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Treasury Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	63.4%

31-60	15.0

61-90	9.2

91-180	10.0

181+	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.38%
Federal Farm Credit Bank (FFCB)–4.13%
Bonds(a)	0.20%	04/14/11	$60,000	$59,998,531

Bonds(a)	0.23%	08/22/11	40,000	40,000,000

Bonds(a)	0.20%	09/20/11	40,000	39,997,749

Bonds(a)	0.19%	12/16/11	75,000	74,998,510

Disc. Notes(b)	0.28%	11/17/11	75,000	74,845,031

				289,839,821

Federal Home Loan Bank (FHLB)–19.51%
Unsec. Bonds(a)	0.15%	05/16/11	125,000	124,997,348

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.18%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.17%	07/25/11	44,000	43,992,728

Unsec. Bonds(a)	0.18%	09/09/11	50,000	49,986,753

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.21%	09/23/11	85,000	84,990,364

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,992,891

Unsec. Bonds	0.46%	02/22/12	24,000	24,000,000

Unsec. Disc. Notes(b)	0.07%	03/01/11	14,300	14,300,000

Unsec. Disc. Notes(b)	0.17%	03/18/11	202,000	201,983,784

Unsec. Disc. Notes(b)	0.17%	05/11/11	75,000	74,974,854

Unsec. Disc. Notes(b)	0.22%	05/13/11	150,000	149,933,083

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,990,798

Unsec. Global Bonds(a)	0.17%	07/25/11	120,000	119,975,696

				1,369,118,299

Federal Home Loan Mortgage Corp. (FHLMC)–16.91%
Unsec. Disc. Notes(b)	0.17%	03/15/11	90,000	89,994,050

Unsec. Disc. Notes(b)	0.22%	04/04/11	150,000	149,968,833

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,983,958

Unsec. Disc. Notes(b)	0.20%	04/11/11	50,000	49,988,611

Unsec. Disc. Notes(b)	0.25%	04/26/11	50,000	49,980,556

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,953,363

Unsec. Disc. Notes(b)	0.25%	05/17/11	65,000	64,965,243

Unsec. Disc. Notes(b)	0.20%	05/31/11	79,684	79,643,715

Unsec. Disc. Notes(b)	0.21%	05/31/11	26,785	26,771,120

Unsec. Disc. Notes(b)	0.20%	07/05/11	25,000	24,982,500

Unsec. Disc. Notes(b)	0.19%	08/03/11	125,000	124,897,743

Unsec. Disc. Notes(b)	0.17%	08/15/11	50,000	49,960,569

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,924,925

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,935,556

Unsec. Global Notes(a)	0.22%	05/04/11	60,000	59,997,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$50,000	$49,975,126

Unsec. MTN(a)	0.37%	03/09/11	30,000	30,000,870

Unsec. MTN(a)	0.24%	08/05/11	60,000	60,000,884

Unsec. Notes(a)	0.23%	09/26/11	26,000	26,003,068

				1,186,928,584

Federal National Mortgage Association (FNMA)–12.83%
Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,975,975

Unsec. Disc. Notes(b)	0.20%	04/06/11	145,650	145,620,870

Unsec. Disc. Notes(b)	0.23%	04/11/11	85,000	84,977,735

Unsec. Disc. Notes(b)	0.17%	04/13/11	100,000	99,979,694

Unsec. Disc. Notes(b)	0.18%	04/20/11	137,000	136,965,750

Unsec. Disc. Notes(b)	0.20%	05/02/11	100,000	99,965,556

Unsec. Disc. Notes(b)	0.19%	05/04/11	95,000	94,967,911

Unsec. Disc. Notes(b)	0.20%	07/06/11	85,000	84,938,529

Unsec. Disc. Notes(b)	0.17%	08/17/11	62,791	62,740,889

				900,132,909

Total U.S. Government Sponsored Agency Securities (Cost $3,746,019,613)				3,746,019,613

U.S. Treasury Securities–3.20%(b)
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,984,472

U.S. Treasury Bills	0.19%	05/12/11	100,000	99,962,000

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,818,385

Total U.S. Treasury Securities (Cost $224,764,857)				224,764,857

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $3,970,784,470)				3,970,784,470

			Repurchase
			Amount
Repurchase Agreements–43.43%(c)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	117,260,535	117,259,949

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30)	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15)	0.19%	03/01/11	700,003,694	700,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37)	0.18%	03/01/11	100,000,500	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	320,001,600	320,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30)	0.18%	03/01/11	700,003,500	700,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31)	0.19%	03/01/11	450,002,375	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39)	0.19%	03/01/11	$350,001,847	$350,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	60,000,283	60,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36)	0.19%	03/01/11	200,001,055	200,000,000

Total Repurchase Agreements (Cost $3,047,259,949)				3,047,259,949

TOTAL INVESTMENTS(d)–100.01% (Cost $7,018,044,419)				7,018,044,419

OTHER ASSETS LESS LIABILITIES–(.01)%				(792,815)

NET ASSETS–100.00%				$7,017,251,604

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	54.6%

8-30	10.6

31-60	12.6

61-90	11.7

91-180	6.5

181+	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.57%
Federal Farm Credit Bank (FFCB)–3.17%
Bonds(a)	0.20%	04/14/11	$5,000	$4,999,878

Bonds(a)	0.23%	08/22/11	7,050	7,050,000

Bonds(a)	0.20%	09/20/11	5,600	5,599,685

Disc. Notes(b)	0.28%	11/17/11	7,169	7,154,187

				24,803,750

Federal Home Loan Bank (FHLB)–90.40%
Unsec. Bonds(a)	0.15%	05/16/11	10,000	9,999,788

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.18%	05/26/11	1,500	1,499,893

Unsec. Bonds(a)	0.17%	07/25/11	10,000	9,998,347

Unsec. Bonds(a)	0.18%	09/09/11	8,100	8,097,854

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.21%	09/23/11	5,000	4,999,433

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,556

Unsec. Disc. Notes(b)	0.07%	03/01/11	335,700	335,700,000

Unsec. Disc. Notes(b)	0.15%	03/02/11	19,700	19,699,915

Unsec. Disc. Notes(b)	0.10%	03/03/11	25,000	24,999,861

Unsec. Disc. Notes(b)	0.11%	03/09/11	16,000	15,999,609

Unsec. Disc. Notes(b)	0.09%	03/11/11	10,000	9,999,750

Unsec. Disc. Notes(b)	0.11%	03/16/11	30,000	29,998,656

Unsec. Disc. Notes(b)	0.11%	03/23/11	15,000	14,998,946

Unsec. Disc. Notes(b)	0.17%	03/23/11	15,000	14,998,442

Unsec. Disc. Notes(b)	0.12%	03/25/11	25,000	24,998,000

Unsec. Disc. Notes(b)	0.17%	04/08/11	14,000	13,997,488

Unsec. Disc. Notes(b)	0.20%	04/13/11	12,500	12,497,014

Unsec. Disc. Notes(b)	0.13%	04/15/11	25,000	24,995,937

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,388

Unsec. Disc. Notes(b)	0.17%	04/29/11	25,000	24,993,035

Unsec. Disc. Notes(b)	0.18%	05/04/11	15,000	14,995,200

Unsec. Disc. Notes(b)	0.17%	05/11/11	10,000	9,996,647

Unsec. Disc. Notes(b)	0.22%	05/13/11	5,000	4,997,769

Unsec. Disc. Notes(b)	0.20%	05/18/11	4,186	4,184,186

Unsec. Disc. Notes(b)	0.20%	07/13/11	6,900	6,894,863

Unsec. Disc. Notes(b)	0.19%	08/03/11	8,250	8,243,251

Unsec. Disc. Notes(b)	0.17%	08/17/11	15,000	14,988,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.17%	07/25/11	$5,000	$4,998,987

				706,766,844

Total U.S. Government Sponsored Agency Securities (Cost $731,570,594)				731,570,594

U.S. Treasury Securities–6.46%(b)
U.S. Treasury Bills	0.13%	03/24/11	20,000	19,998,352

U.S. Treasury Bills	0.19%	04/07/11	10,000	9,998,099

U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	5,000	4,998,100

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,486,681

Total U.S. Treasury Securities (Cost $50,478,126)				50,478,126

TOTAL INVESTMENTS(c)–100.03% (Cost $782,048,720)				782,048,720

OTHER ASSETS LESS LIABILITIES–(0.03)%				(198,272)

NET ASSETS–100.00%				$781,850,448

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	53.3%

8-30	21.9

31-60	13.0

61-90	6.3

91-180	3.9

181+	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.23%
Arizona–3.07%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.34%	08/01/15	$7,470	$7,470,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.33%	12/01/37	13,725	13,725,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.26%	10/01/25	4,930	4,930,000

				26,125,000

Colorado–5.88%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.27%	02/15/28	1,000	1,000,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.55%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/21	4,670	4,670,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.28%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.33%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.28%	12/01/30	20,150	20,150,000

				50,010,000

Connecticut–0.71%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,062,080

Florida–4.81%
Florida (State of) Development Finance Corp. (The Wellness Community–Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.27%	08/01/34	5,500	5,500,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.26%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/25	5,300	5,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	09/01/29	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	04/01/20	$2,925	$2,925,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.24%	06/01/36	10,100	10,100,000

				40,955,000

Georgia–2.38%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	01/01/21	5,365	5,365,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	01/01/32	2,200	2,200,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	11/15/32	3,920	3,920,000

				20,275,000

Illinois–6.36%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.18%	01/01/37	900	900,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.28%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Subseries 2008B, RB(a)	0.32%	12/01/46	7,000	7,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	09/01/32	3,180	3,180,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	01/15/22	4,400	4,400,000

				54,130,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.35%	08/01/37	1,830	1,830,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	12/01/23	3,850	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/24	$5,700	$5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/39	2,700	2,700,000

				14,080,000

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	11/01/32	500	500,000

				2,270,000

Kansas–1.06%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,801,738

				9,036,738

Kentucky–1.52%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/30	7,300	7,300,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	5,605	5,605,000

				12,905,000

Maryland–0.28%
Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/28	2,390	2,390,000

Michigan–3.09%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	10/15/38	12,000	12,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.27%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	09/01/25	1,600	1,600,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	10/01/31	5,405	5,405,000

				26,335,000

Minnesota–2.04%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	01/01/12	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	$3,000	$3,024,862

Series 2011 A, COP	2.00%	09/01/11	4,000	4,032,764

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,538,295

				17,395,921

Mississippi–1.47%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/37	7,000	7,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.26%	05/01/35	5,500	5,500,000

				12,500,000

Missouri–3.95%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.26%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.28%	12/01/15	3,950	3,950,000

				33,580,000

New Hampshire–1.31%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	06/01/28	3,200	3,200,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/38	3,845	3,845,000

				11,120,000

New Mexico–1.15%
New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	2,745	2,756,599

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,039,297

				9,795,896

New York–0.78%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	10/01/32	6,640	6,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.64%
North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.54%	08/01/14	$2,635	$2,635,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	09/01/27	16,285	16,285,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.26%	12/01/36	9,900	9,900,000

				39,485,000

Ohio–3.89%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	11/01/40	10,325	10,325,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.38%	12/01/32	15,390	15,390,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	12/01/37	2,400	2,400,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	11/01/27	5,000	5,000,000

				33,115,000

Pennsylvania–7.55%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	06/01/35	8,285	8,285,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System);
Series 2002, VRD RB(a)	0.22%	11/15/32	1,600	1,600,000

Series 2005 C, VRD RB(a)	0.19%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.26%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.26%	07/01/38	8,525	8,525,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	04/01/20	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.26%	11/01/34	5,100	5,100,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/27	12,435	12,435,000

				64,268,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–5.18%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/32	$4,785	$4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.47%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina–0.83%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/22	7,100	7,100,000

Tennessee–0.65%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,200	1,200,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	08/01/19	760	760,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.24%	07/01/19	3,600	3,600,000

				5,560,000

Texas–13.00%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,015,356

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.28%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.24%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	02/15/42	4,000	4,000,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.00%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	12,800	12,800,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,033,458

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.52%	05/01/19	9,100	9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.28%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,108,151

				110,676,965

Utah–0.68%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.28%	04/01/42	3,125	3,125,000

				5,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–1.79%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.62%	05/01/29	$15,205	$15,205,000

Virginia–2.21%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.25%	10/01/48	4,000	4,000,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,000	6,013,768

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2011, GO Commercial Paper BAN	0.30%	03/02/11	6,000	6,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.32%	12/01/19	1,190	1,190,000

				18,773,768

Washington–7.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,070,040

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,164,780

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.27%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/22	970	970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	08/01/24	2,400	2,400,000

				63,104,820

West Virginia–0.82%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	01/01/34	7,000	7,000,000

Wisconsin–5.73%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	10/01/42	5,380	5,380,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.25%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/37	5,465	5,465,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.55%	07/01/14	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.35%	08/15/34	$2,010	$2,010,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/30	14,300	14,300,000

				48,750,000

Wyoming–4.07%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.26%	01/01/18	16,165	16,165,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	13,060	13,060,000

				34,685,000

TOTAL INVESTMENTS(f)(g)–100.23% (Cost $853,289,292)				853,289,292

OTHER ASSETS LESS LIABILITIES–(0.23%)				(1,986,169)

NET ASSETS–100.00%				$851,303,123

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $34,500,000, which represented 4.05% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 10.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.6%

Wells Fargo Bank, N.A.	9.8

Bank of America, N.A.	9.2

PNC Bank, N.A.	7.3

U.S. Bank, N.A.	6.8

Portfolio Composition By Maturity

In days, as of 2/28/11

1-7	87.9%

8-30	2.3

31-60	0.7

91-180	3.4

181+	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,862,362,794	$2,787,996,974	$4,927,637,138	$3,970,784,470	$782,048,720	$853,289,292

Repurchase agreements, at value and cost	621,056,796	358,695,886	9,207,586,149	3,047,259,949	—	—

Total investments, at value and cost	22,483,419,590	3,146,692,860	14,135,223,287	7,018,044,419	782,048,720	853,289,292

Cash	2,822,268	—	—	—	—	11,070,452

Receivable for:
Investments sold	2,690,019	1,430,000	—	—	—	205,000

Interest	8,401,456	180,880	353,429	265,150	16,328	819,045

Fund expenses absorbed	407,143	—	930,138	288,293	20,176	51,037

Investment for trustee deferred compensation and retirement plans	566,812	264,771	269,911	113,316	51,976	97,972

Other assets	58,590	168,820	60,874	47,597	27,609	45,821

Total assets	22,498,365,878	3,148,737,331	14,136,837,639	7,018,758,775	782,164,809	865,578,619

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	13,703,075

Amount due custodian	—	—	—	—	125,769	—

Dividends	2,590,265	233,750	205,902	244,263	16,637	39,942

Accrued fees to affiliates	774,103	234,907	1,188,913	419,032	34,086	81,559

Accrued operating expenses	589,371	113,862	334,642	243,223	38,574	47,869

Trustee deferred compensation and retirement plans	2,933,265	1,086,906	1,358,148	600,653	99,295	403,051

Total liabilities	6,887,004	1,669,425	3,087,605	1,507,171	314,361	14,275,496

Net assets applicable to shares outstanding	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

Net assets consist of:
Shares of beneficial interest	$22,488,881,020	$3,145,905,229	$14,131,757,630	$7,016,491,550	$781,783,362	$851,381,701

Undistributed net investment income (loss)	2,523,469	1,159,405	919,681	531,430	55,681	(7)

Undistributed net realized gain (loss)	74,385	3,272	1,072,723	228,624	11,405	(78,571)

	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$17,383,123,758	$1,996,033,555	$4,796,218,899	$4,209,688,861	$714,484,800	$579,537,076

Private Investment Class	$466,928,906	$255,817,705	$872,856,028	$429,159,510	$31,538,901	$93,211,002

Personal Investment Class	$102,598,983	$82,878,046	$206,652,142	$14,335,119	$5,650,940	$4,417,207

Cash Management Class	$2,059,385,533	$462,101,370	$6,122,082,145	$1,102,092,710	$17,110,119	$128,691,406

Reserve Class	$129,481,980	$10,183,588	$100,075,153	$87,404,812	$932,045	$13,290,585

Resource Class	$216,407,570	$89,644,866	$273,225,564	$302,124,363	$12,123,615	$31,442,683

Corporate Class	$2,133,552,144	$250,408,776	$1,762,640,103	$872,446,229	$10,028	$713,164

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,381,177,334	1,996,449,872	4,795,642,967	4,209,283,910	714,412,268	579,530,908

Private Investment Class	466,867,306	255,888,000	872,723,606	429,089,791	31,557,545	93,196,912

Personal Investment Class	102,586,995	82,817,857	206,559,493	14,330,798	5,651,173	4,413,621

Cash Management Class	2,059,051,749	462,063,535	6,121,204,935	1,101,976,768	17,104,220	128,714,750

Reserve Class	129,480,206	10,184,813	100,047,603	87,400,840	930,160	13,288,116

Resource Class	216,368,377	89,615,875	273,152,707	302,073,969	12,120,236	31,440,281

Corporate Class	2,133,443,438	250,390,261	1,762,539,313	872,382,154	10,004	713,619

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$37,077,712	$4,314,472	$11,014,324	$7,824,128	$347,305	$1,511,061

Expenses:
Advisory fees	16,650,376	2,292,926	8,742,298	3,533,900	344,745	1,034,452

Administrative services fees	585,912	298,763	427,750	358,921	75,065	134,459

Custodian fees	403,993	57,330	198,794	213,103	7,182	17,287

Distribution fees:
Private Investment Class	1,504,872	744,662	1,948,089	1,339,654	79,936	243,580

Personal Investment Class	390,841	358,937	662,008	57,327	27,408	20,254

Cash Management Class	1,208,932	249,858	2,107,693	521,793	6,466	70,910

Reserve Class	580,158	38,224	350,797	598,414	5,344	70,038

Resource Class	233,096	120,590	343,925	257,190	12,692	36,538

Corporate Class	383,462	31,602	240,039	155,119	31	131

Transfer agent fees	999,022	137,576	427,897	318,051	17,731	40,972

Trustees’ and officers’ fees and benefits	288,344	44,129	173,521	98,877	11,620	16,157

Registration and filing fees	69,228	40,178	50,606	72,851	36,107	37,507

Other	598,240	120,968	406,445	293,406	52,793	49,864

Total expenses	23,896,476	4,535,743	16,079,862	7,818,606	677,120	1,772,149

Less: Fees waived	(6,077,702)	(1,841,943)	(6,957,450)	(2,161,930)	(411,737)	(540,471)

Net expenses	17,818,774	2,693,800	9,122,412	5,656,676	265,383	1,231,678

Net investment income	19,258,938	1,620,672	1,891,912	2,167,452	81,922	279,383

Net realized gain (loss) from investment securities	48,611	—	261,394	94,495	4,700	(5,582)

Net increase in net assets resulting from operations	$19,307,549	$1,620,672	$2,153,306	$2,261,947	$86,622	$273,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio		Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$19,258,938	$41,344,689	$1,620,672	$3,629,017	$1,891,912	$5,434,686

Net realized gain	48,611	25,776	—	3,272	261,394	310,786

Net increase in net assets resulting from operations	19,307,549	41,370,465	1,620,672	3,632,289	2,153,306	5,745,472

Distributions to shareholders from net investment income:
Institutional Class	(15,655,178)	(31,530,180)	(1,296,332)	(2,765,162)	(1,112,858)	(2,054,316)

Private Investment Class	(60,400)	(206,226)	(29,886)	(97,642)	(78,202)	(250,010)

Personal Investment Class	(10,452)	(33,631)	(9,587)	(40,487)	(17,706)	(53,754)

Cash Management Class	(1,385,570)	(3,282,358)	(154,936)	(420,402)	(423,041)	(2,301,435)

Reserve Class	(11,648)	(29,589)	(770)	(2,525)	(7,038)	(15,259)

Resource Class	(24,626)	(178,336)	(12,095)	(76,679)	(34,493)	(108,104)

Corporate Class	(2,111,064)	(6,084,369)	(117,072)	(226,071)	(218,566)	(651,808)

Total distributions from net investment income	(19,258,938)	(41,344,689)	(1,620,678)	(3,628,968)	(1,891,904)	(5,434,686)

Share transactions–net:
Institutional Class	1,065,978,128	(3,947,256,097)	143,125,230	(720,814,255)	265,621,029	(351,869,785)

Private Investment Class	(242,526,098)	(39,293,459)	(51,166,178)	(122,995,654)	88,518,890	(1,483,613,444)

Personal Investment Class	(8,877,994)	(34,185,294)	(6,099,910)	(92,429,254)	33,220,664	(38,299,452)

Cash Management Class	(567,982,323)	(567,045,577)	10,697,211	(462,695,213)	842,374,919	(6,219,363,410)

Reserve Class	20,509,333	35,953,650	2,149,557	(1,306,574)	48,324,685	22,013,966

Resource Class	(45,013,952)	(538,921,577)	(61,463,647)	(72,423,319)	(136,181,048)	43,981,891

Corporate Class	(1,541,674,689)	(2,404,930,689)	(21,201,987)	137,728,956	208,841,085	(485,776,326)

Net increase (decrease) in net assets resulting from share transactions	(1,319,587,595)	(7,495,679,043)	16,040,276	(1,334,935,313)	1,350,720,224	(8,512,926,560)

Net increase (decrease) in net assets	(1,319,538,984)	(7,495,653,267)	16,040,270	(1,334,931,992)	1,350,981,626	(8,512,615,774)

Net assets:
Beginning of period	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628	12,782,768,408	21,295,384,182

End of period*	$22,491,478,874	$23,811,017,858	$3,147,067,906	$3,131,027,636	$14,133,750,034	$12,782,768,408

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,523,469	$1,159,405	$1,159,411	$919,681	$919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Government & Agency Portfolio		Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$2,167,452	$9,168,708	$81,922	$202,328	$279,383	$627,127

Net realized gain (loss)	94,495	134,129	4,700	6,705	(5,582)	(30,074)

Net increase in net assets resulting from operations	2,261,947	9,302,837	86,622	209,033	273,801	597,053

Distributions to shareholders from net investment income:
Institutional Class	(1,678,123)	(7,254,137)	(74,903)	(171,437)	(247,820)	(469,361)

Private Investment Class	(53,766)	(163,105)	(3,331)	(12,778)	(9,775)	(44,081)

Personal Investment Class	(1,535)	(4,859)	(791)	(2,886)	(542)	(1,823)

Cash Management Class	(112,796)	(626,149)	(1,361)	(5,252)	(15,950)	(69,906)

Reserve Class	(12,013)	(31,338)	(110)	(898)	(1,412)	(4,434)

Resource Class	(25,818)	(112,234)	(1,319)	(8,979)	(3,661)	(29,707)

Corporate Class	(283,407)	(976,886)	(106)	(98)	(227)	(7,818)

Total distributions from net investment income	(2,167,458)	(9,168,708)	(81,921)	(202,328)	(279,387)	(627,130)

Share transactions–net:
Institutional Class	(333,381,768)	(5,271,910,147)	538,811,105	(360,292,542)	(99,546,564)	(150,282,445)

Private Investment Class	(128,853,481)	(223,264,710)	3,115,827	(14,500,490)	(25,707,331)	(87,472,620)

Personal Investment Class	352,585	(3,769,896)	(943,103)	(5,523,164)	(3,097,017)	100,130

Cash Management Class	59,192,137	(882,048,007)	7,300,150	(15,921,040)	436,792	(232,165,646)

Reserve Class	(96,448,971)	44,451,192	88,504	(4,903,731)	(1,451,049)	(88,502)

Resource Class	7,956,664	(192,362,727)	963,186	(6,613,577)	(12,212,983)	(85,418,705)

Corporate Class	(297,645,065)	(628,244,289)	(5,999,998)	5,995,442	179	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	(788,827,899)	(7,157,148,584)	543,335,671	(401,759,102)	(141,577,973)	(601,159,771)

Net increase (decrease) in net assets	(788,733,410)	(7,157,014,455)	543,340,372	(401,752,397)	(141,583,559)	(601,189,848)

Net assets:
Beginning of period	7,805,985,014	14,962,999,469	238,510,076	640,262,473	992,886,682	1,594,076,530

End of period*	$7,017,251,604	$7,805,985,014	$781,850,448	$238,510,076	$851,303,123	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$531,430	$531,436	$55,681	$55,680	$(7)	$(3)

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is

51        Short-Term Investments Trust

not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 Million	Next $250 Million	Over $500 Million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

52        Short-Term Investments Trust

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,048,720

STIC Prime Portfolio	849,038

Treasury Portfolio	2,315,896

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	289,178

Tax-Free Cash Reserve Portfolio	187,135

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$374,507	$196,051	$—	$403,734	$31,310	$—

STIC Prime Portfolio	264,593	204,614	—	28,553	22,505	—

Treasury Portfolio	1,056,574	459,277	1,050,098	296,100	221,829	65,977

Government & Agency Portfolio	635,033	37,205	100,152	480,050	124,751	—

Government TaxAdvantage Portfolio	35,347	19,122	3,433	4,498	8,356	—

Tax-Free Cash Reserve Portfolio	92,395	13,228	15,117	56,686	18,120	4

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

53        Short-Term Investments Trust

  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$601,949	$104,224	$241,786	$75,421	N/A	N/A

STIC Prime Portfolio	297,865	95,716	49,972	4,969	$24,118	N/A

Treasury Portfolio	779,236	176,535	421,539	45,604	68,785	N/A

Government & Agency Portfolio	535,861	15,287	104,359	77,794	51,438	N/A

Government TaxAdvantage Portfolio	39,968	7,309	1,293	695	2,538	N/A

Tax-Free Cash Reserve Portfolio	121,790	5,401	14,182	9,105	7,308	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$22,483,419,590	$—	$22,483,419,590

STIC Prime Portfolio	—	3,146,692,860	—	3,146,692,860

Treasury Portfolio	—	14,135,223,287	—	14,135,223,287

Government & Agency Portfolio	—	7,018,044,419	—	7,018,044,419

Government TaxAdvantage Portfolio	—	782,048,720	—	782,048,720

Tax-Free Cash Reserve Portfolio	—	853,289,292	—	853,289,292

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or

54        Short-Term Investments Trust

portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Liquid Assets Portfolio	$487,529,725	$602,594,806	$—

STIC Prime Portfolio	—	—	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	513,336,603	565,583,926	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2011, the Funds in aggregate paid legal fees of $46,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	58,264,638,720	$58,264,638,720	111,348,098,381	$111,348,098,381

Private Class	1,229,707,616	1,229,707,616	4,634,492,979	4,634,492,979

Personal Class	342,132,111	342,132,111	763,013,240	763,013,240

Cash Management Class	8,231,565,595	8,231,565,595	18,149,320,369	18,149,320,369

Reserve Class	342,049,743	342,049,743	912,834,784	912,834,784

Resource Class	860,171,179	860,171,179	2,401,346,017	2,401,346,017

Corporate Class	9,828,616,568	9,828,616,568	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	6,777,658	6,777,658	11,793,605	11,793,605

Private Class	20,777	20,777	89,801	89,801

Personal Class	8,525	8,525	31,410	31,410

Cash Management Class	895,540	895,540	1,929,450	1,929,450

Reserve Class	11,694	11,694	29,589	29,589

Resource Class	30,167	30,167	178,336	178,336

Corporate Class	940,142	940,142	2,178,748	2,178,748

Reacquired:
Institutional Class	(57,205,438,250)	(57,205,438,250)	(115,307,148,083)	(115,307,148,083)

Private Class	(1,472,254,491)	(1,472,254,491)	(4,673,876,239)	(4,673,876,239)

Personal Class	(351,018,630)	(351,018,630)	(797,229,944)	(797,229,944)

Cash Management	(8,800,443,458)	(8,800,443,458)	(18,718,295,396)	(18,718,295,396)

Reserve Class	(321,552,104)	(321,552,104)	(876,910,723)	(876,910,723)

Resource Class	(905,215,298)	(905,215,298)	(2,940,445,930)	(2,940,445,930)

Corporate Class	(11,371,231,399)	(11,371,231,399)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(1,319,587,595)	$(1,319,587,595)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,258,903,926	$4,258,903,926	8,137,414,192	$8,137,414,192

Private Class	1,047,075,469	1,047,075,469	2,038,753,570	2,038,753,570

Personal Class	1,021,703,706	1,021,703,706	2,113,012,972	2,113,012,972

Cash Management Class	1,174,096,597	1,174,096,597	3,237,866,716	3,237,866,716

Reserve Class	41,111,877	41,111,877	73,594,339	73,594,339

Resource Class	231,383,084	231,383,084	1,363,725,171	1,363,725,171

Corporate Class	535,393,025	535,393,025	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	485,725	485,725	1,065,471	1,065,471

Private Class	17,254	17,254	55,617	55,617

Personal Class	8,228	8,228	39,874	39,874

Cash Management Class	75,368	75,368	191,335	191,335

Reserve Class	291	291	929	929

Resource Class	3,567	3,567	36,766	36,766

Corporate Class	122,179	122,179	190,166	190,166

Reacquired:
Institutional Class	(4,116,264,421)	(4,116,264,421)	(8,859,293,918)	(8,859,293,918)

Private Class	(1,098,258,901)	(1,098,258,901)	(2,161,804,841)	(2,161,804,841)

Personal Class	(1,027,811,844)	(1,027,811,844)	(2,205,482,100)	(2,205,482,100)

Cash Management	(1,163,474,754)	(1,163,474,754)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(38,962,611)	(38,962,611)	(74,901,842)	(74,901,842)

Resource Class	(292,850,298)	(292,850,298)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(556,717,191)	(556,717,191)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	16,040,276	$16,040,276	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	12,018,371,071	$12,018,371,071	26,015,348,319	$26,015,348,319

Private Class	2,734,447,849	2,734,447,849	5,254,723,019	5,254,723,019

Personal Class	806,799,270	806,799,270	1,412,595,956	1,412,595,956

Cash Management Class	15,866,113,247	15,866,113,247	46,154,326,471	46,154,326,471

Reserve Class	279,068,471	279,068,471	483,165,598	483,165,598

Resource Class	583,360,020	583,360,020	1,752,498,428	1,752,498,428

Corporate Class	8,389,623,153	8,389,623,153	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	374,117	374,117	747,041	747,041

Private Class	17,549	17,549	75,219	75,219

Personal Class	16,885	16,885	53,754	53,754

Cash Management Class	69,002	69,002	378,147	378,147

Reserve Class	5,073	5,073	13,500	13,500

Resource Class	23,528	23,528	86,444	86,444

Corporate Class	102,266	102,266	362,782	362,782

Reacquired:
Institutional Class	(11,753,124,159)	(11,753,124,159)	(26,367,965,145)	(26,367,965,145)

Private Class	(2,645,946,508)	(2,645,946,508)	(6,738,411,682)	(6,738,411,682)

Personal Class	(773,595,491)	(773,595,491)	(1,450,949,162)	(1,450,949,162)

Cash Management	(15,023,807,330)	(15,023,807,330)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(230,748,859)	(230,748,859)	(461,165,132)	(461,165,132)

Resource Class	(719,564,596)	(719,564,596)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(8,180,884,334)	(8,180,884,334)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	1,350,720,224	$1,350,720,224	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	32,217,041,199	$32,217,041,199	67,756,450,341	$67,756,450,341

Private Class	1,422,268,550	1,422,268,550	2,696,887,600	2,696,887,600

Personal Class	32,706,294	32,706,294	92,389,908	92,389,908

Cash Management Class	2,304,420,751	2,304,420,751	7,083,908,025	7,083,908,025

Reserve Class	216,734,115	216,734,115	422,419,004	422,419,004

Resource Class	986,348,654	986,348,654	2,822,954,303	2,822,954,303

Corporate Class	3,906,327,512	3,906,327,512	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,005,544	1,005,544	4,390,052	4,390,052

Private Class	12,628	12,628	79,517	79,517

Personal Class	163	163	773	773

Cash Management Class	97,250	97,250	626,149	626,149

Reserve Class	942	942	24,160	24,160

Resource Class	19,966	19,966	79,024	79,024

Corporate Class	156,196	156,196	560,152	560,152

Reacquired:
Institutional Class	(32,551,428,511)	(32,551,428,511)	(73,032,750,540)	(73,032,750,540)

Private Class	(1,551,134,659)	(1,551,134,659)	(2,920,231,827)	(2,920,231,827)

Personal Class	(32,353,872)	(32,353,872)	(96,160,577)	(96,160,577)

Cash Management	(2,245,325,864)	(2,245,325,864)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(313,184,028)	(313,184,028)	(377,991,972)	(377,991,972)

Resource Class	(978,411,956)	(978,411,956)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(4,204,128,773)	(4,204,128,773)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	(788,827,899)	$(788,827,899)	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,256,656,843	$1,256,656,843	1,874,494,393	$1,874,494,393

Private Class	128,246,931	128,246,931	285,652,489	285,652,489

Personal Class	81,898,215	81,898,215	48,028,492	48,028,492

Cash Management Class	12,100,418	12,100,418	15,573,413	15,573,413

Reserve Class	805,931	805,931	31,391,659	31,391,659

Resource Class	9,370,014	9,370,014	63,939,100	63,939,100

Corporate Class	—	—	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	63,828	63,828	171,437	171,437

Private Class	1,715	1,715	5,708	5,708

Cash Management Class	1,156	1,156	5,252	5,252

Reserve Class	105	105	201	201

Resource Class	952	952	2,720	2,720

Corporate Class	65	65	66	66

Reacquired:
Institutional Class	(717,909,566)	(717,909,566)	(2,234,958,372)	(2,234,958,372)

Private Class	(125,132,819)	(125,132,819)	(300,158,687)	(300,158,687)

Personal Class	(82,841,318)	(82,841,318)	(53,551,656)	(53,551,656)

Cash Management	(4,801,424)	(4,801,424)	(31,499,705)	(31,499,705)

Reserve Class	(717,532)	(717,532)	(36,295,591)	(36,295,591)

Resource Class	(8,407,780)	(8,407,780)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	543,335,671	$543,335,671	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	854,624,923	$854,624,924	2,381,530,077	$2,381,530,077

Private Class	91,446,147	91,446,147	242,313,052	242,313,052

Personal Class	4,795,050	4,795,050	13,124,110	13,124,110

Cash Management Class	402,151,966	402,151,965	1,434,961,472	1,434,961,472

Reserve Class	4,163,220	4,163,220	15,733,372	15,733,372

Resource Class	7,140,754,392	7,140,754,392	115,599,863	115,599,863

Corporate Class	30,000,000	30,000,000	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	46,332	46,332	110,090	110,090

Private Class	8,043	8,043	38,670	38,670

Personal Class	158	158	478	478

Cash Management Class	12,608	12,608	52,512	52,512

Reserve Class	1,444	1,444	4,562	4,562

Resource Class	3,048	3,048	24,091	24,091

Corporate Class	179	179	7,818	7,818

Reacquired:
Institutional Class	(954,217,820)	(954,217,820)	(2,531,922,612)	(2,531,922,612)

Private Class	(117,161,521)	(117,161,521)	(329,824,342)	(329,824,342)

Personal Class	(7,892,225)	(7,892,225)	(13,024,458)	(13,024,458)

Cash Management	(401,727,781)	(401,727,781)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(5,615,713)	(5,615,713)	(15,826,436)	(15,826,436)

Resource Class	(7,152,970,424)	(7,152,970,423)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(141,577,974)	$(141,577,973)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Corporate Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	Investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.08%	$2,133,552	0.17	%(c)	0.21	%(c)	0.16	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.77	2,491,241	0.15		0.20		3.61
Year ended 08/31/07	1.00	0.05		(0.00)	0.05	(0.05)	—	(0.05)	1.00	5.34	636,222	0.15		0.21		5.22
Year ended 08/31/06	1.00	0.05		(0.01)	0.04	(0.04)	(0.00)	(0.04)	1.00	4.54	56,634	0.15		0.21		4.47

STIC Prime Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.06	250,409	0.17	(c)	0.23	(c)	0.11	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.60	389,172	0.15		0.21		3.43
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.35	616,436	0.15		0.22		5.22
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.56	525,682	0.15		0.22		4.50

Treasury Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,762,640	0.16	(c)	0.21	(c)	0.03	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	859,460	0.15		0.21		2.63
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	448,144	0.15		0.22		5.00
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.34	1,855	0.15		0.23		4.24

Government & Agency Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	872,446	0.17	(c)	0.17	(c)	0.05	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.39	27,199	0.15		0.17		3.25
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.28	317,772	0.15		0.18		5.15
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.46	28,722	0.15		0.19		4.42

Government TaxAdvantage Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	10	0.16	(c)	0.31	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.24	14	0.15		0.27		3.27
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.18	14	0.15		0.33		5.05
Year ended 08/31/06(d)	1.00	0.02		0.00	0.02	(0.02)	—	(0.02)	1.00	2.49	13	0.15	(e)	0.28	(e)	4.28	(e)

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	713	0.28	(c)	0.32	(c)	0.05	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.71	42,829	0.25	(e)	0.28	(e)	1.73	(e)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.24	146,677	0.25		0.28		3.20
Year ended 0331/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.38	160,208	0.25		0.28		3.33
Year ended 08/31/06(d)	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	1.52	8,017	0.25	(e)	0.30	(e)	2.46	(e)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,577,601, $212,427, $1,613,522, $1,042,695, $209 and $879 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Commencement date of February 23, 2006.
(e)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Corporate Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.80	$0.84	$1,023.95	$0.85	0.17%

STIC Prime Portfolio	1,000.00	1,000.60	0.84	1,023.95	0.85	0.17

Treasury Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

Government & Agency Portfolio	1,000.00	1,000.30	0.69	1,024.10	0.70	0.14

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	1.39	1,023.41	1.40	0.28

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-2     Invesco Distributors, Inc.

Institutional Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data

3	Letters to Shareholders

4	Schedules of Investments

46	Financial Statements

50	Notes to Financial Statements

62	Financial Highlights

63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/11
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	28 - 42 days	33 days	59 days	$17.3 billion

STIC Prime	10 - 26 days	15 days	15 days	1.9 billion
Treasury	31 - 54 days	36 days	36 days	4.7 billion

Government & Agency	31 - 52 days	36 days	62 days	4.2 billion

Government TaxAdvantage	21 - 52 days	26 days	41 days	714.4 million
Tax-Free Cash Reserve	19 - 33 days	25 days	25 days	579.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3 Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–35.51%
Bank of Nova Scotia	0.26%	03/09/11	$150,000	$150,000,000

Bank of Nova Scotia	0.27%	04/07/11	150,000	150,000,000

Bank of Nova Scotia	0.27%	05/11/11	100,000	100,000,000

Bank of Nova Scotia(a)	0.28%	08/02/11	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	07/21/11	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	08/05/11	150,000	150,000,000

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

Barclays Bank PLC(a)	0.65%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.33%	04/13/11	100,000	100,000,000

BNP Paribas(a)	0.37%	06/09/11	200,000	200,000,000

BNP Paribas(a)	0.45%	10/14/11	400,000	400,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

Caisse de Depots et Consignations (United Kingdom)(b)	0.33%	05/05/11	200,000	199,880,932

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/08/11	150,000	149,988,345

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/10/11	250,000	249,975,025

Commonwealth Bank of Australia	0.28%	05/09/11	150,000	150,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Agricole Corporate & Investment Bank	0.42%	05/20/11	150,000	150,000,000

Credit Suisse	0.30%	04/14/11	159,100	159,109,668

Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	05/10/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	04/26/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.28%	03/11/11	98,000	98,000,948

National Australia Bank Ltd. (United Kingdom)(b)	0.30%	03/07/11	200,000	200,000,167

National Australia Bank Ltd. (United Kingdom)(b)	0.36%	08/11/11	100,000	100,002,259

Nordea Bank Finland PLC	0.28%	03/14/11	150,000	150,000,000

Nordea Bank Finland PLC	0.28%	04/07/11	200,000	200,000,000

Nordea Bank Finland PLC (United Kingdom)(b)	0.39%	06/03/11	150,000	149,845,600

Rabobank Nederland(a)	0.32%	10/12/11	100,000	100,000,000

Rabobank Nederland(a)	0.33%	08/08/11	150,000	150,000,000

Rabobank Nederland(a)	0.34%	01/10/12	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Rabobank Nederland (United Kingdom)(b)	0.32%	03/21/11	150,000	149,972,939

Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000

Royal Bank of Canada(a)	0.31%	02/16/12	150,000	150,000,000

Royal Bank of Canada(a)	0.33%	08/05/11	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Royal Bank of Canada	0.33%	08/15/11	$155,000	$155,000,000

Royal Bank of Canada(a)	0.33%	10/12/11	175,000	175,000,000

Royal Bank of Canada(a)	0.37%	08/12/11	100,000	100,000,000

Societe Generale(a)	0.36%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.28%	04/05/11	200,000	200,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,001,630

Svenska Handelsbanken A.B.	0.31%	04/04/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.31%	05/04/11	100,000	100,002,664

Toronto-Dominion Bank	0.30%	05/11/11	100,000	100,000,000

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Toronto-Dominion Bank(a)	0.34%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.25%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $7,986,780,177)				7,986,780,177

Commercial Paper–30.90%(c)
Asset-Backed Securities–Commercial Loans/Leases–1.78%
Atlantis One Funding Corp.(b)(d)	0.30%	05/13/11	150,000	149,908,750

Atlantis One Funding Corp.(b)(d)	0.30%	06/07/11	150,000	149,877,500

Atlantis One Funding Corp.(b)(d)	0.32%	05/16/11	100,000	99,932,444

				399,718,694

Asset-Backed Securities–Consumer Receivables–7.16%
Amsterdam Funding Corp.(d)	0.25%	03/25/11	100,000	99,983,333

Amsterdam Funding Corp.(d)	0.25%	04/05/11	150,000	149,963,542

Amsterdam Funding Corp.(d)	0.25%	04/13/11	100,000	99,970,139

Old Line Funding LLC(d)	0.26%	05/20/11	100,000	99,942,222

Old Line Funding LLC(d)	0.27%	04/08/11	100,093	100,064,473

Old Line Funding LLC(d)	0.27%	04/12/11	63,939	63,918,859

Sheffield Receivables Corp.(d)	0.27%	04/06/11	100,000	99,973,000

Sheffield Receivables Corp.(d)	0.27%	05/04/11	50,000	49,976,000

Sheffield Receivables Corp.(d)	0.27%	05/10/11	65,500	65,465,612

Sheffield Receivables Corp.(d)	0.28%	04/14/11	65,000	64,977,756

Sheffield Receivables Corp.(d)	0.28%	04/15/11	65,000	64,977,250

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.24%	03/09/11	273,611	273,596,407

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	03/04/11	100,000	99,997,917

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	04/12/11	108,114	108,082,467

Thunder Bay Funding, LLC(d)	0.27%	03/03/11	84,271	84,269,736

Thunder Bay Funding, LLC(d)	0.27%	03/07/11	84,719	84,715,188

				1,609,873,901

Asset-Backed Securities–Fully Supported Bank–2.71%
Crown Point Capital Co., LLC–Series A (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.37%	03/04/11	100,000	99,996,917

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	04/18/11	102,000	101,963,280

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.27%	03/21/11	40,000	39,994,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	03/04/11	$167,000	$166,995,825

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/11/11	100,000	99,965,833

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/15/11	100,000	99,962,500

				608,878,355

Asset-Backed Securities–Multi-Purpose–2.78%
Chariot Funding LLC/Ltd.(d)	0.26%	03/07/11	100,000	99,995,667

Mont Blanc Capital Corp.(b)(d)	0.24%	03/14/11	100,000	99,991,333

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/05/11	100,000	99,972,778

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/28/11	50,000	49,977,444

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	05/11/11	50,000	49,972,389

Nieuw Amsterdam Receivables Corp.(b)(d)	0.39%	06/01/11	75,000	74,925,250

Regency Markets No. 1, LLC(b)(d)	0.25%	03/15/11	150,000	149,985,417

				624,820,278

Asset-Backed Securities–Securities–0.93%
Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/04/11	110,000	109,997,617

Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/07/11	100,000	99,995,666

				209,993,283

Asset-Backed Securities–Trade Receivables–0.24%
Victory Receivables Corp.(d)	0.25%	03/18/11	55,000	54,993,507

Diversified Banks–6.84%
BNZ International Funding Ltd.(b)(d)	0.29%	05/06/11	149,000	148,920,782

Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

ING (U.S.) Funding LLC(b)	0.23%	03/03/11	200,000	199,997,445

Royal Bank of Scotland PLC(b)	0.26%	03/01/11	299,000	299,000,000

Societe Generale North America, Inc.(b)	0.24%	03/01/11	445,000	445,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	120,000	119,962,800

Societe Generale North America, Inc.(b)	0.38%	05/02/11	225,000	224,852,750

				1,537,728,221

Internet Software & Services–0.33%
Google Inc.(d)	0.40%	09/16/11	75,000	74,834,167

Life & Health Insurance–2.27%
MetLife Short Term Funding LLC(d)	0.23%	03/16/11	184,611	184,593,308

MetLife Short Term Funding LLC(d)	0.23%	03/17/11	100,000	99,989,778

MetLife Short Term Funding LLC(d)	0.23%	03/21/11	25,000	24,996,806

MetLife Short Term Funding LLC(d)	0.23%	03/24/11	200,000	199,970,611

				509,550,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Multi-Sector Holdings–1.55%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.27%	04/07/11	$150,000	$149,958,375

Kreditanstalt fuer Wiederaufbau(b)(d)	0.30%	08/15/11	100,000	99,860,833

Kreditanstalt fuer Wiederaufbau(b)(d)	0.33%	07/08/11	100,000	99,881,750

				349,700,958

Municipal Commercial Paper–0.19%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	03/03/11	11,268	11,268,000

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	31,063	31,063,000

				42,331,000

Regional Banks–4.12%
ASB Finance Ltd.(b)(d)	0.27%	05/04/11	100,000	99,952,000

ASB Finance Ltd.(b)(d)	0.30%	03/24/11	100,000	99,980,833

Australia & New Zealand Banking Group Ltd.(d)	0.29%	04/04/11	100,000	99,972,611

Commonwealth Bank of Australia(b)(d)	0.26%	05/16/11	100,000	99,945,111

Commonwealth Bank of Australia(b)(d)	0.27%	05/02/11	124,000	123,942,340

Svenska Handelsbanken, Inc.–Series S(b)	0.29%	05/24/11	154,000	153,895,794

Westpac Banking Corp.(a)(d)	0.31%	11/07/11	150,000	150,000,000

Westpac Banking Corp.(b)(d)	0.33%	08/15/11	100,000	99,846,917

				927,535,606

Total Commercial Paper (Cost $6,949,958,473)				6,949,958,473

Variable Rate Demand Notes–17.88%(a)(f)
Credit Enhanced–17.50%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	1,020	1,020,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	10/01/35	17,450	17,450,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.21%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.25%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(e)	0.27%	12/15/18	7,400	7,400,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.20%	07/01/34	21,930	21,930,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	8,200	8,200,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/33	19,125	19,125,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,350	3,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/14	$4,550	$4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.25%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	900	900,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	34,385	34,385,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/35	9,050	9,050,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/21	12,385	12,385,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.30%	07/01/38	2,000	2,000,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.26%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.28%	06/01/35	15,000	15,000,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/33	3,175	3,175,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	21,400	21,400,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.21%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.18%	01/01/37	18,000	18,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/20	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/24	$14,510	$14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/36	2,500	2,500,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.28%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/16	2,100	2,100,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	1,000	1,000,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/30	30,075	30,075,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/36	7,350	7,350,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.25%	06/15/25	7,540	7,540,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	01/01/26	15,500	15,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	$5,060	$5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	28,970	28,970,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.28%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(e)	0.33%	01/01/29	14,802	14,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(e)	0.23%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/20	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.25%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	3,780	3,780,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.23%	12/01/21	18,500	18,500,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,210	1,210,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.28%	03/01/21	23,500	23,500,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.26%	01/01/18	830	830,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	$10,000	$10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.29%	06/15/25	1,900	1,900,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/19	4,960	4,960,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.25%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.38%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.25%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.22%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.25%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/14	4,045	4,045,000

Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.25%	06/15/31	69,890	69,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.26%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC– Harris N.A.)(d)(e)	0.30%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.26%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	7,200	7,200,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.27%	09/01/24	1,400	1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	1,600	1,600,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.34%	05/01/14	250	250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/29	$3,300	$3,300,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.28%	06/01/17	2,845	2,845,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.28%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.20%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.30%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.27%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(e)	0.45%	07/01/41	5,000	5,000,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.28%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.26%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.31%	05/01/42	2,590	2,590,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.23%	01/01/35	$7,600	$7,600,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/32	9,350	9,350,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.27%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.22%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(e)	0.25%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	7,830	7,830,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.30%	12/01/34	700	700,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(e)	0.33%	09/01/39	730	730,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/33	7,500	7,500,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	06/15/26	9,390	9,390,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/31	12,875	12,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.25%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	03/01/38	8,575	8,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/14	5,035	5,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	$4,480	$4,480,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(e)	0.35%	01/01/33	800	800,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/32	53,840	53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.22%	10/01/38	6,675	6,675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.26%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	03/01/15	1,135	1,135,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/46	5,300	5,300,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/36	22,840	22,840,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/44	5,208	5,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	35,865	35,865,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/40	665	665,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	$20,200	$20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.26%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	01/01/25	3,690	3,690,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/33	14,200	14,200,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(e)	0.25%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.23%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.26%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(d)(e)	0.32%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	3,410	3,410,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/25	9,350	9,350,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.26%	09/01/37	1,320	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.21%	09/15/26	$13,800	$13,800,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(e)	0.29%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.23%	11/01/36	3,125	3,125,000

New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/32	6,000	6,000,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/36	1,940	1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(e)	0.29%	06/01/38	5,595	5,595,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,030	9,030,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/39	41,100	41,100,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/17	9,055	9,055,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	8,075	8,075,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.24%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	12/01/27	12,050	12,050,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.39%	12/01/27	255	255,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	8,875	8,875,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.30%	09/01/36	$860	$860,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.45%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	08/01/34	70,000	70,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.25%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	1,740	1,740,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/29	15,505	15,505,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.28%	10/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.31%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(e)	0.25%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	53,175	53,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	9,965	9,965,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/01/27	11,020	11,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.26%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(e)	0.39%	07/01/40	$690	$690,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,900	3,900,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC–U.S. Bank, N.A.)(d)(e)	0.35%	03/01/16	3,590	3,590,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.24%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/36	6,630	6,630,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.25%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/32	35,090	35,090,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.33%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.24%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.25%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.27%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.29%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	11,500	11,500,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.36%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.25%	06/01/38	8,100	8,100,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(e)	0.24%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.28%	05/01/42	6,845	6,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.23%	07/01/33	$18,635	$18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.27%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.29%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.41%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.23%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/30	20,700	20,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.25%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.26%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.25%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	04/01/22	7,770	7,770,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(e)	0.25%	12/01/42	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/24	$7,715	$7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/35	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	08/01/30	6,000	6,000,000

				3,935,995,000

Other Variable Rate Demand Notes–0.38%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	7,640	7,640,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.19%	12/01/30	2,900	2,900,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.20%	12/01/30	50,000	50,000,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				84,205,000

Total Variable Rate Demand Notes (Cost $4,020,200,000)				4,020,200,000

Time Deposits–6.44%
Barclays Bank PLC (Cayman Islands)(b)	0.13%	03/01/11	450,000	450,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(b)	0.13%	03/01/11	235,000	235,000,000

Chase Bank U.S.A., N.A. (Cayman Islands)(b)	0.13%	03/01/11	64,090	64,089,683

Credit Suisse First Boston (Cayman Islands)(b)	0.14%	03/01/11	700,000	700,000,000

Total Time Deposits (Cost $1,449,089,683)				1,449,089,683

Medium-Term Notes–5.36%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. Medium-Term Notes(a)(b)(d)	1.00%	09/23/11	140,000	140,521,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

European Investment Bank,
Global Bonds(b)	2.63%	05/16/11	$75,000	$75,300,917

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	35,460,802

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.31%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes (United Kingdom)(b)	3.75%	03/09/11	8,500	8,505,583

Sr. Unsec. Gtd. Global Bonds(b)	3.75%	06/27/11	100,000	100,990,625

Lloyds TSB Bank PLC Sr. Unsec. Gtd. Medium-Term Euro Notes(a)(b)	0.95%	12/02/11	105,000	105,498,475

Rabobank Nederland
Sr. Unsec. Notes(a)(b)(d)	0.38%	03/16/12	50,000	50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.51%	08/05/11	65,000	65,056,770

Sr. Unsec. Notes(a)(b)(d)	2.05%	04/07/11	150,000	150,000,000

Royal Bank of Canada Sr. Unsec. Notes(a)(b)(d)	0.30%	04/02/12	200,000	200,000,000

Westpac Banking Corp. Sr. Unsec. Deposit Notes(a)(b)(d)	0.30%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,206,334,461)				1,206,334,461

Call Deposits–1.11%
Alliance & Leicester PLC(a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–97.20% (Cost $21,862,362,794)				21,862,362,794

			Repurchase
			Amount
Repurchase Agreements–2.76%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	311,940,392	311,938,746

Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	309,119,596	309,118,050

Total Repurchase Agreements (Cost $621,056,796)				621,056,796

TOTAL INVESTMENTS(i)(j)–99.96% (Cost $22,483,419,590)				22,483,419,590

OTHER ASSETS LESS LIABILITIES–0.04%				8,059,284

NET ASSETS–100.00%				$22,491,478,874

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; Cayman Islands: 6.4%; Netherlands: 5.6%; other countries less than 5% each: 14.8%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $6,246,579,299, which represented 27.77% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	46.9%

8-30	15.6

31-60	13.3

61-90	13.8

91-180	9.2

181+	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–62.62%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.77%
Atlantis One Funding Corp.(b)(c)	0.25%	04/11/11	$50,000	$49,985,764

Atlantis One Funding Corp.(b)(c)	0.26%	03/11/11	100,000	99,992,778

				149,978,542

Asset-Backed Securities–Consumer Receivables–5.72%
Bryant Park Funding LLC(c)	0.24%	03/09/11	100,000	99,994,667

Salisbury Receivables Co. LLC(c)	0.24%	04/05/11	50,000	49,988,333

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/12/11	30,000	29,991,250

				179,974,250

Asset-Backed Securities–Fully Supported Bank–18.06%
Concord Minutemen Capital Co., LLC Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	110,000	109,964,953

Crown Point Capital Co., LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	03/25/11	85,000	84,980,167

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	04/15/11	95,000	94,964,375

Lexington Parker Capital Co. LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/10/11	100,000	99,990,750

Liberty Street Funding LLC, (CEP–Bank of Nova Scotia)(b)(c)	0.23%	03/09/11	50,000	49,997,445

LMA Americas LLC, (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	0.29%	03/15/11	65,000	64,992,669

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.24%	04/18/11	13,400	13,395,712

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	04/14/11	50,000	49,984,111

				568,270,182

Asset-Backed Securities–Multi-Purpose–7.39%
Atlantic Asset Securitization LLC(c)	0.22%	03/23/11	75,000	74,989,916

Atlantic Asset Securitization LLC(c)	0.24%	03/01/11	35,000	35,000,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/07/11	75,000	74,997,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/08/11	47,662	47,659,776

				232,646,692

Asset-Backed Securities–Securities–7.62%
Aspen Funding Corp.(c)	0.26%	03/21/11	40,000	39,994,222

Newport Funding Corp.(c)	0.26%	03/24/11	50,000	49,991,695

Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/21/11	150,000	149,978,333

				239,964,250

Asset-Backed Securities–Trade Receivables–1.27%
Victory Receivables Corp.(c)	0.26%	03/30/11	39,982	39,973,626

Diversified Banks–15.38%
Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

Credit Agricole CIB North America, Inc.(b)	0.30%	03/01/11	34,000	34,000,000

ING (US) Funding LLC(b)	0.23%	03/02/11	100,000	99,999,361

Royal Bank of Scotland PLC(b)(c)	0.26%	03/01/11	125,000	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.(b)	0.24%	03/01/11	$45,000	$45,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	80,000	79,975,200

				483,969,005

Life & Health Insurance–2.41%
MetLife Short Term Funding LLC(c)	0.23%	03/29/11	75,873	75,859,427

Total Commercial Paper (Cost $1,970,635,974)				1,970,635,974

Variable Rate Demand Notes–18.66%(d)
Credit Enhanced–18.53%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.27%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	7,725	7,725,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/37	7,000	7,000,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/28	6,260	6,260,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.24%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.23%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(e)	0.45%	07/01/41	8,000	8,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	2,400	2,400,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	06/01/37	15,221	15,221,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	6,195	6,195,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.25%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.30%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/35	5,875	5,875,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	43,265	43,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.26%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.25%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/38	6,995	6,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/23	$6,850	$6,850,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.29%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	20,750	20,750,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/24	5,235	5,235,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.28%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/27	100	100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	5,600	5,600,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(e)	0.44%	10/01/21	4,390	4,390,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/30	4,500	4,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.27%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	6,380	6,380,000

				583,361,000

Other Variable Rate Demand Notes–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.17%	12/01/30	4,000	4,000,000

Total Variable Rate Demand Notes (Cost $587,361,000)				587,361,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–7.31%
Bank of Montreal	0.19%	03/14/11	$75,000	$75,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	55,000	55,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.31%	04/01/11	100,000	100,000,000

Total Certificates of Deposit (Cost $230,000,000)				230,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.59% (Cost $2,787,996,974)				2,787,996,974

			Repurchase
			Amount
Repurchase Agreements–11.40%(f)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	68,696,249	68,695,886

BNP Paribas, Joint agreement dated 02/28/11, aggregate maturing value $592,005,920 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $607,597,635; 0%-6.54%, 01/12/12-06/25/43)	0.36%	03/01/11	150,001,500	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $1,000,007,778 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-10.00%, 03/09/11-03/14/51)	0.28%	03/01/11	140,001,089	140,000,000

Total Repurchase Agreements (Cost $358,695,886)				358,695,886

TOTAL INVESTMENTS(g)(h)–99.99% (Cost $3,146,692,860)				3,146,692,860

OTHER ASSETS LESS LIABILITIES–0.01%				375,046

NET ASSETS–100.00%				$3,147,067,906

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdoms: 25.5%; France: 11.9%; Netherlands: 11.8%; Canada: 5.1%; other countries less than 5% each: 0.6%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,627,721,969, which represented 51.72% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	9.4%

Bank Tokyo-MITS	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	45.0%

8-30	36.7

31-60	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.86%
U.S. Treasury Bills–34.86%(a)
U.S. Treasury Bills	0.18%	03/03/11	$250,000	$249,997,500

U.S. Treasury Bills	0.19%	04/07/11	435,000	434,916,159

U.S. Treasury Bills	0.15%	04/14/11	240,000	239,956,000

U.S. Treasury Bills	0.17%	04/14/11	250,000	249,948,819

U.S. Treasury Bills	0.12%	04/15/11	500,000	499,923,750

U.S. Treasury Bills	0.17%	04/21/11	200,000	199,950,417

U.S. Treasury Bills	0.17%	05/05/11	120,000	119,962,733

U.S. Treasury Bills	0.18%	05/05/11	150,000	149,952,604

U.S. Treasury Bills	0.16%	05/12/11	400,000	399,870,600

U.S. Treasury Bills	0.19%	05/12/11	125,000	124,952,500

U.S. Treasury Bills	0.19%	05/19/11	300,000	299,875,575

U.S. Treasury Bills	0.17%	05/26/11	200,000	199,917,345

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,843,111

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,865,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,902,088

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,887,189

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,823,757

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,856,444

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,846,600

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,748,214

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,640,733

Total U.S. Treasury Securities (Cost $4,927,637,138)				4,927,637,138

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.86% (Cost $4,927,637,138)				4,927,637,138

			Repurchase
			Amount
Repurchase Agreements–65.15%(b)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	477,588,537	477,586,149

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value of $1,420,006,706 (collateralized by U.S. Treasury obligations valued at $1,448,400,037; 0%-8.75%, 03/03/11-02/15/41)	0.17%	03/01/11	1,420,006,706	1,420,000,000

BNP Paribas Securities Corp., Agreement dated 02/28/11, maturing value $670,003,164 (collateralized by U.S. Treasury obligations valued at $683,400,004; 0.50%-4.75%, 12/31/11-08/15/17)	0.17%	03/01/11	670,003,164	670,000,000

BNP Paribas Securities Corp., Term agreement dated 01/13/11, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,039; 4.50%-7.25%, 08/15/22-05/15/38)(c)	0.17%	04/13/11	500,212,500	500,000,000

BNP Paribas Securities Corp., Term agreement dated 01/20/11, maturing value $500,225,000 (collateralized by U.S. Treasury obligations valued at $510,000,007; 5.50%-8.13%, 05/15/21-08/15/29)(c)	0.18%	04/20/11	500,225,000	500,000,000

CIBC World Markets Corp., Agreement dated 02/28/11, maturing value of $100,000,472 (collateralized by U.S. Treasury obligations valued at $102,003,858; 0.50%-4.75%, 10/31/11-02/15/41)	0.17%	03/01/11	100,000,472	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	180,000,900	180,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Term agreement dated 01/18/11, maturing value of $500,237,500 (collateralized by U.S. Treasury obligations valued at $510,002,399; 0%, 05/15/11-02/15/41)(c)	0.19%	04/18/11	$500,237,500	$500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/28/11, maturing value of $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,030; 0%-6.13%, 03/24/11-11/15/27)	0.17%	03/01/11	1,000,004,722	1,000,000,000

Goldman, Sachs & Co., Agreement dated 02/28/11, maturing value $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,041; 0%-10.63%, 03/31/11-02/15/31)	0.10%	03/01/11	500,001,389	500,000,000

HSBC Securities (USA) Inc., Agreement dated 02/28/11, maturing value $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,002,954; 0.50%-7.25%, 04/15/11-05/15/39)	0.17%	03/01/11	1,000,004,722	1,000,000,000

JPMorgan Securities Inc., Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. a Treasury obligation valued at $255,001,768; 0.63%, 02/28/13)	0.15%	03/01/11	250,001,042	250,000,000

Merrill Lynch Government Securities, Inc., Agreement dated 02/28/11, maturing value $170,000,803 (collateralized by U.S. Treasury obligations valued at $173,400,041; 1.00%-1.13%, 07/31/11-01/15/12)	0.17%	03/01/11	170,000,803	170,000,000

Morgan Stanley, Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,028; 1.75%-2.13%, 01/15/26-02/15/41)	0.15%	03/01/11	250,001,042	250,000,000

RBC Capital Markets Corp., Agreement dated 02/28/11, maturing value $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,091; 0.63%-1.88%, 02/28/13-09/30/17)	0.17%	03/01/11	250,001,181	250,000,000

RBS Securities Inc., Agreement dated 02/28/11, maturing value $500,002,361 (collateralized by U.S. Treasury obligations valued at $510,003,640; 0.38%-7.63%, 09/30/12-02/15/26)	0.17%	03/01/11	500,002,361	500,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	690,003,259	690,000,000

Wells Fargo Securities, LLC, Agreement dated 02/28/11, maturing value $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,008; 0.38%-4.75%, 04/30/12-02/15/40)	0.18%	03/01/11	250,001,250	250,000,000

Total Repurchase Agreements (Cost $9,207,586,149)				9,207,586,149

TOTAL INVESTMENTS(d)–100.01% (Cost $14,135,223,287)				14,135,223,287

OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,473,253)

NET ASSETS–100.00%				$14,133,750,034

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Treasury Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	63.4%

31-60	15.0

61-90	9.2

91-180	10.0

181+	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.38%
Federal Farm Credit Bank (FFCB)–4.13%
Bonds(a)	0.20%	04/14/11	$60,000	$59,998,531

Bonds(a)	0.23%	08/22/11	40,000	40,000,000

Bonds(a)	0.20%	09/20/11	40,000	39,997,749

Bonds(a)	0.19%	12/16/11	75,000	74,998,510

Disc. Notes(b)	0.28%	11/17/11	75,000	74,845,031

				289,839,821

Federal Home Loan Bank (FHLB)–19.51%
Unsec. Bonds(a)	0.15%	05/16/11	125,000	124,997,348

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.18%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.17%	07/25/11	44,000	43,992,728

Unsec. Bonds(a)	0.18%	09/09/11	50,000	49,986,753

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.21%	09/23/11	85,000	84,990,364

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,992,891

Unsec. Bonds	0.46%	02/22/12	24,000	24,000,000

Unsec. Disc. Notes(b)	0.07%	03/01/11	14,300	14,300,000

Unsec. Disc. Notes(b)	0.17%	03/18/11	202,000	201,983,784

Unsec. Disc. Notes(b)	0.17%	05/11/11	75,000	74,974,854

Unsec. Disc. Notes(b)	0.22%	05/13/11	150,000	149,933,083

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,990,798

Unsec. Global Bonds(a)	0.17%	07/25/11	120,000	119,975,696

				1,369,118,299

Federal Home Loan Mortgage Corp. (FHLMC)–16.91%
Unsec. Disc. Notes(b)	0.17%	03/15/11	90,000	89,994,050

Unsec. Disc. Notes(b)	0.22%	04/04/11	150,000	149,968,833

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,983,958

Unsec. Disc. Notes(b)	0.20%	04/11/11	50,000	49,988,611

Unsec. Disc. Notes(b)	0.25%	04/26/11	50,000	49,980,556

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,953,363

Unsec. Disc. Notes(b)	0.25%	05/17/11	65,000	64,965,243

Unsec. Disc. Notes(b)	0.20%	05/31/11	79,684	79,643,715

Unsec. Disc. Notes(b)	0.21%	05/31/11	26,785	26,771,120

Unsec. Disc. Notes(b)	0.20%	07/05/11	25,000	24,982,500

Unsec. Disc. Notes(b)	0.19%	08/03/11	125,000	124,897,743

Unsec. Disc. Notes(b)	0.17%	08/15/11	50,000	49,960,569

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,924,925

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,935,556

Unsec. Global Notes(a)	0.22%	05/04/11	60,000	59,997,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$50,000	$49,975,126

Unsec. MTN(a)	0.37%	03/09/11	30,000	30,000,870

Unsec. MTN(a)	0.24%	08/05/11	60,000	60,000,884

Unsec. Notes(a)	0.23%	09/26/11	26,000	26,003,068

				1,186,928,584

Federal National Mortgage Association (FNMA)–12.83%
Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,975,975

Unsec. Disc. Notes(b)	0.20%	04/06/11	145,650	145,620,870

Unsec. Disc. Notes(b)	0.23%	04/11/11	85,000	84,977,735

Unsec. Disc. Notes(b)	0.17%	04/13/11	100,000	99,979,694

Unsec. Disc. Notes(b)	0.18%	04/20/11	137,000	136,965,750

Unsec. Disc. Notes(b)	0.20%	05/02/11	100,000	99,965,556

Unsec. Disc. Notes(b)	0.19%	05/04/11	95,000	94,967,911

Unsec. Disc. Notes(b)	0.20%	07/06/11	85,000	84,938,529

Unsec. Disc. Notes(b)	0.17%	08/17/11	62,791	62,740,889

				900,132,909

Total U.S. Government Sponsored Agency Securities (Cost $3,746,019,613)				3,746,019,613

U.S. Treasury Securities–3.20%(b)
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,984,472

U.S. Treasury Bills	0.19%	05/12/11	100,000	99,962,000

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,818,385

Total U.S. Treasury Securities (Cost $224,764,857)				224,764,857

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $3,970,784,470)				3,970,784,470

			Repurchase
			Amount
Repurchase Agreements–43.43%(c)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	117,260,535	117,259,949

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30)	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15)	0.19%	03/01/11	700,003,694	700,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37)	0.18%	03/01/11	100,000,500	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	320,001,600	320,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30)	0.18%	03/01/11	700,003,500	700,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31)	0.19%	03/01/11	450,002,375	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39)	0.19%	03/01/11	$350,001,847	$350,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	60,000,283	60,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36)	0.19%	03/01/11	200,001,055	200,000,000

Total Repurchase Agreements (Cost $3,047,259,949)				3,047,259,949

TOTAL INVESTMENTS(d)–100.01% (Cost $7,018,044,419)				7,018,044,419

OTHER ASSETS LESS LIABILITIES–(.01)%				(792,815)

NET ASSETS–100.00%				$7,017,251,604

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	54.6%

8-30	10.6

31-60	12.6

61-90	11.7

91-180	6.5

181+	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.57%
Federal Farm Credit Bank (FFCB)–3.17%
Bonds(a)	0.20%	04/14/11	$5,000	$4,999,878

Bonds(a)	0.23%	08/22/11	7,050	7,050,000

Bonds(a)	0.20%	09/20/11	5,600	5,599,685

Disc. Notes(b)	0.28%	11/17/11	7,169	7,154,187

				24,803,750

Federal Home Loan Bank (FHLB)–90.40%
Unsec. Bonds(a)	0.15%	05/16/11	10,000	9,999,788

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.18%	05/26/11	1,500	1,499,893

Unsec. Bonds(a)	0.17%	07/25/11	10,000	9,998,347

Unsec. Bonds(a)	0.18%	09/09/11	8,100	8,097,854

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.21%	09/23/11	5,000	4,999,433

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,556

Unsec. Disc. Notes(b)	0.07%	03/01/11	335,700	335,700,000

Unsec. Disc. Notes(b)	0.15%	03/02/11	19,700	19,699,915

Unsec. Disc. Notes(b)	0.10%	03/03/11	25,000	24,999,861

Unsec. Disc. Notes(b)	0.11%	03/09/11	16,000	15,999,609

Unsec. Disc. Notes(b)	0.09%	03/11/11	10,000	9,999,750

Unsec. Disc. Notes(b)	0.11%	03/16/11	30,000	29,998,656

Unsec. Disc. Notes(b)	0.11%	03/23/11	15,000	14,998,946

Unsec. Disc. Notes(b)	0.17%	03/23/11	15,000	14,998,442

Unsec. Disc. Notes(b)	0.12%	03/25/11	25,000	24,998,000

Unsec. Disc. Notes(b)	0.17%	04/08/11	14,000	13,997,488

Unsec. Disc. Notes(b)	0.20%	04/13/11	12,500	12,497,014

Unsec. Disc. Notes(b)	0.13%	04/15/11	25,000	24,995,937

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,388

Unsec. Disc. Notes(b)	0.17%	04/29/11	25,000	24,993,035

Unsec. Disc. Notes(b)	0.18%	05/04/11	15,000	14,995,200

Unsec. Disc. Notes(b)	0.17%	05/11/11	10,000	9,996,647

Unsec. Disc. Notes(b)	0.22%	05/13/11	5,000	4,997,769

Unsec. Disc. Notes(b)	0.20%	05/18/11	4,186	4,184,186

Unsec. Disc. Notes(b)	0.20%	07/13/11	6,900	6,894,863

Unsec. Disc. Notes(b)	0.19%	08/03/11	8,250	8,243,251

Unsec. Disc. Notes(b)	0.17%	08/17/11	15,000	14,988,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.17%	07/25/11	$5,000	$4,998,987

				706,766,844

Total U.S. Government Sponsored Agency Securities (Cost $731,570,594)				731,570,594

U.S. Treasury Securities–6.46%(b)
U.S. Treasury Bills	0.13%	03/24/11	20,000	19,998,352

U.S. Treasury Bills	0.19%	04/07/11	10,000	9,998,099

U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	5,000	4,998,100

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,486,681

Total U.S. Treasury Securities (Cost $50,478,126)				50,478,126

TOTAL INVESTMENTS(c)–100.03% (Cost $782,048,720)				782,048,720

OTHER ASSETS LESS LIABILITIES–(0.03)%				(198,272)

NET ASSETS–100.00%				$781,850,448

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	53.3%

8-30	21.9

31-60	13.0

61-90	6.3

91-180	3.9

181+	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.23%
Arizona–3.07%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.34%	08/01/15	$7,470	$7,470,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.33%	12/01/37	13,725	13,725,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.26%	10/01/25	4,930	4,930,000

				26,125,000

Colorado–5.88%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.27%	02/15/28	1,000	1,000,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.55%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/21	4,670	4,670,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.28%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.33%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.28%	12/01/30	20,150	20,150,000

				50,010,000

Connecticut–0.71%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,062,080

Florida–4.81%
Florida (State of) Development Finance Corp. (The Wellness Community–Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.27%	08/01/34	5,500	5,500,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.26%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/25	5,300	5,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	09/01/29	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	04/01/20	$2,925	$2,925,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.24%	06/01/36	10,100	10,100,000

				40,955,000

Georgia–2.38%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	01/01/21	5,365	5,365,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	01/01/32	2,200	2,200,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	11/15/32	3,920	3,920,000

				20,275,000

Illinois–6.36%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.18%	01/01/37	900	900,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.28%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Subseries 2008B, RB(a)	0.32%	12/01/46	7,000	7,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	09/01/32	3,180	3,180,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	01/15/22	4,400	4,400,000

				54,130,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.35%	08/01/37	1,830	1,830,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	12/01/23	3,850	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/24	$5,700	$5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/39	2,700	2,700,000

				14,080,000

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	11/01/32	500	500,000

				2,270,000

Kansas–1.06%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,801,738

				9,036,738

Kentucky–1.52%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/30	7,300	7,300,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	5,605	5,605,000

				12,905,000

Maryland–0.28%
Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/28	2,390	2,390,000

Michigan–3.09%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	10/15/38	12,000	12,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.27%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	09/01/25	1,600	1,600,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	10/01/31	5,405	5,405,000

				26,335,000

Minnesota–2.04%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	01/01/12	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	$3,000	$3,024,862

Series 2011 A, COP	2.00%	09/01/11	4,000	4,032,764

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,538,295

				17,395,921

Mississippi–1.47%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/37	7,000	7,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.26%	05/01/35	5,500	5,500,000

				12,500,000

Missouri–3.95%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.26%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.28%	12/01/15	3,950	3,950,000

				33,580,000

New Hampshire–1.31%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	06/01/28	3,200	3,200,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/38	3,845	3,845,000

				11,120,000

New Mexico–1.15%
New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	2,745	2,756,599

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,039,297

				9,795,896

New York–0.78%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	10/01/32	6,640	6,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.64%
North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.54%	08/01/14	$2,635	$2,635,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	09/01/27	16,285	16,285,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.26%	12/01/36	9,900	9,900,000

				39,485,000

Ohio–3.89%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	11/01/40	10,325	10,325,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.38%	12/01/32	15,390	15,390,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	12/01/37	2,400	2,400,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	11/01/27	5,000	5,000,000

				33,115,000

Pennsylvania–7.55%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	06/01/35	8,285	8,285,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System);
Series 2002, VRD RB(a)	0.22%	11/15/32	1,600	1,600,000

Series 2005 C, VRD RB(a)	0.19%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.26%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.26%	07/01/38	8,525	8,525,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	04/01/20	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.26%	11/01/34	5,100	5,100,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/27	12,435	12,435,000

				64,268,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–5.18%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/32	$4,785	$4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.47%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina–0.83%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/22	7,100	7,100,000

Tennessee–0.65%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,200	1,200,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	08/01/19	760	760,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.24%	07/01/19	3,600	3,600,000

				5,560,000

Texas–13.00%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,015,356

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.28%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.24%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	02/15/42	4,000	4,000,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.00%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	12,800	12,800,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,033,458

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.52%	05/01/19	9,100	9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.28%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,108,151

				110,676,965

Utah–0.68%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.28%	04/01/42	3,125	3,125,000

				5,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–1.79%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.62%	05/01/29	$15,205	$15,205,000

Virginia–2.21%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.25%	10/01/48	4,000	4,000,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,000	6,013,768

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2011, GO Commercial Paper BAN	0.30%	03/02/11	6,000	6,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.32%	12/01/19	1,190	1,190,000

				18,773,768

Washington–7.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,070,040

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,164,780

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.27%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/22	970	970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	08/01/24	2,400	2,400,000

				63,104,820

West Virginia–0.82%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	01/01/34	7,000	7,000,000

Wisconsin–5.73%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	10/01/42	5,380	5,380,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.25%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/37	5,465	5,465,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.55%	07/01/14	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.35%	08/15/34	$2,010	$2,010,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/30	14,300	14,300,000

				48,750,000

Wyoming–4.07%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.26%	01/01/18	16,165	16,165,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	13,060	13,060,000

				34,685,000

TOTAL INVESTMENTS(f)(g)–100.23% (Cost $853,289,292)				853,289,292

OTHER ASSETS LESS LIABILITIES–(0.23%)				(1,986,169)

NET ASSETS–100.00%				$851,303,123

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $34,500,000, which represented 4.05% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 10.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.6%

Wells Fargo Bank, N.A.	9.8

Bank of America, N.A.	9.2

PNC Bank, N.A.	7.3

U.S. Bank, N.A.	6.8

Portfolio Composition By Maturity

In days, as of 2/28/11

1-7	87.9%

8-30	2.3

31-60	0.7

91-180	3.4

181+	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,862,362,794	$2,787,996,974	$4,927,637,138	$3,970,784,470	$782,048,720	$853,289,292

Repurchase agreements, at value and cost	621,056,796	358,695,886	9,207,586,149	3,047,259,949	—	—

Total investments, at value and cost	22,483,419,590	3,146,692,860	14,135,223,287	7,018,044,419	782,048,720	853,289,292

Cash	2,822,268	—	—	—	—	11,070,452

Receivable for:
Investments sold	2,690,019	1,430,000	—	—	—	205,000

Interest	8,401,456	180,880	353,429	265,150	16,328	819,045

Fund expenses absorbed	407,143	—	930,138	288,293	20,176	51,037

Investment for trustee deferred compensation and retirement plans	566,812	264,771	269,911	113,316	51,976	97,972

Other assets	58,590	168,820	60,874	47,597	27,609	45,821

Total assets	22,498,365,878	3,148,737,331	14,136,837,639	7,018,758,775	782,164,809	865,578,619

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	13,703,075

Amount due custodian	—	—	—	—	125,769	—

Dividends	2,590,265	233,750	205,902	244,263	16,637	39,942

Accrued fees to affiliates	774,103	234,907	1,188,913	419,032	34,086	81,559

Accrued operating expenses	589,371	113,862	334,642	243,223	38,574	47,869

Trustee deferred compensation and retirement plans	2,933,265	1,086,906	1,358,148	600,653	99,295	403,051

Total liabilities	6,887,004	1,669,425	3,087,605	1,507,171	314,361	14,275,496

Net assets applicable to shares outstanding	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

Net assets consist of:
Shares of beneficial interest	$22,488,881,020	$3,145,905,229	$14,131,757,630	$7,016,491,550	$781,783,362	$851,381,701

Undistributed net investment income (loss)	2,523,469	1,159,405	919,681	531,430	55,681	(7)

Undistributed net realized gain (loss)	74,385	3,272	1,072,723	228,624	11,405	(78,571)

	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$17,383,123,758	$1,996,033,555	$4,796,218,899	$4,209,688,861	$714,484,800	$579,537,076

Private Investment Class	$466,928,906	$255,817,705	$872,856,028	$429,159,510	$31,538,901	$93,211,002

Personal Investment Class	$102,598,983	$82,878,046	$206,652,142	$14,335,119	$5,650,940	$4,417,207

Cash Management Class	$2,059,385,533	$462,101,370	$6,122,082,145	$1,102,092,710	$17,110,119	$128,691,406

Reserve Class	$129,481,980	$10,183,588	$100,075,153	$87,404,812	$932,045	$13,290,585

Resource Class	$216,407,570	$89,644,866	$273,225,564	$302,124,363	$12,123,615	$31,442,683

Corporate Class	$2,133,552,144	$250,408,776	$1,762,640,103	$872,446,229	$10,028	$713,164

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,381,177,334	1,996,449,872	4,795,642,967	4,209,283,910	714,412,268	579,530,908

Private Investment Class	466,867,306	255,888,000	872,723,606	429,089,791	31,557,545	93,196,912

Personal Investment Class	102,586,995	82,817,857	206,559,493	14,330,798	5,651,173	4,413,621

Cash Management Class	2,059,051,749	462,063,535	6,121,204,935	1,101,976,768	17,104,220	128,714,750

Reserve Class	129,480,206	10,184,813	100,047,603	87,400,840	930,160	13,288,116

Resource Class	216,368,377	89,615,875	273,152,707	302,073,969	12,120,236	31,440,281

Corporate Class	2,133,443,438	250,390,261	1,762,539,313	872,382,154	10,004	713,619

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$37,077,712	$4,314,472	$11,014,324	$7,824,128	$347,305	$1,511,061

Expenses:
Advisory fees	16,650,376	2,292,926	8,742,298	3,533,900	344,745	1,034,452

Administrative services fees	585,912	298,763	427,750	358,921	75,065	134,459

Custodian fees	403,993	57,330	198,794	213,103	7,182	17,287

Distribution fees:
Private Investment Class	1,504,872	744,662	1,948,089	1,339,654	79,936	243,580

Personal Investment Class	390,841	358,937	662,008	57,327	27,408	20,254

Cash Management Class	1,208,932	249,858	2,107,693	521,793	6,466	70,910

Reserve Class	580,158	38,224	350,797	598,414	5,344	70,038

Resource Class	233,096	120,590	343,925	257,190	12,692	36,538

Corporate Class	383,462	31,602	240,039	155,119	31	131

Transfer agent fees	999,022	137,576	427,897	318,051	17,731	40,972

Trustees’ and officers’ fees and benefits	288,344	44,129	173,521	98,877	11,620	16,157

Registration and filing fees	69,228	40,178	50,606	72,851	36,107	37,507

Other	598,240	120,968	406,445	293,406	52,793	49,864

Total expenses	23,896,476	4,535,743	16,079,862	7,818,606	677,120	1,772,149

Less: Fees waived	(6,077,702)	(1,841,943)	(6,957,450)	(2,161,930)	(411,737)	(540,471)

Net expenses	17,818,774	2,693,800	9,122,412	5,656,676	265,383	1,231,678

Net investment income	19,258,938	1,620,672	1,891,912	2,167,452	81,922	279,383

Net realized gain (loss) from investment securities	48,611	—	261,394	94,495	4,700	(5,582)

Net increase in net assets resulting from operations	$19,307,549	$1,620,672	$2,153,306	$2,261,947	$86,622	$273,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio		Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$19,258,938	$41,344,689	$1,620,672	$3,629,017	$1,891,912	$5,434,686

Net realized gain	48,611	25,776	—	3,272	261,394	310,786

Net increase in net assets resulting from operations	19,307,549	41,370,465	1,620,672	3,632,289	2,153,306	5,745,472

Distributions to shareholders from net investment income:
Institutional Class	(15,655,178)	(31,530,180)	(1,296,332)	(2,765,162)	(1,112,858)	(2,054,316)

Private Investment Class	(60,400)	(206,226)	(29,886)	(97,642)	(78,202)	(250,010)

Personal Investment Class	(10,452)	(33,631)	(9,587)	(40,487)	(17,706)	(53,754)

Cash Management Class	(1,385,570)	(3,282,358)	(154,936)	(420,402)	(423,041)	(2,301,435)

Reserve Class	(11,648)	(29,589)	(770)	(2,525)	(7,038)	(15,259)

Resource Class	(24,626)	(178,336)	(12,095)	(76,679)	(34,493)	(108,104)

Corporate Class	(2,111,064)	(6,084,369)	(117,072)	(226,071)	(218,566)	(651,808)

Total distributions from net investment income	(19,258,938)	(41,344,689)	(1,620,678)	(3,628,968)	(1,891,904)	(5,434,686)

Share transactions–net:
Institutional Class	1,065,978,128	(3,947,256,097)	143,125,230	(720,814,255)	265,621,029	(351,869,785)

Private Investment Class	(242,526,098)	(39,293,459)	(51,166,178)	(122,995,654)	88,518,890	(1,483,613,444)

Personal Investment Class	(8,877,994)	(34,185,294)	(6,099,910)	(92,429,254)	33,220,664	(38,299,452)

Cash Management Class	(567,982,323)	(567,045,577)	10,697,211	(462,695,213)	842,374,919	(6,219,363,410)

Reserve Class	20,509,333	35,953,650	2,149,557	(1,306,574)	48,324,685	22,013,966

Resource Class	(45,013,952)	(538,921,577)	(61,463,647)	(72,423,319)	(136,181,048)	43,981,891

Corporate Class	(1,541,674,689)	(2,404,930,689)	(21,201,987)	137,728,956	208,841,085	(485,776,326)

Net increase (decrease) in net assets resulting from share transactions	(1,319,587,595)	(7,495,679,043)	16,040,276	(1,334,935,313)	1,350,720,224	(8,512,926,560)

Net increase (decrease) in net assets	(1,319,538,984)	(7,495,653,267)	16,040,270	(1,334,931,992)	1,350,981,626	(8,512,615,774)

Net assets:
Beginning of period	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628	12,782,768,408	21,295,384,182

End of period*	$22,491,478,874	$23,811,017,858	$3,147,067,906	$3,131,027,636	$14,133,750,034	$12,782,768,408

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,523,469	$1,159,405	$1,159,411	$919,681	$919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Government & Agency Portfolio		Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$2,167,452	$9,168,708	$81,922	$202,328	$279,383	$627,127

Net realized gain (loss)	94,495	134,129	4,700	6,705	(5,582)	(30,074)

Net increase in net assets resulting from operations	2,261,947	9,302,837	86,622	209,033	273,801	597,053

Distributions to shareholders from net investment income:
Institutional Class	(1,678,123)	(7,254,137)	(74,903)	(171,437)	(247,820)	(469,361)

Private Investment Class	(53,766)	(163,105)	(3,331)	(12,778)	(9,775)	(44,081)

Personal Investment Class	(1,535)	(4,859)	(791)	(2,886)	(542)	(1,823)

Cash Management Class	(112,796)	(626,149)	(1,361)	(5,252)	(15,950)	(69,906)

Reserve Class	(12,013)	(31,338)	(110)	(898)	(1,412)	(4,434)

Resource Class	(25,818)	(112,234)	(1,319)	(8,979)	(3,661)	(29,707)

Corporate Class	(283,407)	(976,886)	(106)	(98)	(227)	(7,818)

Total distributions from net investment income	(2,167,458)	(9,168,708)	(81,921)	(202,328)	(279,387)	(627,130)

Share transactions–net:
Institutional Class	(333,381,768)	(5,271,910,147)	538,811,105	(360,292,542)	(99,546,564)	(150,282,445)

Private Investment Class	(128,853,481)	(223,264,710)	3,115,827	(14,500,490)	(25,707,331)	(87,472,620)

Personal Investment Class	352,585	(3,769,896)	(943,103)	(5,523,164)	(3,097,017)	100,130

Cash Management Class	59,192,137	(882,048,007)	7,300,150	(15,921,040)	436,792	(232,165,646)

Reserve Class	(96,448,971)	44,451,192	88,504	(4,903,731)	(1,451,049)	(88,502)

Resource Class	7,956,664	(192,362,727)	963,186	(6,613,577)	(12,212,983)	(85,418,705)

Corporate Class	(297,645,065)	(628,244,289)	(5,999,998)	5,995,442	179	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	(788,827,899)	(7,157,148,584)	543,335,671	(401,759,102)	(141,577,973)	(601,159,771)

Net increase (decrease) in net assets	(788,733,410)	(7,157,014,455)	543,340,372	(401,752,397)	(141,583,559)	(601,189,848)

Net assets:
Beginning of period	7,805,985,014	14,962,999,469	238,510,076	640,262,473	992,886,682	1,594,076,530

End of period*	$7,017,251,604	$7,805,985,014	$781,850,448	$238,510,076	$851,303,123	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$531,430	$531,436	$55,681	$55,680	$(7)	$(3)

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is

51        Short-Term Investments Trust

not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 Million	Next $250 Million	Over $500 Million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

52        Short-Term Investments Trust

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,048,720

STIC Prime Portfolio	849,038

Treasury Portfolio	2,315,896

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	289,178

Tax-Free Cash Reserve Portfolio	187,135

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$374,507	$196,051	$—	$403,734	$31,310	$—

STIC Prime Portfolio	264,593	204,614	—	28,553	22,505	—

Treasury Portfolio	1,056,574	459,277	1,050,098	296,100	221,829	65,977

Government & Agency Portfolio	635,033	37,205	100,152	480,050	124,751	—

Government TaxAdvantage Portfolio	35,347	19,122	3,433	4,498	8,356	—

Tax-Free Cash Reserve Portfolio	92,395	13,228	15,117	56,686	18,120	4

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

53        Short-Term Investments Trust

  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$601,949	$104,224	$241,786	$75,421	N/A	N/A

STIC Prime Portfolio	297,865	95,716	49,972	4,969	$24,118	N/A

Treasury Portfolio	779,236	176,535	421,539	45,604	68,785	N/A

Government & Agency Portfolio	535,861	15,287	104,359	77,794	51,438	N/A

Government TaxAdvantage Portfolio	39,968	7,309	1,293	695	2,538	N/A

Tax-Free Cash Reserve Portfolio	121,790	5,401	14,182	9,105	7,308	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$22,483,419,590	$—	$22,483,419,590

STIC Prime Portfolio	—	3,146,692,860	—	3,146,692,860

Treasury Portfolio	—	14,135,223,287	—	14,135,223,287

Government & Agency Portfolio	—	7,018,044,419	—	7,018,044,419

Government TaxAdvantage Portfolio	—	782,048,720	—	782,048,720

Tax-Free Cash Reserve Portfolio	—	853,289,292	—	853,289,292

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or

54        Short-Term Investments Trust

portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Liquid Assets Portfolio	$487,529,725	$602,594,806	$—

STIC Prime Portfolio	—	—	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	513,336,603	565,583,926	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2011, the Funds in aggregate paid legal fees of $46,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	58,264,638,720	$58,264,638,720	111,348,098,381	$111,348,098,381

Private Class	1,229,707,616	1,229,707,616	4,634,492,979	4,634,492,979

Personal Class	342,132,111	342,132,111	763,013,240	763,013,240

Cash Management Class	8,231,565,595	8,231,565,595	18,149,320,369	18,149,320,369

Reserve Class	342,049,743	342,049,743	912,834,784	912,834,784

Resource Class	860,171,179	860,171,179	2,401,346,017	2,401,346,017

Corporate Class	9,828,616,568	9,828,616,568	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	6,777,658	6,777,658	11,793,605	11,793,605

Private Class	20,777	20,777	89,801	89,801

Personal Class	8,525	8,525	31,410	31,410

Cash Management Class	895,540	895,540	1,929,450	1,929,450

Reserve Class	11,694	11,694	29,589	29,589

Resource Class	30,167	30,167	178,336	178,336

Corporate Class	940,142	940,142	2,178,748	2,178,748

Reacquired:
Institutional Class	(57,205,438,250)	(57,205,438,250)	(115,307,148,083)	(115,307,148,083)

Private Class	(1,472,254,491)	(1,472,254,491)	(4,673,876,239)	(4,673,876,239)

Personal Class	(351,018,630)	(351,018,630)	(797,229,944)	(797,229,944)

Cash Management	(8,800,443,458)	(8,800,443,458)	(18,718,295,396)	(18,718,295,396)

Reserve Class	(321,552,104)	(321,552,104)	(876,910,723)	(876,910,723)

Resource Class	(905,215,298)	(905,215,298)	(2,940,445,930)	(2,940,445,930)

Corporate Class	(11,371,231,399)	(11,371,231,399)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(1,319,587,595)	$(1,319,587,595)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,258,903,926	$4,258,903,926	8,137,414,192	$8,137,414,192

Private Class	1,047,075,469	1,047,075,469	2,038,753,570	2,038,753,570

Personal Class	1,021,703,706	1,021,703,706	2,113,012,972	2,113,012,972

Cash Management Class	1,174,096,597	1,174,096,597	3,237,866,716	3,237,866,716

Reserve Class	41,111,877	41,111,877	73,594,339	73,594,339

Resource Class	231,383,084	231,383,084	1,363,725,171	1,363,725,171

Corporate Class	535,393,025	535,393,025	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	485,725	485,725	1,065,471	1,065,471

Private Class	17,254	17,254	55,617	55,617

Personal Class	8,228	8,228	39,874	39,874

Cash Management Class	75,368	75,368	191,335	191,335

Reserve Class	291	291	929	929

Resource Class	3,567	3,567	36,766	36,766

Corporate Class	122,179	122,179	190,166	190,166

Reacquired:
Institutional Class	(4,116,264,421)	(4,116,264,421)	(8,859,293,918)	(8,859,293,918)

Private Class	(1,098,258,901)	(1,098,258,901)	(2,161,804,841)	(2,161,804,841)

Personal Class	(1,027,811,844)	(1,027,811,844)	(2,205,482,100)	(2,205,482,100)

Cash Management	(1,163,474,754)	(1,163,474,754)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(38,962,611)	(38,962,611)	(74,901,842)	(74,901,842)

Resource Class	(292,850,298)	(292,850,298)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(556,717,191)	(556,717,191)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	16,040,276	$16,040,276	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	12,018,371,071	$12,018,371,071	26,015,348,319	$26,015,348,319

Private Class	2,734,447,849	2,734,447,849	5,254,723,019	5,254,723,019

Personal Class	806,799,270	806,799,270	1,412,595,956	1,412,595,956

Cash Management Class	15,866,113,247	15,866,113,247	46,154,326,471	46,154,326,471

Reserve Class	279,068,471	279,068,471	483,165,598	483,165,598

Resource Class	583,360,020	583,360,020	1,752,498,428	1,752,498,428

Corporate Class	8,389,623,153	8,389,623,153	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	374,117	374,117	747,041	747,041

Private Class	17,549	17,549	75,219	75,219

Personal Class	16,885	16,885	53,754	53,754

Cash Management Class	69,002	69,002	378,147	378,147

Reserve Class	5,073	5,073	13,500	13,500

Resource Class	23,528	23,528	86,444	86,444

Corporate Class	102,266	102,266	362,782	362,782

Reacquired:
Institutional Class	(11,753,124,159)	(11,753,124,159)	(26,367,965,145)	(26,367,965,145)

Private Class	(2,645,946,508)	(2,645,946,508)	(6,738,411,682)	(6,738,411,682)

Personal Class	(773,595,491)	(773,595,491)	(1,450,949,162)	(1,450,949,162)

Cash Management	(15,023,807,330)	(15,023,807,330)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(230,748,859)	(230,748,859)	(461,165,132)	(461,165,132)

Resource Class	(719,564,596)	(719,564,596)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(8,180,884,334)	(8,180,884,334)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	1,350,720,224	$1,350,720,224	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	32,217,041,199	$32,217,041,199	67,756,450,341	$67,756,450,341

Private Class	1,422,268,550	1,422,268,550	2,696,887,600	2,696,887,600

Personal Class	32,706,294	32,706,294	92,389,908	92,389,908

Cash Management Class	2,304,420,751	2,304,420,751	7,083,908,025	7,083,908,025

Reserve Class	216,734,115	216,734,115	422,419,004	422,419,004

Resource Class	986,348,654	986,348,654	2,822,954,303	2,822,954,303

Corporate Class	3,906,327,512	3,906,327,512	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,005,544	1,005,544	4,390,052	4,390,052

Private Class	12,628	12,628	79,517	79,517

Personal Class	163	163	773	773

Cash Management Class	97,250	97,250	626,149	626,149

Reserve Class	942	942	24,160	24,160

Resource Class	19,966	19,966	79,024	79,024

Corporate Class	156,196	156,196	560,152	560,152

Reacquired:
Institutional Class	(32,551,428,511)	(32,551,428,511)	(73,032,750,540)	(73,032,750,540)

Private Class	(1,551,134,659)	(1,551,134,659)	(2,920,231,827)	(2,920,231,827)

Personal Class	(32,353,872)	(32,353,872)	(96,160,577)	(96,160,577)

Cash Management	(2,245,325,864)	(2,245,325,864)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(313,184,028)	(313,184,028)	(377,991,972)	(377,991,972)

Resource Class	(978,411,956)	(978,411,956)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(4,204,128,773)	(4,204,128,773)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	(788,827,899)	$(788,827,899)	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,256,656,843	$1,256,656,843	1,874,494,393	$1,874,494,393

Private Class	128,246,931	128,246,931	285,652,489	285,652,489

Personal Class	81,898,215	81,898,215	48,028,492	48,028,492

Cash Management Class	12,100,418	12,100,418	15,573,413	15,573,413

Reserve Class	805,931	805,931	31,391,659	31,391,659

Resource Class	9,370,014	9,370,014	63,939,100	63,939,100

Corporate Class	—	—	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	63,828	63,828	171,437	171,437

Private Class	1,715	1,715	5,708	5,708

Cash Management Class	1,156	1,156	5,252	5,252

Reserve Class	105	105	201	201

Resource Class	952	952	2,720	2,720

Corporate Class	65	65	66	66

Reacquired:
Institutional Class	(717,909,566)	(717,909,566)	(2,234,958,372)	(2,234,958,372)

Private Class	(125,132,819)	(125,132,819)	(300,158,687)	(300,158,687)

Personal Class	(82,841,318)	(82,841,318)	(53,551,656)	(53,551,656)

Cash Management	(4,801,424)	(4,801,424)	(31,499,705)	(31,499,705)

Reserve Class	(717,532)	(717,532)	(36,295,591)	(36,295,591)

Resource Class	(8,407,780)	(8,407,780)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	543,335,671	$543,335,671	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	854,624,923	$854,624,924	2,381,530,077	$2,381,530,077

Private Class	91,446,147	91,446,147	242,313,052	242,313,052

Personal Class	4,795,050	4,795,050	13,124,110	13,124,110

Cash Management Class	402,151,966	402,151,965	1,434,961,472	1,434,961,472

Reserve Class	4,163,220	4,163,220	15,733,372	15,733,372

Resource Class	7,140,754,392	7,140,754,392	115,599,863	115,599,863

Corporate Class	30,000,000	30,000,000	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	46,332	46,332	110,090	110,090

Private Class	8,043	8,043	38,670	38,670

Personal Class	158	158	478	478

Cash Management Class	12,608	12,608	52,512	52,512

Reserve Class	1,444	1,444	4,562	4,562

Resource Class	3,048	3,048	24,091	24,091

Corporate Class	179	179	7,818	7,818

Reacquired:
Institutional Class	(954,217,820)	(954,217,820)	(2,531,922,612)	(2,531,922,612)

Private Class	(117,161,521)	(117,161,521)	(329,824,342)	(329,824,342)

Personal Class	(7,892,225)	(7,892,225)	(13,024,458)	(13,024,458)

Cash Management	(401,727,781)	(401,727,781)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(5,615,713)	(5,615,713)	(15,826,436)	(15,826,436)

Resource Class	(7,152,970,424)	(7,152,970,423)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(141,577,974)	$(141,577,973)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Institutional Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.10%	$17,383,124	0.14	%(c)	0.18	%(c)	0.19	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.80	24,567,534	0.12		0.17		3.64
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.37	18,081,351	0.12		0.18		5.25
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.57	15,058,664	0.12		0.18		4.50

STIC Prime Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.07	1,996,034	0.14	(c)	0.20	(c)	0.14	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.63	5,304,800	0.12		0.18		3.46
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.38	3,479,266	0.12		0.19		5.25
Year ended 08/31/06	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.59	4,723,582	0.12		0.19		4.53

Treasury Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,796,219	0.14	(c)	0.18	(c)	0.05	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.93	4,639,164	0.12		0.18		2.66
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.17	3,306,283	0.12		0.19		5.03
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.37	2,101,790	0.12		0.20		4.27

Government & Agency Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	4,209,689	0.14	(c)	0.14	(c)	0.08	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.42	1,971,451	0.12		0.14		3.28
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.31	1,328,964	0.12		0.15		5.18
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.49	1,812,271	0.12		0.16		4.45

Government TaxAdvantage Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	714,485	0.13	(c)	0.28	(c)	0.05	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.28	226,983	0.12		0.24		3.30
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.21	321,456	0.12		0.30		5.08
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.41	80,104	0.12		0.37		4.31

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	579,537	0.25	(c)	0.29	(c)	0.08	(c)
Year ended 08/31/10	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.72	1,765,515	0.22	(d)	0.25	(d)	1.76	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.28	3,256,572	0.22		0.25		3.23
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.41	2,870,218	0.22		0.25		3.36
Year ended 03/31/06	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.53	1,892,111	0.22		0.27		2.49

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,304,933, $1,840,145, $4,507,946, $4,095,729, $330,545 and $619,500 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Institutional	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,001.00	$0.69	$1,024.10	$0.70	0.14%

STIC Prime Portfolio	1,000.00	1,000.70	0.69	1,024.10	0.70	0.14

Treasury Portfolio	1,000.00	1,000.20	0.69	1,024.10	0.70	0.14

Government & Agency Portfolio	1,000.00	1,000.40	0.60	1,024.20	0.60	0.12

Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.64	1,024.15	0.65	0.13

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.40	1.24	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-1	Invesco Distributors, Inc.

Personal Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
46	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/11
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	28 - 42 days	33 days	59 days	$102.5 million

STIC Prime	10 - 26 days	15 days	15 days	82.8 million

Treasury	31 - 54 days	36 days	36 days	206.6 million

Government & Agency	31 - 52 days	36 days	62 days	14.3 million

Government TaxAdvantage	21 - 52 days	26 days	41 days	5.6 million

Tax-Free Cash Reserve	19 - 33 days	25 days	25 days	4.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.
2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3 Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–35.51%
Bank of Nova Scotia	0.26%	03/09/11	$150,000	$150,000,000

Bank of Nova Scotia	0.27%	04/07/11	150,000	150,000,000

Bank of Nova Scotia	0.27%	05/11/11	100,000	100,000,000

Bank of Nova Scotia(a)	0.28%	08/02/11	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	07/21/11	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	08/05/11	150,000	150,000,000

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

Barclays Bank PLC(a)	0.65%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.33%	04/13/11	100,000	100,000,000

BNP Paribas(a)	0.37%	06/09/11	200,000	200,000,000

BNP Paribas(a)	0.45%	10/14/11	400,000	400,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

Caisse de Depots et Consignations (United Kingdom)(b)	0.33%	05/05/11	200,000	199,880,932

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/08/11	150,000	149,988,345

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/10/11	250,000	249,975,025

Commonwealth Bank of Australia	0.28%	05/09/11	150,000	150,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Agricole Corporate & Investment Bank	0.42%	05/20/11	150,000	150,000,000

Credit Suisse	0.30%	04/14/11	159,100	159,109,668

Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	05/10/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	04/26/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.28%	03/11/11	98,000	98,000,948

National Australia Bank Ltd. (United Kingdom)(b)	0.30%	03/07/11	200,000	200,000,167

National Australia Bank Ltd. (United Kingdom)(b)	0.36%	08/11/11	100,000	100,002,259

Nordea Bank Finland PLC	0.28%	03/14/11	150,000	150,000,000

Nordea Bank Finland PLC	0.28%	04/07/11	200,000	200,000,000

Nordea Bank Finland PLC (United Kingdom)(b)	0.39%	06/03/11	150,000	149,845,600

Rabobank Nederland(a)	0.32%	10/12/11	100,000	100,000,000

Rabobank Nederland(a)	0.33%	08/08/11	150,000	150,000,000

Rabobank Nederland(a)	0.34%	01/10/12	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Rabobank Nederland (United Kingdom)(b)	0.32%	03/21/11	150,000	149,972,939

Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000

Royal Bank of Canada(a)	0.31%	02/16/12	150,000	150,000,000

Royal Bank of Canada(a)	0.33%	08/05/11	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Royal Bank of Canada	0.33%	08/15/11	$155,000	$155,000,000

Royal Bank of Canada(a)	0.33%	10/12/11	175,000	175,000,000

Royal Bank of Canada(a)	0.37%	08/12/11	100,000	100,000,000

Societe Generale(a)	0.36%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.28%	04/05/11	200,000	200,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,001,630

Svenska Handelsbanken A.B.	0.31%	04/04/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.31%	05/04/11	100,000	100,002,664

Toronto-Dominion Bank	0.30%	05/11/11	100,000	100,000,000

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Toronto-Dominion Bank(a)	0.34%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.25%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $7,986,780,177)				7,986,780,177

Commercial Paper–30.90%(c)
Asset-Backed Securities–Commercial Loans/Leases–1.78%
Atlantis One Funding Corp.(b)(d)	0.30%	05/13/11	150,000	149,908,750

Atlantis One Funding Corp.(b)(d)	0.30%	06/07/11	150,000	149,877,500

Atlantis One Funding Corp.(b)(d)	0.32%	05/16/11	100,000	99,932,444

				399,718,694

Asset-Backed Securities–Consumer Receivables–7.16%
Amsterdam Funding Corp.(d)	0.25%	03/25/11	100,000	99,983,333

Amsterdam Funding Corp.(d)	0.25%	04/05/11	150,000	149,963,542

Amsterdam Funding Corp.(d)	0.25%	04/13/11	100,000	99,970,139

Old Line Funding LLC(d)	0.26%	05/20/11	100,000	99,942,222

Old Line Funding LLC(d)	0.27%	04/08/11	100,093	100,064,473

Old Line Funding LLC(d)	0.27%	04/12/11	63,939	63,918,859

Sheffield Receivables Corp.(d)	0.27%	04/06/11	100,000	99,973,000

Sheffield Receivables Corp.(d)	0.27%	05/04/11	50,000	49,976,000

Sheffield Receivables Corp.(d)	0.27%	05/10/11	65,500	65,465,612

Sheffield Receivables Corp.(d)	0.28%	04/14/11	65,000	64,977,756

Sheffield Receivables Corp.(d)	0.28%	04/15/11	65,000	64,977,250

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.24%	03/09/11	273,611	273,596,407

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	03/04/11	100,000	99,997,917

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	04/12/11	108,114	108,082,467

Thunder Bay Funding, LLC(d)	0.27%	03/03/11	84,271	84,269,736

Thunder Bay Funding, LLC(d)	0.27%	03/07/11	84,719	84,715,188

				1,609,873,901

Asset-Backed Securities–Fully Supported Bank–2.71%
Crown Point Capital Co., LLC–Series A (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.37%	03/04/11	100,000	99,996,917

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	04/18/11	102,000	101,963,280

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.27%	03/21/11	40,000	39,994,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	03/04/11	$167,000	$166,995,825

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/11/11	100,000	99,965,833

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/15/11	100,000	99,962,500

				608,878,355

Asset-Backed Securities–Multi-Purpose–2.78%
Chariot Funding LLC/Ltd.(d)	0.26%	03/07/11	100,000	99,995,667

Mont Blanc Capital Corp.(b)(d)	0.24%	03/14/11	100,000	99,991,333

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/05/11	100,000	99,972,778

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/28/11	50,000	49,977,444

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	05/11/11	50,000	49,972,389

Nieuw Amsterdam Receivables Corp.(b)(d)	0.39%	06/01/11	75,000	74,925,250

Regency Markets No. 1, LLC(b)(d)	0.25%	03/15/11	150,000	149,985,417

				624,820,278

Asset-Backed Securities–Securities–0.93%
Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/04/11	110,000	109,997,617

Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/07/11	100,000	99,995,666

				209,993,283

Asset-Backed Securities–Trade Receivables–0.24%
Victory Receivables Corp.(d)	0.25%	03/18/11	55,000	54,993,507

Diversified Banks–6.84%
BNZ International Funding Ltd.(b)(d)	0.29%	05/06/11	149,000	148,920,782

Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

ING (U.S.) Funding LLC(b)	0.23%	03/03/11	200,000	199,997,445

Royal Bank of Scotland PLC(b)	0.26%	03/01/11	299,000	299,000,000

Societe Generale North America, Inc.(b)	0.24%	03/01/11	445,000	445,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	120,000	119,962,800

Societe Generale North America, Inc.(b)	0.38%	05/02/11	225,000	224,852,750

				1,537,728,221

Internet Software & Services–0.33%
Google Inc.(d)	0.40%	09/16/11	75,000	74,834,167

Life & Health Insurance–2.27%
MetLife Short Term Funding LLC(d)	0.23%	03/16/11	184,611	184,593,308

MetLife Short Term Funding LLC(d)	0.23%	03/17/11	100,000	99,989,778

MetLife Short Term Funding LLC(d)	0.23%	03/21/11	25,000	24,996,806

MetLife Short Term Funding LLC(d)	0.23%	03/24/11	200,000	199,970,611

				509,550,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Multi-Sector Holdings–1.55%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.27%	04/07/11	$150,000	$149,958,375

Kreditanstalt fuer Wiederaufbau(b)(d)	0.30%	08/15/11	100,000	99,860,833

Kreditanstalt fuer Wiederaufbau(b)(d)	0.33%	07/08/11	100,000	99,881,750

				349,700,958

Municipal Commercial Paper–0.19%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	03/03/11	11,268	11,268,000

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	31,063	31,063,000

				42,331,000

Regional Banks–4.12%
ASB Finance Ltd.(b)(d)	0.27%	05/04/11	100,000	99,952,000

ASB Finance Ltd.(b)(d)	0.30%	03/24/11	100,000	99,980,833

Australia & New Zealand Banking Group Ltd.(d)	0.29%	04/04/11	100,000	99,972,611

Commonwealth Bank of Australia(b)(d)	0.26%	05/16/11	100,000	99,945,111

Commonwealth Bank of Australia(b)(d)	0.27%	05/02/11	124,000	123,942,340

Svenska Handelsbanken, Inc.–Series S(b)	0.29%	05/24/11	154,000	153,895,794

Westpac Banking Corp.(a)(d)	0.31%	11/07/11	150,000	150,000,000

Westpac Banking Corp.(b)(d)	0.33%	08/15/11	100,000	99,846,917

				927,535,606

Total Commercial Paper (Cost $6,949,958,473)				6,949,958,473

Variable Rate Demand Notes–17.88%(a)(f)
Credit Enhanced–17.50%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	1,020	1,020,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	10/01/35	17,450	17,450,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.21%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.25%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(e)	0.27%	12/15/18	7,400	7,400,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.20%	07/01/34	21,930	21,930,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	8,200	8,200,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/33	19,125	19,125,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,350	3,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/14	$4,550	$4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.25%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	900	900,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	34,385	34,385,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/35	9,050	9,050,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/21	12,385	12,385,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.30%	07/01/38	2,000	2,000,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.26%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.28%	06/01/35	15,000	15,000,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/33	3,175	3,175,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	21,400	21,400,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.21%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.18%	01/01/37	18,000	18,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/20	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/24	$14,510	$14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/36	2,500	2,500,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.28%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/16	2,100	2,100,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	1,000	1,000,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/30	30,075	30,075,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/36	7,350	7,350,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.25%	06/15/25	7,540	7,540,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	01/01/26	15,500	15,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	$5,060	$5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	28,970	28,970,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.28%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(e)	0.33%	01/01/29	14,802	14,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(e)	0.23%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/20	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.25%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	3,780	3,780,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.23%	12/01/21	18,500	18,500,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,210	1,210,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.28%	03/01/21	23,500	23,500,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.26%	01/01/18	830	830,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	$10,000	$10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.29%	06/15/25	1,900	1,900,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/19	4,960	4,960,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.25%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.38%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.25%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.22%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.25%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/14	4,045	4,045,000

Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.25%	06/15/31	69,890	69,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.26%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC– Harris N.A.)(d)(e)	0.30%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.26%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	7,200	7,200,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.27%	09/01/24	1,400	1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	1,600	1,600,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.34%	05/01/14	250	250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/29	$3,300	$3,300,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.28%	06/01/17	2,845	2,845,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.28%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.20%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.30%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.27%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(e)	0.45%	07/01/41	5,000	5,000,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.28%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.26%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.31%	05/01/42	2,590	2,590,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.23%	01/01/35	$7,600	$7,600,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/32	9,350	9,350,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.27%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.22%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(e)	0.25%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	7,830	7,830,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.30%	12/01/34	700	700,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(e)	0.33%	09/01/39	730	730,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/33	7,500	7,500,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	06/15/26	9,390	9,390,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/31	12,875	12,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.25%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	03/01/38	8,575	8,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/14	5,035	5,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	$4,480	$4,480,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(e)	0.35%	01/01/33	800	800,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/32	53,840	53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.22%	10/01/38	6,675	6,675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.26%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	03/01/15	1,135	1,135,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/46	5,300	5,300,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/36	22,840	22,840,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/44	5,208	5,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	35,865	35,865,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/40	665	665,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	$20,200	$20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.26%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	01/01/25	3,690	3,690,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/33	14,200	14,200,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(e)	0.25%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.23%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.26%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(d)(e)	0.32%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	3,410	3,410,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/25	9,350	9,350,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.26%	09/01/37	1,320	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.21%	09/15/26	$13,800	$13,800,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(e)	0.29%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.23%	11/01/36	3,125	3,125,000

New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/32	6,000	6,000,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/36	1,940	1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(e)	0.29%	06/01/38	5,595	5,595,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,030	9,030,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/39	41,100	41,100,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/17	9,055	9,055,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	8,075	8,075,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.24%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	12/01/27	12,050	12,050,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.39%	12/01/27	255	255,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	8,875	8,875,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.30%	09/01/36	$860	$860,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.45%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	08/01/34	70,000	70,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.25%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	1,740	1,740,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/29	15,505	15,505,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.28%	10/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.31%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(e)	0.25%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	53,175	53,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	9,965	9,965,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/01/27	11,020	11,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.26%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(e)	0.39%	07/01/40	$690	$690,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,900	3,900,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC–U.S. Bank, N.A.)(d)(e)	0.35%	03/01/16	3,590	3,590,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.24%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/36	6,630	6,630,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.25%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/32	35,090	35,090,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.33%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.24%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.25%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.27%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.29%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	11,500	11,500,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.36%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.25%	06/01/38	8,100	8,100,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(e)	0.24%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.28%	05/01/42	6,845	6,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.23%	07/01/33	$18,635	$18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.27%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.29%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.41%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.23%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/30	20,700	20,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.25%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.26%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.25%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	04/01/22	7,770	7,770,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(e)	0.25%	12/01/42	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/24	$7,715	$7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/35	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	08/01/30	6,000	6,000,000

				3,935,995,000

Other Variable Rate Demand Notes–0.38%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	7,640	7,640,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.19%	12/01/30	2,900	2,900,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.20%	12/01/30	50,000	50,000,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				84,205,000

Total Variable Rate Demand Notes (Cost $4,020,200,000)				4,020,200,000

Time Deposits–6.44%
Barclays Bank PLC (Cayman Islands)(b)	0.13%	03/01/11	450,000	450,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(b)	0.13%	03/01/11	235,000	235,000,000

Chase Bank U.S.A., N.A. (Cayman Islands)(b)	0.13%	03/01/11	64,090	64,089,683

Credit Suisse First Boston (Cayman Islands)(b)	0.14%	03/01/11	700,000	700,000,000

Total Time Deposits (Cost $1,449,089,683)				1,449,089,683

Medium-Term Notes–5.36%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. Medium-Term Notes(a)(b)(d)	1.00%	09/23/11	140,000	140,521,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

European Investment Bank,
Global Bonds(b)	2.63%	05/16/11	$75,000	$75,300,917

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	35,460,802

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.31%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes (United Kingdom)(b)	3.75%	03/09/11	8,500	8,505,583

Sr. Unsec. Gtd. Global Bonds(b)	3.75%	06/27/11	100,000	100,990,625

Lloyds TSB Bank PLC Sr. Unsec. Gtd. Medium-Term Euro Notes(a)(b)	0.95%	12/02/11	105,000	105,498,475

Rabobank Nederland
Sr. Unsec. Notes(a)(b)(d)	0.38%	03/16/12	50,000	50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.51%	08/05/11	65,000	65,056,770

Sr. Unsec. Notes(a)(b)(d)	2.05%	04/07/11	150,000	150,000,000

Royal Bank of Canada Sr. Unsec. Notes(a)(b)(d)	0.30%	04/02/12	200,000	200,000,000

Westpac Banking Corp. Sr. Unsec. Deposit Notes(a)(b)(d)	0.30%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,206,334,461)				1,206,334,461

Call Deposits–1.11%
Alliance & Leicester PLC(a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–97.20% (Cost $21,862,362,794)				21,862,362,794

			Repurchase
			Amount
Repurchase Agreements–2.76%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	311,940,392	311,938,746

Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	309,119,596	309,118,050

Total Repurchase Agreements (Cost $621,056,796)				621,056,796

TOTAL INVESTMENTS(i)(j)–99.96% (Cost $22,483,419,590)				22,483,419,590

OTHER ASSETS LESS LIABILITIES–0.04%				8,059,284

NET ASSETS–100.00%				$22,491,478,874

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; Cayman Islands: 6.4%; Netherlands: 5.6%; other countries less than 5% each: 14.8%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $6,246,579,299, which represented 27.77% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	46.9%

8-30	15.6

31-60	13.3

61-90	13.8

91-180	9.2

181+	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–62.62%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.77%
Atlantis One Funding Corp.(b)(c)	0.25%	04/11/11	$50,000	$49,985,764

Atlantis One Funding Corp.(b)(c)	0.26%	03/11/11	100,000	99,992,778

				149,978,542

Asset-Backed Securities–Consumer Receivables–5.72%
Bryant Park Funding LLC(c)	0.24%	03/09/11	100,000	99,994,667

Salisbury Receivables Co. LLC(c)	0.24%	04/05/11	50,000	49,988,333

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/12/11	30,000	29,991,250

				179,974,250

Asset-Backed Securities–Fully Supported Bank–18.06%
Concord Minutemen Capital Co., LLC Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	110,000	109,964,953

Crown Point Capital Co., LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	03/25/11	85,000	84,980,167

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	04/15/11	95,000	94,964,375

Lexington Parker Capital Co. LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/10/11	100,000	99,990,750

Liberty Street Funding LLC, (CEP–Bank of Nova Scotia)(b)(c)	0.23%	03/09/11	50,000	49,997,445

LMA Americas LLC, (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	0.29%	03/15/11	65,000	64,992,669

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.24%	04/18/11	13,400	13,395,712

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	04/14/11	50,000	49,984,111

				568,270,182

Asset-Backed Securities–Multi-Purpose–7.39%
Atlantic Asset Securitization LLC(c)	0.22%	03/23/11	75,000	74,989,916

Atlantic Asset Securitization LLC(c)	0.24%	03/01/11	35,000	35,000,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/07/11	75,000	74,997,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/08/11	47,662	47,659,776

				232,646,692

Asset-Backed Securities–Securities–7.62%
Aspen Funding Corp.(c)	0.26%	03/21/11	40,000	39,994,222

Newport Funding Corp.(c)	0.26%	03/24/11	50,000	49,991,695

Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/21/11	150,000	149,978,333

				239,964,250

Asset-Backed Securities–Trade Receivables–1.27%
Victory Receivables Corp.(c)	0.26%	03/30/11	39,982	39,973,626

Diversified Banks–15.38%
Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

Credit Agricole CIB North America, Inc.(b)	0.30%	03/01/11	34,000	34,000,000

ING (US) Funding LLC(b)	0.23%	03/02/11	100,000	99,999,361

Royal Bank of Scotland PLC(b)(c)	0.26%	03/01/11	125,000	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.(b)	0.24%	03/01/11	$45,000	$45,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	80,000	79,975,200

				483,969,005

Life & Health Insurance–2.41%
MetLife Short Term Funding LLC(c)	0.23%	03/29/11	75,873	75,859,427

Total Commercial Paper (Cost $1,970,635,974)				1,970,635,974

Variable Rate Demand Notes–18.66%(d)
Credit Enhanced–18.53%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.27%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	7,725	7,725,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/37	7,000	7,000,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/28	6,260	6,260,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.24%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.23%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(e)	0.45%	07/01/41	8,000	8,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	2,400	2,400,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	06/01/37	15,221	15,221,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	6,195	6,195,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.25%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.30%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/35	5,875	5,875,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	43,265	43,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.26%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.25%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/38	6,995	6,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/23	$6,850	$6,850,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.29%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	20,750	20,750,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/24	5,235	5,235,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.28%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/27	100	100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	5,600	5,600,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(e)	0.44%	10/01/21	4,390	4,390,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/30	4,500	4,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.27%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	6,380	6,380,000

				583,361,000

Other Variable Rate Demand Notes–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.17%	12/01/30	4,000	4,000,000

Total Variable Rate Demand Notes (Cost $587,361,000)				587,361,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–7.31%
Bank of Montreal	0.19%	03/14/11	$75,000	$75,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	55,000	55,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.31%	04/01/11	100,000	100,000,000

Total Certificates of Deposit (Cost $230,000,000)				230,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.59% (Cost $2,787,996,974)				2,787,996,974

			Repurchase
			Amount
Repurchase Agreements–11.40%(f)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	68,696,249	68,695,886

BNP Paribas, Joint agreement dated 02/28/11, aggregate maturing value $592,005,920 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $607,597,635; 0%-6.54%, 01/12/12-06/25/43)	0.36%	03/01/11	150,001,500	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $1,000,007,778 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-10.00%, 03/09/11-03/14/51)	0.28%	03/01/11	140,001,089	140,000,000

Total Repurchase Agreements (Cost $358,695,886)				358,695,886

TOTAL INVESTMENTS(g)(h)–99.99% (Cost $3,146,692,860)				3,146,692,860

OTHER ASSETS LESS LIABILITIES–0.01%				375,046

NET ASSETS–100.00%				$3,147,067,906

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdoms: 25.5%; France: 11.9%; Netherlands: 11.8%; Canada: 5.1%; other countries less than 5% each: 0.6%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,627,721,969, which represented 51.72% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	9.4%

Bank Tokyo-MITS	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	45.0%

8-30	36.7

31-60	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.86%
U.S. Treasury Bills–34.86%(a)
U.S. Treasury Bills	0.18%	03/03/11	$250,000	$249,997,500

U.S. Treasury Bills	0.19%	04/07/11	435,000	434,916,159

U.S. Treasury Bills	0.15%	04/14/11	240,000	239,956,000

U.S. Treasury Bills	0.17%	04/14/11	250,000	249,948,819

U.S. Treasury Bills	0.12%	04/15/11	500,000	499,923,750

U.S. Treasury Bills	0.17%	04/21/11	200,000	199,950,417

U.S. Treasury Bills	0.17%	05/05/11	120,000	119,962,733

U.S. Treasury Bills	0.18%	05/05/11	150,000	149,952,604

U.S. Treasury Bills	0.16%	05/12/11	400,000	399,870,600

U.S. Treasury Bills	0.19%	05/12/11	125,000	124,952,500

U.S. Treasury Bills	0.19%	05/19/11	300,000	299,875,575

U.S. Treasury Bills	0.17%	05/26/11	200,000	199,917,345

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,843,111

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,865,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,902,088

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,887,189

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,823,757

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,856,444

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,846,600

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,748,214

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,640,733

Total U.S. Treasury Securities (Cost $4,927,637,138)				4,927,637,138

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.86% (Cost $4,927,637,138)				4,927,637,138

			Repurchase
			Amount
Repurchase Agreements–65.15%(b)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	477,588,537	477,586,149

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value of $1,420,006,706 (collateralized by U.S. Treasury obligations valued at $1,448,400,037; 0%-8.75%, 03/03/11-02/15/41)	0.17%	03/01/11	1,420,006,706	1,420,000,000

BNP Paribas Securities Corp., Agreement dated 02/28/11, maturing value $670,003,164 (collateralized by U.S. Treasury obligations valued at $683,400,004; 0.50%-4.75%, 12/31/11-08/15/17)	0.17%	03/01/11	670,003,164	670,000,000

BNP Paribas Securities Corp., Term agreement dated 01/13/11, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,039; 4.50%-7.25%, 08/15/22-05/15/38)(c)	0.17%	04/13/11	500,212,500	500,000,000

BNP Paribas Securities Corp., Term agreement dated 01/20/11, maturing value $500,225,000 (collateralized by U.S. Treasury obligations valued at $510,000,007; 5.50%-8.13%, 05/15/21-08/15/29)(c)	0.18%	04/20/11	500,225,000	500,000,000

CIBC World Markets Corp., Agreement dated 02/28/11, maturing value of $100,000,472 (collateralized by U.S. Treasury obligations valued at $102,003,858; 0.50%-4.75%, 10/31/11-02/15/41)	0.17%	03/01/11	100,000,472	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	180,000,900	180,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Term agreement dated 01/18/11, maturing value of $500,237,500 (collateralized by U.S. Treasury obligations valued at $510,002,399; 0%, 05/15/11-02/15/41)(c)	0.19%	04/18/11	$500,237,500	$500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/28/11, maturing value of $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,030; 0%-6.13%, 03/24/11-11/15/27)	0.17%	03/01/11	1,000,004,722	1,000,000,000

Goldman, Sachs & Co., Agreement dated 02/28/11, maturing value $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,041; 0%-10.63%, 03/31/11-02/15/31)	0.10%	03/01/11	500,001,389	500,000,000

HSBC Securities (USA) Inc., Agreement dated 02/28/11, maturing value $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,002,954; 0.50%-7.25%, 04/15/11-05/15/39)	0.17%	03/01/11	1,000,004,722	1,000,000,000

JPMorgan Securities Inc., Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. a Treasury obligation valued at $255,001,768; 0.63%, 02/28/13)	0.15%	03/01/11	250,001,042	250,000,000

Merrill Lynch Government Securities, Inc., Agreement dated 02/28/11, maturing value $170,000,803 (collateralized by U.S. Treasury obligations valued at $173,400,041; 1.00%-1.13%, 07/31/11-01/15/12)	0.17%	03/01/11	170,000,803	170,000,000

Morgan Stanley, Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,028; 1.75%-2.13%, 01/15/26-02/15/41)	0.15%	03/01/11	250,001,042	250,000,000

RBC Capital Markets Corp., Agreement dated 02/28/11, maturing value $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,091; 0.63%-1.88%, 02/28/13-09/30/17)	0.17%	03/01/11	250,001,181	250,000,000

RBS Securities Inc., Agreement dated 02/28/11, maturing value $500,002,361 (collateralized by U.S. Treasury obligations valued at $510,003,640; 0.38%-7.63%, 09/30/12-02/15/26)	0.17%	03/01/11	500,002,361	500,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	690,003,259	690,000,000

Wells Fargo Securities, LLC, Agreement dated 02/28/11, maturing value $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,008; 0.38%-4.75%, 04/30/12-02/15/40)	0.18%	03/01/11	250,001,250	250,000,000

Total Repurchase Agreements (Cost $9,207,586,149)				9,207,586,149

TOTAL INVESTMENTS(d)–100.01% (Cost $14,135,223,287)				14,135,223,287

OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,473,253)

NET ASSETS–100.00%				$14,133,750,034

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Treasury Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	63.4%

31-60	15.0

61-90	9.2

91-180	10.0

181+	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.38%
Federal Farm Credit Bank (FFCB)–4.13%
Bonds(a)	0.20%	04/14/11	$60,000	$59,998,531

Bonds(a)	0.23%	08/22/11	40,000	40,000,000

Bonds(a)	0.20%	09/20/11	40,000	39,997,749

Bonds(a)	0.19%	12/16/11	75,000	74,998,510

Disc. Notes(b)	0.28%	11/17/11	75,000	74,845,031

				289,839,821

Federal Home Loan Bank (FHLB)–19.51%
Unsec. Bonds(a)	0.15%	05/16/11	125,000	124,997,348

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.18%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.17%	07/25/11	44,000	43,992,728

Unsec. Bonds(a)	0.18%	09/09/11	50,000	49,986,753

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.21%	09/23/11	85,000	84,990,364

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,992,891

Unsec. Bonds	0.46%	02/22/12	24,000	24,000,000

Unsec. Disc. Notes(b)	0.07%	03/01/11	14,300	14,300,000

Unsec. Disc. Notes(b)	0.17%	03/18/11	202,000	201,983,784

Unsec. Disc. Notes(b)	0.17%	05/11/11	75,000	74,974,854

Unsec. Disc. Notes(b)	0.22%	05/13/11	150,000	149,933,083

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,990,798

Unsec. Global Bonds(a)	0.17%	07/25/11	120,000	119,975,696

				1,369,118,299

Federal Home Loan Mortgage Corp. (FHLMC)–16.91%
Unsec. Disc. Notes(b)	0.17%	03/15/11	90,000	89,994,050

Unsec. Disc. Notes(b)	0.22%	04/04/11	150,000	149,968,833

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,983,958

Unsec. Disc. Notes(b)	0.20%	04/11/11	50,000	49,988,611

Unsec. Disc. Notes(b)	0.25%	04/26/11	50,000	49,980,556

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,953,363

Unsec. Disc. Notes(b)	0.25%	05/17/11	65,000	64,965,243

Unsec. Disc. Notes(b)	0.20%	05/31/11	79,684	79,643,715

Unsec. Disc. Notes(b)	0.21%	05/31/11	26,785	26,771,120

Unsec. Disc. Notes(b)	0.20%	07/05/11	25,000	24,982,500

Unsec. Disc. Notes(b)	0.19%	08/03/11	125,000	124,897,743

Unsec. Disc. Notes(b)	0.17%	08/15/11	50,000	49,960,569

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,924,925

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,935,556

Unsec. Global Notes(a)	0.22%	05/04/11	60,000	59,997,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$50,000	$49,975,126

Unsec. MTN(a)	0.37%	03/09/11	30,000	30,000,870

Unsec. MTN(a)	0.24%	08/05/11	60,000	60,000,884

Unsec. Notes(a)	0.23%	09/26/11	26,000	26,003,068

				1,186,928,584

Federal National Mortgage Association (FNMA)–12.83%
Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,975,975

Unsec. Disc. Notes(b)	0.20%	04/06/11	145,650	145,620,870

Unsec. Disc. Notes(b)	0.23%	04/11/11	85,000	84,977,735

Unsec. Disc. Notes(b)	0.17%	04/13/11	100,000	99,979,694

Unsec. Disc. Notes(b)	0.18%	04/20/11	137,000	136,965,750

Unsec. Disc. Notes(b)	0.20%	05/02/11	100,000	99,965,556

Unsec. Disc. Notes(b)	0.19%	05/04/11	95,000	94,967,911

Unsec. Disc. Notes(b)	0.20%	07/06/11	85,000	84,938,529

Unsec. Disc. Notes(b)	0.17%	08/17/11	62,791	62,740,889

				900,132,909

Total U.S. Government Sponsored Agency Securities (Cost $3,746,019,613)				3,746,019,613

U.S. Treasury Securities–3.20%(b)
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,984,472

U.S. Treasury Bills	0.19%	05/12/11	100,000	99,962,000

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,818,385

Total U.S. Treasury Securities (Cost $224,764,857)				224,764,857

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $3,970,784,470)				3,970,784,470

			Repurchase
			Amount
Repurchase Agreements–43.43%(c)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	117,260,535	117,259,949

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30)	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15)	0.19%	03/01/11	700,003,694	700,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37)	0.18%	03/01/11	100,000,500	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	320,001,600	320,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30)	0.18%	03/01/11	700,003,500	700,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31)	0.19%	03/01/11	450,002,375	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39)	0.19%	03/01/11	$350,001,847	$350,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	60,000,283	60,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36)	0.19%	03/01/11	200,001,055	200,000,000

Total Repurchase Agreements (Cost $3,047,259,949)				3,047,259,949

TOTAL INVESTMENTS(d)–100.01% (Cost $7,018,044,419)				7,018,044,419

OTHER ASSETS LESS LIABILITIES–(.01)%				(792,815)

NET ASSETS–100.00%				$7,017,251,604

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	54.6%

8-30	10.6

31-60	12.6

61-90	11.7

91-180	6.5

181+	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.57%
Federal Farm Credit Bank (FFCB)–3.17%
Bonds(a)	0.20%	04/14/11	$5,000	$4,999,878

Bonds(a)	0.23%	08/22/11	7,050	7,050,000

Bonds(a)	0.20%	09/20/11	5,600	5,599,685

Disc. Notes(b)	0.28%	11/17/11	7,169	7,154,187

				24,803,750

Federal Home Loan Bank (FHLB)–90.40%
Unsec. Bonds(a)	0.15%	05/16/11	10,000	9,999,788

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.18%	05/26/11	1,500	1,499,893

Unsec. Bonds(a)	0.17%	07/25/11	10,000	9,998,347

Unsec. Bonds(a)	0.18%	09/09/11	8,100	8,097,854

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.21%	09/23/11	5,000	4,999,433

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,556

Unsec. Disc. Notes(b)	0.07%	03/01/11	335,700	335,700,000

Unsec. Disc. Notes(b)	0.15%	03/02/11	19,700	19,699,915

Unsec. Disc. Notes(b)	0.10%	03/03/11	25,000	24,999,861

Unsec. Disc. Notes(b)	0.11%	03/09/11	16,000	15,999,609

Unsec. Disc. Notes(b)	0.09%	03/11/11	10,000	9,999,750

Unsec. Disc. Notes(b)	0.11%	03/16/11	30,000	29,998,656

Unsec. Disc. Notes(b)	0.11%	03/23/11	15,000	14,998,946

Unsec. Disc. Notes(b)	0.17%	03/23/11	15,000	14,998,442

Unsec. Disc. Notes(b)	0.12%	03/25/11	25,000	24,998,000

Unsec. Disc. Notes(b)	0.17%	04/08/11	14,000	13,997,488

Unsec. Disc. Notes(b)	0.20%	04/13/11	12,500	12,497,014

Unsec. Disc. Notes(b)	0.13%	04/15/11	25,000	24,995,937

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,388

Unsec. Disc. Notes(b)	0.17%	04/29/11	25,000	24,993,035

Unsec. Disc. Notes(b)	0.18%	05/04/11	15,000	14,995,200

Unsec. Disc. Notes(b)	0.17%	05/11/11	10,000	9,996,647

Unsec. Disc. Notes(b)	0.22%	05/13/11	5,000	4,997,769

Unsec. Disc. Notes(b)	0.20%	05/18/11	4,186	4,184,186

Unsec. Disc. Notes(b)	0.20%	07/13/11	6,900	6,894,863

Unsec. Disc. Notes(b)	0.19%	08/03/11	8,250	8,243,251

Unsec. Disc. Notes(b)	0.17%	08/17/11	15,000	14,988,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.17%	07/25/11	$5,000	$4,998,987

				706,766,844

Total U.S. Government Sponsored Agency Securities (Cost $731,570,594)				731,570,594

U.S. Treasury Securities–6.46%(b)
U.S. Treasury Bills	0.13%	03/24/11	20,000	19,998,352

U.S. Treasury Bills	0.19%	04/07/11	10,000	9,998,099

U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	5,000	4,998,100

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,486,681

Total U.S. Treasury Securities (Cost $50,478,126)				50,478,126

TOTAL INVESTMENTS(c)–100.03% (Cost $782,048,720)				782,048,720

OTHER ASSETS LESS LIABILITIES–(0.03)%				(198,272)

NET ASSETS–100.00%				$781,850,448

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	53.3%

8-30	21.9

31-60	13.0

61-90	6.3

91-180	3.9

181+	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.23%
Arizona–3.07%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.34%	08/01/15	$7,470	$7,470,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.33%	12/01/37	13,725	13,725,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.26%	10/01/25	4,930	4,930,000

				26,125,000

Colorado–5.88%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.27%	02/15/28	1,000	1,000,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.55%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/21	4,670	4,670,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.28%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.33%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.28%	12/01/30	20,150	20,150,000

				50,010,000

Connecticut–0.71%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,062,080

Florida–4.81%
Florida (State of) Development Finance Corp. (The Wellness Community–Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.27%	08/01/34	5,500	5,500,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.26%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/25	5,300	5,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	09/01/29	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	04/01/20	$2,925	$2,925,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.24%	06/01/36	10,100	10,100,000

				40,955,000

Georgia–2.38%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	01/01/21	5,365	5,365,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	01/01/32	2,200	2,200,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	11/15/32	3,920	3,920,000

				20,275,000

Illinois–6.36%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.18%	01/01/37	900	900,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.28%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Subseries 2008B, RB(a)	0.32%	12/01/46	7,000	7,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	09/01/32	3,180	3,180,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	01/15/22	4,400	4,400,000

				54,130,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.35%	08/01/37	1,830	1,830,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	12/01/23	3,850	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/24	$5,700	$5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/39	2,700	2,700,000

				14,080,000

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	11/01/32	500	500,000

				2,270,000

Kansas–1.06%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,801,738

				9,036,738

Kentucky–1.52%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/30	7,300	7,300,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	5,605	5,605,000

				12,905,000

Maryland–0.28%
Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/28	2,390	2,390,000

Michigan–3.09%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	10/15/38	12,000	12,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.27%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	09/01/25	1,600	1,600,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	10/01/31	5,405	5,405,000

				26,335,000

Minnesota–2.04%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	01/01/12	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	$3,000	$3,024,862

Series 2011 A, COP	2.00%	09/01/11	4,000	4,032,764

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,538,295

				17,395,921

Mississippi–1.47%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/37	7,000	7,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.26%	05/01/35	5,500	5,500,000

				12,500,000

Missouri–3.95%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.26%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.28%	12/01/15	3,950	3,950,000

				33,580,000

New Hampshire–1.31%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	06/01/28	3,200	3,200,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/38	3,845	3,845,000

				11,120,000

New Mexico–1.15%
New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	2,745	2,756,599

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,039,297

				9,795,896

New York–0.78%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	10/01/32	6,640	6,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.64%
North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.54%	08/01/14	$2,635	$2,635,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	09/01/27	16,285	16,285,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.26%	12/01/36	9,900	9,900,000

				39,485,000

Ohio–3.89%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	11/01/40	10,325	10,325,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.38%	12/01/32	15,390	15,390,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	12/01/37	2,400	2,400,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	11/01/27	5,000	5,000,000

				33,115,000

Pennsylvania–7.55%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	06/01/35	8,285	8,285,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System);
Series 2002, VRD RB(a)	0.22%	11/15/32	1,600	1,600,000

Series 2005 C, VRD RB(a)	0.19%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.26%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.26%	07/01/38	8,525	8,525,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	04/01/20	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.26%	11/01/34	5,100	5,100,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/27	12,435	12,435,000

				64,268,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–5.18%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/32	$4,785	$4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.47%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina–0.83%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/22	7,100	7,100,000

Tennessee–0.65%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,200	1,200,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	08/01/19	760	760,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.24%	07/01/19	3,600	3,600,000

				5,560,000

Texas–13.00%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,015,356

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.28%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.24%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	02/15/42	4,000	4,000,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.00%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	12,800	12,800,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,033,458

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.52%	05/01/19	9,100	9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.28%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,108,151

				110,676,965

Utah–0.68%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.28%	04/01/42	3,125	3,125,000

				5,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–1.79%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.62%	05/01/29	$15,205	$15,205,000

Virginia–2.21%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.25%	10/01/48	4,000	4,000,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,000	6,013,768

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2011, GO Commercial Paper BAN	0.30%	03/02/11	6,000	6,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.32%	12/01/19	1,190	1,190,000

				18,773,768

Washington–7.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,070,040

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,164,780

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.27%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/22	970	970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	08/01/24	2,400	2,400,000

				63,104,820

West Virginia–0.82%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	01/01/34	7,000	7,000,000

Wisconsin–5.73%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	10/01/42	5,380	5,380,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.25%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/37	5,465	5,465,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.55%	07/01/14	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.35%	08/15/34	$2,010	$2,010,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/30	14,300	14,300,000

				48,750,000

Wyoming–4.07%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.26%	01/01/18	16,165	16,165,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	13,060	13,060,000

				34,685,000

TOTAL INVESTMENTS(f)(g)–100.23% (Cost $853,289,292)				853,289,292

OTHER ASSETS LESS LIABILITIES–(0.23%)				(1,986,169)

NET ASSETS–100.00%				$851,303,123

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $34,500,000, which represented 4.05% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 10.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.6%

Wells Fargo Bank, N.A.	9.8

Bank of America, N.A.	9.2

PNC Bank, N.A.	7.3

U.S. Bank, N.A.	6.8

Portfolio Composition By Maturity

In days, as of 2/28/11

1-7	87.9%

8-30	2.3

31-60	0.7

91-180	3.4

181+	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,862,362,794	$2,787,996,974	$4,927,637,138	$3,970,784,470	$782,048,720	$853,289,292

Repurchase agreements, at value and cost	621,056,796	358,695,886	9,207,586,149	3,047,259,949	—	—

Total investments, at value and cost	22,483,419,590	3,146,692,860	14,135,223,287	7,018,044,419	782,048,720	853,289,292

Cash	2,822,268	—	—	—	—	11,070,452

Receivable for:
Investments sold	2,690,019	1,430,000	—	—	—	205,000

Interest	8,401,456	180,880	353,429	265,150	16,328	819,045

Fund expenses absorbed	407,143	—	930,138	288,293	20,176	51,037

Investment for trustee deferred compensation and retirement plans	566,812	264,771	269,911	113,316	51,976	97,972

Other assets	58,590	168,820	60,874	47,597	27,609	45,821

Total assets	22,498,365,878	3,148,737,331	14,136,837,639	7,018,758,775	782,164,809	865,578,619

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	13,703,075

Amount due custodian	—	—	—	—	125,769	—

Dividends	2,590,265	233,750	205,902	244,263	16,637	39,942

Accrued fees to affiliates	774,103	234,907	1,188,913	419,032	34,086	81,559

Accrued operating expenses	589,371	113,862	334,642	243,223	38,574	47,869

Trustee deferred compensation and retirement plans	2,933,265	1,086,906	1,358,148	600,653	99,295	403,051

Total liabilities	6,887,004	1,669,425	3,087,605	1,507,171	314,361	14,275,496

Net assets applicable to shares outstanding	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

Net assets consist of:
Shares of beneficial interest	$22,488,881,020	$3,145,905,229	$14,131,757,630	$7,016,491,550	$781,783,362	$851,381,701

Undistributed net investment income (loss)	2,523,469	1,159,405	919,681	531,430	55,681	(7)

Undistributed net realized gain (loss)	74,385	3,272	1,072,723	228,624	11,405	(78,571)

	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$17,383,123,758	$1,996,033,555	$4,796,218,899	$4,209,688,861	$714,484,800	$579,537,076

Private Investment Class	$466,928,906	$255,817,705	$872,856,028	$429,159,510	$31,538,901	$93,211,002

Personal Investment Class	$102,598,983	$82,878,046	$206,652,142	$14,335,119	$5,650,940	$4,417,207

Cash Management Class	$2,059,385,533	$462,101,370	$6,122,082,145	$1,102,092,710	$17,110,119	$128,691,406

Reserve Class	$129,481,980	$10,183,588	$100,075,153	$87,404,812	$932,045	$13,290,585

Resource Class	$216,407,570	$89,644,866	$273,225,564	$302,124,363	$12,123,615	$31,442,683

Corporate Class	$2,133,552,144	$250,408,776	$1,762,640,103	$872,446,229	$10,028	$713,164

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,381,177,334	1,996,449,872	4,795,642,967	4,209,283,910	714,412,268	579,530,908

Private Investment Class	466,867,306	255,888,000	872,723,606	429,089,791	31,557,545	93,196,912

Personal Investment Class	102,586,995	82,817,857	206,559,493	14,330,798	5,651,173	4,413,621

Cash Management Class	2,059,051,749	462,063,535	6,121,204,935	1,101,976,768	17,104,220	128,714,750

Reserve Class	129,480,206	10,184,813	100,047,603	87,400,840	930,160	13,288,116

Resource Class	216,368,377	89,615,875	273,152,707	302,073,969	12,120,236	31,440,281

Corporate Class	2,133,443,438	250,390,261	1,762,539,313	872,382,154	10,004	713,619

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$37,077,712	$4,314,472	$11,014,324	$7,824,128	$347,305	$1,511,061

Expenses:
Advisory fees	16,650,376	2,292,926	8,742,298	3,533,900	344,745	1,034,452

Administrative services fees	585,912	298,763	427,750	358,921	75,065	134,459

Custodian fees	403,993	57,330	198,794	213,103	7,182	17,287

Distribution fees:
Private Investment Class	1,504,872	744,662	1,948,089	1,339,654	79,936	243,580

Personal Investment Class	390,841	358,937	662,008	57,327	27,408	20,254

Cash Management Class	1,208,932	249,858	2,107,693	521,793	6,466	70,910

Reserve Class	580,158	38,224	350,797	598,414	5,344	70,038

Resource Class	233,096	120,590	343,925	257,190	12,692	36,538

Corporate Class	383,462	31,602	240,039	155,119	31	131

Transfer agent fees	999,022	137,576	427,897	318,051	17,731	40,972

Trustees’ and officers’ fees and benefits	288,344	44,129	173,521	98,877	11,620	16,157

Registration and filing fees	69,228	40,178	50,606	72,851	36,107	37,507

Other	598,240	120,968	406,445	293,406	52,793	49,864

Total expenses	23,896,476	4,535,743	16,079,862	7,818,606	677,120	1,772,149

Less: Fees waived	(6,077,702)	(1,841,943)	(6,957,450)	(2,161,930)	(411,737)	(540,471)

Net expenses	17,818,774	2,693,800	9,122,412	5,656,676	265,383	1,231,678

Net investment income	19,258,938	1,620,672	1,891,912	2,167,452	81,922	279,383

Net realized gain (loss) from investment securities	48,611	—	261,394	94,495	4,700	(5,582)

Net increase in net assets resulting from operations	$19,307,549	$1,620,672	$2,153,306	$2,261,947	$86,622	$273,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio		Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$19,258,938	$41,344,689	$1,620,672	$3,629,017	$1,891,912	$5,434,686

Net realized gain	48,611	25,776	—	3,272	261,394	310,786

Net increase in net assets resulting from operations	19,307,549	41,370,465	1,620,672	3,632,289	2,153,306	5,745,472

Distributions to shareholders from net investment income:
Institutional Class	(15,655,178)	(31,530,180)	(1,296,332)	(2,765,162)	(1,112,858)	(2,054,316)

Private Investment Class	(60,400)	(206,226)	(29,886)	(97,642)	(78,202)	(250,010)

Personal Investment Class	(10,452)	(33,631)	(9,587)	(40,487)	(17,706)	(53,754)

Cash Management Class	(1,385,570)	(3,282,358)	(154,936)	(420,402)	(423,041)	(2,301,435)

Reserve Class	(11,648)	(29,589)	(770)	(2,525)	(7,038)	(15,259)

Resource Class	(24,626)	(178,336)	(12,095)	(76,679)	(34,493)	(108,104)

Corporate Class	(2,111,064)	(6,084,369)	(117,072)	(226,071)	(218,566)	(651,808)

Total distributions from net investment income	(19,258,938)	(41,344,689)	(1,620,678)	(3,628,968)	(1,891,904)	(5,434,686)

Share transactions–net:
Institutional Class	1,065,978,128	(3,947,256,097)	143,125,230	(720,814,255)	265,621,029	(351,869,785)

Private Investment Class	(242,526,098)	(39,293,459)	(51,166,178)	(122,995,654)	88,518,890	(1,483,613,444)

Personal Investment Class	(8,877,994)	(34,185,294)	(6,099,910)	(92,429,254)	33,220,664	(38,299,452)

Cash Management Class	(567,982,323)	(567,045,577)	10,697,211	(462,695,213)	842,374,919	(6,219,363,410)

Reserve Class	20,509,333	35,953,650	2,149,557	(1,306,574)	48,324,685	22,013,966

Resource Class	(45,013,952)	(538,921,577)	(61,463,647)	(72,423,319)	(136,181,048)	43,981,891

Corporate Class	(1,541,674,689)	(2,404,930,689)	(21,201,987)	137,728,956	208,841,085	(485,776,326)

Net increase (decrease) in net assets resulting from share transactions	(1,319,587,595)	(7,495,679,043)	16,040,276	(1,334,935,313)	1,350,720,224	(8,512,926,560)

Net increase (decrease) in net assets	(1,319,538,984)	(7,495,653,267)	16,040,270	(1,334,931,992)	1,350,981,626	(8,512,615,774)

Net assets:
Beginning of period	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628	12,782,768,408	21,295,384,182

End of period*	$22,491,478,874	$23,811,017,858	$3,147,067,906	$3,131,027,636	$14,133,750,034	$12,782,768,408

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,523,469	$1,159,405	$1,159,411	$919,681	$919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Government & Agency Portfolio		Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$2,167,452	$9,168,708	$81,922	$202,328	$279,383	$627,127

Net realized gain (loss)	94,495	134,129	4,700	6,705	(5,582)	(30,074)

Net increase in net assets resulting from operations	2,261,947	9,302,837	86,622	209,033	273,801	597,053

Distributions to shareholders from net investment income:
Institutional Class	(1,678,123)	(7,254,137)	(74,903)	(171,437)	(247,820)	(469,361)

Private Investment Class	(53,766)	(163,105)	(3,331)	(12,778)	(9,775)	(44,081)

Personal Investment Class	(1,535)	(4,859)	(791)	(2,886)	(542)	(1,823)

Cash Management Class	(112,796)	(626,149)	(1,361)	(5,252)	(15,950)	(69,906)

Reserve Class	(12,013)	(31,338)	(110)	(898)	(1,412)	(4,434)

Resource Class	(25,818)	(112,234)	(1,319)	(8,979)	(3,661)	(29,707)

Corporate Class	(283,407)	(976,886)	(106)	(98)	(227)	(7,818)

Total distributions from net investment income	(2,167,458)	(9,168,708)	(81,921)	(202,328)	(279,387)	(627,130)

Share transactions–net:
Institutional Class	(333,381,768)	(5,271,910,147)	538,811,105	(360,292,542)	(99,546,564)	(150,282,445)

Private Investment Class	(128,853,481)	(223,264,710)	3,115,827	(14,500,490)	(25,707,331)	(87,472,620)

Personal Investment Class	352,585	(3,769,896)	(943,103)	(5,523,164)	(3,097,017)	100,130

Cash Management Class	59,192,137	(882,048,007)	7,300,150	(15,921,040)	436,792	(232,165,646)

Reserve Class	(96,448,971)	44,451,192	88,504	(4,903,731)	(1,451,049)	(88,502)

Resource Class	7,956,664	(192,362,727)	963,186	(6,613,577)	(12,212,983)	(85,418,705)

Corporate Class	(297,645,065)	(628,244,289)	(5,999,998)	5,995,442	179	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	(788,827,899)	(7,157,148,584)	543,335,671	(401,759,102)	(141,577,973)	(601,159,771)

Net increase (decrease) in net assets	(788,733,410)	(7,157,014,455)	543,340,372	(401,752,397)	(141,583,559)	(601,189,848)

Net assets:
Beginning of period	7,805,985,014	14,962,999,469	238,510,076	640,262,473	992,886,682	1,594,076,530

End of period*	$7,017,251,604	$7,805,985,014	$781,850,448	$238,510,076	$851,303,123	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$531,430	$531,436	$55,681	$55,680	$(7)	$(3)

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is

51        Short-Term Investments Trust

not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 Million	Next $250 Million	Over $500 Million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

52        Short-Term Investments Trust

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,048,720

STIC Prime Portfolio	849,038

Treasury Portfolio	2,315,896

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	289,178

Tax-Free Cash Reserve Portfolio	187,135

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$374,507	$196,051	$—	$403,734	$31,310	$—

STIC Prime Portfolio	264,593	204,614	—	28,553	22,505	—

Treasury Portfolio	1,056,574	459,277	1,050,098	296,100	221,829	65,977

Government & Agency Portfolio	635,033	37,205	100,152	480,050	124,751	—

Government TaxAdvantage Portfolio	35,347	19,122	3,433	4,498	8,356	—

Tax-Free Cash Reserve Portfolio	92,395	13,228	15,117	56,686	18,120	4

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

53        Short-Term Investments Trust

  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$601,949	$104,224	$241,786	$75,421	N/A	N/A

STIC Prime Portfolio	297,865	95,716	49,972	4,969	$24,118	N/A

Treasury Portfolio	779,236	176,535	421,539	45,604	68,785	N/A

Government & Agency Portfolio	535,861	15,287	104,359	77,794	51,438	N/A

Government TaxAdvantage Portfolio	39,968	7,309	1,293	695	2,538	N/A

Tax-Free Cash Reserve Portfolio	121,790	5,401	14,182	9,105	7,308	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$22,483,419,590	$—	$22,483,419,590

STIC Prime Portfolio	—	3,146,692,860	—	3,146,692,860

Treasury Portfolio	—	14,135,223,287	—	14,135,223,287

Government & Agency Portfolio	—	7,018,044,419	—	7,018,044,419

Government TaxAdvantage Portfolio	—	782,048,720	—	782,048,720

Tax-Free Cash Reserve Portfolio	—	853,289,292	—	853,289,292

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or

54        Short-Term Investments Trust

portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Liquid Assets Portfolio	$487,529,725	$602,594,806	$—

STIC Prime Portfolio	—	—	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	513,336,603	565,583,926	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2011, the Funds in aggregate paid legal fees of $46,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	58,264,638,720	$58,264,638,720	111,348,098,381	$111,348,098,381

Private Class	1,229,707,616	1,229,707,616	4,634,492,979	4,634,492,979

Personal Class	342,132,111	342,132,111	763,013,240	763,013,240

Cash Management Class	8,231,565,595	8,231,565,595	18,149,320,369	18,149,320,369

Reserve Class	342,049,743	342,049,743	912,834,784	912,834,784

Resource Class	860,171,179	860,171,179	2,401,346,017	2,401,346,017

Corporate Class	9,828,616,568	9,828,616,568	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	6,777,658	6,777,658	11,793,605	11,793,605

Private Class	20,777	20,777	89,801	89,801

Personal Class	8,525	8,525	31,410	31,410

Cash Management Class	895,540	895,540	1,929,450	1,929,450

Reserve Class	11,694	11,694	29,589	29,589

Resource Class	30,167	30,167	178,336	178,336

Corporate Class	940,142	940,142	2,178,748	2,178,748

Reacquired:
Institutional Class	(57,205,438,250)	(57,205,438,250)	(115,307,148,083)	(115,307,148,083)

Private Class	(1,472,254,491)	(1,472,254,491)	(4,673,876,239)	(4,673,876,239)

Personal Class	(351,018,630)	(351,018,630)	(797,229,944)	(797,229,944)

Cash Management	(8,800,443,458)	(8,800,443,458)	(18,718,295,396)	(18,718,295,396)

Reserve Class	(321,552,104)	(321,552,104)	(876,910,723)	(876,910,723)

Resource Class	(905,215,298)	(905,215,298)	(2,940,445,930)	(2,940,445,930)

Corporate Class	(11,371,231,399)	(11,371,231,399)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(1,319,587,595)	$(1,319,587,595)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,258,903,926	$4,258,903,926	8,137,414,192	$8,137,414,192

Private Class	1,047,075,469	1,047,075,469	2,038,753,570	2,038,753,570

Personal Class	1,021,703,706	1,021,703,706	2,113,012,972	2,113,012,972

Cash Management Class	1,174,096,597	1,174,096,597	3,237,866,716	3,237,866,716

Reserve Class	41,111,877	41,111,877	73,594,339	73,594,339

Resource Class	231,383,084	231,383,084	1,363,725,171	1,363,725,171

Corporate Class	535,393,025	535,393,025	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	485,725	485,725	1,065,471	1,065,471

Private Class	17,254	17,254	55,617	55,617

Personal Class	8,228	8,228	39,874	39,874

Cash Management Class	75,368	75,368	191,335	191,335

Reserve Class	291	291	929	929

Resource Class	3,567	3,567	36,766	36,766

Corporate Class	122,179	122,179	190,166	190,166

Reacquired:
Institutional Class	(4,116,264,421)	(4,116,264,421)	(8,859,293,918)	(8,859,293,918)

Private Class	(1,098,258,901)	(1,098,258,901)	(2,161,804,841)	(2,161,804,841)

Personal Class	(1,027,811,844)	(1,027,811,844)	(2,205,482,100)	(2,205,482,100)

Cash Management	(1,163,474,754)	(1,163,474,754)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(38,962,611)	(38,962,611)	(74,901,842)	(74,901,842)

Resource Class	(292,850,298)	(292,850,298)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(556,717,191)	(556,717,191)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	16,040,276	$16,040,276	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	12,018,371,071	$12,018,371,071	26,015,348,319	$26,015,348,319

Private Class	2,734,447,849	2,734,447,849	5,254,723,019	5,254,723,019

Personal Class	806,799,270	806,799,270	1,412,595,956	1,412,595,956

Cash Management Class	15,866,113,247	15,866,113,247	46,154,326,471	46,154,326,471

Reserve Class	279,068,471	279,068,471	483,165,598	483,165,598

Resource Class	583,360,020	583,360,020	1,752,498,428	1,752,498,428

Corporate Class	8,389,623,153	8,389,623,153	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	374,117	374,117	747,041	747,041

Private Class	17,549	17,549	75,219	75,219

Personal Class	16,885	16,885	53,754	53,754

Cash Management Class	69,002	69,002	378,147	378,147

Reserve Class	5,073	5,073	13,500	13,500

Resource Class	23,528	23,528	86,444	86,444

Corporate Class	102,266	102,266	362,782	362,782

Reacquired:
Institutional Class	(11,753,124,159)	(11,753,124,159)	(26,367,965,145)	(26,367,965,145)

Private Class	(2,645,946,508)	(2,645,946,508)	(6,738,411,682)	(6,738,411,682)

Personal Class	(773,595,491)	(773,595,491)	(1,450,949,162)	(1,450,949,162)

Cash Management	(15,023,807,330)	(15,023,807,330)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(230,748,859)	(230,748,859)	(461,165,132)	(461,165,132)

Resource Class	(719,564,596)	(719,564,596)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(8,180,884,334)	(8,180,884,334)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	1,350,720,224	$1,350,720,224	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	32,217,041,199	$32,217,041,199	67,756,450,341	$67,756,450,341

Private Class	1,422,268,550	1,422,268,550	2,696,887,600	2,696,887,600

Personal Class	32,706,294	32,706,294	92,389,908	92,389,908

Cash Management Class	2,304,420,751	2,304,420,751	7,083,908,025	7,083,908,025

Reserve Class	216,734,115	216,734,115	422,419,004	422,419,004

Resource Class	986,348,654	986,348,654	2,822,954,303	2,822,954,303

Corporate Class	3,906,327,512	3,906,327,512	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,005,544	1,005,544	4,390,052	4,390,052

Private Class	12,628	12,628	79,517	79,517

Personal Class	163	163	773	773

Cash Management Class	97,250	97,250	626,149	626,149

Reserve Class	942	942	24,160	24,160

Resource Class	19,966	19,966	79,024	79,024

Corporate Class	156,196	156,196	560,152	560,152

Reacquired:
Institutional Class	(32,551,428,511)	(32,551,428,511)	(73,032,750,540)	(73,032,750,540)

Private Class	(1,551,134,659)	(1,551,134,659)	(2,920,231,827)	(2,920,231,827)

Personal Class	(32,353,872)	(32,353,872)	(96,160,577)	(96,160,577)

Cash Management	(2,245,325,864)	(2,245,325,864)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(313,184,028)	(313,184,028)	(377,991,972)	(377,991,972)

Resource Class	(978,411,956)	(978,411,956)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(4,204,128,773)	(4,204,128,773)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	(788,827,899)	$(788,827,899)	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,256,656,843	$1,256,656,843	1,874,494,393	$1,874,494,393

Private Class	128,246,931	128,246,931	285,652,489	285,652,489

Personal Class	81,898,215	81,898,215	48,028,492	48,028,492

Cash Management Class	12,100,418	12,100,418	15,573,413	15,573,413

Reserve Class	805,931	805,931	31,391,659	31,391,659

Resource Class	9,370,014	9,370,014	63,939,100	63,939,100

Corporate Class	—	—	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	63,828	63,828	171,437	171,437

Private Class	1,715	1,715	5,708	5,708

Cash Management Class	1,156	1,156	5,252	5,252

Reserve Class	105	105	201	201

Resource Class	952	952	2,720	2,720

Corporate Class	65	65	66	66

Reacquired:
Institutional Class	(717,909,566)	(717,909,566)	(2,234,958,372)	(2,234,958,372)

Private Class	(125,132,819)	(125,132,819)	(300,158,687)	(300,158,687)

Personal Class	(82,841,318)	(82,841,318)	(53,551,656)	(53,551,656)

Cash Management	(4,801,424)	(4,801,424)	(31,499,705)	(31,499,705)

Reserve Class	(717,532)	(717,532)	(36,295,591)	(36,295,591)

Resource Class	(8,407,780)	(8,407,780)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	543,335,671	$543,335,671	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	854,624,923	$854,624,924	2,381,530,077	$2,381,530,077

Private Class	91,446,147	91,446,147	242,313,052	242,313,052

Personal Class	4,795,050	4,795,050	13,124,110	13,124,110

Cash Management Class	402,151,966	402,151,965	1,434,961,472	1,434,961,472

Reserve Class	4,163,220	4,163,220	15,733,372	15,733,372

Resource Class	7,140,754,392	7,140,754,392	115,599,863	115,599,863

Corporate Class	30,000,000	30,000,000	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	46,332	46,332	110,090	110,090

Private Class	8,043	8,043	38,670	38,670

Personal Class	158	158	478	478

Cash Management Class	12,608	12,608	52,512	52,512

Reserve Class	1,444	1,444	4,562	4,562

Resource Class	3,048	3,048	24,091	24,091

Corporate Class	179	179	7,818	7,818

Reacquired:
Institutional Class	(954,217,820)	(954,217,820)	(2,531,922,612)	(2,531,922,612)

Private Class	(117,161,521)	(117,161,521)	(329,824,342)	(329,824,342)

Personal Class	(7,892,225)	(7,892,225)	(13,024,458)	(13,024,458)

Cash Management	(401,727,781)	(401,727,781)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(5,615,713)	(5,615,713)	(15,826,436)	(15,826,436)

Resource Class	(7,152,970,424)	(7,152,970,423)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(141,577,974)	$(141,577,973)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Personal Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$102,599	0.32	%(c)	0.93	%(c)	0.01	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.23	118,757	0.67		0.92		3.09
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.80	81,408	0.67		0.93		4.70
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.00	64,434	0.67		0.93		3.95

STIC Prime Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	82,878	0.27	(c)	0.95	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.06	406,065	0.67		0.93		2.91
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	4.81	409,936	0.67		0.94		4.70
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.02	299,205	0.67		0.94		3.98

Treasury Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	206,652	0.17	(c)	0.93	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.37	471,083	0.67		0.93		2.11
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.59	414,629	0.67		0.94		4.48
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.80	332,351	0.67		0.95		3.72

Government & Agency Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	14,335	0.20	(c)	0.89	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.86	29,764	0.67		0.89		2.73
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.73	26,598	0.67		0.90		4.63
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	3.92	39,599	0.67		0.91		3.90

Government TaxAdvantage Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	5,651	0.16	(c)	1.03	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.71	11,245	0.67		0.99		2.75
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.63	10,986	0.67		1.05		4.53
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.84	6,543	0.67		1.12		3.76

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,417	0.31	(c)	1.04	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.49	40,145	0.77	(d)	1.00	(d)	1.21	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	2.71	34,464	0.77		1.00		2.68
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.84	33,670	0.77		1.00		2.81
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.97	20,902	0.77		1.02		1.94

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $105,088, $96,510, $177,998, $15,414, $7,370 and $5,446 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Personal Investment Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.59	$1,023.21	$1.61	0.32%

STIC Prime Portfolio	1,000.00	1,000.10	1.34	1,023.46	1.35	0.27

Treasury Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government & Agency Portfolio	1,000.00	1,000.10	0.89	1,023.90	0.90	0.18

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.54	1,023.26	1.56	0.31

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-6	Invesco Distributors, Inc.

Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data

3	Letters to Shareholders

4	Schedules of Investments

46	Financial Statements

50	Notes to Financial Statements

62	Financial Highlights

63	Fund Expenses
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/11

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	28 - 42 days	33 days	59 days	$466.9 million

STIC Prime	10 - 26 days	15 days	15 days	255.8 million

Treasury	31 - 54 days	36 days	36 days	872.8 million

Government & Agency	31 - 52 days	36 days	62 days	429.1 million

Government TaxAdvantage	21 - 52 days	26 days	41 days	31.5 million

Tax-Free Cash Reserve	19 - 33 days	25 days	25 days	93.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2	Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees
1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income

3	Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–35.51%
Bank of Nova Scotia	0.26%	03/09/11	$150,000	$150,000,000

Bank of Nova Scotia	0.27%	04/07/11	150,000	150,000,000

Bank of Nova Scotia	0.27%	05/11/11	100,000	100,000,000

Bank of Nova Scotia(a)	0.28%	08/02/11	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	07/21/11	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	08/05/11	150,000	150,000,000

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

Barclays Bank PLC(a)	0.65%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.33%	04/13/11	100,000	100,000,000

BNP Paribas(a)	0.37%	06/09/11	200,000	200,000,000

BNP Paribas(a)	0.45%	10/14/11	400,000	400,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

Caisse de Depots et Consignations (United Kingdom)(b)	0.33%	05/05/11	200,000	199,880,932

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/08/11	150,000	149,988,345

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/10/11	250,000	249,975,025

Commonwealth Bank of Australia	0.28%	05/09/11	150,000	150,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Agricole Corporate & Investment Bank	0.42%	05/20/11	150,000	150,000,000

Credit Suisse	0.30%	04/14/11	159,100	159,109,668

Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	05/10/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	04/26/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.28%	03/11/11	98,000	98,000,948

National Australia Bank Ltd. (United Kingdom)(b)	0.30%	03/07/11	200,000	200,000,167

National Australia Bank Ltd. (United Kingdom)(b)	0.36%	08/11/11	100,000	100,002,259

Nordea Bank Finland PLC	0.28%	03/14/11	150,000	150,000,000

Nordea Bank Finland PLC	0.28%	04/07/11	200,000	200,000,000

Nordea Bank Finland PLC (United Kingdom)(b)	0.39%	06/03/11	150,000	149,845,600

Rabobank Nederland(a)	0.32%	10/12/11	100,000	100,000,000

Rabobank Nederland(a)	0.33%	08/08/11	150,000	150,000,000

Rabobank Nederland(a)	0.34%	01/10/12	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Rabobank Nederland (United Kingdom)(b)	0.32%	03/21/11	150,000	149,972,939

Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000

Royal Bank of Canada(a)	0.31%	02/16/12	150,000	150,000,000

Royal Bank of Canada(a)	0.33%	08/05/11	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Royal Bank of Canada	0.33%	08/15/11	$155,000	$155,000,000

Royal Bank of Canada(a)	0.33%	10/12/11	175,000	175,000,000

Royal Bank of Canada(a)	0.37%	08/12/11	100,000	100,000,000

Societe Generale(a)	0.36%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.28%	04/05/11	200,000	200,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,001,630

Svenska Handelsbanken A.B.	0.31%	04/04/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.31%	05/04/11	100,000	100,002,664

Toronto-Dominion Bank	0.30%	05/11/11	100,000	100,000,000

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Toronto-Dominion Bank(a)	0.34%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.25%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $7,986,780,177)				7,986,780,177

Commercial Paper–30.90%(c)
Asset-Backed Securities–Commercial Loans/Leases–1.78%
Atlantis One Funding Corp.(b)(d)	0.30%	05/13/11	150,000	149,908,750

Atlantis One Funding Corp.(b)(d)	0.30%	06/07/11	150,000	149,877,500

Atlantis One Funding Corp.(b)(d)	0.32%	05/16/11	100,000	99,932,444

				399,718,694

Asset-Backed Securities–Consumer Receivables–7.16%
Amsterdam Funding Corp.(d)	0.25%	03/25/11	100,000	99,983,333

Amsterdam Funding Corp.(d)	0.25%	04/05/11	150,000	149,963,542

Amsterdam Funding Corp.(d)	0.25%	04/13/11	100,000	99,970,139

Old Line Funding LLC(d)	0.26%	05/20/11	100,000	99,942,222

Old Line Funding LLC(d)	0.27%	04/08/11	100,093	100,064,473

Old Line Funding LLC(d)	0.27%	04/12/11	63,939	63,918,859

Sheffield Receivables Corp.(d)	0.27%	04/06/11	100,000	99,973,000

Sheffield Receivables Corp.(d)	0.27%	05/04/11	50,000	49,976,000

Sheffield Receivables Corp.(d)	0.27%	05/10/11	65,500	65,465,612

Sheffield Receivables Corp.(d)	0.28%	04/14/11	65,000	64,977,756

Sheffield Receivables Corp.(d)	0.28%	04/15/11	65,000	64,977,250

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.24%	03/09/11	273,611	273,596,407

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	03/04/11	100,000	99,997,917

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	04/12/11	108,114	108,082,467

Thunder Bay Funding, LLC(d)	0.27%	03/03/11	84,271	84,269,736

Thunder Bay Funding, LLC(d)	0.27%	03/07/11	84,719	84,715,188

				1,609,873,901

Asset-Backed Securities–Fully Supported Bank–2.71%
Crown Point Capital Co., LLC–Series A (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.37%	03/04/11	100,000	99,996,917

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	04/18/11	102,000	101,963,280

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.27%	03/21/11	40,000	39,994,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	03/04/11	$167,000	$166,995,825

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/11/11	100,000	99,965,833

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/15/11	100,000	99,962,500

				608,878,355

Asset-Backed Securities–Multi-Purpose–2.78%
Chariot Funding LLC/Ltd.(d)	0.26%	03/07/11	100,000	99,995,667

Mont Blanc Capital Corp.(b)(d)	0.24%	03/14/11	100,000	99,991,333

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/05/11	100,000	99,972,778

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/28/11	50,000	49,977,444

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	05/11/11	50,000	49,972,389

Nieuw Amsterdam Receivables Corp.(b)(d)	0.39%	06/01/11	75,000	74,925,250

Regency Markets No. 1, LLC(b)(d)	0.25%	03/15/11	150,000	149,985,417

				624,820,278

Asset-Backed Securities–Securities–0.93%
Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/04/11	110,000	109,997,617

Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/07/11	100,000	99,995,666

				209,993,283

Asset-Backed Securities–Trade Receivables–0.24%
Victory Receivables Corp.(d)	0.25%	03/18/11	55,000	54,993,507

Diversified Banks–6.84%
BNZ International Funding Ltd.(b)(d)	0.29%	05/06/11	149,000	148,920,782

Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

ING (U.S.) Funding LLC(b)	0.23%	03/03/11	200,000	199,997,445

Royal Bank of Scotland PLC(b)	0.26%	03/01/11	299,000	299,000,000

Societe Generale North America, Inc.(b)	0.24%	03/01/11	445,000	445,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	120,000	119,962,800

Societe Generale North America, Inc.(b)	0.38%	05/02/11	225,000	224,852,750

				1,537,728,221

Internet Software & Services–0.33%
Google Inc.(d)	0.40%	09/16/11	75,000	74,834,167

Life & Health Insurance–2.27%
MetLife Short Term Funding LLC(d)	0.23%	03/16/11	184,611	184,593,308

MetLife Short Term Funding LLC(d)	0.23%	03/17/11	100,000	99,989,778

MetLife Short Term Funding LLC(d)	0.23%	03/21/11	25,000	24,996,806

MetLife Short Term Funding LLC(d)	0.23%	03/24/11	200,000	199,970,611

				509,550,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Multi-Sector Holdings–1.55%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.27%	04/07/11	$150,000	$149,958,375

Kreditanstalt fuer Wiederaufbau(b)(d)	0.30%	08/15/11	100,000	99,860,833

Kreditanstalt fuer Wiederaufbau(b)(d)	0.33%	07/08/11	100,000	99,881,750

				349,700,958

Municipal Commercial Paper–0.19%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	03/03/11	11,268	11,268,000

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	31,063	31,063,000

				42,331,000

Regional Banks–4.12%
ASB Finance Ltd.(b)(d)	0.27%	05/04/11	100,000	99,952,000

ASB Finance Ltd.(b)(d)	0.30%	03/24/11	100,000	99,980,833

Australia & New Zealand Banking Group Ltd.(d)	0.29%	04/04/11	100,000	99,972,611

Commonwealth Bank of Australia(b)(d)	0.26%	05/16/11	100,000	99,945,111

Commonwealth Bank of Australia(b)(d)	0.27%	05/02/11	124,000	123,942,340

Svenska Handelsbanken, Inc.–Series S(b)	0.29%	05/24/11	154,000	153,895,794

Westpac Banking Corp.(a)(d)	0.31%	11/07/11	150,000	150,000,000

Westpac Banking Corp.(b)(d)	0.33%	08/15/11	100,000	99,846,917

				927,535,606

Total Commercial Paper (Cost $6,949,958,473)				6,949,958,473

Variable Rate Demand Notes–17.88%(a)(f)
Credit Enhanced–17.50%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	1,020	1,020,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	10/01/35	17,450	17,450,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.21%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.25%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(e)	0.27%	12/15/18	7,400	7,400,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.20%	07/01/34	21,930	21,930,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	8,200	8,200,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/33	19,125	19,125,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,350	3,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/14	$4,550	$4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.25%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	900	900,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	34,385	34,385,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/35	9,050	9,050,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/21	12,385	12,385,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.30%	07/01/38	2,000	2,000,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.26%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.28%	06/01/35	15,000	15,000,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/33	3,175	3,175,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	21,400	21,400,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.21%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.18%	01/01/37	18,000	18,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/20	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/24	$14,510	$14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/36	2,500	2,500,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.28%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/16	2,100	2,100,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	1,000	1,000,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/30	30,075	30,075,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/36	7,350	7,350,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.25%	06/15/25	7,540	7,540,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	01/01/26	15,500	15,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	$5,060	$5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	28,970	28,970,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.28%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(e)	0.33%	01/01/29	14,802	14,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(e)	0.23%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/20	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.25%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	3,780	3,780,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.23%	12/01/21	18,500	18,500,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,210	1,210,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.28%	03/01/21	23,500	23,500,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.26%	01/01/18	830	830,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	$10,000	$10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.29%	06/15/25	1,900	1,900,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/19	4,960	4,960,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.25%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.38%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.25%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.22%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.25%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/14	4,045	4,045,000

Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.25%	06/15/31	69,890	69,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.26%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC– Harris N.A.)(d)(e)	0.30%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.26%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	7,200	7,200,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.27%	09/01/24	1,400	1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	1,600	1,600,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.34%	05/01/14	250	250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/29	$3,300	$3,300,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.28%	06/01/17	2,845	2,845,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.28%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.20%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.30%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.27%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(e)	0.45%	07/01/41	5,000	5,000,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.28%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.26%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.31%	05/01/42	2,590	2,590,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.23%	01/01/35	$7,600	$7,600,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/32	9,350	9,350,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.27%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.22%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(e)	0.25%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	7,830	7,830,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.30%	12/01/34	700	700,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(e)	0.33%	09/01/39	730	730,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/33	7,500	7,500,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	06/15/26	9,390	9,390,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/31	12,875	12,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.25%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	03/01/38	8,575	8,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/14	5,035	5,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	$4,480	$4,480,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(e)	0.35%	01/01/33	800	800,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/32	53,840	53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.22%	10/01/38	6,675	6,675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.26%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	03/01/15	1,135	1,135,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/46	5,300	5,300,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/36	22,840	22,840,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/44	5,208	5,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	35,865	35,865,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/40	665	665,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	$20,200	$20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.26%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	01/01/25	3,690	3,690,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/33	14,200	14,200,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(e)	0.25%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.23%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.26%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(d)(e)	0.32%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	3,410	3,410,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/25	9,350	9,350,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.26%	09/01/37	1,320	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.21%	09/15/26	$13,800	$13,800,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(e)	0.29%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.23%	11/01/36	3,125	3,125,000

New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/32	6,000	6,000,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/36	1,940	1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(e)	0.29%	06/01/38	5,595	5,595,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,030	9,030,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/39	41,100	41,100,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/17	9,055	9,055,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	8,075	8,075,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.24%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	12/01/27	12,050	12,050,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.39%	12/01/27	255	255,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	8,875	8,875,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.30%	09/01/36	$860	$860,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.45%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	08/01/34	70,000	70,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.25%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	1,740	1,740,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/29	15,505	15,505,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.28%	10/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.31%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(e)	0.25%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	53,175	53,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	9,965	9,965,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/01/27	11,020	11,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.26%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(e)	0.39%	07/01/40	$690	$690,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,900	3,900,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC–U.S. Bank, N.A.)(d)(e)	0.35%	03/01/16	3,590	3,590,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.24%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/36	6,630	6,630,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.25%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/32	35,090	35,090,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.33%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.24%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.25%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.27%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.29%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	11,500	11,500,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.36%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.25%	06/01/38	8,100	8,100,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(e)	0.24%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.28%	05/01/42	6,845	6,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.23%	07/01/33	$18,635	$18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.27%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.29%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.41%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.23%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/30	20,700	20,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.25%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.26%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.25%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	04/01/22	7,770	7,770,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(e)	0.25%	12/01/42	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/24	$7,715	$7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/35	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	08/01/30	6,000	6,000,000

				3,935,995,000

Other Variable Rate Demand Notes–0.38%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	7,640	7,640,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.19%	12/01/30	2,900	2,900,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.20%	12/01/30	50,000	50,000,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				84,205,000

Total Variable Rate Demand Notes (Cost $4,020,200,000)				4,020,200,000

Time Deposits–6.44%
Barclays Bank PLC (Cayman Islands)(b)	0.13%	03/01/11	450,000	450,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(b)	0.13%	03/01/11	235,000	235,000,000

Chase Bank U.S.A., N.A. (Cayman Islands)(b)	0.13%	03/01/11	64,090	64,089,683

Credit Suisse First Boston (Cayman Islands)(b)	0.14%	03/01/11	700,000	700,000,000

Total Time Deposits (Cost $1,449,089,683)				1,449,089,683

Medium-Term Notes–5.36%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. Medium-Term Notes(a)(b)(d)	1.00%	09/23/11	140,000	140,521,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

European Investment Bank,
Global Bonds(b)	2.63%	05/16/11	$75,000	$75,300,917

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	35,460,802

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.31%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes (United Kingdom)(b)	3.75%	03/09/11	8,500	8,505,583

Sr. Unsec. Gtd. Global Bonds(b)	3.75%	06/27/11	100,000	100,990,625

Lloyds TSB Bank PLC Sr. Unsec. Gtd. Medium-Term Euro Notes(a)(b)	0.95%	12/02/11	105,000	105,498,475

Rabobank Nederland
Sr. Unsec. Notes(a)(b)(d)	0.38%	03/16/12	50,000	50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.51%	08/05/11	65,000	65,056,770

Sr. Unsec. Notes(a)(b)(d)	2.05%	04/07/11	150,000	150,000,000

Royal Bank of Canada Sr. Unsec. Notes(a)(b)(d)	0.30%	04/02/12	200,000	200,000,000

Westpac Banking Corp. Sr. Unsec. Deposit Notes(a)(b)(d)	0.30%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,206,334,461)				1,206,334,461

Call Deposits–1.11%
Alliance & Leicester PLC(a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–97.20% (Cost $21,862,362,794)				21,862,362,794

			Repurchase
			Amount
Repurchase Agreements–2.76%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	311,940,392	311,938,746

Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	309,119,596	309,118,050

Total Repurchase Agreements (Cost $621,056,796)				621,056,796

TOTAL INVESTMENTS(i)(j)–99.96% (Cost $22,483,419,590)				22,483,419,590

OTHER ASSETS LESS LIABILITIES–0.04%				8,059,284

NET ASSETS–100.00%				$22,491,478,874

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; Cayman Islands: 6.4%; Netherlands: 5.6%; other countries less than 5% each: 14.8%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $6,246,579,299, which represented 27.77% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	46.9%

8-30	15.6

31-60	13.3

61-90	13.8

91-180	9.2

181+	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–62.62%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.77%
Atlantis One Funding Corp.(b)(c)	0.25%	04/11/11	$50,000	$49,985,764

Atlantis One Funding Corp.(b)(c)	0.26%	03/11/11	100,000	99,992,778

				149,978,542

Asset-Backed Securities–Consumer Receivables–5.72%
Bryant Park Funding LLC(c)	0.24%	03/09/11	100,000	99,994,667

Salisbury Receivables Co. LLC(c)	0.24%	04/05/11	50,000	49,988,333

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/12/11	30,000	29,991,250

				179,974,250

Asset-Backed Securities–Fully Supported Bank–18.06%
Concord Minutemen Capital Co., LLC Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	110,000	109,964,953

Crown Point Capital Co., LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	03/25/11	85,000	84,980,167

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	04/15/11	95,000	94,964,375

Lexington Parker Capital Co. LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/10/11	100,000	99,990,750

Liberty Street Funding LLC, (CEP–Bank of Nova Scotia)(b)(c)	0.23%	03/09/11	50,000	49,997,445

LMA Americas LLC, (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	0.29%	03/15/11	65,000	64,992,669

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.24%	04/18/11	13,400	13,395,712

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	04/14/11	50,000	49,984,111

				568,270,182

Asset-Backed Securities–Multi-Purpose–7.39%
Atlantic Asset Securitization LLC(c)	0.22%	03/23/11	75,000	74,989,916

Atlantic Asset Securitization LLC(c)	0.24%	03/01/11	35,000	35,000,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/07/11	75,000	74,997,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/08/11	47,662	47,659,776

				232,646,692

Asset-Backed Securities–Securities–7.62%
Aspen Funding Corp.(c)	0.26%	03/21/11	40,000	39,994,222

Newport Funding Corp.(c)	0.26%	03/24/11	50,000	49,991,695

Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/21/11	150,000	149,978,333

				239,964,250

Asset-Backed Securities–Trade Receivables–1.27%
Victory Receivables Corp.(c)	0.26%	03/30/11	39,982	39,973,626

Diversified Banks–15.38%
Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

Credit Agricole CIB North America, Inc.(b)	0.30%	03/01/11	34,000	34,000,000

ING (US) Funding LLC(b)	0.23%	03/02/11	100,000	99,999,361

Royal Bank of Scotland PLC(b)(c)	0.26%	03/01/11	125,000	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.(b)	0.24%	03/01/11	$45,000	$45,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	80,000	79,975,200

				483,969,005

Life & Health Insurance–2.41%
MetLife Short Term Funding LLC(c)	0.23%	03/29/11	75,873	75,859,427

Total Commercial Paper (Cost $1,970,635,974)				1,970,635,974

Variable Rate Demand Notes–18.66%(d)
Credit Enhanced–18.53%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.27%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	7,725	7,725,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/37	7,000	7,000,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/28	6,260	6,260,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.24%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.23%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(e)	0.45%	07/01/41	8,000	8,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	2,400	2,400,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	06/01/37	15,221	15,221,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	6,195	6,195,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.25%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.30%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/35	5,875	5,875,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	43,265	43,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.26%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.25%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/38	6,995	6,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/23	$6,850	$6,850,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.29%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	20,750	20,750,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/24	5,235	5,235,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.28%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/27	100	100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	5,600	5,600,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(e)	0.44%	10/01/21	4,390	4,390,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/30	4,500	4,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.27%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	6,380	6,380,000

				583,361,000

Other Variable Rate Demand Notes–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.17%	12/01/30	4,000	4,000,000

Total Variable Rate Demand Notes (Cost $587,361,000)				587,361,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–7.31%
Bank of Montreal	0.19%	03/14/11	$75,000	$75,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	55,000	55,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.31%	04/01/11	100,000	100,000,000

Total Certificates of Deposit (Cost $230,000,000)				230,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.59% (Cost $2,787,996,974)				2,787,996,974

			Repurchase
			Amount
Repurchase Agreements–11.40%(f)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	68,696,249	68,695,886

BNP Paribas, Joint agreement dated 02/28/11, aggregate maturing value $592,005,920 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $607,597,635; 0%-6.54%, 01/12/12-06/25/43)	0.36%	03/01/11	150,001,500	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $1,000,007,778 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-10.00%, 03/09/11-03/14/51)	0.28%	03/01/11	140,001,089	140,000,000

Total Repurchase Agreements (Cost $358,695,886)				358,695,886

TOTAL INVESTMENTS(g)(h)–99.99% (Cost $3,146,692,860)				3,146,692,860

OTHER ASSETS LESS LIABILITIES–0.01%				375,046

NET ASSETS–100.00%				$3,147,067,906

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdoms: 25.5%; France: 11.9%; Netherlands: 11.8%; Canada: 5.1%; other countries less than 5% each: 0.6%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,627,721,969, which represented 51.72% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	9.4%

Bank Tokyo-MITS	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	45.0%

8-30	36.7

31-60	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.86%
U.S. Treasury Bills–34.86%(a)
U.S. Treasury Bills	0.18%	03/03/11	$250,000	$249,997,500

U.S. Treasury Bills	0.19%	04/07/11	435,000	434,916,159

U.S. Treasury Bills	0.15%	04/14/11	240,000	239,956,000

U.S. Treasury Bills	0.17%	04/14/11	250,000	249,948,819

U.S. Treasury Bills	0.12%	04/15/11	500,000	499,923,750

U.S. Treasury Bills	0.17%	04/21/11	200,000	199,950,417

U.S. Treasury Bills	0.17%	05/05/11	120,000	119,962,733

U.S. Treasury Bills	0.18%	05/05/11	150,000	149,952,604

U.S. Treasury Bills	0.16%	05/12/11	400,000	399,870,600

U.S. Treasury Bills	0.19%	05/12/11	125,000	124,952,500

U.S. Treasury Bills	0.19%	05/19/11	300,000	299,875,575

U.S. Treasury Bills	0.17%	05/26/11	200,000	199,917,345

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,843,111

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,865,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,902,088

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,887,189

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,823,757

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,856,444

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,846,600

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,748,214

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,640,733

Total U.S. Treasury Securities (Cost $4,927,637,138)				4,927,637,138

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.86% (Cost $4,927,637,138)				4,927,637,138

			Repurchase
			Amount
Repurchase Agreements–65.15%(b)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	477,588,537	477,586,149

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value of $1,420,006,706 (collateralized by U.S. Treasury obligations valued at $1,448,400,037; 0%-8.75%, 03/03/11-02/15/41)	0.17%	03/01/11	1,420,006,706	1,420,000,000

BNP Paribas Securities Corp., Agreement dated 02/28/11, maturing value $670,003,164 (collateralized by U.S. Treasury obligations valued at $683,400,004; 0.50%-4.75%, 12/31/11-08/15/17)	0.17%	03/01/11	670,003,164	670,000,000

BNP Paribas Securities Corp., Term agreement dated 01/13/11, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,039; 4.50%-7.25%, 08/15/22-05/15/38)(c)	0.17%	04/13/11	500,212,500	500,000,000

BNP Paribas Securities Corp., Term agreement dated 01/20/11, maturing value $500,225,000 (collateralized by U.S. Treasury obligations valued at $510,000,007; 5.50%-8.13%, 05/15/21-08/15/29)(c)	0.18%	04/20/11	500,225,000	500,000,000

CIBC World Markets Corp., Agreement dated 02/28/11, maturing value of $100,000,472 (collateralized by U.S. Treasury obligations valued at $102,003,858; 0.50%-4.75%, 10/31/11-02/15/41)	0.17%	03/01/11	100,000,472	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	180,000,900	180,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Term agreement dated 01/18/11, maturing value of $500,237,500 (collateralized by U.S. Treasury obligations valued at $510,002,399; 0%, 05/15/11-02/15/41)(c)	0.19%	04/18/11	$500,237,500	$500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/28/11, maturing value of $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,030; 0%-6.13%, 03/24/11-11/15/27)	0.17%	03/01/11	1,000,004,722	1,000,000,000

Goldman, Sachs & Co., Agreement dated 02/28/11, maturing value $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,041; 0%-10.63%, 03/31/11-02/15/31)	0.10%	03/01/11	500,001,389	500,000,000

HSBC Securities (USA) Inc., Agreement dated 02/28/11, maturing value $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,002,954; 0.50%-7.25%, 04/15/11-05/15/39)	0.17%	03/01/11	1,000,004,722	1,000,000,000

JPMorgan Securities Inc., Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. a Treasury obligation valued at $255,001,768; 0.63%, 02/28/13)	0.15%	03/01/11	250,001,042	250,000,000

Merrill Lynch Government Securities, Inc., Agreement dated 02/28/11, maturing value $170,000,803 (collateralized by U.S. Treasury obligations valued at $173,400,041; 1.00%-1.13%, 07/31/11-01/15/12)	0.17%	03/01/11	170,000,803	170,000,000

Morgan Stanley, Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,028; 1.75%-2.13%, 01/15/26-02/15/41)	0.15%	03/01/11	250,001,042	250,000,000

RBC Capital Markets Corp., Agreement dated 02/28/11, maturing value $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,091; 0.63%-1.88%, 02/28/13-09/30/17)	0.17%	03/01/11	250,001,181	250,000,000

RBS Securities Inc., Agreement dated 02/28/11, maturing value $500,002,361 (collateralized by U.S. Treasury obligations valued at $510,003,640; 0.38%-7.63%, 09/30/12-02/15/26)	0.17%	03/01/11	500,002,361	500,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	690,003,259	690,000,000

Wells Fargo Securities, LLC, Agreement dated 02/28/11, maturing value $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,008; 0.38%-4.75%, 04/30/12-02/15/40)	0.18%	03/01/11	250,001,250	250,000,000

Total Repurchase Agreements (Cost $9,207,586,149)				9,207,586,149

TOTAL INVESTMENTS(d)–100.01% (Cost $14,135,223,287)				14,135,223,287

OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,473,253)

NET ASSETS–100.00%				$14,133,750,034

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Treasury Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	63.4%

31-60	15.0

61-90	9.2

91-180	10.0

181+	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.38%
Federal Farm Credit Bank (FFCB)–4.13%
Bonds(a)	0.20%	04/14/11	$60,000	$59,998,531

Bonds(a)	0.23%	08/22/11	40,000	40,000,000

Bonds(a)	0.20%	09/20/11	40,000	39,997,749

Bonds(a)	0.19%	12/16/11	75,000	74,998,510

Disc. Notes(b)	0.28%	11/17/11	75,000	74,845,031

				289,839,821

Federal Home Loan Bank (FHLB)–19.51%
Unsec. Bonds(a)	0.15%	05/16/11	125,000	124,997,348

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.18%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.17%	07/25/11	44,000	43,992,728

Unsec. Bonds(a)	0.18%	09/09/11	50,000	49,986,753

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.21%	09/23/11	85,000	84,990,364

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,992,891

Unsec. Bonds	0.46%	02/22/12	24,000	24,000,000

Unsec. Disc. Notes(b)	0.07%	03/01/11	14,300	14,300,000

Unsec. Disc. Notes(b)	0.17%	03/18/11	202,000	201,983,784

Unsec. Disc. Notes(b)	0.17%	05/11/11	75,000	74,974,854

Unsec. Disc. Notes(b)	0.22%	05/13/11	150,000	149,933,083

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,990,798

Unsec. Global Bonds(a)	0.17%	07/25/11	120,000	119,975,696

				1,369,118,299

Federal Home Loan Mortgage Corp. (FHLMC)–16.91%
Unsec. Disc. Notes(b)	0.17%	03/15/11	90,000	89,994,050

Unsec. Disc. Notes(b)	0.22%	04/04/11	150,000	149,968,833

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,983,958

Unsec. Disc. Notes(b)	0.20%	04/11/11	50,000	49,988,611

Unsec. Disc. Notes(b)	0.25%	04/26/11	50,000	49,980,556

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,953,363

Unsec. Disc. Notes(b)	0.25%	05/17/11	65,000	64,965,243

Unsec. Disc. Notes(b)	0.20%	05/31/11	79,684	79,643,715

Unsec. Disc. Notes(b)	0.21%	05/31/11	26,785	26,771,120

Unsec. Disc. Notes(b)	0.20%	07/05/11	25,000	24,982,500

Unsec. Disc. Notes(b)	0.19%	08/03/11	125,000	124,897,743

Unsec. Disc. Notes(b)	0.17%	08/15/11	50,000	49,960,569

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,924,925

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,935,556

Unsec. Global Notes(a)	0.22%	05/04/11	60,000	59,997,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$50,000	$49,975,126

Unsec. MTN(a)	0.37%	03/09/11	30,000	30,000,870

Unsec. MTN(a)	0.24%	08/05/11	60,000	60,000,884

Unsec. Notes(a)	0.23%	09/26/11	26,000	26,003,068

				1,186,928,584

Federal National Mortgage Association (FNMA)–12.83%
Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,975,975

Unsec. Disc. Notes(b)	0.20%	04/06/11	145,650	145,620,870

Unsec. Disc. Notes(b)	0.23%	04/11/11	85,000	84,977,735

Unsec. Disc. Notes(b)	0.17%	04/13/11	100,000	99,979,694

Unsec. Disc. Notes(b)	0.18%	04/20/11	137,000	136,965,750

Unsec. Disc. Notes(b)	0.20%	05/02/11	100,000	99,965,556

Unsec. Disc. Notes(b)	0.19%	05/04/11	95,000	94,967,911

Unsec. Disc. Notes(b)	0.20%	07/06/11	85,000	84,938,529

Unsec. Disc. Notes(b)	0.17%	08/17/11	62,791	62,740,889

				900,132,909

Total U.S. Government Sponsored Agency Securities (Cost $3,746,019,613)				3,746,019,613

U.S. Treasury Securities–3.20%(b)
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,984,472

U.S. Treasury Bills	0.19%	05/12/11	100,000	99,962,000

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,818,385

Total U.S. Treasury Securities (Cost $224,764,857)				224,764,857

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $3,970,784,470)				3,970,784,470

			Repurchase
			Amount
Repurchase Agreements–43.43%(c)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	117,260,535	117,259,949

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30)	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15)	0.19%	03/01/11	700,003,694	700,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37)	0.18%	03/01/11	100,000,500	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	320,001,600	320,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30)	0.18%	03/01/11	700,003,500	700,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31)	0.19%	03/01/11	450,002,375	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39)	0.19%	03/01/11	$350,001,847	$350,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	60,000,283	60,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36)	0.19%	03/01/11	200,001,055	200,000,000

Total Repurchase Agreements (Cost $3,047,259,949)				3,047,259,949

TOTAL INVESTMENTS(d)–100.01% (Cost $7,018,044,419)				7,018,044,419

OTHER ASSETS LESS LIABILITIES–(.01)%				(792,815)

NET ASSETS–100.00%				$7,017,251,604

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	54.6%

8-30	10.6

31-60	12.6

61-90	11.7

91-180	6.5

181+	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.57%
Federal Farm Credit Bank (FFCB)–3.17%
Bonds(a)	0.20%	04/14/11	$5,000	$4,999,878

Bonds(a)	0.23%	08/22/11	7,050	7,050,000

Bonds(a)	0.20%	09/20/11	5,600	5,599,685

Disc. Notes(b)	0.28%	11/17/11	7,169	7,154,187

				24,803,750

Federal Home Loan Bank (FHLB)–90.40%
Unsec. Bonds(a)	0.15%	05/16/11	10,000	9,999,788

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.18%	05/26/11	1,500	1,499,893

Unsec. Bonds(a)	0.17%	07/25/11	10,000	9,998,347

Unsec. Bonds(a)	0.18%	09/09/11	8,100	8,097,854

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.21%	09/23/11	5,000	4,999,433

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,556

Unsec. Disc. Notes(b)	0.07%	03/01/11	335,700	335,700,000

Unsec. Disc. Notes(b)	0.15%	03/02/11	19,700	19,699,915

Unsec. Disc. Notes(b)	0.10%	03/03/11	25,000	24,999,861

Unsec. Disc. Notes(b)	0.11%	03/09/11	16,000	15,999,609

Unsec. Disc. Notes(b)	0.09%	03/11/11	10,000	9,999,750

Unsec. Disc. Notes(b)	0.11%	03/16/11	30,000	29,998,656

Unsec. Disc. Notes(b)	0.11%	03/23/11	15,000	14,998,946

Unsec. Disc. Notes(b)	0.17%	03/23/11	15,000	14,998,442

Unsec. Disc. Notes(b)	0.12%	03/25/11	25,000	24,998,000

Unsec. Disc. Notes(b)	0.17%	04/08/11	14,000	13,997,488

Unsec. Disc. Notes(b)	0.20%	04/13/11	12,500	12,497,014

Unsec. Disc. Notes(b)	0.13%	04/15/11	25,000	24,995,937

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,388

Unsec. Disc. Notes(b)	0.17%	04/29/11	25,000	24,993,035

Unsec. Disc. Notes(b)	0.18%	05/04/11	15,000	14,995,200

Unsec. Disc. Notes(b)	0.17%	05/11/11	10,000	9,996,647

Unsec. Disc. Notes(b)	0.22%	05/13/11	5,000	4,997,769

Unsec. Disc. Notes(b)	0.20%	05/18/11	4,186	4,184,186

Unsec. Disc. Notes(b)	0.20%	07/13/11	6,900	6,894,863

Unsec. Disc. Notes(b)	0.19%	08/03/11	8,250	8,243,251

Unsec. Disc. Notes(b)	0.17%	08/17/11	15,000	14,988,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.17%	07/25/11	$5,000	$4,998,987

				706,766,844

Total U.S. Government Sponsored Agency Securities (Cost $731,570,594)				731,570,594

U.S. Treasury Securities–6.46%(b)
U.S. Treasury Bills	0.13%	03/24/11	20,000	19,998,352

U.S. Treasury Bills	0.19%	04/07/11	10,000	9,998,099

U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	5,000	4,998,100

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,486,681

Total U.S. Treasury Securities (Cost $50,478,126)				50,478,126

TOTAL INVESTMENTS(c)–100.03% (Cost $782,048,720)				782,048,720

OTHER ASSETS LESS LIABILITIES–(0.03)%				(198,272)

NET ASSETS–100.00%				$781,850,448

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	53.3%

8-30	21.9

31-60	13.0

61-90	6.3

91-180	3.9

181+	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.23%
Arizona–3.07%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.34%	08/01/15	$7,470	$7,470,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.33%	12/01/37	13,725	13,725,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.26%	10/01/25	4,930	4,930,000

				26,125,000

Colorado–5.88%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.27%	02/15/28	1,000	1,000,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.55%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/21	4,670	4,670,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.28%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.33%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.28%	12/01/30	20,150	20,150,000

				50,010,000

Connecticut–0.71%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,062,080

Florida–4.81%
Florida (State of) Development Finance Corp. (The Wellness Community–Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.27%	08/01/34	5,500	5,500,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.26%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/25	5,300	5,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	09/01/29	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	04/01/20	$2,925	$2,925,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.24%	06/01/36	10,100	10,100,000

				40,955,000

Georgia–2.38%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	01/01/21	5,365	5,365,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	01/01/32	2,200	2,200,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	11/15/32	3,920	3,920,000

				20,275,000

Illinois–6.36%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.18%	01/01/37	900	900,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.28%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Subseries 2008B, RB(a)	0.32%	12/01/46	7,000	7,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	09/01/32	3,180	3,180,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	01/15/22	4,400	4,400,000

				54,130,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.35%	08/01/37	1,830	1,830,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	12/01/23	3,850	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/24	$5,700	$5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/39	2,700	2,700,000

				14,080,000

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	11/01/32	500	500,000

				2,270,000

Kansas–1.06%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,801,738

				9,036,738

Kentucky–1.52%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/30	7,300	7,300,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	5,605	5,605,000

				12,905,000

Maryland–0.28%
Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/28	2,390	2,390,000

Michigan–3.09%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	10/15/38	12,000	12,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.27%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	09/01/25	1,600	1,600,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	10/01/31	5,405	5,405,000

				26,335,000

Minnesota–2.04%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	01/01/12	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	$3,000	$3,024,862

Series 2011 A, COP	2.00%	09/01/11	4,000	4,032,764

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,538,295

				17,395,921

Mississippi–1.47%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/37	7,000	7,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.26%	05/01/35	5,500	5,500,000

				12,500,000

Missouri–3.95%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.26%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.28%	12/01/15	3,950	3,950,000

				33,580,000

New Hampshire–1.31%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	06/01/28	3,200	3,200,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/38	3,845	3,845,000

				11,120,000

New Mexico–1.15%
New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	2,745	2,756,599

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,039,297

				9,795,896

New York–0.78%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	10/01/32	6,640	6,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.64%
North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.54%	08/01/14	$2,635	$2,635,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	09/01/27	16,285	16,285,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.26%	12/01/36	9,900	9,900,000

				39,485,000

Ohio–3.89%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	11/01/40	10,325	10,325,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.38%	12/01/32	15,390	15,390,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	12/01/37	2,400	2,400,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	11/01/27	5,000	5,000,000

				33,115,000

Pennsylvania–7.55%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	06/01/35	8,285	8,285,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System);
Series 2002, VRD RB(a)	0.22%	11/15/32	1,600	1,600,000

Series 2005 C, VRD RB(a)	0.19%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.26%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.26%	07/01/38	8,525	8,525,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	04/01/20	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.26%	11/01/34	5,100	5,100,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/27	12,435	12,435,000

				64,268,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–5.18%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/32	$4,785	$4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.47%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina–0.83%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/22	7,100	7,100,000

Tennessee–0.65%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,200	1,200,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	08/01/19	760	760,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.24%	07/01/19	3,600	3,600,000

				5,560,000

Texas–13.00%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,015,356

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.28%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.24%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	02/15/42	4,000	4,000,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.00%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	12,800	12,800,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,033,458

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.52%	05/01/19	9,100	9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.28%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,108,151

				110,676,965

Utah–0.68%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.28%	04/01/42	3,125	3,125,000

				5,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–1.79%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.62%	05/01/29	$15,205	$15,205,000

Virginia–2.21%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.25%	10/01/48	4,000	4,000,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,000	6,013,768

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2011, GO Commercial Paper BAN	0.30%	03/02/11	6,000	6,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.32%	12/01/19	1,190	1,190,000

				18,773,768

Washington–7.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,070,040

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,164,780

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.27%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/22	970	970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	08/01/24	2,400	2,400,000

				63,104,820

West Virginia–0.82%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	01/01/34	7,000	7,000,000

Wisconsin–5.73%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	10/01/42	5,380	5,380,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.25%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/37	5,465	5,465,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.55%	07/01/14	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.35%	08/15/34	$2,010	$2,010,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/30	14,300	14,300,000

				48,750,000

Wyoming–4.07%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.26%	01/01/18	16,165	16,165,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	13,060	13,060,000

				34,685,000

TOTAL INVESTMENTS(f)(g)–100.23% (Cost $853,289,292)				853,289,292

OTHER ASSETS LESS LIABILITIES–(0.23%)				(1,986,169)

NET ASSETS–100.00%				$851,303,123

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $34,500,000, which represented 4.05% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 10.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.6%

Wells Fargo Bank, N.A.	9.8

Bank of America, N.A.	9.2

PNC Bank, N.A.	7.3

U.S. Bank, N.A.	6.8

Portfolio Composition By Maturity

In days, as of 2/28/11

1-7	87.9%

8-30	2.3

31-60	0.7

91-180	3.4

181+	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,862,362,794	$2,787,996,974	$4,927,637,138	$3,970,784,470	$782,048,720	$853,289,292

Repurchase agreements, at value and cost	621,056,796	358,695,886	9,207,586,149	3,047,259,949	—	—

Total investments, at value and cost	22,483,419,590	3,146,692,860	14,135,223,287	7,018,044,419	782,048,720	853,289,292

Cash	2,822,268	—	—	—	—	11,070,452

Receivable for:
Investments sold	2,690,019	1,430,000	—	—	—	205,000

Interest	8,401,456	180,880	353,429	265,150	16,328	819,045

Fund expenses absorbed	407,143	—	930,138	288,293	20,176	51,037

Investment for trustee deferred compensation and retirement plans	566,812	264,771	269,911	113,316	51,976	97,972

Other assets	58,590	168,820	60,874	47,597	27,609	45,821

Total assets	22,498,365,878	3,148,737,331	14,136,837,639	7,018,758,775	782,164,809	865,578,619

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	13,703,075

Amount due custodian	—	—	—	—	125,769	—

Dividends	2,590,265	233,750	205,902	244,263	16,637	39,942

Accrued fees to affiliates	774,103	234,907	1,188,913	419,032	34,086	81,559

Accrued operating expenses	589,371	113,862	334,642	243,223	38,574	47,869

Trustee deferred compensation and retirement plans	2,933,265	1,086,906	1,358,148	600,653	99,295	403,051

Total liabilities	6,887,004	1,669,425	3,087,605	1,507,171	314,361	14,275,496

Net assets applicable to shares outstanding	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

Net assets consist of:
Shares of beneficial interest	$22,488,881,020	$3,145,905,229	$14,131,757,630	$7,016,491,550	$781,783,362	$851,381,701

Undistributed net investment income (loss)	2,523,469	1,159,405	919,681	531,430	55,681	(7)

Undistributed net realized gain (loss)	74,385	3,272	1,072,723	228,624	11,405	(78,571)

	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$17,383,123,758	$1,996,033,555	$4,796,218,899	$4,209,688,861	$714,484,800	$579,537,076

Private Investment Class	$466,928,906	$255,817,705	$872,856,028	$429,159,510	$31,538,901	$93,211,002

Personal Investment Class	$102,598,983	$82,878,046	$206,652,142	$14,335,119	$5,650,940	$4,417,207

Cash Management Class	$2,059,385,533	$462,101,370	$6,122,082,145	$1,102,092,710	$17,110,119	$128,691,406

Reserve Class	$129,481,980	$10,183,588	$100,075,153	$87,404,812	$932,045	$13,290,585

Resource Class	$216,407,570	$89,644,866	$273,225,564	$302,124,363	$12,123,615	$31,442,683

Corporate Class	$2,133,552,144	$250,408,776	$1,762,640,103	$872,446,229	$10,028	$713,164

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,381,177,334	1,996,449,872	4,795,642,967	4,209,283,910	714,412,268	579,530,908

Private Investment Class	466,867,306	255,888,000	872,723,606	429,089,791	31,557,545	93,196,912

Personal Investment Class	102,586,995	82,817,857	206,559,493	14,330,798	5,651,173	4,413,621

Cash Management Class	2,059,051,749	462,063,535	6,121,204,935	1,101,976,768	17,104,220	128,714,750

Reserve Class	129,480,206	10,184,813	100,047,603	87,400,840	930,160	13,288,116

Resource Class	216,368,377	89,615,875	273,152,707	302,073,969	12,120,236	31,440,281

Corporate Class	2,133,443,438	250,390,261	1,762,539,313	872,382,154	10,004	713,619

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$37,077,712	$4,314,472	$11,014,324	$7,824,128	$347,305	$1,511,061

Expenses:
Advisory fees	16,650,376	2,292,926	8,742,298	3,533,900	344,745	1,034,452

Administrative services fees	585,912	298,763	427,750	358,921	75,065	134,459

Custodian fees	403,993	57,330	198,794	213,103	7,182	17,287

Distribution fees:
Private Investment Class	1,504,872	744,662	1,948,089	1,339,654	79,936	243,580

Personal Investment Class	390,841	358,937	662,008	57,327	27,408	20,254

Cash Management Class	1,208,932	249,858	2,107,693	521,793	6,466	70,910

Reserve Class	580,158	38,224	350,797	598,414	5,344	70,038

Resource Class	233,096	120,590	343,925	257,190	12,692	36,538

Corporate Class	383,462	31,602	240,039	155,119	31	131

Transfer agent fees	999,022	137,576	427,897	318,051	17,731	40,972

Trustees’ and officers’ fees and benefits	288,344	44,129	173,521	98,877	11,620	16,157

Registration and filing fees	69,228	40,178	50,606	72,851	36,107	37,507

Other	598,240	120,968	406,445	293,406	52,793	49,864

Total expenses	23,896,476	4,535,743	16,079,862	7,818,606	677,120	1,772,149

Less: Fees waived	(6,077,702)	(1,841,943)	(6,957,450)	(2,161,930)	(411,737)	(540,471)

Net expenses	17,818,774	2,693,800	9,122,412	5,656,676	265,383	1,231,678

Net investment income	19,258,938	1,620,672	1,891,912	2,167,452	81,922	279,383

Net realized gain (loss) from investment securities	48,611	—	261,394	94,495	4,700	(5,582)

Net increase in net assets resulting from operations	$19,307,549	$1,620,672	$2,153,306	$2,261,947	$86,622	$273,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio		Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$19,258,938	$41,344,689	$1,620,672	$3,629,017	$1,891,912	$5,434,686

Net realized gain	48,611	25,776	—	3,272	261,394	310,786

Net increase in net assets resulting from operations	19,307,549	41,370,465	1,620,672	3,632,289	2,153,306	5,745,472

Distributions to shareholders from net investment income:
Institutional Class	(15,655,178)	(31,530,180)	(1,296,332)	(2,765,162)	(1,112,858)	(2,054,316)

Private Investment Class	(60,400)	(206,226)	(29,886)	(97,642)	(78,202)	(250,010)

Personal Investment Class	(10,452)	(33,631)	(9,587)	(40,487)	(17,706)	(53,754)

Cash Management Class	(1,385,570)	(3,282,358)	(154,936)	(420,402)	(423,041)	(2,301,435)

Reserve Class	(11,648)	(29,589)	(770)	(2,525)	(7,038)	(15,259)

Resource Class	(24,626)	(178,336)	(12,095)	(76,679)	(34,493)	(108,104)

Corporate Class	(2,111,064)	(6,084,369)	(117,072)	(226,071)	(218,566)	(651,808)

Total distributions from net investment income	(19,258,938)	(41,344,689)	(1,620,678)	(3,628,968)	(1,891,904)	(5,434,686)

Share transactions–net:
Institutional Class	1,065,978,128	(3,947,256,097)	143,125,230	(720,814,255)	265,621,029	(351,869,785)

Private Investment Class	(242,526,098)	(39,293,459)	(51,166,178)	(122,995,654)	88,518,890	(1,483,613,444)

Personal Investment Class	(8,877,994)	(34,185,294)	(6,099,910)	(92,429,254)	33,220,664	(38,299,452)

Cash Management Class	(567,982,323)	(567,045,577)	10,697,211	(462,695,213)	842,374,919	(6,219,363,410)

Reserve Class	20,509,333	35,953,650	2,149,557	(1,306,574)	48,324,685	22,013,966

Resource Class	(45,013,952)	(538,921,577)	(61,463,647)	(72,423,319)	(136,181,048)	43,981,891

Corporate Class	(1,541,674,689)	(2,404,930,689)	(21,201,987)	137,728,956	208,841,085	(485,776,326)

Net increase (decrease) in net assets resulting from share transactions	(1,319,587,595)	(7,495,679,043)	16,040,276	(1,334,935,313)	1,350,720,224	(8,512,926,560)

Net increase (decrease) in net assets	(1,319,538,984)	(7,495,653,267)	16,040,270	(1,334,931,992)	1,350,981,626	(8,512,615,774)

Net assets:
Beginning of period	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628	12,782,768,408	21,295,384,182

End of period*	$22,491,478,874	$23,811,017,858	$3,147,067,906	$3,131,027,636	$14,133,750,034	$12,782,768,408

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,523,469	$1,159,405	$1,159,411	$919,681	$919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Government & Agency Portfolio		Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$2,167,452	$9,168,708	$81,922	$202,328	$279,383	$627,127

Net realized gain (loss)	94,495	134,129	4,700	6,705	(5,582)	(30,074)

Net increase in net assets resulting from operations	2,261,947	9,302,837	86,622	209,033	273,801	597,053

Distributions to shareholders from net investment income:
Institutional Class	(1,678,123)	(7,254,137)	(74,903)	(171,437)	(247,820)	(469,361)

Private Investment Class	(53,766)	(163,105)	(3,331)	(12,778)	(9,775)	(44,081)

Personal Investment Class	(1,535)	(4,859)	(791)	(2,886)	(542)	(1,823)

Cash Management Class	(112,796)	(626,149)	(1,361)	(5,252)	(15,950)	(69,906)

Reserve Class	(12,013)	(31,338)	(110)	(898)	(1,412)	(4,434)

Resource Class	(25,818)	(112,234)	(1,319)	(8,979)	(3,661)	(29,707)

Corporate Class	(283,407)	(976,886)	(106)	(98)	(227)	(7,818)

Total distributions from net investment income	(2,167,458)	(9,168,708)	(81,921)	(202,328)	(279,387)	(627,130)

Share transactions–net:
Institutional Class	(333,381,768)	(5,271,910,147)	538,811,105	(360,292,542)	(99,546,564)	(150,282,445)

Private Investment Class	(128,853,481)	(223,264,710)	3,115,827	(14,500,490)	(25,707,331)	(87,472,620)

Personal Investment Class	352,585	(3,769,896)	(943,103)	(5,523,164)	(3,097,017)	100,130

Cash Management Class	59,192,137	(882,048,007)	7,300,150	(15,921,040)	436,792	(232,165,646)

Reserve Class	(96,448,971)	44,451,192	88,504	(4,903,731)	(1,451,049)	(88,502)

Resource Class	7,956,664	(192,362,727)	963,186	(6,613,577)	(12,212,983)	(85,418,705)

Corporate Class	(297,645,065)	(628,244,289)	(5,999,998)	5,995,442	179	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	(788,827,899)	(7,157,148,584)	543,335,671	(401,759,102)	(141,577,973)	(601,159,771)

Net increase (decrease) in net assets	(788,733,410)	(7,157,014,455)	543,340,372	(401,752,397)	(141,583,559)	(601,189,848)

Net assets:
Beginning of period	7,805,985,014	14,962,999,469	238,510,076	640,262,473	992,886,682	1,594,076,530

End of period*	$7,017,251,604	$7,805,985,014	$781,850,448	$238,510,076	$851,303,123	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$531,430	$531,436	$55,681	$55,680	$(7)	$(3)

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is

51        Short-Term Investments Trust

not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 Million	Next $250 Million	Over $500 Million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

52        Short-Term Investments Trust

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,048,720

STIC Prime Portfolio	849,038

Treasury Portfolio	2,315,896

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	289,178

Tax-Free Cash Reserve Portfolio	187,135

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$374,507	$196,051	$—	$403,734	$31,310	$—

STIC Prime Portfolio	264,593	204,614	—	28,553	22,505	—

Treasury Portfolio	1,056,574	459,277	1,050,098	296,100	221,829	65,977

Government & Agency Portfolio	635,033	37,205	100,152	480,050	124,751	—

Government TaxAdvantage Portfolio	35,347	19,122	3,433	4,498	8,356	—

Tax-Free Cash Reserve Portfolio	92,395	13,228	15,117	56,686	18,120	4

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

53        Short-Term Investments Trust

  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$601,949	$104,224	$241,786	$75,421	N/A	N/A

STIC Prime Portfolio	297,865	95,716	49,972	4,969	$24,118	N/A

Treasury Portfolio	779,236	176,535	421,539	45,604	68,785	N/A

Government & Agency Portfolio	535,861	15,287	104,359	77,794	51,438	N/A

Government TaxAdvantage Portfolio	39,968	7,309	1,293	695	2,538	N/A

Tax-Free Cash Reserve Portfolio	121,790	5,401	14,182	9,105	7,308	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$22,483,419,590	$—	$22,483,419,590

STIC Prime Portfolio	—	3,146,692,860	—	3,146,692,860

Treasury Portfolio	—	14,135,223,287	—	14,135,223,287

Government & Agency Portfolio	—	7,018,044,419	—	7,018,044,419

Government TaxAdvantage Portfolio	—	782,048,720	—	782,048,720

Tax-Free Cash Reserve Portfolio	—	853,289,292	—	853,289,292

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or

54        Short-Term Investments Trust

portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Liquid Assets Portfolio	$487,529,725	$602,594,806	$—

STIC Prime Portfolio	—	—	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	513,336,603	565,583,926	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2011, the Funds in aggregate paid legal fees of $46,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	58,264,638,720	$58,264,638,720	111,348,098,381	$111,348,098,381

Private Class	1,229,707,616	1,229,707,616	4,634,492,979	4,634,492,979

Personal Class	342,132,111	342,132,111	763,013,240	763,013,240

Cash Management Class	8,231,565,595	8,231,565,595	18,149,320,369	18,149,320,369

Reserve Class	342,049,743	342,049,743	912,834,784	912,834,784

Resource Class	860,171,179	860,171,179	2,401,346,017	2,401,346,017

Corporate Class	9,828,616,568	9,828,616,568	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	6,777,658	6,777,658	11,793,605	11,793,605

Private Class	20,777	20,777	89,801	89,801

Personal Class	8,525	8,525	31,410	31,410

Cash Management Class	895,540	895,540	1,929,450	1,929,450

Reserve Class	11,694	11,694	29,589	29,589

Resource Class	30,167	30,167	178,336	178,336

Corporate Class	940,142	940,142	2,178,748	2,178,748

Reacquired:
Institutional Class	(57,205,438,250)	(57,205,438,250)	(115,307,148,083)	(115,307,148,083)

Private Class	(1,472,254,491)	(1,472,254,491)	(4,673,876,239)	(4,673,876,239)

Personal Class	(351,018,630)	(351,018,630)	(797,229,944)	(797,229,944)

Cash Management	(8,800,443,458)	(8,800,443,458)	(18,718,295,396)	(18,718,295,396)

Reserve Class	(321,552,104)	(321,552,104)	(876,910,723)	(876,910,723)

Resource Class	(905,215,298)	(905,215,298)	(2,940,445,930)	(2,940,445,930)

Corporate Class	(11,371,231,399)	(11,371,231,399)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(1,319,587,595)	$(1,319,587,595)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,258,903,926	$4,258,903,926	8,137,414,192	$8,137,414,192

Private Class	1,047,075,469	1,047,075,469	2,038,753,570	2,038,753,570

Personal Class	1,021,703,706	1,021,703,706	2,113,012,972	2,113,012,972

Cash Management Class	1,174,096,597	1,174,096,597	3,237,866,716	3,237,866,716

Reserve Class	41,111,877	41,111,877	73,594,339	73,594,339

Resource Class	231,383,084	231,383,084	1,363,725,171	1,363,725,171

Corporate Class	535,393,025	535,393,025	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	485,725	485,725	1,065,471	1,065,471

Private Class	17,254	17,254	55,617	55,617

Personal Class	8,228	8,228	39,874	39,874

Cash Management Class	75,368	75,368	191,335	191,335

Reserve Class	291	291	929	929

Resource Class	3,567	3,567	36,766	36,766

Corporate Class	122,179	122,179	190,166	190,166

Reacquired:
Institutional Class	(4,116,264,421)	(4,116,264,421)	(8,859,293,918)	(8,859,293,918)

Private Class	(1,098,258,901)	(1,098,258,901)	(2,161,804,841)	(2,161,804,841)

Personal Class	(1,027,811,844)	(1,027,811,844)	(2,205,482,100)	(2,205,482,100)

Cash Management	(1,163,474,754)	(1,163,474,754)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(38,962,611)	(38,962,611)	(74,901,842)	(74,901,842)

Resource Class	(292,850,298)	(292,850,298)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(556,717,191)	(556,717,191)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	16,040,276	$16,040,276	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	12,018,371,071	$12,018,371,071	26,015,348,319	$26,015,348,319

Private Class	2,734,447,849	2,734,447,849	5,254,723,019	5,254,723,019

Personal Class	806,799,270	806,799,270	1,412,595,956	1,412,595,956

Cash Management Class	15,866,113,247	15,866,113,247	46,154,326,471	46,154,326,471

Reserve Class	279,068,471	279,068,471	483,165,598	483,165,598

Resource Class	583,360,020	583,360,020	1,752,498,428	1,752,498,428

Corporate Class	8,389,623,153	8,389,623,153	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	374,117	374,117	747,041	747,041

Private Class	17,549	17,549	75,219	75,219

Personal Class	16,885	16,885	53,754	53,754

Cash Management Class	69,002	69,002	378,147	378,147

Reserve Class	5,073	5,073	13,500	13,500

Resource Class	23,528	23,528	86,444	86,444

Corporate Class	102,266	102,266	362,782	362,782

Reacquired:
Institutional Class	(11,753,124,159)	(11,753,124,159)	(26,367,965,145)	(26,367,965,145)

Private Class	(2,645,946,508)	(2,645,946,508)	(6,738,411,682)	(6,738,411,682)

Personal Class	(773,595,491)	(773,595,491)	(1,450,949,162)	(1,450,949,162)

Cash Management	(15,023,807,330)	(15,023,807,330)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(230,748,859)	(230,748,859)	(461,165,132)	(461,165,132)

Resource Class	(719,564,596)	(719,564,596)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(8,180,884,334)	(8,180,884,334)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	1,350,720,224	$1,350,720,224	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	32,217,041,199	$32,217,041,199	67,756,450,341	$67,756,450,341

Private Class	1,422,268,550	1,422,268,550	2,696,887,600	2,696,887,600

Personal Class	32,706,294	32,706,294	92,389,908	92,389,908

Cash Management Class	2,304,420,751	2,304,420,751	7,083,908,025	7,083,908,025

Reserve Class	216,734,115	216,734,115	422,419,004	422,419,004

Resource Class	986,348,654	986,348,654	2,822,954,303	2,822,954,303

Corporate Class	3,906,327,512	3,906,327,512	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,005,544	1,005,544	4,390,052	4,390,052

Private Class	12,628	12,628	79,517	79,517

Personal Class	163	163	773	773

Cash Management Class	97,250	97,250	626,149	626,149

Reserve Class	942	942	24,160	24,160

Resource Class	19,966	19,966	79,024	79,024

Corporate Class	156,196	156,196	560,152	560,152

Reacquired:
Institutional Class	(32,551,428,511)	(32,551,428,511)	(73,032,750,540)	(73,032,750,540)

Private Class	(1,551,134,659)	(1,551,134,659)	(2,920,231,827)	(2,920,231,827)

Personal Class	(32,353,872)	(32,353,872)	(96,160,577)	(96,160,577)

Cash Management	(2,245,325,864)	(2,245,325,864)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(313,184,028)	(313,184,028)	(377,991,972)	(377,991,972)

Resource Class	(978,411,956)	(978,411,956)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(4,204,128,773)	(4,204,128,773)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	(788,827,899)	$(788,827,899)	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,256,656,843	$1,256,656,843	1,874,494,393	$1,874,494,393

Private Class	128,246,931	128,246,931	285,652,489	285,652,489

Personal Class	81,898,215	81,898,215	48,028,492	48,028,492

Cash Management Class	12,100,418	12,100,418	15,573,413	15,573,413

Reserve Class	805,931	805,931	31,391,659	31,391,659

Resource Class	9,370,014	9,370,014	63,939,100	63,939,100

Corporate Class	—	—	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	63,828	63,828	171,437	171,437

Private Class	1,715	1,715	5,708	5,708

Cash Management Class	1,156	1,156	5,252	5,252

Reserve Class	105	105	201	201

Resource Class	952	952	2,720	2,720

Corporate Class	65	65	66	66

Reacquired:
Institutional Class	(717,909,566)	(717,909,566)	(2,234,958,372)	(2,234,958,372)

Private Class	(125,132,819)	(125,132,819)	(300,158,687)	(300,158,687)

Personal Class	(82,841,318)	(82,841,318)	(53,551,656)	(53,551,656)

Cash Management	(4,801,424)	(4,801,424)	(31,499,705)	(31,499,705)

Reserve Class	(717,532)	(717,532)	(36,295,591)	(36,295,591)

Resource Class	(8,407,780)	(8,407,780)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	543,335,671	$543,335,671	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	854,624,923	$854,624,924	2,381,530,077	$2,381,530,077

Private Class	91,446,147	91,446,147	242,313,052	242,313,052

Personal Class	4,795,050	4,795,050	13,124,110	13,124,110

Cash Management Class	402,151,966	402,151,965	1,434,961,472	1,434,961,472

Reserve Class	4,163,220	4,163,220	15,733,372	15,733,372

Resource Class	7,140,754,392	7,140,754,392	115,599,863	115,599,863

Corporate Class	30,000,000	30,000,000	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	46,332	46,332	110,090	110,090

Private Class	8,043	8,043	38,670	38,670

Personal Class	158	158	478	478

Cash Management Class	12,608	12,608	52,512	52,512

Reserve Class	1,444	1,444	4,562	4,562

Resource Class	3,048	3,048	24,091	24,091

Corporate Class	179	179	7,818	7,818

Reacquired:
Institutional Class	(954,217,820)	(954,217,820)	(2,531,922,612)	(2,531,922,612)

Private Class	(117,161,521)	(117,161,521)	(329,824,342)	(329,824,342)

Personal Class	(7,892,225)	(7,892,225)	(13,024,458)	(13,024,458)

Cash Management	(401,727,781)	(401,727,781)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(5,615,713)	(5,615,713)	(15,826,436)	(15,826,436)

Resource Class	(7,152,970,424)	(7,152,970,423)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(141,577,974)	$(141,577,973)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Private Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$466,929	0.32	%(c)	0.68	%(c)	0.01	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	3.49	875,556	0.42		0.67		3.34
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.06	885,779	0.42		0.68		4.95
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.26	980,681	0.42		0.68		4.20

STIC Prime Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.01	255,818	0.27	(c)	0.70	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.32	700,843	0.42		0.68		3.16
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.07	632,811	0.42		0.69		4.95
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.28	591,306	0.42		0.69		4.23

Treasury Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	872,856	0.17	(c)	0.68	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.62	1,153,785	0.42		0.68		2.36
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.85	1,250,648	0.42		0.69		4.73
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.06	972,350	0.42		0.70		3.97

Government & Agency Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	429,160	0.20	(c)	0.64	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.12	504,696	0.42		0.64		2.98
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.99	599,041	0.42		0.65		4.88
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.18	518,524	0.42		0.66		4.15

Government TaxAdvantage Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	31,539	0.16	(c)	0.78	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.02	40,540	0.37		0.74		3.05
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	4.95	43,318	0.37		0.80		4.83
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.15	89,063	0.37		0.87		4.06

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	93,211	0.31	(c)	0.79	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.62	300,898	0.47	(d)	0.75	(d)	1.51	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.02	249,372	0.47		0.75		2.98
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.15	185,163	0.47		0.75		3.11
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.27	220,988	0.47		0.77		2.24

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $606,937, $300,333, $785,693, $540,302, $32,239 and $98,240 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Private	Beginning	Ending	Expenses	Ending	Expenses	Annualized
Investment	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.59	$1,023.21	$1.61	0.32%

STIC Prime Portfolio	1,000.00	1,000.10	1.34	1,023.46	1.35	0.27

Treasury Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government & Agency Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.54	1,023.26	1.56	0.31

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at
invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-5	Invesco Distributors, Inc.

Reserve Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
46	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/11
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	28 – 42 days	33 days	59 days	$129.4	million

STIC Prime	10 – 26 days	15 days	15 days	10.1	million

Treasury	31 – 54 days	36 days	36 days	100.0	million

Government & Agency	31 – 52 days	36 days	62 days	87.4	million

Government TaxAdvantage	21 – 52 days	26 days	41 days	932.0	thousand

Tax-Free Cash Reserve	19 – 33 days	25 days	25 days	13.2	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
     As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO,Invesco Fixed Income
3 Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–35.51%
Bank of Nova Scotia	0.26%	03/09/11	$150,000	$150,000,000

Bank of Nova Scotia	0.27%	04/07/11	150,000	150,000,000

Bank of Nova Scotia	0.27%	05/11/11	100,000	100,000,000

Bank of Nova Scotia(a)	0.28%	08/02/11	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	07/21/11	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	08/05/11	150,000	150,000,000

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

Barclays Bank PLC(a)	0.65%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.33%	04/13/11	100,000	100,000,000

BNP Paribas(a)	0.37%	06/09/11	200,000	200,000,000

BNP Paribas(a)	0.45%	10/14/11	400,000	400,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

Caisse de Depots et Consignations (United Kingdom)(b)	0.33%	05/05/11	200,000	199,880,932

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/08/11	150,000	149,988,345

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/10/11	250,000	249,975,025

Commonwealth Bank of Australia	0.28%	05/09/11	150,000	150,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Agricole Corporate & Investment Bank	0.42%	05/20/11	150,000	150,000,000

Credit Suisse	0.30%	04/14/11	159,100	159,109,668

Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	05/10/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	04/26/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.28%	03/11/11	98,000	98,000,948

National Australia Bank Ltd. (United Kingdom)(b)	0.30%	03/07/11	200,000	200,000,167

National Australia Bank Ltd. (United Kingdom)(b)	0.36%	08/11/11	100,000	100,002,259

Nordea Bank Finland PLC	0.28%	03/14/11	150,000	150,000,000

Nordea Bank Finland PLC	0.28%	04/07/11	200,000	200,000,000

Nordea Bank Finland PLC (United Kingdom)(b)	0.39%	06/03/11	150,000	149,845,600

Rabobank Nederland(a)	0.32%	10/12/11	100,000	100,000,000

Rabobank Nederland(a)	0.33%	08/08/11	150,000	150,000,000

Rabobank Nederland(a)	0.34%	01/10/12	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Rabobank Nederland (United Kingdom)(b)	0.32%	03/21/11	150,000	149,972,939

Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000

Royal Bank of Canada(a)	0.31%	02/16/12	150,000	150,000,000

Royal Bank of Canada(a)	0.33%	08/05/11	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Royal Bank of Canada	0.33%	08/15/11	$155,000	$155,000,000

Royal Bank of Canada(a)	0.33%	10/12/11	175,000	175,000,000

Royal Bank of Canada(a)	0.37%	08/12/11	100,000	100,000,000

Societe Generale(a)	0.36%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.28%	04/05/11	200,000	200,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,001,630

Svenska Handelsbanken A.B.	0.31%	04/04/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.31%	05/04/11	100,000	100,002,664

Toronto-Dominion Bank	0.30%	05/11/11	100,000	100,000,000

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Toronto-Dominion Bank(a)	0.34%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.25%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $7,986,780,177)				7,986,780,177

Commercial Paper–30.90%(c)
Asset-Backed Securities–Commercial Loans/Leases–1.78%
Atlantis One Funding Corp.(b)(d)	0.30%	05/13/11	150,000	149,908,750

Atlantis One Funding Corp.(b)(d)	0.30%	06/07/11	150,000	149,877,500

Atlantis One Funding Corp.(b)(d)	0.32%	05/16/11	100,000	99,932,444

				399,718,694

Asset-Backed Securities–Consumer Receivables–7.16%
Amsterdam Funding Corp.(d)	0.25%	03/25/11	100,000	99,983,333

Amsterdam Funding Corp.(d)	0.25%	04/05/11	150,000	149,963,542

Amsterdam Funding Corp.(d)	0.25%	04/13/11	100,000	99,970,139

Old Line Funding LLC(d)	0.26%	05/20/11	100,000	99,942,222

Old Line Funding LLC(d)	0.27%	04/08/11	100,093	100,064,473

Old Line Funding LLC(d)	0.27%	04/12/11	63,939	63,918,859

Sheffield Receivables Corp.(d)	0.27%	04/06/11	100,000	99,973,000

Sheffield Receivables Corp.(d)	0.27%	05/04/11	50,000	49,976,000

Sheffield Receivables Corp.(d)	0.27%	05/10/11	65,500	65,465,612

Sheffield Receivables Corp.(d)	0.28%	04/14/11	65,000	64,977,756

Sheffield Receivables Corp.(d)	0.28%	04/15/11	65,000	64,977,250

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.24%	03/09/11	273,611	273,596,407

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	03/04/11	100,000	99,997,917

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	04/12/11	108,114	108,082,467

Thunder Bay Funding, LLC(d)	0.27%	03/03/11	84,271	84,269,736

Thunder Bay Funding, LLC(d)	0.27%	03/07/11	84,719	84,715,188

				1,609,873,901

Asset-Backed Securities–Fully Supported Bank–2.71%
Crown Point Capital Co., LLC–Series A (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.37%	03/04/11	100,000	99,996,917

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	04/18/11	102,000	101,963,280

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.27%	03/21/11	40,000	39,994,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	03/04/11	$167,000	$166,995,825

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/11/11	100,000	99,965,833

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/15/11	100,000	99,962,500

				608,878,355

Asset-Backed Securities–Multi-Purpose–2.78%
Chariot Funding LLC/Ltd.(d)	0.26%	03/07/11	100,000	99,995,667

Mont Blanc Capital Corp.(b)(d)	0.24%	03/14/11	100,000	99,991,333

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/05/11	100,000	99,972,778

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/28/11	50,000	49,977,444

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	05/11/11	50,000	49,972,389

Nieuw Amsterdam Receivables Corp.(b)(d)	0.39%	06/01/11	75,000	74,925,250

Regency Markets No. 1, LLC(b)(d)	0.25%	03/15/11	150,000	149,985,417

				624,820,278

Asset-Backed Securities–Securities–0.93%
Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/04/11	110,000	109,997,617

Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/07/11	100,000	99,995,666

				209,993,283

Asset-Backed Securities–Trade Receivables–0.24%
Victory Receivables Corp.(d)	0.25%	03/18/11	55,000	54,993,507

Diversified Banks–6.84%
BNZ International Funding Ltd.(b)(d)	0.29%	05/06/11	149,000	148,920,782

Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

ING (U.S.) Funding LLC(b)	0.23%	03/03/11	200,000	199,997,445

Royal Bank of Scotland PLC(b)	0.26%	03/01/11	299,000	299,000,000

Societe Generale North America, Inc.(b)	0.24%	03/01/11	445,000	445,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	120,000	119,962,800

Societe Generale North America, Inc.(b)	0.38%	05/02/11	225,000	224,852,750

				1,537,728,221

Internet Software & Services–0.33%
Google Inc.(d)	0.40%	09/16/11	75,000	74,834,167

Life & Health Insurance–2.27%
MetLife Short Term Funding LLC(d)	0.23%	03/16/11	184,611	184,593,308

MetLife Short Term Funding LLC(d)	0.23%	03/17/11	100,000	99,989,778

MetLife Short Term Funding LLC(d)	0.23%	03/21/11	25,000	24,996,806

MetLife Short Term Funding LLC(d)	0.23%	03/24/11	200,000	199,970,611

				509,550,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Multi-Sector Holdings–1.55%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.27%	04/07/11	$150,000	$149,958,375

Kreditanstalt fuer Wiederaufbau(b)(d)	0.30%	08/15/11	100,000	99,860,833

Kreditanstalt fuer Wiederaufbau(b)(d)	0.33%	07/08/11	100,000	99,881,750

				349,700,958

Municipal Commercial Paper–0.19%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	03/03/11	11,268	11,268,000

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	31,063	31,063,000

				42,331,000

Regional Banks–4.12%
ASB Finance Ltd.(b)(d)	0.27%	05/04/11	100,000	99,952,000

ASB Finance Ltd.(b)(d)	0.30%	03/24/11	100,000	99,980,833

Australia & New Zealand Banking Group Ltd.(d)	0.29%	04/04/11	100,000	99,972,611

Commonwealth Bank of Australia(b)(d)	0.26%	05/16/11	100,000	99,945,111

Commonwealth Bank of Australia(b)(d)	0.27%	05/02/11	124,000	123,942,340

Svenska Handelsbanken, Inc.–Series S(b)	0.29%	05/24/11	154,000	153,895,794

Westpac Banking Corp.(a)(d)	0.31%	11/07/11	150,000	150,000,000

Westpac Banking Corp.(b)(d)	0.33%	08/15/11	100,000	99,846,917

				927,535,606

Total Commercial Paper (Cost $6,949,958,473)				6,949,958,473

Variable Rate Demand Notes–17.88%(a)(f)
Credit Enhanced–17.50%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	1,020	1,020,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	10/01/35	17,450	17,450,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.21%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.25%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(e)	0.27%	12/15/18	7,400	7,400,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.20%	07/01/34	21,930	21,930,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	8,200	8,200,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/33	19,125	19,125,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,350	3,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/14	$4,550	$4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.25%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	900	900,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	34,385	34,385,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/35	9,050	9,050,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/21	12,385	12,385,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.30%	07/01/38	2,000	2,000,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.26%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.28%	06/01/35	15,000	15,000,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/33	3,175	3,175,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	21,400	21,400,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.21%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.18%	01/01/37	18,000	18,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/20	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/24	$14,510	$14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/36	2,500	2,500,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.28%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/16	2,100	2,100,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	1,000	1,000,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/30	30,075	30,075,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/36	7,350	7,350,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.25%	06/15/25	7,540	7,540,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	01/01/26	15,500	15,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	$5,060	$5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	28,970	28,970,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.28%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(e)	0.33%	01/01/29	14,802	14,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(e)	0.23%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/20	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.25%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	3,780	3,780,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.23%	12/01/21	18,500	18,500,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,210	1,210,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.28%	03/01/21	23,500	23,500,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.26%	01/01/18	830	830,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	$10,000	$10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.29%	06/15/25	1,900	1,900,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/19	4,960	4,960,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.25%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.38%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.25%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.22%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.25%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/14	4,045	4,045,000

Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.25%	06/15/31	69,890	69,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.26%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC– Harris N.A.)(d)(e)	0.30%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.26%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	7,200	7,200,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.27%	09/01/24	1,400	1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	1,600	1,600,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.34%	05/01/14	250	250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/29	$3,300	$3,300,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.28%	06/01/17	2,845	2,845,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.28%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.20%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.30%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.27%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(e)	0.45%	07/01/41	5,000	5,000,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.28%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.26%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.31%	05/01/42	2,590	2,590,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.23%	01/01/35	$7,600	$7,600,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/32	9,350	9,350,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.27%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.22%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(e)	0.25%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	7,830	7,830,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.30%	12/01/34	700	700,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(e)	0.33%	09/01/39	730	730,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/33	7,500	7,500,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	06/15/26	9,390	9,390,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/31	12,875	12,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.25%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	03/01/38	8,575	8,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/14	5,035	5,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	$4,480	$4,480,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(e)	0.35%	01/01/33	800	800,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/32	53,840	53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.22%	10/01/38	6,675	6,675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.26%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	03/01/15	1,135	1,135,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/46	5,300	5,300,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/36	22,840	22,840,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/44	5,208	5,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	35,865	35,865,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/40	665	665,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	$20,200	$20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.26%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	01/01/25	3,690	3,690,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/33	14,200	14,200,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(e)	0.25%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.23%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.26%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(d)(e)	0.32%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	3,410	3,410,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/25	9,350	9,350,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.26%	09/01/37	1,320	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.21%	09/15/26	$13,800	$13,800,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(e)	0.29%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.23%	11/01/36	3,125	3,125,000

New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/32	6,000	6,000,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/36	1,940	1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(e)	0.29%	06/01/38	5,595	5,595,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,030	9,030,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/39	41,100	41,100,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/17	9,055	9,055,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	8,075	8,075,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.24%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	12/01/27	12,050	12,050,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.39%	12/01/27	255	255,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	8,875	8,875,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.30%	09/01/36	$860	$860,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.45%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	08/01/34	70,000	70,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.25%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	1,740	1,740,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/29	15,505	15,505,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.28%	10/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.31%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(e)	0.25%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	53,175	53,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	9,965	9,965,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/01/27	11,020	11,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.26%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(e)	0.39%	07/01/40	$690	$690,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,900	3,900,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC–U.S. Bank, N.A.)(d)(e)	0.35%	03/01/16	3,590	3,590,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.24%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/36	6,630	6,630,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.25%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/32	35,090	35,090,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.33%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.24%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.25%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.27%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.29%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	11,500	11,500,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.36%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.25%	06/01/38	8,100	8,100,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(e)	0.24%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.28%	05/01/42	6,845	6,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.23%	07/01/33	$18,635	$18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.27%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.29%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.41%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.23%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/30	20,700	20,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.25%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.26%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.25%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	04/01/22	7,770	7,770,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(e)	0.25%	12/01/42	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/24	$7,715	$7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/35	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	08/01/30	6,000	6,000,000

				3,935,995,000

Other Variable Rate Demand Notes–0.38%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	7,640	7,640,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.19%	12/01/30	2,900	2,900,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.20%	12/01/30	50,000	50,000,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				84,205,000

Total Variable Rate Demand Notes (Cost $4,020,200,000)				4,020,200,000

Time Deposits–6.44%
Barclays Bank PLC (Cayman Islands)(b)	0.13%	03/01/11	450,000	450,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(b)	0.13%	03/01/11	235,000	235,000,000

Chase Bank U.S.A., N.A. (Cayman Islands)(b)	0.13%	03/01/11	64,090	64,089,683

Credit Suisse First Boston (Cayman Islands)(b)	0.14%	03/01/11	700,000	700,000,000

Total Time Deposits (Cost $1,449,089,683)				1,449,089,683

Medium-Term Notes–5.36%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. Medium-Term Notes(a)(b)(d)	1.00%	09/23/11	140,000	140,521,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

European Investment Bank,
Global Bonds(b)	2.63%	05/16/11	$75,000	$75,300,917

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	35,460,802

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.31%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes (United Kingdom)(b)	3.75%	03/09/11	8,500	8,505,583

Sr. Unsec. Gtd. Global Bonds(b)	3.75%	06/27/11	100,000	100,990,625

Lloyds TSB Bank PLC Sr. Unsec. Gtd. Medium-Term Euro Notes(a)(b)	0.95%	12/02/11	105,000	105,498,475

Rabobank Nederland
Sr. Unsec. Notes(a)(b)(d)	0.38%	03/16/12	50,000	50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.51%	08/05/11	65,000	65,056,770

Sr. Unsec. Notes(a)(b)(d)	2.05%	04/07/11	150,000	150,000,000

Royal Bank of Canada Sr. Unsec. Notes(a)(b)(d)	0.30%	04/02/12	200,000	200,000,000

Westpac Banking Corp. Sr. Unsec. Deposit Notes(a)(b)(d)	0.30%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,206,334,461)				1,206,334,461

Call Deposits–1.11%
Alliance & Leicester PLC(a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–97.20% (Cost $21,862,362,794)				21,862,362,794

			Repurchase
			Amount
Repurchase Agreements–2.76%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	311,940,392	311,938,746

Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	309,119,596	309,118,050

Total Repurchase Agreements (Cost $621,056,796)				621,056,796

TOTAL INVESTMENTS(i)(j)–99.96% (Cost $22,483,419,590)				22,483,419,590

OTHER ASSETS LESS LIABILITIES–0.04%				8,059,284

NET ASSETS–100.00%				$22,491,478,874

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; Cayman Islands: 6.4%; Netherlands: 5.6%; other countries less than 5% each: 14.8%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $6,246,579,299, which represented 27.77% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	46.9%

8-30	15.6

31-60	13.3

61-90	13.8

91-180	9.2

181+	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–62.62%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.77%
Atlantis One Funding Corp.(b)(c)	0.25%	04/11/11	$50,000	$49,985,764

Atlantis One Funding Corp.(b)(c)	0.26%	03/11/11	100,000	99,992,778

				149,978,542

Asset-Backed Securities–Consumer Receivables–5.72%
Bryant Park Funding LLC(c)	0.24%	03/09/11	100,000	99,994,667

Salisbury Receivables Co. LLC(c)	0.24%	04/05/11	50,000	49,988,333

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/12/11	30,000	29,991,250

				179,974,250

Asset-Backed Securities–Fully Supported Bank–18.06%
Concord Minutemen Capital Co., LLC Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	110,000	109,964,953

Crown Point Capital Co., LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	03/25/11	85,000	84,980,167

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	04/15/11	95,000	94,964,375

Lexington Parker Capital Co. LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/10/11	100,000	99,990,750

Liberty Street Funding LLC, (CEP–Bank of Nova Scotia)(b)(c)	0.23%	03/09/11	50,000	49,997,445

LMA Americas LLC, (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	0.29%	03/15/11	65,000	64,992,669

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.24%	04/18/11	13,400	13,395,712

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	04/14/11	50,000	49,984,111

				568,270,182

Asset-Backed Securities–Multi-Purpose–7.39%
Atlantic Asset Securitization LLC(c)	0.22%	03/23/11	75,000	74,989,916

Atlantic Asset Securitization LLC(c)	0.24%	03/01/11	35,000	35,000,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/07/11	75,000	74,997,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/08/11	47,662	47,659,776

				232,646,692

Asset-Backed Securities–Securities–7.62%
Aspen Funding Corp.(c)	0.26%	03/21/11	40,000	39,994,222

Newport Funding Corp.(c)	0.26%	03/24/11	50,000	49,991,695

Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/21/11	150,000	149,978,333

				239,964,250

Asset-Backed Securities–Trade Receivables–1.27%
Victory Receivables Corp.(c)	0.26%	03/30/11	39,982	39,973,626

Diversified Banks–15.38%
Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

Credit Agricole CIB North America, Inc.(b)	0.30%	03/01/11	34,000	34,000,000

ING (US) Funding LLC(b)	0.23%	03/02/11	100,000	99,999,361

Royal Bank of Scotland PLC(b)(c)	0.26%	03/01/11	125,000	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.(b)	0.24%	03/01/11	$45,000	$45,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	80,000	79,975,200

				483,969,005

Life & Health Insurance–2.41%
MetLife Short Term Funding LLC(c)	0.23%	03/29/11	75,873	75,859,427

Total Commercial Paper (Cost $1,970,635,974)				1,970,635,974

Variable Rate Demand Notes–18.66%(d)
Credit Enhanced–18.53%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.27%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	7,725	7,725,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/37	7,000	7,000,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/28	6,260	6,260,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.24%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.23%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(e)	0.45%	07/01/41	8,000	8,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	2,400	2,400,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	06/01/37	15,221	15,221,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	6,195	6,195,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.25%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.30%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/35	5,875	5,875,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	43,265	43,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.26%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.25%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/38	6,995	6,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/23	$6,850	$6,850,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.29%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	20,750	20,750,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/24	5,235	5,235,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.28%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/27	100	100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	5,600	5,600,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(e)	0.44%	10/01/21	4,390	4,390,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/30	4,500	4,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.27%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	6,380	6,380,000

				583,361,000

Other Variable Rate Demand Notes–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.17%	12/01/30	4,000	4,000,000

Total Variable Rate Demand Notes (Cost $587,361,000)				587,361,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–7.31%
Bank of Montreal	0.19%	03/14/11	$75,000	$75,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	55,000	55,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.31%	04/01/11	100,000	100,000,000

Total Certificates of Deposit (Cost $230,000,000)				230,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.59% (Cost $2,787,996,974)				2,787,996,974

			Repurchase
			Amount
Repurchase Agreements–11.40%(f)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	68,696,249	68,695,886

BNP Paribas, Joint agreement dated 02/28/11, aggregate maturing value $592,005,920 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $607,597,635; 0%-6.54%, 01/12/12-06/25/43)	0.36%	03/01/11	150,001,500	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $1,000,007,778 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-10.00%, 03/09/11-03/14/51)	0.28%	03/01/11	140,001,089	140,000,000

Total Repurchase Agreements (Cost $358,695,886)				358,695,886

TOTAL INVESTMENTS(g)(h)–99.99% (Cost $3,146,692,860)				3,146,692,860

OTHER ASSETS LESS LIABILITIES–0.01%				375,046

NET ASSETS–100.00%				$3,147,067,906

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdoms: 25.5%; France: 11.9%; Netherlands: 11.8%; Canada: 5.1%; other countries less than 5% each: 0.6%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,627,721,969, which represented 51.72% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	9.4%

Bank Tokyo-MITS	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	45.0%

8-30	36.7

31-60	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.86%
U.S. Treasury Bills–34.86%(a)
U.S. Treasury Bills	0.18%	03/03/11	$250,000	$249,997,500

U.S. Treasury Bills	0.19%	04/07/11	435,000	434,916,159

U.S. Treasury Bills	0.15%	04/14/11	240,000	239,956,000

U.S. Treasury Bills	0.17%	04/14/11	250,000	249,948,819

U.S. Treasury Bills	0.12%	04/15/11	500,000	499,923,750

U.S. Treasury Bills	0.17%	04/21/11	200,000	199,950,417

U.S. Treasury Bills	0.17%	05/05/11	120,000	119,962,733

U.S. Treasury Bills	0.18%	05/05/11	150,000	149,952,604

U.S. Treasury Bills	0.16%	05/12/11	400,000	399,870,600

U.S. Treasury Bills	0.19%	05/12/11	125,000	124,952,500

U.S. Treasury Bills	0.19%	05/19/11	300,000	299,875,575

U.S. Treasury Bills	0.17%	05/26/11	200,000	199,917,345

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,843,111

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,865,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,902,088

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,887,189

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,823,757

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,856,444

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,846,600

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,748,214

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,640,733

Total U.S. Treasury Securities (Cost $4,927,637,138)				4,927,637,138

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.86% (Cost $4,927,637,138)				4,927,637,138

			Repurchase
			Amount
Repurchase Agreements–65.15%(b)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	477,588,537	477,586,149

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value of $1,420,006,706 (collateralized by U.S. Treasury obligations valued at $1,448,400,037; 0%-8.75%, 03/03/11-02/15/41)	0.17%	03/01/11	1,420,006,706	1,420,000,000

BNP Paribas Securities Corp., Agreement dated 02/28/11, maturing value $670,003,164 (collateralized by U.S. Treasury obligations valued at $683,400,004; 0.50%-4.75%, 12/31/11-08/15/17)	0.17%	03/01/11	670,003,164	670,000,000

BNP Paribas Securities Corp., Term agreement dated 01/13/11, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,039; 4.50%-7.25%, 08/15/22-05/15/38)(c)	0.17%	04/13/11	500,212,500	500,000,000

BNP Paribas Securities Corp., Term agreement dated 01/20/11, maturing value $500,225,000 (collateralized by U.S. Treasury obligations valued at $510,000,007; 5.50%-8.13%, 05/15/21-08/15/29)(c)	0.18%	04/20/11	500,225,000	500,000,000

CIBC World Markets Corp., Agreement dated 02/28/11, maturing value of $100,000,472 (collateralized by U.S. Treasury obligations valued at $102,003,858; 0.50%-4.75%, 10/31/11-02/15/41)	0.17%	03/01/11	100,000,472	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	180,000,900	180,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Term agreement dated 01/18/11, maturing value of $500,237,500 (collateralized by U.S. Treasury obligations valued at $510,002,399; 0%, 05/15/11-02/15/41)(c)	0.19%	04/18/11	$500,237,500	$500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/28/11, maturing value of $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,030; 0%-6.13%, 03/24/11-11/15/27)	0.17%	03/01/11	1,000,004,722	1,000,000,000

Goldman, Sachs & Co., Agreement dated 02/28/11, maturing value $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,041; 0%-10.63%, 03/31/11-02/15/31)	0.10%	03/01/11	500,001,389	500,000,000

HSBC Securities (USA) Inc., Agreement dated 02/28/11, maturing value $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,002,954; 0.50%-7.25%, 04/15/11-05/15/39)	0.17%	03/01/11	1,000,004,722	1,000,000,000

JPMorgan Securities Inc., Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. a Treasury obligation valued at $255,001,768; 0.63%, 02/28/13)	0.15%	03/01/11	250,001,042	250,000,000

Merrill Lynch Government Securities, Inc., Agreement dated 02/28/11, maturing value $170,000,803 (collateralized by U.S. Treasury obligations valued at $173,400,041; 1.00%-1.13%, 07/31/11-01/15/12)	0.17%	03/01/11	170,000,803	170,000,000

Morgan Stanley, Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,028; 1.75%-2.13%, 01/15/26-02/15/41)	0.15%	03/01/11	250,001,042	250,000,000

RBC Capital Markets Corp., Agreement dated 02/28/11, maturing value $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,091; 0.63%-1.88%, 02/28/13-09/30/17)	0.17%	03/01/11	250,001,181	250,000,000

RBS Securities Inc., Agreement dated 02/28/11, maturing value $500,002,361 (collateralized by U.S. Treasury obligations valued at $510,003,640; 0.38%-7.63%, 09/30/12-02/15/26)	0.17%	03/01/11	500,002,361	500,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	690,003,259	690,000,000

Wells Fargo Securities, LLC, Agreement dated 02/28/11, maturing value $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,008; 0.38%-4.75%, 04/30/12-02/15/40)	0.18%	03/01/11	250,001,250	250,000,000

Total Repurchase Agreements (Cost $9,207,586,149)				9,207,586,149

TOTAL INVESTMENTS(d)–100.01% (Cost $14,135,223,287)				14,135,223,287

OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,473,253)

NET ASSETS–100.00%				$14,133,750,034

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Treasury Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	63.4%

31-60	15.0

61-90	9.2

91-180	10.0

181+	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.38%
Federal Farm Credit Bank (FFCB)–4.13%
Bonds(a)	0.20%	04/14/11	$60,000	$59,998,531

Bonds(a)	0.23%	08/22/11	40,000	40,000,000

Bonds(a)	0.20%	09/20/11	40,000	39,997,749

Bonds(a)	0.19%	12/16/11	75,000	74,998,510

Disc. Notes(b)	0.28%	11/17/11	75,000	74,845,031

				289,839,821

Federal Home Loan Bank (FHLB)–19.51%
Unsec. Bonds(a)	0.15%	05/16/11	125,000	124,997,348

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.18%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.17%	07/25/11	44,000	43,992,728

Unsec. Bonds(a)	0.18%	09/09/11	50,000	49,986,753

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.21%	09/23/11	85,000	84,990,364

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,992,891

Unsec. Bonds	0.46%	02/22/12	24,000	24,000,000

Unsec. Disc. Notes(b)	0.07%	03/01/11	14,300	14,300,000

Unsec. Disc. Notes(b)	0.17%	03/18/11	202,000	201,983,784

Unsec. Disc. Notes(b)	0.17%	05/11/11	75,000	74,974,854

Unsec. Disc. Notes(b)	0.22%	05/13/11	150,000	149,933,083

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,990,798

Unsec. Global Bonds(a)	0.17%	07/25/11	120,000	119,975,696

				1,369,118,299

Federal Home Loan Mortgage Corp. (FHLMC)–16.91%
Unsec. Disc. Notes(b)	0.17%	03/15/11	90,000	89,994,050

Unsec. Disc. Notes(b)	0.22%	04/04/11	150,000	149,968,833

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,983,958

Unsec. Disc. Notes(b)	0.20%	04/11/11	50,000	49,988,611

Unsec. Disc. Notes(b)	0.25%	04/26/11	50,000	49,980,556

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,953,363

Unsec. Disc. Notes(b)	0.25%	05/17/11	65,000	64,965,243

Unsec. Disc. Notes(b)	0.20%	05/31/11	79,684	79,643,715

Unsec. Disc. Notes(b)	0.21%	05/31/11	26,785	26,771,120

Unsec. Disc. Notes(b)	0.20%	07/05/11	25,000	24,982,500

Unsec. Disc. Notes(b)	0.19%	08/03/11	125,000	124,897,743

Unsec. Disc. Notes(b)	0.17%	08/15/11	50,000	49,960,569

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,924,925

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,935,556

Unsec. Global Notes(a)	0.22%	05/04/11	60,000	59,997,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$50,000	$49,975,126

Unsec. MTN(a)	0.37%	03/09/11	30,000	30,000,870

Unsec. MTN(a)	0.24%	08/05/11	60,000	60,000,884

Unsec. Notes(a)	0.23%	09/26/11	26,000	26,003,068

				1,186,928,584

Federal National Mortgage Association (FNMA)–12.83%
Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,975,975

Unsec. Disc. Notes(b)	0.20%	04/06/11	145,650	145,620,870

Unsec. Disc. Notes(b)	0.23%	04/11/11	85,000	84,977,735

Unsec. Disc. Notes(b)	0.17%	04/13/11	100,000	99,979,694

Unsec. Disc. Notes(b)	0.18%	04/20/11	137,000	136,965,750

Unsec. Disc. Notes(b)	0.20%	05/02/11	100,000	99,965,556

Unsec. Disc. Notes(b)	0.19%	05/04/11	95,000	94,967,911

Unsec. Disc. Notes(b)	0.20%	07/06/11	85,000	84,938,529

Unsec. Disc. Notes(b)	0.17%	08/17/11	62,791	62,740,889

				900,132,909

Total U.S. Government Sponsored Agency Securities (Cost $3,746,019,613)				3,746,019,613

U.S. Treasury Securities–3.20%(b)
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,984,472

U.S. Treasury Bills	0.19%	05/12/11	100,000	99,962,000

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,818,385

Total U.S. Treasury Securities (Cost $224,764,857)				224,764,857

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $3,970,784,470)				3,970,784,470

			Repurchase
			Amount
Repurchase Agreements–43.43%(c)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	117,260,535	117,259,949

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30)	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15)	0.19%	03/01/11	700,003,694	700,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37)	0.18%	03/01/11	100,000,500	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	320,001,600	320,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30)	0.18%	03/01/11	700,003,500	700,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31)	0.19%	03/01/11	450,002,375	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39)	0.19%	03/01/11	$350,001,847	$350,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	60,000,283	60,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36)	0.19%	03/01/11	200,001,055	200,000,000

Total Repurchase Agreements (Cost $3,047,259,949)				3,047,259,949

TOTAL INVESTMENTS(d)–100.01% (Cost $7,018,044,419)				7,018,044,419

OTHER ASSETS LESS LIABILITIES–(.01)%				(792,815)

NET ASSETS–100.00%				$7,017,251,604

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	54.6%

8-30	10.6

31-60	12.6

61-90	11.7

91-180	6.5

181+	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.57%
Federal Farm Credit Bank (FFCB)–3.17%
Bonds(a)	0.20%	04/14/11	$5,000	$4,999,878

Bonds(a)	0.23%	08/22/11	7,050	7,050,000

Bonds(a)	0.20%	09/20/11	5,600	5,599,685

Disc. Notes(b)	0.28%	11/17/11	7,169	7,154,187

				24,803,750

Federal Home Loan Bank (FHLB)–90.40%
Unsec. Bonds(a)	0.15%	05/16/11	10,000	9,999,788

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.18%	05/26/11	1,500	1,499,893

Unsec. Bonds(a)	0.17%	07/25/11	10,000	9,998,347

Unsec. Bonds(a)	0.18%	09/09/11	8,100	8,097,854

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.21%	09/23/11	5,000	4,999,433

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,556

Unsec. Disc. Notes(b)	0.07%	03/01/11	335,700	335,700,000

Unsec. Disc. Notes(b)	0.15%	03/02/11	19,700	19,699,915

Unsec. Disc. Notes(b)	0.10%	03/03/11	25,000	24,999,861

Unsec. Disc. Notes(b)	0.11%	03/09/11	16,000	15,999,609

Unsec. Disc. Notes(b)	0.09%	03/11/11	10,000	9,999,750

Unsec. Disc. Notes(b)	0.11%	03/16/11	30,000	29,998,656

Unsec. Disc. Notes(b)	0.11%	03/23/11	15,000	14,998,946

Unsec. Disc. Notes(b)	0.17%	03/23/11	15,000	14,998,442

Unsec. Disc. Notes(b)	0.12%	03/25/11	25,000	24,998,000

Unsec. Disc. Notes(b)	0.17%	04/08/11	14,000	13,997,488

Unsec. Disc. Notes(b)	0.20%	04/13/11	12,500	12,497,014

Unsec. Disc. Notes(b)	0.13%	04/15/11	25,000	24,995,937

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,388

Unsec. Disc. Notes(b)	0.17%	04/29/11	25,000	24,993,035

Unsec. Disc. Notes(b)	0.18%	05/04/11	15,000	14,995,200

Unsec. Disc. Notes(b)	0.17%	05/11/11	10,000	9,996,647

Unsec. Disc. Notes(b)	0.22%	05/13/11	5,000	4,997,769

Unsec. Disc. Notes(b)	0.20%	05/18/11	4,186	4,184,186

Unsec. Disc. Notes(b)	0.20%	07/13/11	6,900	6,894,863

Unsec. Disc. Notes(b)	0.19%	08/03/11	8,250	8,243,251

Unsec. Disc. Notes(b)	0.17%	08/17/11	15,000	14,988,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.17%	07/25/11	$5,000	$4,998,987

				706,766,844

Total U.S. Government Sponsored Agency Securities (Cost $731,570,594)				731,570,594

U.S. Treasury Securities–6.46%(b)
U.S. Treasury Bills	0.13%	03/24/11	20,000	19,998,352

U.S. Treasury Bills	0.19%	04/07/11	10,000	9,998,099

U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	5,000	4,998,100

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,486,681

Total U.S. Treasury Securities (Cost $50,478,126)				50,478,126

TOTAL INVESTMENTS(c)–100.03% (Cost $782,048,720)				782,048,720

OTHER ASSETS LESS LIABILITIES–(0.03)%				(198,272)

NET ASSETS–100.00%				$781,850,448

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	53.3%

8-30	21.9

31-60	13.0

61-90	6.3

91-180	3.9

181+	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.23%
Arizona–3.07%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.34%	08/01/15	$7,470	$7,470,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.33%	12/01/37	13,725	13,725,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.26%	10/01/25	4,930	4,930,000

				26,125,000

Colorado–5.88%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.27%	02/15/28	1,000	1,000,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.55%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/21	4,670	4,670,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.28%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.33%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.28%	12/01/30	20,150	20,150,000

				50,010,000

Connecticut–0.71%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,062,080

Florida–4.81%
Florida (State of) Development Finance Corp. (The Wellness Community–Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.27%	08/01/34	5,500	5,500,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.26%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/25	5,300	5,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	09/01/29	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	04/01/20	$2,925	$2,925,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.24%	06/01/36	10,100	10,100,000

				40,955,000

Georgia–2.38%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	01/01/21	5,365	5,365,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	01/01/32	2,200	2,200,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	11/15/32	3,920	3,920,000

				20,275,000

Illinois–6.36%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.18%	01/01/37	900	900,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.28%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Subseries 2008B, RB(a)	0.32%	12/01/46	7,000	7,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	09/01/32	3,180	3,180,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	01/15/22	4,400	4,400,000

				54,130,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.35%	08/01/37	1,830	1,830,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	12/01/23	3,850	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/24	$5,700	$5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/39	2,700	2,700,000

				14,080,000

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	11/01/32	500	500,000

				2,270,000

Kansas–1.06%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,801,738

				9,036,738

Kentucky–1.52%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/30	7,300	7,300,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	5,605	5,605,000

				12,905,000

Maryland–0.28%
Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/28	2,390	2,390,000

Michigan–3.09%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	10/15/38	12,000	12,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.27%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	09/01/25	1,600	1,600,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	10/01/31	5,405	5,405,000

				26,335,000

Minnesota–2.04%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	01/01/12	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	$3,000	$3,024,862

Series 2011 A, COP	2.00%	09/01/11	4,000	4,032,764

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,538,295

				17,395,921

Mississippi–1.47%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/37	7,000	7,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.26%	05/01/35	5,500	5,500,000

				12,500,000

Missouri–3.95%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.26%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.28%	12/01/15	3,950	3,950,000

				33,580,000

New Hampshire–1.31%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	06/01/28	3,200	3,200,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/38	3,845	3,845,000

				11,120,000

New Mexico–1.15%
New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	2,745	2,756,599

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,039,297

				9,795,896

New York–0.78%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	10/01/32	6,640	6,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.64%
North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.54%	08/01/14	$2,635	$2,635,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	09/01/27	16,285	16,285,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.26%	12/01/36	9,900	9,900,000

				39,485,000

Ohio–3.89%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	11/01/40	10,325	10,325,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.38%	12/01/32	15,390	15,390,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	12/01/37	2,400	2,400,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	11/01/27	5,000	5,000,000

				33,115,000

Pennsylvania–7.55%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	06/01/35	8,285	8,285,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System);
Series 2002, VRD RB(a)	0.22%	11/15/32	1,600	1,600,000

Series 2005 C, VRD RB(a)	0.19%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.26%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.26%	07/01/38	8,525	8,525,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	04/01/20	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.26%	11/01/34	5,100	5,100,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/27	12,435	12,435,000

				64,268,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–5.18%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/32	$4,785	$4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.47%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina–0.83%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/22	7,100	7,100,000

Tennessee–0.65%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,200	1,200,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	08/01/19	760	760,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.24%	07/01/19	3,600	3,600,000

				5,560,000

Texas–13.00%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,015,356

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.28%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.24%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	02/15/42	4,000	4,000,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.00%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	12,800	12,800,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,033,458

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.52%	05/01/19	9,100	9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.28%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,108,151

				110,676,965

Utah–0.68%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.28%	04/01/42	3,125	3,125,000

				5,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–1.79%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.62%	05/01/29	$15,205	$15,205,000

Virginia–2.21%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.25%	10/01/48	4,000	4,000,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,000	6,013,768

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2011, GO Commercial Paper BAN	0.30%	03/02/11	6,000	6,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.32%	12/01/19	1,190	1,190,000

				18,773,768

Washington–7.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,070,040

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,164,780

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.27%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/22	970	970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	08/01/24	2,400	2,400,000

				63,104,820

West Virginia–0.82%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	01/01/34	7,000	7,000,000

Wisconsin–5.73%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	10/01/42	5,380	5,380,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.25%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/37	5,465	5,465,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.55%	07/01/14	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.35%	08/15/34	$2,010	$2,010,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/30	14,300	14,300,000

				48,750,000

Wyoming–4.07%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.26%	01/01/18	16,165	16,165,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	13,060	13,060,000

				34,685,000

TOTAL INVESTMENTS(f)(g)–100.23% (Cost $853,289,292)				853,289,292

OTHER ASSETS LESS LIABILITIES–(0.23%)				(1,986,169)

NET ASSETS–100.00%				$851,303,123

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $34,500,000, which represented 4.05% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 10.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.6%

Wells Fargo Bank, N.A.	9.8

Bank of America, N.A.	9.2

PNC Bank, N.A.	7.3

U.S. Bank, N.A.	6.8

Portfolio Composition By Maturity

In days, as of 2/28/11

1-7	87.9%

8-30	2.3

31-60	0.7

91-180	3.4

181+	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,862,362,794	$2,787,996,974	$4,927,637,138	$3,970,784,470	$782,048,720	$853,289,292

Repurchase agreements, at value and cost	621,056,796	358,695,886	9,207,586,149	3,047,259,949	—	—

Total investments, at value and cost	22,483,419,590	3,146,692,860	14,135,223,287	7,018,044,419	782,048,720	853,289,292

Cash	2,822,268	—	—	—	—	11,070,452

Receivable for:
Investments sold	2,690,019	1,430,000	—	—	—	205,000

Interest	8,401,456	180,880	353,429	265,150	16,328	819,045

Fund expenses absorbed	407,143	—	930,138	288,293	20,176	51,037

Investment for trustee deferred compensation and retirement plans	566,812	264,771	269,911	113,316	51,976	97,972

Other assets	58,590	168,820	60,874	47,597	27,609	45,821

Total assets	22,498,365,878	3,148,737,331	14,136,837,639	7,018,758,775	782,164,809	865,578,619

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	13,703,075

Amount due custodian	—	—	—	—	125,769	—

Dividends	2,590,265	233,750	205,902	244,263	16,637	39,942

Accrued fees to affiliates	774,103	234,907	1,188,913	419,032	34,086	81,559

Accrued operating expenses	589,371	113,862	334,642	243,223	38,574	47,869

Trustee deferred compensation and retirement plans	2,933,265	1,086,906	1,358,148	600,653	99,295	403,051

Total liabilities	6,887,004	1,669,425	3,087,605	1,507,171	314,361	14,275,496

Net assets applicable to shares outstanding	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

Net assets consist of:
Shares of beneficial interest	$22,488,881,020	$3,145,905,229	$14,131,757,630	$7,016,491,550	$781,783,362	$851,381,701

Undistributed net investment income (loss)	2,523,469	1,159,405	919,681	531,430	55,681	(7)

Undistributed net realized gain (loss)	74,385	3,272	1,072,723	228,624	11,405	(78,571)

	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$17,383,123,758	$1,996,033,555	$4,796,218,899	$4,209,688,861	$714,484,800	$579,537,076

Private Investment Class	$466,928,906	$255,817,705	$872,856,028	$429,159,510	$31,538,901	$93,211,002

Personal Investment Class	$102,598,983	$82,878,046	$206,652,142	$14,335,119	$5,650,940	$4,417,207

Cash Management Class	$2,059,385,533	$462,101,370	$6,122,082,145	$1,102,092,710	$17,110,119	$128,691,406

Reserve Class	$129,481,980	$10,183,588	$100,075,153	$87,404,812	$932,045	$13,290,585

Resource Class	$216,407,570	$89,644,866	$273,225,564	$302,124,363	$12,123,615	$31,442,683

Corporate Class	$2,133,552,144	$250,408,776	$1,762,640,103	$872,446,229	$10,028	$713,164

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,381,177,334	1,996,449,872	4,795,642,967	4,209,283,910	714,412,268	579,530,908

Private Investment Class	466,867,306	255,888,000	872,723,606	429,089,791	31,557,545	93,196,912

Personal Investment Class	102,586,995	82,817,857	206,559,493	14,330,798	5,651,173	4,413,621

Cash Management Class	2,059,051,749	462,063,535	6,121,204,935	1,101,976,768	17,104,220	128,714,750

Reserve Class	129,480,206	10,184,813	100,047,603	87,400,840	930,160	13,288,116

Resource Class	216,368,377	89,615,875	273,152,707	302,073,969	12,120,236	31,440,281

Corporate Class	2,133,443,438	250,390,261	1,762,539,313	872,382,154	10,004	713,619

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$37,077,712	$4,314,472	$11,014,324	$7,824,128	$347,305	$1,511,061

Expenses:
Advisory fees	16,650,376	2,292,926	8,742,298	3,533,900	344,745	1,034,452

Administrative services fees	585,912	298,763	427,750	358,921	75,065	134,459

Custodian fees	403,993	57,330	198,794	213,103	7,182	17,287

Distribution fees:
Private Investment Class	1,504,872	744,662	1,948,089	1,339,654	79,936	243,580

Personal Investment Class	390,841	358,937	662,008	57,327	27,408	20,254

Cash Management Class	1,208,932	249,858	2,107,693	521,793	6,466	70,910

Reserve Class	580,158	38,224	350,797	598,414	5,344	70,038

Resource Class	233,096	120,590	343,925	257,190	12,692	36,538

Corporate Class	383,462	31,602	240,039	155,119	31	131

Transfer agent fees	999,022	137,576	427,897	318,051	17,731	40,972

Trustees’ and officers’ fees and benefits	288,344	44,129	173,521	98,877	11,620	16,157

Registration and filing fees	69,228	40,178	50,606	72,851	36,107	37,507

Other	598,240	120,968	406,445	293,406	52,793	49,864

Total expenses	23,896,476	4,535,743	16,079,862	7,818,606	677,120	1,772,149

Less: Fees waived	(6,077,702)	(1,841,943)	(6,957,450)	(2,161,930)	(411,737)	(540,471)

Net expenses	17,818,774	2,693,800	9,122,412	5,656,676	265,383	1,231,678

Net investment income	19,258,938	1,620,672	1,891,912	2,167,452	81,922	279,383

Net realized gain (loss) from investment securities	48,611	—	261,394	94,495	4,700	(5,582)

Net increase in net assets resulting from operations	$19,307,549	$1,620,672	$2,153,306	$2,261,947	$86,622	$273,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio		Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$19,258,938	$41,344,689	$1,620,672	$3,629,017	$1,891,912	$5,434,686

Net realized gain	48,611	25,776	—	3,272	261,394	310,786

Net increase in net assets resulting from operations	19,307,549	41,370,465	1,620,672	3,632,289	2,153,306	5,745,472

Distributions to shareholders from net investment income:
Institutional Class	(15,655,178)	(31,530,180)	(1,296,332)	(2,765,162)	(1,112,858)	(2,054,316)

Private Investment Class	(60,400)	(206,226)	(29,886)	(97,642)	(78,202)	(250,010)

Personal Investment Class	(10,452)	(33,631)	(9,587)	(40,487)	(17,706)	(53,754)

Cash Management Class	(1,385,570)	(3,282,358)	(154,936)	(420,402)	(423,041)	(2,301,435)

Reserve Class	(11,648)	(29,589)	(770)	(2,525)	(7,038)	(15,259)

Resource Class	(24,626)	(178,336)	(12,095)	(76,679)	(34,493)	(108,104)

Corporate Class	(2,111,064)	(6,084,369)	(117,072)	(226,071)	(218,566)	(651,808)

Total distributions from net investment income	(19,258,938)	(41,344,689)	(1,620,678)	(3,628,968)	(1,891,904)	(5,434,686)

Share transactions–net:
Institutional Class	1,065,978,128	(3,947,256,097)	143,125,230	(720,814,255)	265,621,029	(351,869,785)

Private Investment Class	(242,526,098)	(39,293,459)	(51,166,178)	(122,995,654)	88,518,890	(1,483,613,444)

Personal Investment Class	(8,877,994)	(34,185,294)	(6,099,910)	(92,429,254)	33,220,664	(38,299,452)

Cash Management Class	(567,982,323)	(567,045,577)	10,697,211	(462,695,213)	842,374,919	(6,219,363,410)

Reserve Class	20,509,333	35,953,650	2,149,557	(1,306,574)	48,324,685	22,013,966

Resource Class	(45,013,952)	(538,921,577)	(61,463,647)	(72,423,319)	(136,181,048)	43,981,891

Corporate Class	(1,541,674,689)	(2,404,930,689)	(21,201,987)	137,728,956	208,841,085	(485,776,326)

Net increase (decrease) in net assets resulting from share transactions	(1,319,587,595)	(7,495,679,043)	16,040,276	(1,334,935,313)	1,350,720,224	(8,512,926,560)

Net increase (decrease) in net assets	(1,319,538,984)	(7,495,653,267)	16,040,270	(1,334,931,992)	1,350,981,626	(8,512,615,774)

Net assets:
Beginning of period	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628	12,782,768,408	21,295,384,182

End of period*	$22,491,478,874	$23,811,017,858	$3,147,067,906	$3,131,027,636	$14,133,750,034	$12,782,768,408

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,523,469	$1,159,405	$1,159,411	$919,681	$919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Government & Agency Portfolio		Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$2,167,452	$9,168,708	$81,922	$202,328	$279,383	$627,127

Net realized gain (loss)	94,495	134,129	4,700	6,705	(5,582)	(30,074)

Net increase in net assets resulting from operations	2,261,947	9,302,837	86,622	209,033	273,801	597,053

Distributions to shareholders from net investment income:
Institutional Class	(1,678,123)	(7,254,137)	(74,903)	(171,437)	(247,820)	(469,361)

Private Investment Class	(53,766)	(163,105)	(3,331)	(12,778)	(9,775)	(44,081)

Personal Investment Class	(1,535)	(4,859)	(791)	(2,886)	(542)	(1,823)

Cash Management Class	(112,796)	(626,149)	(1,361)	(5,252)	(15,950)	(69,906)

Reserve Class	(12,013)	(31,338)	(110)	(898)	(1,412)	(4,434)

Resource Class	(25,818)	(112,234)	(1,319)	(8,979)	(3,661)	(29,707)

Corporate Class	(283,407)	(976,886)	(106)	(98)	(227)	(7,818)

Total distributions from net investment income	(2,167,458)	(9,168,708)	(81,921)	(202,328)	(279,387)	(627,130)

Share transactions–net:
Institutional Class	(333,381,768)	(5,271,910,147)	538,811,105	(360,292,542)	(99,546,564)	(150,282,445)

Private Investment Class	(128,853,481)	(223,264,710)	3,115,827	(14,500,490)	(25,707,331)	(87,472,620)

Personal Investment Class	352,585	(3,769,896)	(943,103)	(5,523,164)	(3,097,017)	100,130

Cash Management Class	59,192,137	(882,048,007)	7,300,150	(15,921,040)	436,792	(232,165,646)

Reserve Class	(96,448,971)	44,451,192	88,504	(4,903,731)	(1,451,049)	(88,502)

Resource Class	7,956,664	(192,362,727)	963,186	(6,613,577)	(12,212,983)	(85,418,705)

Corporate Class	(297,645,065)	(628,244,289)	(5,999,998)	5,995,442	179	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	(788,827,899)	(7,157,148,584)	543,335,671	(401,759,102)	(141,577,973)	(601,159,771)

Net increase (decrease) in net assets	(788,733,410)	(7,157,014,455)	543,340,372	(401,752,397)	(141,583,559)	(601,189,848)

Net assets:
Beginning of period	7,805,985,014	14,962,999,469	238,510,076	640,262,473	992,886,682	1,594,076,530

End of period*	$7,017,251,604	$7,805,985,014	$781,850,448	$238,510,076	$851,303,123	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$531,430	$531,436	$55,681	$55,680	$(7)	$(3)

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is

51        Short-Term Investments Trust

not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 Million	Next $250 Million	Over $500 Million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

52        Short-Term Investments Trust

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,048,720

STIC Prime Portfolio	849,038

Treasury Portfolio	2,315,896

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	289,178

Tax-Free Cash Reserve Portfolio	187,135

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$374,507	$196,051	$—	$403,734	$31,310	$—

STIC Prime Portfolio	264,593	204,614	—	28,553	22,505	—

Treasury Portfolio	1,056,574	459,277	1,050,098	296,100	221,829	65,977

Government & Agency Portfolio	635,033	37,205	100,152	480,050	124,751	—

Government TaxAdvantage Portfolio	35,347	19,122	3,433	4,498	8,356	—

Tax-Free Cash Reserve Portfolio	92,395	13,228	15,117	56,686	18,120	4

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

53        Short-Term Investments Trust

  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$601,949	$104,224	$241,786	$75,421	N/A	N/A

STIC Prime Portfolio	297,865	95,716	49,972	4,969	$24,118	N/A

Treasury Portfolio	779,236	176,535	421,539	45,604	68,785	N/A

Government & Agency Portfolio	535,861	15,287	104,359	77,794	51,438	N/A

Government TaxAdvantage Portfolio	39,968	7,309	1,293	695	2,538	N/A

Tax-Free Cash Reserve Portfolio	121,790	5,401	14,182	9,105	7,308	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$22,483,419,590	$—	$22,483,419,590

STIC Prime Portfolio	—	3,146,692,860	—	3,146,692,860

Treasury Portfolio	—	14,135,223,287	—	14,135,223,287

Government & Agency Portfolio	—	7,018,044,419	—	7,018,044,419

Government TaxAdvantage Portfolio	—	782,048,720	—	782,048,720

Tax-Free Cash Reserve Portfolio	—	853,289,292	—	853,289,292

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or

54        Short-Term Investments Trust

portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Liquid Assets Portfolio	$487,529,725	$602,594,806	$—

STIC Prime Portfolio	—	—	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	513,336,603	565,583,926	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2011, the Funds in aggregate paid legal fees of $46,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	58,264,638,720	$58,264,638,720	111,348,098,381	$111,348,098,381

Private Class	1,229,707,616	1,229,707,616	4,634,492,979	4,634,492,979

Personal Class	342,132,111	342,132,111	763,013,240	763,013,240

Cash Management Class	8,231,565,595	8,231,565,595	18,149,320,369	18,149,320,369

Reserve Class	342,049,743	342,049,743	912,834,784	912,834,784

Resource Class	860,171,179	860,171,179	2,401,346,017	2,401,346,017

Corporate Class	9,828,616,568	9,828,616,568	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	6,777,658	6,777,658	11,793,605	11,793,605

Private Class	20,777	20,777	89,801	89,801

Personal Class	8,525	8,525	31,410	31,410

Cash Management Class	895,540	895,540	1,929,450	1,929,450

Reserve Class	11,694	11,694	29,589	29,589

Resource Class	30,167	30,167	178,336	178,336

Corporate Class	940,142	940,142	2,178,748	2,178,748

Reacquired:
Institutional Class	(57,205,438,250)	(57,205,438,250)	(115,307,148,083)	(115,307,148,083)

Private Class	(1,472,254,491)	(1,472,254,491)	(4,673,876,239)	(4,673,876,239)

Personal Class	(351,018,630)	(351,018,630)	(797,229,944)	(797,229,944)

Cash Management	(8,800,443,458)	(8,800,443,458)	(18,718,295,396)	(18,718,295,396)

Reserve Class	(321,552,104)	(321,552,104)	(876,910,723)	(876,910,723)

Resource Class	(905,215,298)	(905,215,298)	(2,940,445,930)	(2,940,445,930)

Corporate Class	(11,371,231,399)	(11,371,231,399)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(1,319,587,595)	$(1,319,587,595)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,258,903,926	$4,258,903,926	8,137,414,192	$8,137,414,192

Private Class	1,047,075,469	1,047,075,469	2,038,753,570	2,038,753,570

Personal Class	1,021,703,706	1,021,703,706	2,113,012,972	2,113,012,972

Cash Management Class	1,174,096,597	1,174,096,597	3,237,866,716	3,237,866,716

Reserve Class	41,111,877	41,111,877	73,594,339	73,594,339

Resource Class	231,383,084	231,383,084	1,363,725,171	1,363,725,171

Corporate Class	535,393,025	535,393,025	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	485,725	485,725	1,065,471	1,065,471

Private Class	17,254	17,254	55,617	55,617

Personal Class	8,228	8,228	39,874	39,874

Cash Management Class	75,368	75,368	191,335	191,335

Reserve Class	291	291	929	929

Resource Class	3,567	3,567	36,766	36,766

Corporate Class	122,179	122,179	190,166	190,166

Reacquired:
Institutional Class	(4,116,264,421)	(4,116,264,421)	(8,859,293,918)	(8,859,293,918)

Private Class	(1,098,258,901)	(1,098,258,901)	(2,161,804,841)	(2,161,804,841)

Personal Class	(1,027,811,844)	(1,027,811,844)	(2,205,482,100)	(2,205,482,100)

Cash Management	(1,163,474,754)	(1,163,474,754)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(38,962,611)	(38,962,611)	(74,901,842)	(74,901,842)

Resource Class	(292,850,298)	(292,850,298)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(556,717,191)	(556,717,191)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	16,040,276	$16,040,276	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	12,018,371,071	$12,018,371,071	26,015,348,319	$26,015,348,319

Private Class	2,734,447,849	2,734,447,849	5,254,723,019	5,254,723,019

Personal Class	806,799,270	806,799,270	1,412,595,956	1,412,595,956

Cash Management Class	15,866,113,247	15,866,113,247	46,154,326,471	46,154,326,471

Reserve Class	279,068,471	279,068,471	483,165,598	483,165,598

Resource Class	583,360,020	583,360,020	1,752,498,428	1,752,498,428

Corporate Class	8,389,623,153	8,389,623,153	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	374,117	374,117	747,041	747,041

Private Class	17,549	17,549	75,219	75,219

Personal Class	16,885	16,885	53,754	53,754

Cash Management Class	69,002	69,002	378,147	378,147

Reserve Class	5,073	5,073	13,500	13,500

Resource Class	23,528	23,528	86,444	86,444

Corporate Class	102,266	102,266	362,782	362,782

Reacquired:
Institutional Class	(11,753,124,159)	(11,753,124,159)	(26,367,965,145)	(26,367,965,145)

Private Class	(2,645,946,508)	(2,645,946,508)	(6,738,411,682)	(6,738,411,682)

Personal Class	(773,595,491)	(773,595,491)	(1,450,949,162)	(1,450,949,162)

Cash Management	(15,023,807,330)	(15,023,807,330)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(230,748,859)	(230,748,859)	(461,165,132)	(461,165,132)

Resource Class	(719,564,596)	(719,564,596)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(8,180,884,334)	(8,180,884,334)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	1,350,720,224	$1,350,720,224	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	32,217,041,199	$32,217,041,199	67,756,450,341	$67,756,450,341

Private Class	1,422,268,550	1,422,268,550	2,696,887,600	2,696,887,600

Personal Class	32,706,294	32,706,294	92,389,908	92,389,908

Cash Management Class	2,304,420,751	2,304,420,751	7,083,908,025	7,083,908,025

Reserve Class	216,734,115	216,734,115	422,419,004	422,419,004

Resource Class	986,348,654	986,348,654	2,822,954,303	2,822,954,303

Corporate Class	3,906,327,512	3,906,327,512	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,005,544	1,005,544	4,390,052	4,390,052

Private Class	12,628	12,628	79,517	79,517

Personal Class	163	163	773	773

Cash Management Class	97,250	97,250	626,149	626,149

Reserve Class	942	942	24,160	24,160

Resource Class	19,966	19,966	79,024	79,024

Corporate Class	156,196	156,196	560,152	560,152

Reacquired:
Institutional Class	(32,551,428,511)	(32,551,428,511)	(73,032,750,540)	(73,032,750,540)

Private Class	(1,551,134,659)	(1,551,134,659)	(2,920,231,827)	(2,920,231,827)

Personal Class	(32,353,872)	(32,353,872)	(96,160,577)	(96,160,577)

Cash Management	(2,245,325,864)	(2,245,325,864)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(313,184,028)	(313,184,028)	(377,991,972)	(377,991,972)

Resource Class	(978,411,956)	(978,411,956)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(4,204,128,773)	(4,204,128,773)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	(788,827,899)	$(788,827,899)	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,256,656,843	$1,256,656,843	1,874,494,393	$1,874,494,393

Private Class	128,246,931	128,246,931	285,652,489	285,652,489

Personal Class	81,898,215	81,898,215	48,028,492	48,028,492

Cash Management Class	12,100,418	12,100,418	15,573,413	15,573,413

Reserve Class	805,931	805,931	31,391,659	31,391,659

Resource Class	9,370,014	9,370,014	63,939,100	63,939,100

Corporate Class	—	—	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	63,828	63,828	171,437	171,437

Private Class	1,715	1,715	5,708	5,708

Cash Management Class	1,156	1,156	5,252	5,252

Reserve Class	105	105	201	201

Resource Class	952	952	2,720	2,720

Corporate Class	65	65	66	66

Reacquired:
Institutional Class	(717,909,566)	(717,909,566)	(2,234,958,372)	(2,234,958,372)

Private Class	(125,132,819)	(125,132,819)	(300,158,687)	(300,158,687)

Personal Class	(82,841,318)	(82,841,318)	(53,551,656)	(53,551,656)

Cash Management	(4,801,424)	(4,801,424)	(31,499,705)	(31,499,705)

Reserve Class	(717,532)	(717,532)	(36,295,591)	(36,295,591)

Resource Class	(8,407,780)	(8,407,780)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	543,335,671	$543,335,671	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	854,624,923	$854,624,924	2,381,530,077	$2,381,530,077

Private Class	91,446,147	91,446,147	242,313,052	242,313,052

Personal Class	4,795,050	4,795,050	13,124,110	13,124,110

Cash Management Class	402,151,966	402,151,965	1,434,961,472	1,434,961,472

Reserve Class	4,163,220	4,163,220	15,733,372	15,733,372

Resource Class	7,140,754,392	7,140,754,392	115,599,863	115,599,863

Corporate Class	30,000,000	30,000,000	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	46,332	46,332	110,090	110,090

Private Class	8,043	8,043	38,670	38,670

Personal Class	158	158	478	478

Cash Management Class	12,608	12,608	52,512	52,512

Reserve Class	1,444	1,444	4,562	4,562

Resource Class	3,048	3,048	24,091	24,091

Corporate Class	179	179	7,818	7,818

Reacquired:
Institutional Class	(954,217,820)	(954,217,820)	(2,531,922,612)	(2,531,922,612)

Private Class	(117,161,521)	(117,161,521)	(329,824,342)	(329,824,342)

Personal Class	(7,892,225)	(7,892,225)	(13,024,458)	(13,024,458)

Cash Management	(401,727,781)	(401,727,781)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(5,615,713)	(5,615,713)	(15,826,436)	(15,826,436)

Resource Class	(7,152,970,424)	(7,152,970,423)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(141,577,974)	$(141,577,973)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Reserve Class

												Ratio of		Ratio of
												expenses		expenses
				Net gains (losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$129,482	0.32	%(c)	1.18	%(c)	0.01	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.90	69,076	0.99		1.17		2.77
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.46	39,244	0.99		1.18		4.38
Year ended 08/31/06	1.00	0.05		(0.01)	0.04	(0.04)	(0.00)	(0.04)	1.00	3.66	17,424	0.99		1.18		3.63

STIC Prime Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	10,184	0.27	(c)	1.20	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.73	65,753	0.99		1.18		2.59
Year ended 08/31/07	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.47	30,950	0.99		1.19		4.38
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	3.69	55,892	0.99		1.19		3.66

Treasury Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	100,075	0.17	(c)	1.18	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.04	36,392	0.99		1.18		1.79
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.26	69,762	0.99		1.19		4.16
Year ended 08/31/06	1.00	0.03		0.00	0.03	(0.03)	—	(0.03)	1.00	3.47	133,700	0.99		1.20		3.40

Government & Agency Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	87,405	0.21	(c)	1.14	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	2.53	135,106	0.99		1.14		2.41
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.40	16,949	0.99		1.15		4.31
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	3.59	21,889	0.99		1.16		3.58

Government TaxAdvantage Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	932	0.16	(c)	1.28	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Year ended 08/31/08	1.00	0.02	(b)	0.00	0.02	(0.02)	—	(0.02)	1.00	2.38	12,521	0.99		1.24		2.43
Year ended 08/31/07	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.30	11,944	0.99		1.30		4.21
Year ended 08/31/06	1.00	0.03		0.00	0.03	(0.03)	—	(0.03)	1.00	3.51	438	0.99		1.37		3.44

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	13,291	0.31	(c)	1.29	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03
Year ended 08/31/09	1.00	0.00	(b)	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49
Five months ended 08/31/08	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	43,123	1.09	(d)	1.25	(d)	0.89	(d)
Year ended 03/31/08	1.00	0.02		(0.00)	0.02	(0.02)	—	(0.02)	1.00	2.38	60,789	1.09		1.25		2.36
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.52	12,733	1.09		1.25		2.49
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.64	19,052	1.09		1.27		1.62

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $116,993, $7,708, $70,741, $120,675, $1,078 and $14,124 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.61	$1,023.19	$1.63	0.32%

STIC Prime Portfolio	1,000.00	1,000.10	1.34	1,023.46	1.35	0.27

Treasury Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government & Agency Portfolio	1,000.00	1,000.10	0.99	1,023.80	1.00	0.20

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.54	1,023.26	1.56	0.31

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-7	Invesco Distributors, Inc.

Resource Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Semiannual Report to Shareholders ▪ February 28, 2011

2	Fund Data
3	Letters to Shareholders
4	Schedules of Investments
46	Financial Statements
50	Notes to Financial Statements
62	Financial Highlights
63	Fund Expenses

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.
Unless otherwise stated, information presented in this report is as of February 28, 2011, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/11

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End

Liquid Assets	28 – 42 days	33 days	59 days	$216.4	million

STIC Prime	10 – 26 days	15 days	15 days	89.6	million

Treasury	31 – 54 days	36 days	36 days	273.2	million

Government & Agency	31 – 52 days	36 days	62 days	302.1	million

Government TaxAdvantage	21 – 52 days	26 days	41 days	12.1	million

Tax-Free Cash Reserve	19 – 33 days	25 days	25 days	31.4	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
     Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2 Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.” Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Karen Dunn Kelley
Dear Shareholders:
During the period covered by this report, the U.S. economy began to show signs of recovery; indeed, it expanded in all four quarters of 2010. However, some investors remained concerned about the strength and speed of the recovery.
     In an effort to boost confidence, the U.S. Federal Reserve (the Fed) pledged to purchase $600 billion in government bonds between November 2010 and June 2011 with the aim of pushing down long-term borrowing costs. These efforts helped bolster the economic momentum at a critical time in the recovery despite persistently high unemployment. As a result of the Fed’s policies, short-term interest rates remained at historically low levels throughout the reporting period.
     For Invesco Global Cash Management, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.
     Along these lines, we are seeking to position our portfolio to take advantage of opportunities we believe will be created by an anticipated shift in the interest rate environment, consistent with signs of continued economic expansion, to the benefit of our investors.
     All of us at Invesco are dedicated to helping our clients achieve their short-term cash management needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Cash Management representatives at 800 659 1005.
Sincerely,

Karen Dunn Kelley
CEO, Invesco Fixed Income
3 Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–35.51%
Bank of Nova Scotia	0.26%	03/09/11	$150,000	$150,000,000

Bank of Nova Scotia	0.27%	04/07/11	150,000	150,000,000

Bank of Nova Scotia	0.27%	05/11/11	100,000	100,000,000

Bank of Nova Scotia(a)	0.28%	08/02/11	150,000	150,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	07/21/11	100,000	100,000,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)	0.40%	08/05/11	150,000	150,000,000

Barclays Bank PLC	0.33%	03/02/11	100,000	100,000,000

Barclays Bank PLC(a)	0.65%	07/19/11	150,000	150,000,000

BNP Paribas(a)	0.33%	04/13/11	100,000	100,000,000

BNP Paribas(a)	0.37%	06/09/11	200,000	200,000,000

BNP Paribas(a)	0.45%	10/14/11	400,000	400,000,000

BNP Paribas	0.58%	05/19/11	150,000	150,000,000

Caisse de Depots et Consignations (United Kingdom)(b)	0.33%	05/05/11	200,000	199,880,932

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/08/11	150,000	149,988,345

Caisse de Depots et Consignations (United Kingdom)(b)	0.40%	03/10/11	250,000	249,975,025

Commonwealth Bank of Australia	0.28%	05/09/11	150,000	150,000,000

Commonwealth Bank of Australia	0.28%	06/14/11	100,000	100,000,000

Credit Agricole Corporate & Investment Bank	0.30%	03/01/11	250,000	250,000,000

Credit Agricole Corporate & Investment Bank	0.31%	03/04/11	200,000	200,000,000

Credit Agricole Corporate & Investment Bank	0.41%	06/10/11	175,000	175,000,000

Credit Agricole Corporate & Investment Bank	0.42%	05/20/11	150,000	150,000,000

Credit Suisse	0.30%	04/14/11	159,100	159,109,668

Fortis Bank N.V./S.A.	0.40%	05/12/11	150,000	150,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	05/10/11	100,000	100,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.34%	04/26/11	100,000	100,000,000

National Australia Bank Ltd. (United Kingdom)(b)	0.28%	03/11/11	98,000	98,000,948

National Australia Bank Ltd. (United Kingdom)(b)	0.30%	03/07/11	200,000	200,000,167

National Australia Bank Ltd. (United Kingdom)(b)	0.36%	08/11/11	100,000	100,002,259

Nordea Bank Finland PLC	0.28%	03/14/11	150,000	150,000,000

Nordea Bank Finland PLC	0.28%	04/07/11	200,000	200,000,000

Nordea Bank Finland PLC (United Kingdom)(b)	0.39%	06/03/11	150,000	149,845,600

Rabobank Nederland(a)	0.32%	10/12/11	100,000	100,000,000

Rabobank Nederland(a)	0.33%	08/08/11	150,000	150,000,000

Rabobank Nederland(a)	0.34%	01/10/12	100,000	100,000,000

Rabobank Nederland	0.40%	06/03/11	200,000	200,000,000

Rabobank Nederland (United Kingdom)(b)	0.32%	03/21/11	150,000	149,972,939

Royal Bank of Canada	0.31%	03/07/11	100,000	100,000,000

Royal Bank of Canada(a)	0.31%	02/16/12	150,000	150,000,000

Royal Bank of Canada(a)	0.33%	08/05/11	200,000	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–(continued)

Royal Bank of Canada	0.33%	08/15/11	$155,000	$155,000,000

Royal Bank of Canada(a)	0.33%	10/12/11	175,000	175,000,000

Royal Bank of Canada(a)	0.37%	08/12/11	100,000	100,000,000

Societe Generale(a)	0.36%	02/03/12	100,000	100,000,000

Svenska Handelsbanken A.B.	0.28%	04/05/11	200,000	200,000,000

Svenska Handelsbanken A.B.	0.31%	06/03/11	125,000	125,001,630

Svenska Handelsbanken A.B.	0.31%	04/04/11	100,000	100,000,000

Svenska Handelsbanken A.B.	0.31%	05/04/11	100,000	100,002,664

Toronto-Dominion Bank	0.30%	05/11/11	100,000	100,000,000

Toronto-Dominion Bank	0.32%	05/24/11	100,000	100,000,000

Toronto-Dominion Bank(a)	0.34%	01/12/12	200,000	200,000,000

Toronto-Dominion Bank	0.70%	07/11/11	150,000	150,000,000

Westpac Banking Corp.(a)	0.25%	04/15/11	200,000	200,000,000

Total Certificates of Deposit (Cost $7,986,780,177)				7,986,780,177

Commercial Paper–30.90%(c)
Asset-Backed Securities–Commercial Loans/Leases–1.78%
Atlantis One Funding Corp.(b)(d)	0.30%	05/13/11	150,000	149,908,750

Atlantis One Funding Corp.(b)(d)	0.30%	06/07/11	150,000	149,877,500

Atlantis One Funding Corp.(b)(d)	0.32%	05/16/11	100,000	99,932,444

				399,718,694

Asset-Backed Securities–Consumer Receivables–7.16%
Amsterdam Funding Corp.(d)	0.25%	03/25/11	100,000	99,983,333

Amsterdam Funding Corp.(d)	0.25%	04/05/11	150,000	149,963,542

Amsterdam Funding Corp.(d)	0.25%	04/13/11	100,000	99,970,139

Old Line Funding LLC(d)	0.26%	05/20/11	100,000	99,942,222

Old Line Funding LLC(d)	0.27%	04/08/11	100,093	100,064,473

Old Line Funding LLC(d)	0.27%	04/12/11	63,939	63,918,859

Sheffield Receivables Corp.(d)	0.27%	04/06/11	100,000	99,973,000

Sheffield Receivables Corp.(d)	0.27%	05/04/11	50,000	49,976,000

Sheffield Receivables Corp.(d)	0.27%	05/10/11	65,500	65,465,612

Sheffield Receivables Corp.(d)	0.28%	04/14/11	65,000	64,977,756

Sheffield Receivables Corp.(d)	0.28%	04/15/11	65,000	64,977,250

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.24%	03/09/11	273,611	273,596,407

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	03/04/11	100,000	99,997,917

Thames Asset Global Securitization No. 1, Inc.(b)(d)	0.25%	04/12/11	108,114	108,082,467

Thunder Bay Funding, LLC(d)	0.27%	03/03/11	84,271	84,269,736

Thunder Bay Funding, LLC(d)	0.27%	03/07/11	84,719	84,715,188

				1,609,873,901

Asset-Backed Securities–Fully Supported Bank–2.71%
Crown Point Capital Co., LLC–Series A (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(d)	0.37%	03/04/11	100,000	99,996,917

Gotham Funding Corp. (CEP–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(b)(d)	0.27%	04/18/11	102,000	101,963,280

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.27%	03/21/11	40,000	39,994,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Asset-Backed Securities–Fully Supported Bank–(continued)

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	03/04/11	$167,000	$166,995,825

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/11/11	100,000	99,965,833

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(d)	0.30%	04/15/11	100,000	99,962,500

				608,878,355

Asset-Backed Securities–Multi-Purpose–2.78%
Chariot Funding LLC/Ltd.(d)	0.26%	03/07/11	100,000	99,995,667

Mont Blanc Capital Corp.(b)(d)	0.24%	03/14/11	100,000	99,991,333

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/05/11	100,000	99,972,778

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	04/28/11	50,000	49,977,444

Nieuw Amsterdam Receivables Corp.(b)(d)	0.28%	05/11/11	50,000	49,972,389

Nieuw Amsterdam Receivables Corp.(b)(d)	0.39%	06/01/11	75,000	74,925,250

Regency Markets No. 1, LLC(b)(d)	0.25%	03/15/11	150,000	149,985,417

				624,820,278

Asset-Backed Securities–Securities–0.93%
Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/04/11	110,000	109,997,617

Solitaire Funding Ltd./LLC(b)(d)	0.26%	03/07/11	100,000	99,995,666

				209,993,283

Asset-Backed Securities–Trade Receivables–0.24%
Victory Receivables Corp.(d)	0.25%	03/18/11	55,000	54,993,507

Diversified Banks–6.84%
BNZ International Funding Ltd.(b)(d)	0.29%	05/06/11	149,000	148,920,782

Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

ING (U.S.) Funding LLC(b)	0.23%	03/03/11	200,000	199,997,445

Royal Bank of Scotland PLC(b)	0.26%	03/01/11	299,000	299,000,000

Societe Generale North America, Inc.(b)	0.24%	03/01/11	445,000	445,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	120,000	119,962,800

Societe Generale North America, Inc.(b)	0.38%	05/02/11	225,000	224,852,750

				1,537,728,221

Internet Software & Services–0.33%
Google Inc.(d)	0.40%	09/16/11	75,000	74,834,167

Life & Health Insurance–2.27%
MetLife Short Term Funding LLC(d)	0.23%	03/16/11	184,611	184,593,308

MetLife Short Term Funding LLC(d)	0.23%	03/17/11	100,000	99,989,778

MetLife Short Term Funding LLC(d)	0.23%	03/21/11	25,000	24,996,806

MetLife Short Term Funding LLC(d)	0.23%	03/24/11	200,000	199,970,611

				509,550,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Multi-Sector Holdings–1.55%
Kreditanstalt fuer Wiederaufbau(b)(d)	0.27%	04/07/11	$150,000	$149,958,375

Kreditanstalt fuer Wiederaufbau(b)(d)	0.30%	08/15/11	100,000	99,860,833

Kreditanstalt fuer Wiederaufbau(b)(d)	0.33%	07/08/11	100,000	99,881,750

				349,700,958

Municipal Commercial Paper–0.19%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN (LOC–TD Bank, N.A.)(e)	0.33%	03/03/11	11,268	11,268,000

Missouri (State of) Development Finance Board (Association of Municipal Utilities Lease Financing Program); Series 2006 A, Commercial Paper Lease RN (LOC–U.S. Bank, N.A.)(e)	0.28%	03/15/11	31,063	31,063,000

				42,331,000

Regional Banks–4.12%
ASB Finance Ltd.(b)(d)	0.27%	05/04/11	100,000	99,952,000

ASB Finance Ltd.(b)(d)	0.30%	03/24/11	100,000	99,980,833

Australia & New Zealand Banking Group Ltd.(d)	0.29%	04/04/11	100,000	99,972,611

Commonwealth Bank of Australia(b)(d)	0.26%	05/16/11	100,000	99,945,111

Commonwealth Bank of Australia(b)(d)	0.27%	05/02/11	124,000	123,942,340

Svenska Handelsbanken, Inc.–Series S(b)	0.29%	05/24/11	154,000	153,895,794

Westpac Banking Corp.(a)(d)	0.31%	11/07/11	150,000	150,000,000

Westpac Banking Corp.(b)(d)	0.33%	08/15/11	100,000	99,846,917

				927,535,606

Total Commercial Paper (Cost $6,949,958,473)				6,949,958,473

Variable Rate Demand Notes–17.88%(a)(f)
Credit Enhanced–17.50%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	1,020	1,020,000

Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	08/01/35	7,860	7,860,000

Alexandria (City of), Virginia Industrial Development Authority (American Academy of Otolaryngology-Head & Neck Surgery Foundation, Inc.); Series 2008 B, VRD Headquarters Facilities RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/38	6,310	6,310,000

Alexandria (City of), Virginia Industrial Development Authority (Goodwin House); Series 2005, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.18%	10/01/35	17,450	17,450,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 B1, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.21%	05/15/37	15,000	15,000,000

Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	7,500	7,500,000

Allegheny (County of), Pennsylvania Hospital Development Authority (UPMC Senior Communities, Inc.); Series 2003, VRD RB (CEP–FNMA)	0.25%	07/15/28	2,825	2,825,000

Apache (County of), Arizona Industrial Development Authority (Tucson Electric Power Co.-Springerville); Series 1983 B, VRD IDR (LOC–Bank of New York Mellon)(e)	0.27%	12/15/18	7,400	7,400,000

Arizona State University Board of Regents; Series 2008 A, Ref. VRD System RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.20%	07/01/34	21,930	21,930,000

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	10/01/33	8,200	8,200,000

Aurora (City of), Colorado (Children’s Hospital Association); Series 2008 C, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/33	19,125	19,125,000

Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,350	3,350,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/14	$4,550	$4,550,000

Baltimore (City of), Maryland (Baltimore City Parking System Facilities); Series 2008, Ref. VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/32	8,285	8,285,000

Beaver (County of), Pennsylvania Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(b)(e)	0.25%	07/15/21	8,500	8,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	900	900,000

Boone (County of), Kentucky (Duke Energy Kentucky, Inc.); Series 2008 A, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	08/01/27	2,000	2,000,000

Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	34,385	34,385,000

Bridgeton (City of), Missouri Industrial Development Authority (Formtek Metal Processing, Inc.); Series 2005, VRD Private Activity RB (LOC–Bank of America, N.A.)(e)	0.40%	07/01/30	3,530	3,530,000

Brooke (County of), West Virginia County Commission (Bethany College); Series 2008 A, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/37	8,150	8,150,000

Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	12/01/29	6,930	6,930,000

Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.21%	07/01/39	26,600	26,600,000

Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/35	9,050	9,050,000

Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	2,050	2,050,000

Cambridge (City of), Ohio Hospital Facilities (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/21	12,385	12,385,000

Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.30%	07/01/38	2,000	2,000,000

Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.26%	06/15/31	2,010	2,010,000

Central Michigan University Board of Trustees; Series 2008 A, Ref. VRD General RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	10/01/32	23,555	23,555,000

Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/32	2,645	2,645,000

Charlotte (City of), North Carolina (NASCAR Hall of Fame Facilities); Series 2009 D, VRD Taxable COP (LOC–Bank of America, N.A.)(e)	0.28%	06/01/35	15,000	15,000,000

Charlottesville (City of), Virginia Industrial Development Authority (University of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/37	2,425	2,425,000

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/33	3,175	3,175,000

Chester (County of), Industrial Development Authority (Archdiocese of Philadelphia); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.21%	07/01/31	21,400	21,400,000

Chicago (City of), Illinois (Neighborhoods Alive 21 Program);
Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(e)	0.21%	01/01/37	21,490	21,490,000

Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(e)	0.18%	01/01/37	18,000	18,000,000

Cleveland (City of) Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	01/01/33	25,275	25,275,000

Cobb (County of), Georgia Development Authority (Mt. Paran Christian School, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	07/01/22	1,800	1,800,000

Cohasset (City of), Minnesota (Minnesota Power & Light Co.); Series 1997 A, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/20	13,000	13,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Collier (County of), Florida Health Facilities Authority (The Moorings, Inc.);
Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/24	$14,510	$14,510,000

Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/35	25,200	25,200,000

Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/38	3,535	3,535,000

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	9,000	9,000,000

Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	04/15/39	5,420	5,420,000

Colorado (State of) Educational & Cultural Facilities Authority (Northwest University); Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	26,435	26,435,000

Colorado (State of) Educational & Cultural Facilities Authority (Parker & Denver High Schools); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/36	2,500	2,500,000

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/34	8,500	8,500,000

Colorado (State of) Health Facilities Authority (Bethesda Living Centers); Series 1999, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	08/15/30	16,510	16,510,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.28%	11/01/28	1,210	1,210,000

Colorado (State of) Housing & Finance Authority (Central Park LLC); Series 1996 C, Ref. VRD MFH RB (CEP–FNMA)	0.22%	10/15/16	2,100	2,100,000

Colorado Springs (City of), Colorado (Pikes Peak Mental Health Center Select Services, Inc.); Series 2003, VRD Obligation RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/15/23	5,650	5,650,000

Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/21	8,705	8,705,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	1,000	1,000,000

Connecticut (State of) Health & Educational Facilities Authority (Lawrence & Memorial Hospital); Series 2004 E, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/34	20,590	20,590,000

Connecticut (State of) Health & Educational Facilities Authority (Yale-New Haven Hospital, Inc.); Series 2008 K-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	07/01/25	44,605	44,605,000

Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/19	3,165	3,165,000

Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/42	17,000	17,000,000

Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.22%	08/01/39	7,070	7,070,000

Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/30	30,075	30,075,000

Dearborn (County of), Indiana (Dearborn County Hospital); Series 2006, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	04/01/36	7,350	7,350,000

DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.25%	06/15/25	7,540	7,540,000

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/36	3,845	3,845,000

Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/36	10,400	10,400,000

Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	14,640	14,640,000

Delaware River Port Authority; Series 2010 C, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	01/01/26	15,500	15,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Denham Springs (City of), Louisiana Economic Development District (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	$5,060	$5,060,000

Series 2007 B, VRD Sales Tax Increment Allocation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/37	28,970	28,970,000

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(e)	0.28%	11/01/30	1,770	1,770,000

District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/28	860	860,000

District of Columbia (John F. Kennedy Center for the Performing Arts); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	10/01/29	18,080	18,080,000

District of Columbia (The Center for Strategic International Studies, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	03/01/38	6,730	6,730,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,500	8,500,000

District of Columbia;
Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(d)(e)	0.33%	01/01/29	14,802	14,802,000

Series 2008 C-1, Ref. VRD Unlimited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.25%	06/01/27	5,900	5,900,000

Series 2008 C-2, Ref. VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	06/01/27	78,553	78,553,000

DuPage (County of), Illinois (Benedictine University Building); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(d)(e)	0.23%	07/01/24	13,830	13,830,000

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	10/01/32	5,275	5,275,000

Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/24	10,000	10,000,000

Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/30	27,470	27,470,000

Erie (City of), Pennsylvania Higher Education Building Authority (Mercyhurst College); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/23	4,200	4,200,000

Erie (County of), Pennsylvania Hospital Authority (Hamot Health Foundation); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/20	4,400	4,400,000

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/37	9,375	9,375,000

Florida (State of) Gulf Coast University Financing Corp. (Housing); Series 2005 A, VRD Capital Improvement RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	02/01/35	2,525	2,525,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.25%	11/01/32	1,920	1,920,000

Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.25%	11/15/35	10,990	10,990,000

Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.25%	05/15/31	3,780	3,780,000

Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	14,280	14,280,000

Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank N.A.)(e)	0.23%	12/01/21	18,500	18,500,000

Fredericksburg (City of), Virginia Economic Development Authority (Student Housing & Economic Development-Eagle Village I); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/41	1,210	1,210,000

Fulton (County of), Georgia Development Authority (Catholic Education of North Georgia, Inc.); Series 2002, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/28	3,435	3,435,000

Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(b)(e)	0.28%	03/01/21	23,500	23,500,000

Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/23	4,965	4,965,000

Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(b)(e)	0.26%	01/01/18	830	830,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	$10,000	$10,000,000

Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/19	12,035	12,035,000

Gwinnett (County of), Georgia Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.29%	06/15/25	1,900	1,900,000

Hamilton (County of), Ohio (Drake Center, Inc.); Series 1999 A, VRD Hospital Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/19	4,960	4,960,000

Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.22%	06/01/27	11,000	11,000,000

Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	11/01/25	4,900	4,900,000

Harris (County of), Texas Cultural Education Facilities Finance Corp. (Memorial Hermann Healthcare System); Series 2008 C, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/24	25,000	25,000,000

Harrison (County of), West Virginia County Commission (Fox Grocery Co.); Series 1991, Ref. VRD IDR (LOC–U.S. Bank, N.A.)(e)	0.25%	06/01/14	3,990	3,990,000

Harrisonburg (City of), Virginia Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)	0.38%	08/01/32	7,800	7,800,000

Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/38	3,785	3,785,000

Highlands (County of), Florida Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2003 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/12	8,350	8,350,000

Series 2005 E, VRD Hospital RB (LOC–Credit Agricole S.A.)(b)(e)	0.25%	11/15/35	8,000	8,000,000

Series 2006 B-3, Ref. VRD Hospital RB (LOC–U.S. Bank, N.A.)(e)	0.22%	11/15/31	42,935	42,935,000

Series 2007 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.25%	11/15/37	18,005	18,005,000

Hillsborough (County of), Florida Industrial Development Authority (Tampa Metropolitan Area YMCA); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	03/01/25	4,350	4,350,000

Houston (County of), Georgia Hospital Authority; Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/14	4,045	4,045,000

Houston Independent School District; Series 2004, VRD Schoolhouse Limited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.25%	06/15/31	69,890	69,890,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	12,790	12,790,000

Illinois (State of) Finance Authority (Commonwealth Edison Co.); Series 2008 D, Ref. VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	03/01/20	7,800	7,800,000

Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	3,135	3,135,000

Illinois (State of) Finance Authority (Edward Hospital Obligated Group); Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	02/01/40	9,700	9,700,000

Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–Harris N.A.)(e)	0.26%	02/01/42	12,400	12,400,000

Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC– Harris N.A.)(d)(e)	0.30%	10/01/17	2,550	2,550,000

Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (CEP–FHLB of Chicago)	0.26%	06/01/40	5,000	5,000,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	7,200	7,200,000

Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–Harris N.A.)(e)	0.27%	09/01/24	1,400	1,400,000

Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/28	1,600	1,600,000

Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/01/35	5,330	5,330,000

Illinois (State of) Finance Authority (Mercy Alliance, Inc.); Series 2005, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/15/35	7,565	7,565,000

Illinois (State of) Finance Authority (Metform, LLC); Series 2004, VRD IDR (LOC–Bank of America, N.A.)(e)	0.34%	05/01/14	250	250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/29	$3,300	$3,300,000

Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	07/01/35	15,000	15,000,000

Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.23%	11/15/37	42,900	42,900,000

Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/15/37	6,000	6,000,000

Illinois (State of) Finance Authority (Peace Memorial Ministries); Series 2003 B, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	08/15/33	8,765	8,765,000

Illinois (State of) Finance Authority (Provena Health); Series 2009 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	08/15/44	10,000	10,000,000

Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	7,975	7,975,000

Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(d)(e)	0.28%	06/01/17	2,845	2,845,000

Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago);
Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	7,600	7,600,000

Series 2009 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	04/01/39	17,600	17,600,000

Illinois (State of) Finance Authority (Riverside Health System); Series 1994, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	11/01/19	5,200	5,200,000

Illinois (State of) Finance Authority (St. Xavier University);
Series 2002 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/32	6,285	6,285,000

Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.33%	10/01/40	3,030	3,030,000

Illinois (State of) Finance Authority (Sunshine Through Golf Foundation); Series 2004 A, VRD RB (LOC–FHLB of Chicago)(e)	0.55%	11/01/24	100	100,000

Illinois (State of) Finance Authority (The Arts Club of Chicago); Series 1996, VRD RB (LOC–Northern Trust Co.)(e)	0.28%	01/01/26	8,200	8,200,000

Illinois (State of) Finance Authority (The Carle Foundation); Series 2009, VRD RB (LOC–Northern Trust Co.)(e)	0.20%	02/15/33	10,950	10,950,000

Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/25	50,145	50,145,000

Illinois (State of) Finance Authority (The Lincoln Park Society); Series 1999, VRD RB (LOC–Citibank, N.A.)(e)	0.30%	01/01/29	2,100	2,100,000

Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–Harris N.A.)(e)	0.27%	10/01/33	5,600	5,600,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(d)(e)	0.45%	07/01/41	5,000	5,000,000

Illinois (State of) Finance Authority (Window to the World Communications, Inc.); Series 2000, VRD RB (LOC–Bank of America, N.A.)(e)	0.30%	08/01/15	10,600	10,600,000

Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–Harris N.A.)(e)	0.28%	06/01/29	5,800	5,800,000

Series 2004, VRD RB (LOC–Harris N.A.)(e)	0.26%	06/01/34	4,200	4,200,000

Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.31%	05/01/42	2,590	2,590,000

Indiana (State of) Finance Authority (Bethel College); Series 2007, VRD Educational Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/32	5,580	5,580,000

Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	08/01/21	14,225	14,225,000

Indiana (State of) Finance Authority (Community Health Network, Inc.); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/39	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–Harris N.A.)(e)	0.23%	01/01/35	$7,600	$7,600,000

Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/32	9,350	9,350,000

Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2009 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/39	32,990	32,990,000

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 B, Ref. VRD Health System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	11/01/41	29,300	29,300,000

Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	11/01/37	18,560	18,560,000

Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/37	5,825	5,825,000

Indiana (State of) Health Facility Financing Authority (Community Hospitals); Series 2000 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/28	7,200	7,200,000

Indianapolis (City of), Indiana (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)	0.25%	05/15/38	14,000	14,000,000

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)	0.27%	05/01/31	2,000	2,000,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	3,000	3,000,000

Iowa (State of) Higher Education Loan Authority (Luther College); Series 2008, VRD Private College Facility RB (LOC–Harris N.A.)(e)	0.22%	12/01/38	5,500	5,500,000

Jackson (City of), Tennessee Energy Authority; Series 2009, Ref. VRD Water System RB (LOC–U.S. Bank, N.A.)(e)	0.25%	12/01/23	22,900	22,900,000

Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	3,970	3,970,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	7,830	7,830,000

Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.30%	12/01/34	700	700,000

Kansas City (City of), Missouri Industrial Development Authority (Crooked Creek Apartments Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Topeka)(e)	0.33%	09/01/39	730	730,000

Kendall (County of), Texas Health Facilities Development Corp. (Morningside Ministries); Series 2008, VRD Health Care RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	01/01/41	19,500	19,500,000

Kentucky (State of) Economic Development Finance Authority (St. Elizabeth Medical Center, Inc.); Series 2009 B, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	05/01/33	7,500	7,500,000

Lamar Consolidated Independent School District; Series 2004, VRD Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	0.26%	06/15/26	9,390	9,390,000

Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/31	12,875	12,875,000

Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Communities); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/39	11,100	11,100,000

Lee Memorial Health System; Series 2009 C, VRD Hospital RB (LOC–Northern Trust Co.)(e)	0.21%	04/01/33	4,000	4,000,000

Lorain (County of), Ohio Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.25%	08/02/38	1,940	1,940,000

Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	03/01/38	8,575	8,575,000

Luzerne (County of), Pennsylvania Convention Center Authority; Series 2008 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(e)	0.25%	09/01/28	4,815	4,815,000

Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/26	3,785	3,785,000

Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/14	5,035	5,035,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/27	$4,480	$4,480,000

M3 Realty, LLC; Series 2007, VRD RN (LOC–General Electric Capital Corp.)(d)(e)	0.35%	01/01/33	800	800,000

Marietta (City of), Georgia Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	01/01/32	4,425	4,425,000

Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	07/01/24	2,000	2,000,000

Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/28	1,870	1,870,000

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/32	5,360	5,360,000

Maryland (State of) Health & Higher Educational Facilities Authority (Howard County General Hospital); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/46	26,400	26,400,000

Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	07/01/33	3,535	3,535,000

Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	04/01/35	7,500	7,500,000

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 C, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	07/01/41	34,000	34,000,000

Massachusetts (State of) Development Finance Agency (Abby Kelley Foster Charter Public School); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	09/01/38	4,900	4,900,000

Massachusetts (State of) Development Finance Agency (Brooksby Village Inc.); Series 2004, VRD RB (LOC–Bank of America, N.A.)(e)	0.23%	07/01/32	53,840	53,840,000

Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.22%	10/01/38	6,675	6,675,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(e)	0.26%	03/01/39	11,500	11,500,000

Massachusetts (State of) Health & Educational Facilities Authority (Community Health Center Capital Fund); Series 1995 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	03/01/15	1,135	1,135,000

Massachusetts (State of) Health & Educational Facilities Authority (Dana-Farber Cancer Institute);
Series 2008 L-1, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/46	5,300	5,300,000

Series 2008 L-2, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/46	54,800	54,800,000

Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.24%	07/01/38	8,700	8,700,000

Massachusetts (State of) Housing Finance Agency (Avalon at Crane Brook); Series 2006 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/36	22,840	22,840,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/44	5,208	5,208,000

Mesa (County of), Colorado (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	12/01/26	6,545	6,545,000

Michigan (State of) Higher Education Facilities Authority (Calvin College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	09/01/37	5,000	5,000,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	20,755	20,755,000

Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/30	16,140	16,140,000

Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	35,865	35,865,000

Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	10/15/42	50,400	50,400,000

Michigan (State of) Strategic Fund (Pierce Foundation); Series 1999, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.26%	10/01/40	665	665,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Middletown (City of), Ohio (Atrium Medical Center Obligated Group);
Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	$20,200	$20,200,000

Series 2008 B, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	11/15/39	18,690	18,690,000

Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(e)	0.26%	09/01/40	6,370	6,370,000

Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Assoc. Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	01/01/25	3,690	3,690,000

Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.29%	12/15/29	5,000	5,000,000

Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	04/01/37	1,500	1,500,000

Mississippi (State of) Business Finance Corp. (Jackson State University Privatized Student Housing); Series 2002 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/33	14,200	14,200,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	14,570	14,570,000

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/01/33	14,750	14,750,000

Missouri (State of) Health & Educational Facilities Authority (Lutheran Church Extension Fund–Missouri Synod Loan Program); Series 2004 A, VRD RB (LOC–Bank of America, N.A.)(e)	0.27%	07/01/29	3,950	3,950,000

Mobile (City of), Alabama Downtown Redevelopment Authority (Austral USA, LLC); Series 2009, VRD RB (LOC–Westpac Banking Corp.)(b)(e)	0.25%	09/01/39	7,000	7,000,000

Mobile (City of), Alabama Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.); Series 2010 B, VRD RB (LOC–Deutsche Bank AG)(b)(e)	0.23%	02/01/40	8,895	8,895,000

Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/01/36	52,500	52,500,000

Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/39	6,675	6,675,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Montgomery (County of), Pennsylvania Industrial Development Authority (Archdiocese of Philadelphia); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	11/01/38	46,500	46,500,000

Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/38	1,875	1,875,000

Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.26%	08/15/31	2,865	2,865,000

Montgomery (County of), Tennessee Public Building Authority (Tennessee County Loan Pool); Series 1997, VRD Pooled Financing RB (LOC–Bank of America, N.A.)(d)(e)	0.32%	11/01/27	3,800	3,800,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	3,410	3,410,000

Moon (Township of), Pennsylvania Industrial Development Authority (YMCA of Greater Pittsburgh); Series 2005, VRD Community Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/25	9,350	9,350,000

Morton Grove (Village of), Illinois (Illinois Holocaust Museum & Educational Center); Series 2006, VRD Cultural Facility RB (LOC–Bank of America, N.A.)(e)	0.27%	12/01/41	13,750	13,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/36	6,825	6,825,000

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.28%	01/01/18	6,000	6,000,000

New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.24%	12/01/24	3,355	3,355,000

New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(e)	0.26%	09/01/37	1,320	1,320,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

New Hampshire (State of) Housing Finance Authority (EQR–Bond Partnership-Manchester); Series 1996, Ref. VRD MFH RB (CEP–FNMA)	0.21%	09/15/26	$13,800	$13,800,000

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	06/15/32	41,000	41,000,000

New Mexico (State of) Educational Assistance Foundation; Sr. Series 2009 A, VRD Education Loan RB (LOC–Royal Bank of Canada)(b)(e)	0.29%	11/01/28	2,580	2,580,000

New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(e)	0.23%	11/01/36	3,125	3,125,000

New York City (City of), New York Industrial Development Agency (Abraham Joshua Heschel High School); Series 2002, VRD Civic Facility RB (LOC–TD Bank, N.A.)(e)	0.24%	04/01/32	6,000	6,000,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	7,455	7,455,000

Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/36	1,940	1,940,000

Noblesville (City of), Indiana (Princeton Lakes Apartments); Series 2003 A, VRD Economic Development RB (LOC–Bank of America, N.A.)(e)	0.29%	06/01/38	5,595	5,595,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (E2F Student Housing I, LLC); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	07/01/34	9,030	9,030,000

Norfolk (City of), Virginia Redevelopment & Housing Authority (Norfolk Housing, LLC-The District at ODU); Series 2009, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.35%	09/01/39	41,100	41,100,000

North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/27	3,160	3,160,000

North Carolina (State of) Capital Facilities Finance Agency (Elon College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	01/01/19	7,855	7,855,000

North Carolina (State of) Capital Facilities Finance Agency (Peace College of Raleigh, Inc.); Series 2004, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/29	2,325	2,325,000

North Carolina (State of) Capital Facilities Finance Agency (Pfeiffer University); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	11/01/26	8,340	8,340,000

North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/17	9,055	9,055,000

North Carolina (State of) Capital Facilities Finance Agency (Warren Wilson College); Series 2006, VRD Educational Facilities RB (LOC–Bank of America, N.A.)(e)	0.32%	06/01/31	8,075	8,075,000

North Carolina (State of) Medical Care Commission (Catholic Health East); Series 2008, VRD Health Care System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/15/28	11,215	11,215,000

North Kansas City (City of), Missouri (North Kansas City Hospital); Series 2008, VRD Hospital RB (LOC–Bank of America, N.A.)(e)	0.24%	11/01/33	3,945	3,945,000

North Texas Tollway Authority; Series 2009 D, Ref. VRD First Tier System RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	01/01/49	13,000	13,000,000

Northeastern (Region of), Pennsylvania Hospital & Education Authority (Commonwealth Medical College); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	09/01/34	28,575	28,575,000

Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.27%	11/01/35	2,045	2,045,000

Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	12/01/27	12,050	12,050,000

Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(e)	0.39%	12/01/27	255	255,000

Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/31	28,070	28,070,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	8,875	8,875,000

Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2000 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/01/30	8,365	8,365,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(e)	0.30%	09/01/36	$860	$860,000

Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(e)	0.45%	07/01/16	7,210	7,210,000

Orange (County of), Florida Housing Finance Authority (Palm Key Apartments); Series 1997 C, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	07/01/32	9,150	9,150,000

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	08/01/34	70,000	70,000,000

Orlando (City of) & Orange (County of), Florida Expressway Authority; Subseries 2008 B-3, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.23%	07/01/40	41,400	41,400,000

Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(e)	0.25%	07/01/32	17,135	17,135,000

Parma (City of), Ohio (PRL Corp.); Series 2006 B, VRD Taxable Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	11/01/30	1,740	1,740,000

Parma (City of), Ohio (The Parma Community General Hospital Association);
Series 2006 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/29	15,505	15,505,000

Series 2006 C, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.22%	11/01/30	21,840	21,840,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-Meadville Medical Center); Series 2006 A3, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/21	8,080	8,080,000

Pennsylvania (State of) Economic Development Financing Authority (Springside School); Series 2000 J-4, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/30	4,600	4,600,000

Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(e)	0.28%	10/01/29	1,000	1,000,000

Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.31%	08/01/35	1,200	1,200,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(d)(e)	0.25%	05/01/20	2,950	2,950,000

Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	02/01/34	6,960	6,960,000

Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	53,175	53,175,000

Series 2008 B-3, VRD RB (LOC–Bank of America, N.A.)(e)	0.26%	12/01/38	30,000	30,000,000

Series 2008 B-6, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	9,965	9,965,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/29	4,500	4,500,000

Philadelphia (City of), Pennsylvania Authority for Industrial Development (Philadelphia Protestant Home); Series 2008, VRD RB (LOC–Bank of America, N.A.)(e)	0.28%	07/01/27	22,690	22,690,000

Pitkin (County of), Colorado (Aspen Skiing Co.); Series 1994 A, Ref. VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.21%	04/01/16	900	900,000

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2006 B, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.24%	04/01/28	23,310	23,310,000

Quakertown (Borough of), Pennsylvania General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/26	3,600	3,600,000

Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/39	8,085	8,085,000

Richland (County of), Ohio (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/01/27	11,020	11,020,000

Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(d)	0.26%	08/01/24	3,950	3,950,000

Rush Medical Foundation; Series 2006, VRD Sec. Taxable Promissory Notes (LOC–U.S. Bank, N.A.)(e)	0.27%	12/01/31	5,400	5,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(e)	0.39%	07/01/40	$690	$690,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,900	3,900,000

Sarasota (County of), Florida (Sarasota Family YMCA, Inc.); Series 1999, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	10/01/21	3,075	3,075,000

Sergeant Bluff (City of), Iowa (Sioux City Brick & Tile Co.); Series 1996, VRD IDR (LOC–U.S. Bank, N.A.)(d)(e)	0.35%	03/01/16	3,590	3,590,000

Smyrna (City of), Georgia Housing Authority (The Gardens of Post Village); Series 1996, VRD MFH RB (CEP–FNMA)	0.24%	06/01/25	2,800	2,800,000

Snohomish (County of), Washington Housing Authority (Autumn Chase Apartments); Series 2005, VRD RB (LOC–Bank of America, N.A.)(e)	0.29%	07/01/36	6,630	6,630,000

South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.25%	11/15/35	7,465	7,465,000

South Carolina (State of) Jobs-Economic Development Authority (Republic Services, Inc.); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/34	7,000	7,000,000

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.22%	11/01/32	35,090	35,090,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Columbia, SC); Series 2006, VRD RB (LOC–Bank of America, N.A.)(e)	0.40%	10/01/28	9,710	9,710,000

South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	03/01/28	6,502	6,502,000

South Fulton (Region of), Georgia Municipal Regional Water & Sewer Authority; Series 2007, VRD RB (LOC–Bank of America, N.A.)(e)	0.32%	01/01/33	9,265	9,265,000

St. Charles (County of), Missouri Public Water Supply District No. 2; Series 2005 A, VRD COP (LOC–Bank of America, N.A.)(e)	0.33%	12/01/33	14,070	14,070,000

St. James (Parish of), Louisiana (NuStar Logistics, L.P.); Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	06/01/38	9,700	9,700,000

St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/43	11,905	11,905,000

St. Louis (City of), Missouri Industrial Development Authority (Saint Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.24%	12/01/40	5,150	5,150,000

St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	4,970	4,970,000

St. Paul (City of), Minnesota Port Authority;
Series 2009-9 BB, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.25%	03/01/29	3,000	3,000,000

Series 2009-10 CC, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.27%	03/01/29	4,800	4,800,000

Series 2009-12 EE, VRD District Cooling RB (LOC–Deutsche Bank AG)(b)(e)	0.29%	03/01/29	1,070	1,070,000

St. Petersburg (City of), Florida Health Facilities Authority (Florida Blood Services, Inc.); Series 2008, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/33	11,500	11,500,000

Sumter (County of), Florida Industrial Development Authority (American Cement Company, LLC); Series 2007, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(e)	0.36%	03/01/42	1,530	1,530,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 C-4, Ref. VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	07/01/47	20,225	20,225,000

Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Fort Worth Museum of Science & History); Series 2008, VRD Incremental Draw RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.25%	06/01/38	8,100	8,100,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(b)(e)	0.24%	07/01/19	11,500	11,500,000

Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (LOC–Bank of America, N.A.)(e)	0.28%	05/01/42	6,845	6,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.23%	07/01/33	$18,635	$18,635,000

Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.27%	07/01/41	13,125	13,125,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	01/15/22	5,000	5,000,000

University of Virginia Real Estate Foundation; Series 2001, VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(d)(e)	0.29%	07/01/26	38,860	38,860,000

Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	10/01/34	900	900,000

Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.21%	09/01/38	16,500	16,500,000

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	12/01/38	32,500	32,500,000

Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	08/01/35	16,225	16,225,000

Virginia (State of) Small Business Financing Authority (WoodFuels Virginia, LLC); Series 2009 B, VRD Taxable RB (LOC–Bank of America, N.A.)(e)	0.41%	10/01/24	1,380	1,380,000

Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.25%	10/15/32	750	750,000

Warren (County of), Ohio (Otterbein Homes); Series 2009, VRD Health Care Facilities Improvement RB (LOC–U.S. Bank, N.A.)(e)	0.23%	07/01/39	4,500	4,500,000

Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	06/01/18	10,000	10,000,000

Washington (State of) Higher Education Facilities Authority (Seattle Pacific University); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/30	20,700	20,700,000

Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.25%	12/15/44	950	950,000

Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.29%	07/01/25	8,300	8,300,000

Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.26%	09/01/38	2,000	2,000,000

Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.24%	12/15/44	3,100	3,100,000

Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(e)	0.25%	10/01/19	3,100	3,100,000

Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.29%	05/01/28	2,575	2,575,000

Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	04/01/43	28,500	28,500,000

Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	01/01/30	13,775	13,775,000

Washington (State of) Housing Finance Commission (The Bush School); Series 2006, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.25%	04/01/34	4,870	4,870,000

Washington (State of) Housing Finance Commission (YMCA of Greater Seattle Program); Series 2007, VRD Non-profit RB (LOC–Bank of America, N.A.)(e)	0.24%	09/01/37	3,000	3,000,000

West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	04/01/22	7,770	7,770,000

West Virginia (State of) Economic Development Authority (Appalachian Power Company-Amos); Series 2009 A, VRD Solid Waste Disposal Facilities RB (LOC–Royal Bank of Scotland PLC )(b)(e)	0.25%	12/01/42	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Westmoreland (County of), Pennsylvania Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/24	$7,715	$7,715,000

Winder (City of) & Barrow (County of), Georgia Joint Development Authority (Republic Services, Inc.); Series 2004, VRD Solid Waste Disposal RB (LOC–Wells Fargo Bank, N.A.)(e)	0.25%	11/01/34	15,000	15,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	08/15/34	44,700	44,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/37	6,700	6,700,000

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/35	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	10,000	10,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	6,600	6,600,000

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2006 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.24%	01/15/36	33,265	33,265,000

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.); Series 2008 B, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.22%	12/01/33	19,200	19,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/39	16,000	16,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/26	5,485	5,485,000

Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	08/01/30	6,000	6,000,000

				3,935,995,000

Other Variable Rate Demand Notes–0.38%
Delaware (County of), Pennsylvania Industrial Development Authority (General Electric Capital Corp.); Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,235	8,235,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	8,375	8,375,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	6,355	6,355,000

Series 1997 G, Ref. VRD Resource Recovery Facility RB	0.22%	12/01/31	7,640	7,640,000

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
Series 2007 E, VRD Gulf Opportunity Zone IDR	0.19%	12/01/30	2,900	2,900,000

Series 2009 D, VRD Gulf Opportunity Zone IDR	0.20%	12/01/30	50,000	50,000,000

University of Texas Board of Regents; Series 2001 A, Ref. VRD Financing System RB	0.20%	08/15/13	700	700,000

				84,205,000

Total Variable Rate Demand Notes (Cost $4,020,200,000)				4,020,200,000

Time Deposits–6.44%
Barclays Bank PLC (Cayman Islands)(b)	0.13%	03/01/11	450,000	450,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(b)	0.13%	03/01/11	235,000	235,000,000

Chase Bank U.S.A., N.A. (Cayman Islands)(b)	0.13%	03/01/11	64,090	64,089,683

Credit Suisse First Boston (Cayman Islands)(b)	0.14%	03/01/11	700,000	700,000,000

Total Time Deposits (Cost $1,449,089,683)				1,449,089,683

Medium-Term Notes–5.36%
ANZ National (Int’l) Ltd. Sr. Unsec. Gtd. Medium-Term Notes(a)(b)(d)	1.00%	09/23/11	140,000	140,521,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Short-Term Investments Trust

Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Medium-Term Notes–(continued)

European Investment Bank,
Global Bonds(b)	2.63%	05/16/11	$75,000	$75,300,917

Sr. Unsec. Global Notes(b)	5.25%	06/15/11	35,000	35,460,802

International Bank for Reconstruction & Development Sr. Global Notes(a)(b)	0.31%	07/13/11	100,000	100,000,000

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Euro Notes (United Kingdom)(b)	3.75%	03/09/11	8,500	8,505,583

Sr. Unsec. Gtd. Global Bonds(b)	3.75%	06/27/11	100,000	100,990,625

Lloyds TSB Bank PLC Sr. Unsec. Gtd. Medium-Term Euro Notes(a)(b)	0.95%	12/02/11	105,000	105,498,475

Rabobank Nederland
Sr. Unsec. Notes(a)(b)(d)	0.38%	03/16/12	50,000	50,000,000

Sr. Unsec. Notes(a)(b)(d)	0.51%	08/05/11	65,000	65,056,770

Sr. Unsec. Notes(a)(b)(d)	2.05%	04/07/11	150,000	150,000,000

Royal Bank of Canada Sr. Unsec. Notes(a)(b)(d)	0.30%	04/02/12	200,000	200,000,000

Westpac Banking Corp. Sr. Unsec. Deposit Notes(a)(b)(d)	0.30%	03/02/11	175,000	175,000,000

Total Medium-Term Notes (Cost $1,206,334,461)				1,206,334,461

Call Deposits–1.11%
Alliance & Leicester PLC(a)(b)(g) (Cost $250,000,000)	0.30%	—	250,000	250,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–97.20% (Cost $21,862,362,794)				21,862,362,794

			Repurchase
			Amount
Repurchase Agreements–2.76%(h)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	311,940,392	311,938,746

Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by U.S. Treasury obligations valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	309,119,596	309,118,050

Total Repurchase Agreements (Cost $621,056,796)				621,056,796

TOTAL INVESTMENTS(i)(j)–99.96% (Cost $22,483,419,590)				22,483,419,590

OTHER ASSETS LESS LIABILITIES–0.04%				8,059,284

NET ASSETS–100.00%				$22,491,478,874

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation Bonds
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 13.7%; Cayman Islands: 6.4%; Netherlands: 5.6%; other countries less than 5% each: 14.8%.
(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $6,246,579,299, which represented 27.77% of the Fund’s Net Assets.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(g)	Open call deposit with no specified maturity date. Either party may increase, decrease or close the deposit upon one day prior written notice.
(h)	Principal amount equals value at period end. See Note 1J.
(i)	Also represents cost for federal income tax purposes.
(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	46.9%

8-30	15.6

31-60	13.3

61-90	13.8

91-180	9.2

181+	1.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper–62.62%(a)
Asset-Backed Securities–Commercial Loans/Leases–4.77%
Atlantis One Funding Corp.(b)(c)	0.25%	04/11/11	$50,000	$49,985,764

Atlantis One Funding Corp.(b)(c)	0.26%	03/11/11	100,000	99,992,778

				149,978,542

Asset-Backed Securities–Consumer Receivables–5.72%
Bryant Park Funding LLC(c)	0.24%	03/09/11	100,000	99,994,667

Salisbury Receivables Co. LLC(c)	0.24%	04/05/11	50,000	49,988,333

Thames Asset Global Securitization No. 1, Inc.(b)(c)	0.25%	04/12/11	30,000	29,991,250

				179,974,250

Asset-Backed Securities–Fully Supported Bank–18.06%
Concord Minutemen Capital Co., LLC Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	04/01/11	110,000	109,964,953

Crown Point Capital Co., LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.35%	03/25/11	85,000	84,980,167

Grampian Funding Ltd./LLC (CEP–Lloyds TSB Bank PLC)(b)(c)	0.30%	04/15/11	95,000	94,964,375

Lexington Parker Capital Co. LLC, (Multi-CEP’s-Liberty Hampshire Co., LLC; agent) (Multi-CEP’s-Liberty Hampshire Co., LLC; agent)(b)(c)	0.37%	03/10/11	100,000	99,990,750

Liberty Street Funding LLC, (CEP–Bank of Nova Scotia)(b)(c)	0.23%	03/09/11	50,000	49,997,445

LMA Americas LLC, (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)	0.29%	03/15/11	65,000	64,992,669

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.24%	04/18/11	13,400	13,395,712

Surrey Funding Corp. (CEP–Barclays Bank PLC)(b)(c)	0.26%	04/14/11	50,000	49,984,111

				568,270,182

Asset-Backed Securities–Multi-Purpose–7.39%
Atlantic Asset Securitization LLC(c)	0.22%	03/23/11	75,000	74,989,916

Atlantic Asset Securitization LLC(c)	0.24%	03/01/11	35,000	35,000,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/07/11	75,000	74,997,000

Mont Blanc Capital Corp.(b)(c)	0.24%	03/08/11	47,662	47,659,776

				232,646,692

Asset-Backed Securities–Securities–7.62%
Aspen Funding Corp.(c)	0.26%	03/21/11	40,000	39,994,222

Newport Funding Corp.(c)	0.26%	03/24/11	50,000	49,991,695

Solitaire Funding Ltd./LLC(b)(c)	0.26%	03/21/11	150,000	149,978,333

				239,964,250

Asset-Backed Securities–Trade Receivables–1.27%
Victory Receivables Corp.(c)	0.26%	03/30/11	39,982	39,973,626

Diversified Banks–15.38%
Canadian Imperial Holdings, Inc.(b)	0.20%	03/11/11	100,000	99,994,444

Credit Agricole CIB North America, Inc.(b)	0.30%	03/01/11	34,000	34,000,000

ING (US) Funding LLC(b)	0.23%	03/02/11	100,000	99,999,361

Royal Bank of Scotland PLC(b)(c)	0.26%	03/01/11	125,000	125,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Diversified Banks–(continued)

Societe Generale North America, Inc.(b)	0.24%	03/01/11	$45,000	$45,000,000

Societe Generale North America, Inc.(b)	0.36%	04/01/11	80,000	79,975,200

				483,969,005

Life & Health Insurance–2.41%
MetLife Short Term Funding LLC(c)	0.23%	03/29/11	75,873	75,859,427

Total Commercial Paper (Cost $1,970,635,974)				1,970,635,974

Variable Rate Demand Notes–18.66%(d)
Credit Enhanced–18.53%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.29%	06/01/29	2,700	2,700,000

Allegheny (County of), Pennsylvania Hospital Development Authority (University of Pittsburgh Medical Center); Series 2010 C, VRD RB (LOC–PNC Bank N.A.)(e)	0.20%	05/15/38	3,825	3,825,000

Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/25	4,815	4,815,000

Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.25%	03/01/35	13,185	13,185,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.30%	12/01/28	5,200	5,200,000

Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.27%	12/15/34	3,355	3,355,000

Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.23%	02/01/31	7,285	7,285,000

Butler (County of), Pennsylvania General Authority (New Castle Area School District); Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/29	5,870	5,870,000

Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.25%	11/01/40	3,870	3,870,000

Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	13,700	13,700,000

Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	06/01/37	25,800	25,800,000

Clark (County of), Nevada (Southwest Gas Corp.); Series 2009 A, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	12/01/39	12,000	12,000,000

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society);
Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.24%	06/01/37	5,000	5,000,000

Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	06/01/15	6,390	6,390,000

Colorado (State of) Health Facilities Authority (Exempla, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.21%	01/01/39	7,800	7,800,000

Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.26%	03/01/34	7,725	7,725,000

Delaware (State of) Economic Development Authority (Peninsula United Methodist Homes, Inc.); Series 2007 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.20%	05/15/37	7,000	7,000,000

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	31,500	31,500,000

Franklin (County of), Ohio (Doctors OhioHealth Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.25%	12/01/28	6,260	6,260,000

Haverford (Township of), Pennsylvania School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.24%	03/01/30	1,800	1,800,000

Hazleton (City of), Pennsylvania Area Industrial Development Authority (MMI Preparatory School); Series 1999, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.25%	10/01/24	3,240	3,240,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Aurora Central Catholic High School); Series 1994, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	04/01/24	$4,070	$4,070,000

Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.22%	04/01/38	8,600	8,600,000

Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(e)	0.23%	12/01/28	8,500	8,500,000

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–Northern Trust Co.)(e)	0.21%	01/01/16	6,500	6,500,000

Illinois (State of) Finance Authority (Village of Oak Park Residence Corp.); Series 2001, VRD RB (LOC–Bank of America, N.A.)(c)(e)	0.45%	07/01/41	8,000	8,000,000

Indiana (State of) Development Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	02/01/39	3,700	3,700,000

Indiana (State of) Health Facility Financing Authority (Rehabilitation Hospital of Indiana Inc.); Series 1990, VRD Hospital ACES RB (LOC–PNC Bank, N.A.)(e)	0.24%	11/01/20	12,700	12,700,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(e)	0.22%	11/01/32	1,500	1,500,000

Jackson (County of), Michigan Economic Development Corp. (Vista Grande Villa); Series 2001 A, Ref. VRD Limited Obligation RB (LOC–Bank of America, N.A.)(e)	0.30%	11/01/31	2,400	2,400,000

Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.25%	07/15/33	3,830	3,830,000

Kansas City (City of), Missouri Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/32	18,600	18,600,000

Lorain (County of), Ohio (EMH Regional Medical Center); Series 2008, Ref. VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	11/01/21	5,285	5,285,000

Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	07/01/33	5,265	5,265,000

Massachusetts (State of) Housing Finance Agency (Avalon at Bedford Center); Series 2007 A, VRD Taxable RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	06/01/37	15,221	15,221,000

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.25%	10/15/38	6,195	6,195,000

Mississippi (State of) Business Finance Corp. (Petal Gas Storage, LLC); Series 2007, VRD Gulf Opportunity Zone IDR (LOC–Deutsche Bank AG)(b)(e)	0.25%	08/01/34	19,000	19,000,000

Mississippi (State of) Business Finance Corp. (Rush Medical Foundation); Series 2006, VRD Health Care Facilities RB (LOC–U.S. Bank, N.A.)(e)	0.23%	12/01/31	27,270	27,270,000

Mississippi (State of) Development Bank (Harrison (County of)); Series 2008 A-1, Ref. VRD Special GO Bonds (LOC–Bank of America, N.A.)(e)	0.30%	10/01/17	500	500,000

Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/35	5,875	5,875,000

Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(e)	0.25%	05/01/26	4,450	4,450,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(b)(e)	0.26%	07/01/38	43,265	43,265,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Hickory Trace Apartments); Series 2003, Ref. VRD MFH RB (CEP– FHLMC)	0.26%	03/01/33	4,750	4,750,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.25%	02/15/34	3,695	3,695,000

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.23%	01/01/24	34,500	34,500,000

Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.24%	04/01/32	6,365	6,365,000

Northeastern Pennsylvania (Region of) Hospital & Education Authority (Danville Area School District); Series 2009, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/38	6,995	6,995,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced–(continued)

Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.25%	06/01/23	$6,850	$6,850,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.26%	12/01/37	1,000	1,000,000

Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.29%	10/15/38	5,600	5,600,000

Pell City (City of), Alabama Special Care Facilities Financing Authority (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.26%	12/01/39	3,000	3,000,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	03/01/19	2,885	2,885,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC–PNC Bank, N.A.)(e)	0.25%	05/01/34	3,000	3,000,000

Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Bank of America, N.A.)(e)	0.25%	12/01/38	20,750	20,750,000

Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(e)	0.28%	12/01/24	5,235	5,235,000

Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.28%	03/01/36	11,000	11,000,000

Saline (City of), Michigan Economic Development Corp. (Evangelical Homes of Michigan-Brecon Village); Series 1997, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	11/01/25	3,400	3,400,000

San Antonio (City of), Texas Education Facilities Corp. (University of the Incarnate Word); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/27	100	100,000

St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	5,600	5,600,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(e)	0.44%	10/01/21	4,390	4,390,000

St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.26%	04/15/27	9,170	9,170,000

Volusia (County of), Florida Health Facilities Authority (Southwest Volusia Healthcare Corp.); Series 1994 A, VRD Hospital RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.27%	11/15/23	10,270	10,270,000

Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	06/01/30	4,500	4,500,000

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 B, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.23%	11/15/39	14,000	14,000,000

Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.27%	09/15/20	2,880	2,880,000

Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	7,000	7,000,000

Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	12/01/36	11,000	11,000,000

Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.28%	03/01/36	6,380	6,380,000

				583,361,000

Other Variable Rate Demand Notes–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.17%	12/01/30	4,000	4,000,000

Total Variable Rate Demand Notes (Cost $587,361,000)				587,361,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        Short-Term Investments Trust

STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit–7.31%
Bank of Montreal	0.19%	03/14/11	$75,000	$75,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.29%	03/07/11	55,000	55,000,000

Mitsubishi UFJ Trust & Banking Corp.	0.31%	04/01/11	100,000	100,000,000

Total Certificates of Deposit (Cost $230,000,000)				230,000,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)–88.59% (Cost $2,787,996,974)				2,787,996,974

			Repurchase
			Amount
Repurchase Agreements–11.40%(f)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $731,474,619 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $746,100,187; 0.75%-8.88%, 12/18/13-08/15/40)	0.19%	03/01/11	68,696,249	68,695,886

BNP Paribas, Joint agreement dated 02/28/11, aggregate maturing value $592,005,920 (collateralized by U.S. Government sponsored agency & Corporate obligations valued at $607,597,635; 0%-6.54%, 01/12/12-06/25/43)	0.36%	03/01/11	150,001,500	150,000,000

Wells Fargo Securities, LLC, Joint agreement dated 02/28/11, aggregate maturing value $1,000,007,778 (collateralized by Corporate obligations valued at $1,050,000,000; 0%-10.00%, 03/09/11-03/14/51)	0.28%	03/01/11	140,001,089	140,000,000

Total Repurchase Agreements (Cost $358,695,886)				358,695,886

TOTAL INVESTMENTS(g)(h)–99.99% (Cost $3,146,692,860)				3,146,692,860

OTHER ASSETS LESS LIABILITIES–0.01%				375,046

NET ASSETS–100.00%				$3,147,067,906

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdoms: 25.5%; France: 11.9%; Netherlands: 11.8%; Canada: 5.1%; other countries less than 5% each: 0.6%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $1,627,721,969, which represented 51.72% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1J.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Liberty Hampshire Co., LLC	9.4%

Bank Tokyo-MITS	6.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27        Short-Term Investments Trust

STIC Prime Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	45.0%

8-30	36.7

31-60	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities–34.86%
U.S. Treasury Bills–34.86%(a)
U.S. Treasury Bills	0.18%	03/03/11	$250,000	$249,997,500

U.S. Treasury Bills	0.19%	04/07/11	435,000	434,916,159

U.S. Treasury Bills	0.15%	04/14/11	240,000	239,956,000

U.S. Treasury Bills	0.17%	04/14/11	250,000	249,948,819

U.S. Treasury Bills	0.12%	04/15/11	500,000	499,923,750

U.S. Treasury Bills	0.17%	04/21/11	200,000	199,950,417

U.S. Treasury Bills	0.17%	05/05/11	120,000	119,962,733

U.S. Treasury Bills	0.18%	05/05/11	150,000	149,952,604

U.S. Treasury Bills	0.16%	05/12/11	400,000	399,870,600

U.S. Treasury Bills	0.19%	05/12/11	125,000	124,952,500

U.S. Treasury Bills	0.19%	05/19/11	300,000	299,875,575

U.S. Treasury Bills	0.17%	05/26/11	200,000	199,917,345

U.S. Treasury Bills	0.18%	07/07/11	250,000	249,843,111

U.S. Treasury Bills	0.18%	07/14/11	200,000	199,865,000

U.S. Treasury Bills	0.19%	07/14/11	140,000	139,902,088

U.S. Treasury Bills	0.14%	07/21/11	200,000	199,887,189

U.S. Treasury Bills	0.17%	08/11/11	225,000	224,823,757

U.S. Treasury Bills	0.15%	08/18/11	200,000	199,856,444

U.S. Treasury Bills	0.16%	08/25/11	200,000	199,846,600

U.S. Treasury Bills	0.20%	10/20/11	195,000	194,748,214

U.S. Treasury Bills	0.27%	01/12/12	150,000	149,640,733

Total U.S. Treasury Securities (Cost $4,927,637,138)				4,927,637,138

TOTAL INVESTMENTS (excluding Repurchase Agreements)–34.86% (Cost $4,927,637,138)				4,927,637,138

			Repurchase
			Amount
Repurchase Agreements–65.15%(b)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	477,588,537	477,586,149

BMO Capital Markets Corp., Agreement dated 02/28/11, maturing value of $1,420,006,706 (collateralized by U.S. Treasury obligations valued at $1,448,400,037; 0%-8.75%, 03/03/11-02/15/41)	0.17%	03/01/11	1,420,006,706	1,420,000,000

BNP Paribas Securities Corp., Agreement dated 02/28/11, maturing value $670,003,164 (collateralized by U.S. Treasury obligations valued at $683,400,004; 0.50%-4.75%, 12/31/11-08/15/17)	0.17%	03/01/11	670,003,164	670,000,000

BNP Paribas Securities Corp., Term agreement dated 01/13/11, maturing value $500,212,500 (collateralized by U.S. Treasury obligations valued at $510,000,039; 4.50%-7.25%, 08/15/22-05/15/38)(c)	0.17%	04/13/11	500,212,500	500,000,000

BNP Paribas Securities Corp., Term agreement dated 01/20/11, maturing value $500,225,000 (collateralized by U.S. Treasury obligations valued at $510,000,007; 5.50%-8.13%, 05/15/21-08/15/29)(c)	0.18%	04/20/11	500,225,000	500,000,000

CIBC World Markets Corp., Agreement dated 02/28/11, maturing value of $100,000,472 (collateralized by U.S. Treasury obligations valued at $102,003,858; 0.50%-4.75%, 10/31/11-02/15/41)	0.17%	03/01/11	100,000,472	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	180,000,900	180,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29        Short-Term Investments Trust

Treasury Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

Credit Suisse Securities (USA) LLC, Term agreement dated 01/18/11, maturing value of $500,237,500 (collateralized by U.S. Treasury obligations valued at $510,002,399; 0%, 05/15/11-02/15/41)(c)	0.19%	04/18/11	$500,237,500	$500,000,000

Deutsche Bank Securities Inc., Agreement dated 02/28/11, maturing value of $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,000,030; 0%-6.13%, 03/24/11-11/15/27)	0.17%	03/01/11	1,000,004,722	1,000,000,000

Goldman, Sachs & Co., Agreement dated 02/28/11, maturing value $500,001,389 (collateralized by U.S. Treasury obligations valued at $510,000,041; 0%-10.63%, 03/31/11-02/15/31)	0.10%	03/01/11	500,001,389	500,000,000

HSBC Securities (USA) Inc., Agreement dated 02/28/11, maturing value $1,000,004,722 (collateralized by U.S. Treasury obligations valued at $1,020,002,954; 0.50%-7.25%, 04/15/11-05/15/39)	0.17%	03/01/11	1,000,004,722	1,000,000,000

JPMorgan Securities Inc., Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. a Treasury obligation valued at $255,001,768; 0.63%, 02/28/13)	0.15%	03/01/11	250,001,042	250,000,000

Merrill Lynch Government Securities, Inc., Agreement dated 02/28/11, maturing value $170,000,803 (collateralized by U.S. Treasury obligations valued at $173,400,041; 1.00%-1.13%, 07/31/11-01/15/12)	0.17%	03/01/11	170,000,803	170,000,000

Morgan Stanley, Agreement dated 02/28/11, maturing value $250,001,042 (collateralized by U.S. Treasury obligations valued at $255,000,028; 1.75%-2.13%, 01/15/26-02/15/41)	0.15%	03/01/11	250,001,042	250,000,000

RBC Capital Markets Corp., Agreement dated 02/28/11, maturing value $250,001,181 (collateralized by U.S. Treasury obligations valued at $255,000,091; 0.63%-1.88%, 02/28/13-09/30/17)	0.17%	03/01/11	250,001,181	250,000,000

RBS Securities Inc., Agreement dated 02/28/11, maturing value $500,002,361 (collateralized by U.S. Treasury obligations valued at $510,003,640; 0.38%-7.63%, 09/30/12-02/15/26)	0.17%	03/01/11	500,002,361	500,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	690,003,259	690,000,000

Wells Fargo Securities, LLC, Agreement dated 02/28/11, maturing value $250,001,250 (collateralized by U.S. Treasury obligations valued at $255,000,008; 0.38%-4.75%, 04/30/12-02/15/40)	0.18%	03/01/11	250,001,250	250,000,000

Total Repurchase Agreements (Cost $9,207,586,149)				9,207,586,149

TOTAL INVESTMENTS(d)–100.01% (Cost $14,135,223,287)				14,135,223,287

OTHER ASSETS LESS LIABILITIES–(0.01)%				(1,473,253)

NET ASSETS–100.00%				$14,133,750,034

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1J.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30        Short-Term Investments Trust

Treasury Portfolio

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	63.4%

31-60	15.0

61-90	9.2

91-180	10.0

181+	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–53.38%
Federal Farm Credit Bank (FFCB)–4.13%
Bonds(a)	0.20%	04/14/11	$60,000	$59,998,531

Bonds(a)	0.23%	08/22/11	40,000	40,000,000

Bonds(a)	0.20%	09/20/11	40,000	39,997,749

Bonds(a)	0.19%	12/16/11	75,000	74,998,510

Disc. Notes(b)	0.28%	11/17/11	75,000	74,845,031

				289,839,821

Federal Home Loan Bank (FHLB)–19.51%
Unsec. Bonds(a)	0.15%	05/16/11	125,000	124,997,348

Unsec. Bonds(a)	0.25%	05/25/11	150,000	150,000,000

Unsec. Bonds(a)	0.18%	05/26/11	75,000	75,000,000

Unsec. Bonds(a)	0.17%	07/25/11	44,000	43,992,728

Unsec. Bonds(a)	0.18%	09/09/11	50,000	49,986,753

Unsec. Bonds(a)	0.30%	09/13/11	25,000	25,000,000

Unsec. Bonds(a)	0.21%	09/23/11	85,000	84,990,364

Unsec. Bonds(a)	0.29%	01/20/12	80,000	79,992,891

Unsec. Bonds	0.46%	02/22/12	24,000	24,000,000

Unsec. Disc. Notes(b)	0.07%	03/01/11	14,300	14,300,000

Unsec. Disc. Notes(b)	0.17%	03/18/11	202,000	201,983,784

Unsec. Disc. Notes(b)	0.17%	05/11/11	75,000	74,974,854

Unsec. Disc. Notes(b)	0.22%	05/13/11	150,000	149,933,083

Unsec. Global Bonds(a)	0.25%	06/21/11	150,000	149,990,798

Unsec. Global Bonds(a)	0.17%	07/25/11	120,000	119,975,696

				1,369,118,299

Federal Home Loan Mortgage Corp. (FHLMC)–16.91%
Unsec. Disc. Notes(b)	0.17%	03/15/11	90,000	89,994,050

Unsec. Disc. Notes(b)	0.22%	04/04/11	150,000	149,968,833

Unsec. Disc. Notes(b)	0.22%	04/05/11	75,000	74,983,958

Unsec. Disc. Notes(b)	0.20%	04/11/11	50,000	49,988,611

Unsec. Disc. Notes(b)	0.25%	04/26/11	50,000	49,980,556

Unsec. Disc. Notes(b)	0.41%	05/03/11	65,000	64,953,363

Unsec. Disc. Notes(b)	0.25%	05/17/11	65,000	64,965,243

Unsec. Disc. Notes(b)	0.20%	05/31/11	79,684	79,643,715

Unsec. Disc. Notes(b)	0.21%	05/31/11	26,785	26,771,120

Unsec. Disc. Notes(b)	0.20%	07/05/11	25,000	24,982,500

Unsec. Disc. Notes(b)	0.19%	08/03/11	125,000	124,897,743

Unsec. Disc. Notes(b)	0.17%	08/15/11	50,000	49,960,569

Unsec. Disc. Notes(b)	0.20%	10/18/11	60,000	59,924,925

Unsec. Disc. Notes(b)	0.20%	10/19/11	50,000	49,935,556

Unsec. Global Notes(a)	0.22%	05/04/11	60,000	59,997,894

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32        Short-Term Investments Trust

Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Unsec. Global Notes(a)	0.14%	11/09/11	$50,000	$49,975,126

Unsec. MTN(a)	0.37%	03/09/11	30,000	30,000,870

Unsec. MTN(a)	0.24%	08/05/11	60,000	60,000,884

Unsec. Notes(a)	0.23%	09/26/11	26,000	26,003,068

				1,186,928,584

Federal National Mortgage Association (FNMA)–12.83%
Unsec. Disc. Notes(b)	0.31%	04/01/11	90,000	89,975,975

Unsec. Disc. Notes(b)	0.20%	04/06/11	145,650	145,620,870

Unsec. Disc. Notes(b)	0.23%	04/11/11	85,000	84,977,735

Unsec. Disc. Notes(b)	0.17%	04/13/11	100,000	99,979,694

Unsec. Disc. Notes(b)	0.18%	04/20/11	137,000	136,965,750

Unsec. Disc. Notes(b)	0.20%	05/02/11	100,000	99,965,556

Unsec. Disc. Notes(b)	0.19%	05/04/11	95,000	94,967,911

Unsec. Disc. Notes(b)	0.20%	07/06/11	85,000	84,938,529

Unsec. Disc. Notes(b)	0.17%	08/17/11	62,791	62,740,889

				900,132,909

Total U.S. Government Sponsored Agency Securities (Cost $3,746,019,613)				3,746,019,613

U.S. Treasury Securities–3.20%(b)
U.S. Treasury Bills	0.17%	05/05/11	50,000	49,984,472

U.S. Treasury Bills	0.19%	05/12/11	100,000	99,962,000

U.S. Treasury Bills	0.28%	01/12/12	75,000	74,818,385

Total U.S. Treasury Securities (Cost $224,764,857)				224,764,857

TOTAL INVESTMENTS (excluding Repurchase Agreements) (Cost $3,970,784,470)				3,970,784,470

			Repurchase
			Amount
Repurchase Agreements–43.43%(c)
Barclays Capital Inc., Joint agreement dated 02/28/11, aggregate maturing value of $964,567,253 (collateralized by a U.S. Treasury obligation valued at $983,853,731; 2.13%, 02/29/16)	0.18%	03/01/11	117,260,535	117,259,949

BMO Capital Markets Corp., Joint agreement dated 02/28/11, aggregate maturing value $100,000,528 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $102,000,346; 0%-5.24%, 04/20/11-04/15/30)	0.19%	03/01/11	50,000,264	50,000,000

BNP Paribas Securities Corp., Joint agreement dated 02/28/11, aggregate maturing value $750,003,958 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,588; 0%-4.75%, 03/23/11-11/17/15)	0.19%	03/01/11	700,003,694	700,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $350,001,750 (collateralized by U.S. Treasury obligations valued at $357,000,510; 0%, 02/15/15-08/15/37)	0.18%	03/01/11	100,000,500	100,000,000

Credit Suisse Securities (USA) LLC, Joint agreement dated 02/28/11, aggregate maturing value of $500,002,500 (collateralized by U.S. Treasury obligations valued at $510,001,619; 0%, 08/15/11-08/15/34)	0.18%	03/01/11	320,001,600	320,000,000

Deutsche Bank Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $750,003,750 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,501; 0%-5.25%, 03/02/11-04/08/30)	0.18%	03/01/11	700,003,500	700,000,000

Goldman, Sachs & Co., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,760; 0%-5.00%, 05/10/11-02/24/31)	0.19%	03/01/11	450,002,375	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33        Short-Term Investments Trust

Government & Agency Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements–(continued)

RBS Securities Inc., Joint agreement dated 02/28/11, aggregate maturing value $500,002,639 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,303; 0%-9.38%, 03/11/11-09/15/39)	0.19%	03/01/11	$350,001,847	$350,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $750,003,542 (collateralized by U.S. Treasury obligations valued at $765,000,062; 0%-4.38%, 04/15/11-05/15/40)	0.17%	03/01/11	60,000,283	60,000,000

Societe Generale, Joint agreement dated 02/28/11, aggregate maturing value $250,001,319 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,362; 0%-5.88%, 11/23/12-04/01/36)	0.19%	03/01/11	200,001,055	200,000,000

Total Repurchase Agreements (Cost $3,047,259,949)				3,047,259,949

TOTAL INVESTMENTS(d)–100.01% (Cost $7,018,044,419)				7,018,044,419

OTHER ASSETS LESS LIABILITIES–(.01)%				(792,815)

NET ASSETS–100.00%				$7,017,251,604

Investment Abbreviations:

Disc.	– Discounted
MTN	– Medium-Term Notes
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	54.6%

8-30	10.6

31-60	12.6

61-90	11.7

91-180	6.5

181+	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Government Sponsored Agency Securities–93.57%
Federal Farm Credit Bank (FFCB)–3.17%
Bonds(a)	0.20%	04/14/11	$5,000	$4,999,878

Bonds(a)	0.23%	08/22/11	7,050	7,050,000

Bonds(a)	0.20%	09/20/11	5,600	5,599,685

Disc. Notes(b)	0.28%	11/17/11	7,169	7,154,187

				24,803,750

Federal Home Loan Bank (FHLB)–90.40%
Unsec. Bonds(a)	0.15%	05/16/11	10,000	9,999,788

Unsec. Bonds(a)	0.25%	05/25/11	5,000	5,000,000

Unsec. Bonds(a)	0.18%	05/26/11	1,500	1,499,893

Unsec. Bonds(a)	0.17%	07/25/11	10,000	9,998,347

Unsec. Bonds(a)	0.18%	09/09/11	8,100	8,097,854

Unsec. Bonds(a)	0.30%	09/13/11	5,000	5,000,000

Unsec. Bonds(a)	0.21%	09/23/11	5,000	4,999,433

Unsec. Bonds(a)	0.28%	10/20/11	5,000	5,000,000

Unsec. Bonds(a)	0.29%	01/20/12	5,000	4,999,556

Unsec. Disc. Notes(b)	0.07%	03/01/11	335,700	335,700,000

Unsec. Disc. Notes(b)	0.15%	03/02/11	19,700	19,699,915

Unsec. Disc. Notes(b)	0.10%	03/03/11	25,000	24,999,861

Unsec. Disc. Notes(b)	0.11%	03/09/11	16,000	15,999,609

Unsec. Disc. Notes(b)	0.09%	03/11/11	10,000	9,999,750

Unsec. Disc. Notes(b)	0.11%	03/16/11	30,000	29,998,656

Unsec. Disc. Notes(b)	0.11%	03/23/11	15,000	14,998,946

Unsec. Disc. Notes(b)	0.17%	03/23/11	15,000	14,998,442

Unsec. Disc. Notes(b)	0.12%	03/25/11	25,000	24,998,000

Unsec. Disc. Notes(b)	0.17%	04/08/11	14,000	13,997,488

Unsec. Disc. Notes(b)	0.20%	04/13/11	12,500	12,497,014

Unsec. Disc. Notes(b)	0.13%	04/15/11	25,000	24,995,937

Unsec. Disc. Notes(b)	0.17%	04/21/11	15,000	14,996,388

Unsec. Disc. Notes(b)	0.17%	04/29/11	25,000	24,993,035

Unsec. Disc. Notes(b)	0.18%	05/04/11	15,000	14,995,200

Unsec. Disc. Notes(b)	0.17%	05/11/11	10,000	9,996,647

Unsec. Disc. Notes(b)	0.22%	05/13/11	5,000	4,997,769

Unsec. Disc. Notes(b)	0.20%	05/18/11	4,186	4,184,186

Unsec. Disc. Notes(b)	0.20%	07/13/11	6,900	6,894,863

Unsec. Disc. Notes(b)	0.19%	08/03/11	8,250	8,243,251

Unsec. Disc. Notes(b)	0.17%	08/17/11	15,000	14,988,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35        Short-Term Investments Trust

Government TaxAdvantage Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Home Loan Bank (FHLB)–(continued)

Unsec. Global Bonds(a)	0.17%	07/25/11	$5,000	$4,998,987

				706,766,844

Total U.S. Government Sponsored Agency Securities (Cost $731,570,594)				731,570,594

U.S. Treasury Securities–6.46%(b)
U.S. Treasury Bills	0.13%	03/24/11	20,000	19,998,352

U.S. Treasury Bills	0.19%	04/07/11	10,000	9,998,099

U.S. Treasury Bills	0.17%	05/05/11	10,000	9,996,894

U.S. Treasury Bills	0.19%	05/12/11	5,000	4,998,100

U.S. Treasury Bills	0.28%	01/12/12	5,500	5,486,681

Total U.S. Treasury Securities (Cost $50,478,126)				50,478,126

TOTAL INVESTMENTS(c)–100.03% (Cost $782,048,720)				782,048,720

OTHER ASSETS LESS LIABILITIES–(0.03)%				(198,272)

NET ASSETS–100.00%				$781,850,448

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 2/28/11

1-7	53.3%

8-30	21.9

31-60	13.0

61-90	6.3

91-180	3.9

181+	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36        Short-Term Investments Trust

Schedule of Investments

February 28, 2011
(Unaudited)

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.23%
Arizona–3.07%
JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB(a)(b)(c)	0.34%	08/01/15	$7,470	$7,470,000

Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.33%	12/01/37	13,725	13,725,000

Phoenix (City of) Industrial Development Authority (Lynwood Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLB of San Francisco)(a)	0.26%	10/01/25	4,930	4,930,000

				26,125,000

Colorado–5.88%
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	07/01/34	2,450	2,450,000

Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	11/01/28	2,500	2,500,000

Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD Multi-Family RB (CEP–FNMA)(a)	0.27%	02/15/28	1,000	1,000,000

Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.55%	03/01/17	7,000	7,000,000

EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/21	4,670	4,670,000

El Paso (County of) (Briarglen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.28%	12/01/24	1,000	1,000,000

Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.33%	12/01/34	6,810	6,810,000

Meridian Ranch Metropolitan District; Series 2009, Ref. VRD Limited Tax GO Bonds (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/38	2,135	2,135,000

Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	12/01/23	2,295	2,295,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(d)(e)	0.28%	12/01/30	20,150	20,150,000

				50,010,000

Connecticut–0.71%
Newtown (Town of); Series 2011, Unlimited Tax GO BAN	1.50%	02/22/12	6,000	6,062,080

Florida–4.81%
Florida (State of) Development Finance Corp. (The Wellness Community–Southwest Florida, Inc.); Series 2009, VRD IDR (LOC–Harris N.A.)(a)(d)	0.27%	08/01/34	5,500	5,500,000

Jacksonville (City of) Health Facilities Authority (University of Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.28%	06/01/22	9,180	9,180,000

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(b)(c)	0.26%	04/01/17	2,275	2,275,000

Manatee (County of) (St. Stephen’s Upper School); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/25	5,300	5,300,000

Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.25%	10/15/32	1,125	1,125,000

Miami-Dade (County of) Educational Facilities Authority (Carlos Albizu University); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/25	2,000	2,000,000

Miami-Dade (County of) Industrial Development Authority (Gulliver Schools); Series 2000, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	09/01/29	2,550	2,550,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation Programs, Inc.); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	04/01/20	$2,925	$2,925,000

Sarasota (County of) (The Glenridge on Palmer Ranch, Inc.); Series 2006, Ref. VRD Continuing Care Retirement Community RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.24%	06/01/36	10,100	10,100,000

				40,955,000

Georgia–2.38%
Columbia (County of) Elderly Authority Residential Care Facilities (Augusta Resource Center on Aging Inc.–Brandon Wilde Lifecare Community Center); Series 1994, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	01/01/21	5,365	5,365,000

Forsyth (County of) Development Authority (Pinecrest Academy Inc.); Series 2000, VRD RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	09/01/25	8,790	8,790,000

Marietta (City of) Housing Authority (Ashton Place Apartments f/k/a Franklin Walk Apartments); Series 1990, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	01/01/32	2,200	2,200,000

Roswell (City of) Housing Authority (Chambrel at Roswell); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.26%	11/15/32	3,920	3,920,000

				20,275,000

Illinois–6.36%
Chicago (City of) (Neighborhoods Alive 21 Program); Series 2002 B5, VRD Unlimited Tax GO Bonds (LOC–Northern Trust Co.)(a)(d)	0.18%	01/01/37	900	900,000

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/36	7,555	7,555,000

Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.26%	03/01/30	4,845	4,845,000

Illinois (State of) Finance Authority (Chicago Shakespeare Theater); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	01/01/19	4,100	4,100,000

Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A. & JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.28%	08/01/30	4,700	4,700,000

Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(d)	0.28%	03/01/28	1,200	1,200,000

Illinois (State of) Finance Authority (Northwestern University);
Subseries 2008A, RB(a)	0.43%	12/01/46	5,000	5,000,000

Subseries 2008B, RB(a)	0.32%	12/01/46	7,000	7,000,000

Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 D, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	08/01/15	2,300	2,300,000

Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.43%	03/01/22	5,000	5,000,000

Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	06/01/32	1,500	1,500,000

Illinois (State of) Finance Authority (West Central Illinois Educational Telecommunications Corp.); Series 2002, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.36%	09/01/32	3,180	3,180,000

Illinois (State of) Finance Authority (Westside Health Authority); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	12/01/29	2,450	2,450,000

University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	01/15/22	4,400	4,400,000

				54,130,000

Indiana–1.65%
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–PNC Bank, N.A.)(a)(d)	0.35%	08/01/37	1,830	1,830,000

Indiana (State of) Educational Facilities Authority (Wabash College); Series 2003, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.32%	12/01/23	3,850	3,850,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/24	$5,700	$5,700,000

Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/39	2,700	2,700,000

				14,080,000

Iowa–0.27%
Iowa (State of) Finance Authority (Morningside College); Series 2002, VRD Private College Facility RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	10/01/32	640	640,000

Iowa (State of) Higher Education Loan Authority (Graceland College); Series 2003, VRD Private College RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	02/01/33	1,130	1,130,000

Iowa (State of) Higher Education Loan Authority (Loras College); Series 2002, VRD Private College Facility RB (LOC–Bank of America, N.A.)(a)(d)	0.22%	11/01/32	500	500,000

				2,270,000

Kansas–1.06%
Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/18	2,235	2,235,000

Wichita (City of); Series 2010-240, Improvement Unlimited Tax GO Temporary Notes	0.45%	09/15/11	6,800	6,801,738

				9,036,738

Kentucky–1.52%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/30	7,300	7,300,000

Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(d)	0.24%	12/01/38	5,605	5,605,000

				12,905,000

Maryland–0.28%
Maryland (State of) Health & Higher Education Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/28	2,390	2,390,000

Michigan–3.09%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	10/15/38	12,000	12,000,000

Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP–FNMA)(a)	0.27%	08/15/32	1,615	1,615,000

Michigan (State of) Strategic Fund (Michigan Heartland Goodwill Industries, Inc.); Series 2005, VRD Limited Obligation RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	09/01/25	1,600	1,600,000

Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	05/01/31	600	600,000

Southfield (City of) Economic Development Corp. (Lawrence Technological University);
Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	02/01/35	5,115	5,115,000

Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	10/01/31	5,405	5,405,000

				26,335,000

Minnesota–2.04%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.30%	08/01/15	2,600	2,600,000

Dakota (County of) Community Development Agency (Catholic Finance Corp.-Faithful Shepherd School); Series 2002, VRD RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	01/01/12	1,200	1,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Minnesota (State of) Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program);
Series 2010 B, COP	2.00%	09/01/11	$3,000	$3,024,862

Series 2011 A, COP	2.00%	09/01/11	4,000	4,032,764

Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	11/15/31	5,000	5,000,000

St. Paul (City of) Metropolitan Council; Series 2011 B, Ref. Wastewater Unlimited Tax GO Bonds	4.00%	12/01/11	1,500	1,538,295

				17,395,921

Mississippi–1.47%
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	04/01/37	7,000	7,000,000

Mississippi (State of) Business Finance Corp. (Renaissance at Colony Park, LLC); Series 2009 C, Ref. VRD RB (CEP–FHLB of Dallas)(a)	0.26%	05/01/35	5,500	5,500,000

				12,500,000

Missouri–3.95%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(d)	0.52%	11/01/27	1,785	1,785,000

Jackson (County of) Industrial Development Authority (YMCA of Greater Kansas City); Series 2002 A, VRD Recreational Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.45%	11/01/18	1,200	1,200,000

Kansas City (City of) Industrial Development Authority (Kansas City Downtown Redevelopment District); Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/32	6,500	6,500,000

Kansas City (City of) Industrial Development Authority (Plaza Manor Nursing Home); Series 2004, Ref. VRD RB (LOC–FHLB of Des Moines)(a)(d)	0.26%	11/01/21	1,950	1,950,000

Missouri (State of) Health & Educational Facilities Authority (Academie Lafayette); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	02/01/28	1,595	1,595,000

Missouri (State of) Health & Educational Facilities Authority (St. John Vianney High School); Series 2005, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	04/01/30	2,100	2,100,000

St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.31%	12/01/27	14,500	14,500,000

St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.28%	12/01/15	3,950	3,950,000

				33,580,000

New Hampshire–1.31%
New Hampshire (State of) Business Finance Authority (Foundation for Seacoast Health); Series 1998 A, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	06/01/28	3,200	3,200,000

New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.);
Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/33	4,075	4,075,000

Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(d)	0.26%	07/01/38	3,845	3,845,000

				11,120,000

New Mexico–1.15%
New Mexico (State of) Finance Authority; Series 2010 A-1, Sr. Lien Public Project Revolving Fund RB	2.00%	06/01/11	2,745	2,756,599

New Mexico (State of); Series 2010, TRAN	2.00%	06/30/11	7,000	7,039,297

				9,795,896

New York–0.78%
Dutchess (County of) Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	10/01/32	6,640	6,640,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–4.64%
North Carolina (State of) Capital Facilities Finance Agency (Cardinal Gibbons High School); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.54%	08/01/14	$2,635	$2,635,000

North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.29%	09/01/27	16,285	16,285,000

North Carolina (State of) Housing Finance Agency (The Masonic Home for Children at Oxford); Series 2002, VRD Housing Facilities RB (LOC–Bank of America, N.A.)(a)(d)	0.35%	08/01/23	3,505	3,505,000

North Carolina (State of) Medical Care Commission (Carolina Village, Inc.); Series 1998, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	10/01/18	2,400	2,400,000

North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	02/01/28	4,760	4,760,000

North Carolina (State of) Medical Care Commission (University Health Systems of Eastern Carolina); Series 2008 B-2, Ref. VRD Health Care Facilities RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.26%	12/01/36	9,900	9,900,000

				39,485,000

Ohio–3.89%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	11/01/40	10,325	10,325,000

Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.38%	12/01/32	15,390	15,390,000

Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	12/01/37	2,400	2,400,000

Richland (County of) (Wesleyan Senior Living Obligated Group); Series 2004 A, Ref. VRD Health Care Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.27%	11/01/27	5,000	5,000,000

				33,115,000

Pennsylvania–7.55%
Allegheny (County of) Hospital Development Authority (The Children’s Home of Pittsburgh); Series 2006 B, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	06/01/35	8,285	8,285,000

Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	09/01/18	2,825	2,825,000

Geisinger Authority (Geisinger Health System);
Series 2002, VRD RB(a)	0.22%	11/15/32	1,600	1,600,000

Series 2005 C, VRD RB(a)	0.19%	08/01/28	5,000	5,000,000

Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.26%	10/15/25	7,945	7,945,000

Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	09/01/28	8,035	8,035,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds TSB Bank PLC)(a)(d)(e)	0.26%	07/01/38	8,525	8,525,000

Pennsylvania (Commonwealth of); Series 2010-2011, TAN	2.50%	06/30/11	2,500	2,518,104

Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(d)	0.28%	04/01/20	2,000	2,000,000

Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.26%	11/01/34	5,100	5,100,000

Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(d)	0.25%	07/01/27	12,435	12,435,000

				64,268,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island–5.18%
Rhode Island (State of) Health & Educational Building Corp. (Care New England);
Series 2008 A, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/32	$4,785	$4,785,000

Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.30%	09/01/37	28,150	28,150,000

Rhode Island (State of) Health & Educational Building Corp. (Ocean State Assisted Living); Series 2001, VRD Health Facilities RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.47%	07/01/31	11,200	11,200,000

				44,135,000

South Carolina–0.83%
South Carolina (State of) Educational Facilities Authority for Private Non-profit Institutions of Higher Learning (Columbia College); Series 2001, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.52%	12/01/22	7,100	7,100,000

Tennessee–0.65%
Chattanooga (City of) Industrial Development Board (Hunter Museum of American Art); Series 2004, VRD RB (LOC–Bank of America, N.A.)(a)(d)	0.55%	04/01/24	1,200	1,200,000

Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Alive Hospice, Inc.); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.55%	08/01/19	760	760,000

Tennessee (State of) Metropolitan Nashville Airport Authority; Series 2008 A, Ref. VRD Airport Improvement RB (LOC–Societe Generale)(a)(d)(e)	0.24%	07/01/19	3,600	3,600,000

				5,560,000

Texas–13.00%
Bexar (County of); Series 2010 A, Combination Tax & Revenue Ctfs. of Obligation	3.00%	06/15/11	2,000	2,015,356

Gulf Coast Industrial Development Authority (Petrounited Terminals, Inc.); Series 1989, Ref. VRD IDR (LOC–BNP Paribas)(a)(b)(d)(e)	0.28%	11/01/19	4,850	4,850,000

Harris (County of) Health Facilities Development Corp. (Baylor College of Medicine); Series 2008 B, Ref. VRD Hospital RB (LOC–Northern Trust Co.)(a)(d)	0.24%	11/15/47	2,600	2,600,000

Harris (County of) Hospital District; Series 2010, Ref. VRD Sr. Lien RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.26%	02/15/42	4,000	4,000,000

Houston (City of) Higher Education Finance Corp. (Tierwester Oaks & Richfield Manor); Series 2003 A, VRD Housing RB (LOC–Bank of New York Mellon)(a)(d)	1.00%	03/01/33	5,620	5,620,000

Houston (City of);
Series 2010 H-2, GO Commercial Paper Notes	0.30%	03/09/11	12,800	12,800,000

Series 2010 H-2, GO Commercial Paper Notes	0.32%	03/17/11	7,000	7,000,000

Houston Independent School District; Series 2009, Ref. Limited Tax GO Bonds	4.00%	02/15/12	1,000	1,033,458

Metropolitan Higher Education Authority, Inc. (University of Dallas); Series 1999, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.52%	05/01/19	9,100	9,100,000

San Antonio (City of) Education Facilities Corp. (University of the Incarnate Word);
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/27	13,165	13,165,000

Series 2008, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	12/01/28	22,945	22,945,000

San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	04/01/26	4,680	4,680,000

Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.28%	02/15/27	7,760	7,760,000

Texas (State of); Series 2010, TRAN	2.00%	08/31/11	13,000	13,108,151

				110,676,965

Utah–0.68%
Duchesne School District Municipal Building Authority; Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	06/01/21	2,700	2,700,000

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.28%	04/01/42	3,125	3,125,000

				5,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont–1.79%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 B, VRD Mortgage RB (LOC–Banco Santander S.A.)(a)(d)(e)	0.62%	05/01/29	$15,205	$15,205,000

Virginia–2.21%
Albemarle (County of) Economic Development Authority (Martha Jefferson Hospital); Series 2008 A, VRD Hospital RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.25%	10/01/48	4,000	4,000,000

Fairfax (County of); Series 2009 B, Ref. Public Improvement Unlimited Tax GO Bonds	3.00%	04/01/11	6,000	6,013,768

Orange (County of) Industrial Development Authority (Montpelier Foundation); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.35%	12/01/34	1,570	1,570,000

Richmond (City of); Series 2011, GO Commercial Paper BAN	0.30%	03/02/11	6,000	6,000,000

Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP– FHLMC)(a)	0.32%	12/01/19	1,190	1,190,000

				18,773,768

Washington–7.41%
King (County of);
Series 2010, Limited Tax GO BAN	2.00%	06/15/11	15,000	15,070,040

Series 2011 A, Limited Tax GO BAN	2.75%	03/01/12	7,000	7,164,780

Lake Tapps Parkway Properties;
Series 1999 A, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	9,000	9,000,000

Series 1999 B, VRD Special RB (LOC–U.S. Bank, N.A.)(a)(d)	0.37%	12/01/19	4,700	4,700,000

Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.27%	11/01/25	8,000	8,000,000

Washington (State of) Housing Finance Commission (Gonzaga Preparatory School, Inc.); Series 2003, VRD Non-profit RB (LOC–Bank of America, N.A.)(a)(d)	0.50%	09/01/33	2,635	2,635,000

Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.26%	07/01/44	8,000	8,000,000

Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.27%	09/15/20	5,165	5,165,000

Washington (State of) Housing Finance Commission (Riverview Retirement Community); Series 1997, VRD Elderly Housing RB (LOC–U.S. Bank, N.A.)(a)(d)	0.28%	07/01/22	970	970,000

Washington (State of) Housing Finance Commission (YMCA of Columbia-Willamette); Series 1999, VRD Non-profit RB (LOC–U.S. Bank, N.A.)(a)(d)	0.35%	08/01/24	2,400	2,400,000

				63,104,820

West Virginia–0.82%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(d)	0.27%	01/01/34	7,000	7,000,000

Wisconsin–5.73%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (CEP–FHLB of Chicago)(a)	0.26%	10/01/42	5,380	5,380,000

Milwaukee (City of); Series 2005 V-8, VRD Corporate Purpose Unlimited Tax GO Bonds(a)	0.25%	02/01/25	20,200	20,200,000

Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.28%	06/01/37	5,465	5,465,000

Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.55%	07/01/14	1,395	1,395,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.35%	08/15/34	$2,010	$2,010,000

Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(d)	0.25%	05/01/30	14,300	14,300,000

				48,750,000

Wyoming–4.07%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	5,460	5,460,000

Gillette (City of) (Pacificorp); Series 1988, Ref. VRD PCR (LOC–Barclays Bank PLC)(a)(d)(e)	0.26%	01/01/18	16,165	16,165,000

Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(d)	0.25%	11/01/24	13,060	13,060,000

				34,685,000

TOTAL INVESTMENTS(f)(g)–100.23% (Cost $853,289,292)				853,289,292

OTHER ASSETS LESS LIABILITIES–(0.23%)				(1,986,169)

NET ASSETS–100.00%				$851,303,123

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TAN	– Tax Anticipation Notes
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44        Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2011.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2011 was $34,500,000, which represented 4.05% of the Fund’s Net Assets.
(c)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Countries less than 5% each: 10.5%.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

JPMorgan Chase Bank, N.A.	23.6%

Wells Fargo Bank, N.A.	9.8

Bank of America, N.A.	9.2

PNC Bank, N.A.	7.3

U.S. Bank, N.A.	6.8

Portfolio Composition By Maturity

In days, as of 2/28/11

1-7	87.9%

8-30	2.3

31-60	0.7

91-180	3.4

181+	5.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45        Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets:
Investments, at value and cost	$21,862,362,794	$2,787,996,974	$4,927,637,138	$3,970,784,470	$782,048,720	$853,289,292

Repurchase agreements, at value and cost	621,056,796	358,695,886	9,207,586,149	3,047,259,949	—	—

Total investments, at value and cost	22,483,419,590	3,146,692,860	14,135,223,287	7,018,044,419	782,048,720	853,289,292

Cash	2,822,268	—	—	—	—	11,070,452

Receivable for:
Investments sold	2,690,019	1,430,000	—	—	—	205,000

Interest	8,401,456	180,880	353,429	265,150	16,328	819,045

Fund expenses absorbed	407,143	—	930,138	288,293	20,176	51,037

Investment for trustee deferred compensation and retirement plans	566,812	264,771	269,911	113,316	51,976	97,972

Other assets	58,590	168,820	60,874	47,597	27,609	45,821

Total assets	22,498,365,878	3,148,737,331	14,136,837,639	7,018,758,775	782,164,809	865,578,619

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	13,703,075

Amount due custodian	—	—	—	—	125,769	—

Dividends	2,590,265	233,750	205,902	244,263	16,637	39,942

Accrued fees to affiliates	774,103	234,907	1,188,913	419,032	34,086	81,559

Accrued operating expenses	589,371	113,862	334,642	243,223	38,574	47,869

Trustee deferred compensation and retirement plans	2,933,265	1,086,906	1,358,148	600,653	99,295	403,051

Total liabilities	6,887,004	1,669,425	3,087,605	1,507,171	314,361	14,275,496

Net assets applicable to shares outstanding	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

Net assets consist of:
Shares of beneficial interest	$22,488,881,020	$3,145,905,229	$14,131,757,630	$7,016,491,550	$781,783,362	$851,381,701

Undistributed net investment income (loss)	2,523,469	1,159,405	919,681	531,430	55,681	(7)

Undistributed net realized gain (loss)	74,385	3,272	1,072,723	228,624	11,405	(78,571)

	$22,491,478,874	$3,147,067,906	$14,133,750,034	$7,017,251,604	$781,850,448	$851,303,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46        Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net Assets:
Institutional Class	$17,383,123,758	$1,996,033,555	$4,796,218,899	$4,209,688,861	$714,484,800	$579,537,076

Private Investment Class	$466,928,906	$255,817,705	$872,856,028	$429,159,510	$31,538,901	$93,211,002

Personal Investment Class	$102,598,983	$82,878,046	$206,652,142	$14,335,119	$5,650,940	$4,417,207

Cash Management Class	$2,059,385,533	$462,101,370	$6,122,082,145	$1,102,092,710	$17,110,119	$128,691,406

Reserve Class	$129,481,980	$10,183,588	$100,075,153	$87,404,812	$932,045	$13,290,585

Resource Class	$216,407,570	$89,644,866	$273,225,564	$302,124,363	$12,123,615	$31,442,683

Corporate Class	$2,133,552,144	$250,408,776	$1,762,640,103	$872,446,229	$10,028	$713,164

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	17,381,177,334	1,996,449,872	4,795,642,967	4,209,283,910	714,412,268	579,530,908

Private Investment Class	466,867,306	255,888,000	872,723,606	429,089,791	31,557,545	93,196,912

Personal Investment Class	102,586,995	82,817,857	206,559,493	14,330,798	5,651,173	4,413,621

Cash Management Class	2,059,051,749	462,063,535	6,121,204,935	1,101,976,768	17,104,220	128,714,750

Reserve Class	129,480,206	10,184,813	100,047,603	87,400,840	930,160	13,288,116

Resource Class	216,368,377	89,615,875	273,152,707	302,073,969	12,120,236	31,440,281

Corporate Class	2,133,443,438	250,390,261	1,762,539,313	872,382,154	10,004	713,619

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47        Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2011
(Unaudited)

				Government	Government	Tax-Free Cash
	Liquid Assets	STIC Prime	Treasury	& Agency	TaxAdvantage	Reserve
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Interest	$37,077,712	$4,314,472	$11,014,324	$7,824,128	$347,305	$1,511,061

Expenses:
Advisory fees	16,650,376	2,292,926	8,742,298	3,533,900	344,745	1,034,452

Administrative services fees	585,912	298,763	427,750	358,921	75,065	134,459

Custodian fees	403,993	57,330	198,794	213,103	7,182	17,287

Distribution fees:
Private Investment Class	1,504,872	744,662	1,948,089	1,339,654	79,936	243,580

Personal Investment Class	390,841	358,937	662,008	57,327	27,408	20,254

Cash Management Class	1,208,932	249,858	2,107,693	521,793	6,466	70,910

Reserve Class	580,158	38,224	350,797	598,414	5,344	70,038

Resource Class	233,096	120,590	343,925	257,190	12,692	36,538

Corporate Class	383,462	31,602	240,039	155,119	31	131

Transfer agent fees	999,022	137,576	427,897	318,051	17,731	40,972

Trustees’ and officers’ fees and benefits	288,344	44,129	173,521	98,877	11,620	16,157

Registration and filing fees	69,228	40,178	50,606	72,851	36,107	37,507

Other	598,240	120,968	406,445	293,406	52,793	49,864

Total expenses	23,896,476	4,535,743	16,079,862	7,818,606	677,120	1,772,149

Less: Fees waived	(6,077,702)	(1,841,943)	(6,957,450)	(2,161,930)	(411,737)	(540,471)

Net expenses	17,818,774	2,693,800	9,122,412	5,656,676	265,383	1,231,678

Net investment income	19,258,938	1,620,672	1,891,912	2,167,452	81,922	279,383

Net realized gain (loss) from investment securities	48,611	—	261,394	94,495	4,700	(5,582)

Net increase in net assets resulting from operations	$19,307,549	$1,620,672	$2,153,306	$2,261,947	$86,622	$273,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48        Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio		Treasury Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$19,258,938	$41,344,689	$1,620,672	$3,629,017	$1,891,912	$5,434,686

Net realized gain	48,611	25,776	—	3,272	261,394	310,786

Net increase in net assets resulting from operations	19,307,549	41,370,465	1,620,672	3,632,289	2,153,306	5,745,472

Distributions to shareholders from net investment income:
Institutional Class	(15,655,178)	(31,530,180)	(1,296,332)	(2,765,162)	(1,112,858)	(2,054,316)

Private Investment Class	(60,400)	(206,226)	(29,886)	(97,642)	(78,202)	(250,010)

Personal Investment Class	(10,452)	(33,631)	(9,587)	(40,487)	(17,706)	(53,754)

Cash Management Class	(1,385,570)	(3,282,358)	(154,936)	(420,402)	(423,041)	(2,301,435)

Reserve Class	(11,648)	(29,589)	(770)	(2,525)	(7,038)	(15,259)

Resource Class	(24,626)	(178,336)	(12,095)	(76,679)	(34,493)	(108,104)

Corporate Class	(2,111,064)	(6,084,369)	(117,072)	(226,071)	(218,566)	(651,808)

Total distributions from net investment income	(19,258,938)	(41,344,689)	(1,620,678)	(3,628,968)	(1,891,904)	(5,434,686)

Share transactions–net:
Institutional Class	1,065,978,128	(3,947,256,097)	143,125,230	(720,814,255)	265,621,029	(351,869,785)

Private Investment Class	(242,526,098)	(39,293,459)	(51,166,178)	(122,995,654)	88,518,890	(1,483,613,444)

Personal Investment Class	(8,877,994)	(34,185,294)	(6,099,910)	(92,429,254)	33,220,664	(38,299,452)

Cash Management Class	(567,982,323)	(567,045,577)	10,697,211	(462,695,213)	842,374,919	(6,219,363,410)

Reserve Class	20,509,333	35,953,650	2,149,557	(1,306,574)	48,324,685	22,013,966

Resource Class	(45,013,952)	(538,921,577)	(61,463,647)	(72,423,319)	(136,181,048)	43,981,891

Corporate Class	(1,541,674,689)	(2,404,930,689)	(21,201,987)	137,728,956	208,841,085	(485,776,326)

Net increase (decrease) in net assets resulting from share transactions	(1,319,587,595)	(7,495,679,043)	16,040,276	(1,334,935,313)	1,350,720,224	(8,512,926,560)

Net increase (decrease) in net assets	(1,319,538,984)	(7,495,653,267)	16,040,270	(1,334,931,992)	1,350,981,626	(8,512,615,774)

Net assets:
Beginning of period	23,811,017,858	31,306,671,125	3,131,027,636	4,465,959,628	12,782,768,408	21,295,384,182

End of period*	$22,491,478,874	$23,811,017,858	$3,147,067,906	$3,131,027,636	$14,133,750,034	$12,782,768,408

* Includes accumulated undistributed net investment income (loss)	$2,523,469	$2,523,469	$1,159,405	$1,159,411	$919,681	$919,673

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49        Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2011 and the year ended August 31, 2010
(Unaudited)

	Government & Agency Portfolio		Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,	February 28,	August 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$2,167,452	$9,168,708	$81,922	$202,328	$279,383	$627,127

Net realized gain (loss)	94,495	134,129	4,700	6,705	(5,582)	(30,074)

Net increase in net assets resulting from operations	2,261,947	9,302,837	86,622	209,033	273,801	597,053

Distributions to shareholders from net investment income:
Institutional Class	(1,678,123)	(7,254,137)	(74,903)	(171,437)	(247,820)	(469,361)

Private Investment Class	(53,766)	(163,105)	(3,331)	(12,778)	(9,775)	(44,081)

Personal Investment Class	(1,535)	(4,859)	(791)	(2,886)	(542)	(1,823)

Cash Management Class	(112,796)	(626,149)	(1,361)	(5,252)	(15,950)	(69,906)

Reserve Class	(12,013)	(31,338)	(110)	(898)	(1,412)	(4,434)

Resource Class	(25,818)	(112,234)	(1,319)	(8,979)	(3,661)	(29,707)

Corporate Class	(283,407)	(976,886)	(106)	(98)	(227)	(7,818)

Total distributions from net investment income	(2,167,458)	(9,168,708)	(81,921)	(202,328)	(279,387)	(627,130)

Share transactions–net:
Institutional Class	(333,381,768)	(5,271,910,147)	538,811,105	(360,292,542)	(99,546,564)	(150,282,445)

Private Investment Class	(128,853,481)	(223,264,710)	3,115,827	(14,500,490)	(25,707,331)	(87,472,620)

Personal Investment Class	352,585	(3,769,896)	(943,103)	(5,523,164)	(3,097,017)	100,130

Cash Management Class	59,192,137	(882,048,007)	7,300,150	(15,921,040)	436,792	(232,165,646)

Reserve Class	(96,448,971)	44,451,192	88,504	(4,903,731)	(1,451,049)	(88,502)

Resource Class	7,956,664	(192,362,727)	963,186	(6,613,577)	(12,212,983)	(85,418,705)

Corporate Class	(297,645,065)	(628,244,289)	(5,999,998)	5,995,442	179	(45,831,983)

Net increase (decrease) in net assets resulting from share transactions	(788,827,899)	(7,157,148,584)	543,335,671	(401,759,102)	(141,577,973)	(601,159,771)

Net increase (decrease) in net assets	(788,733,410)	(7,157,014,455)	543,340,372	(401,752,397)	(141,583,559)	(601,189,848)

Net assets:
Beginning of period	7,805,985,014	14,962,999,469	238,510,076	640,262,473	992,886,682	1,594,076,530

End of period*	$7,017,251,604	$7,805,985,014	$781,850,448	$238,510,076	$851,303,123	$992,886,682

* Includes accumulated undistributed net investment income (loss)	$531,430	$531,436	$55,681	$55,680	$(7)	$(3)

Notes to Financial Statements

February 28, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives of the Funds are: to provide as high a level of current income as is consistent with the preservation of capital and liquidity for Liquid Assets Portfolio; to maximize current income consistent with the preservation of capital and the maintenance of liquidity for STIC Prime Portfolio,

50        Short-Term Investments Trust

Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity for Tax-Free Cash Reserve Portfolio.
  Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.
The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is

51        Short-Term Investments Trust

not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.
The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.
The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 Million	Next $250 Million	Over $500 Million

Liquid Assets Portfolio	0.15%	0.15%	0.15%

STIC Prime Portfolio	0.15%	0.15%	0.15%

Treasury Portfolio	0.15%	0.15%	0.15%

Government & Agency Portfolio	0.10%	0.10%	0.10%

Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%

Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least December 31, 2011, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

		Private	Personal	Cash
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%

STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%

Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%

Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

  The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

52        Short-Term Investments Trust

  In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) Rule 12b-1 plan fees, if any; (2) interest; (3) taxes; (4) extraordinary items or non-routine items, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2011.
  For the six months ended February 28, 2011, the Adviser waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Liquid Assets Portfolio	$4,048,720

STIC Prime Portfolio	849,038

Treasury Portfolio	2,315,896

Government & Agency Portfolio	—

Government TaxAdvantage Portfolio	289,178

Tax-Free Cash Reserve Portfolio	187,135

  Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Tax-Free Cash Reserve Portfolio. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2011 are shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Liquid Assets Portfolio	$374,507	$196,051	$—	$403,734	$31,310	$—

STIC Prime Portfolio	264,593	204,614	—	28,553	22,505	—

Treasury Portfolio	1,056,574	459,277	1,050,098	296,100	221,829	65,977

Government & Agency Portfolio	635,033	37,205	100,152	480,050	124,751	—

Government TaxAdvantage Portfolio	35,347	19,122	3,433	4,498	8,356	—

Tax-Free Cash Reserve Portfolio	92,395	13,228	15,117	56,686	18,120	4

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Under the terms of a master distribution agreement between Invesco Distributors, Inc. (“IDI”) and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private	Personal	Cash
investment	Investment	Management	Reserve	Resource	Corporate

0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

  Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund.

53        Short-Term Investments Trust

  IDI has contractually agreed, through at least December 31, 2011, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

  Pursuant to the agreement above, for the six months ended February 28, 2011, IDI waived Plan fees of:

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate

Liquid Assets Portfolio	$601,949	$104,224	$241,786	$75,421	N/A	N/A

STIC Prime Portfolio	297,865	95,716	49,972	4,969	$24,118	N/A

Treasury Portfolio	779,236	176,535	421,539	45,604	68,785	N/A

Government & Agency Portfolio	535,861	15,287	104,359	77,794	51,438	N/A

Government TaxAdvantage Portfolio	39,968	7,309	1,293	695	2,538	N/A

Tax-Free Cash Reserve Portfolio	121,790	5,401	14,182	9,105	7,308	N/A

  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of February 28, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended February 28, 2011, there were no significant transfers between investment levels.

	Short-Term Investments
Fund Name	Level 1	Level 2	Level 3	Total

Liquid Assets Portfolio	$—	$22,483,419,590	$—	$22,483,419,590

STIC Prime Portfolio	—	3,146,692,860	—	3,146,692,860

Treasury Portfolio	—	14,135,223,287	—	14,135,223,287

Government & Agency Portfolio	—	7,018,044,419	—	7,018,044,419

Government TaxAdvantage Portfolio	—	782,048,720	—	782,048,720

Tax-Free Cash Reserve Portfolio	—	853,289,292	—	853,289,292

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or

54        Short-Term Investments Trust

portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2011, each Fund engaged in transactions with affiliates as listed below:

	Securities	Securities	Net Realized
	Purchases	Sales	Gains/(Losses)

Liquid Assets Portfolio	$487,529,725	$602,594,806	$—

STIC Prime Portfolio	—	—	—

Treasury Portfolio	—	—	—

Government & Agency Portfolio	—	—	—

Government TaxAdvantage Portfolio	—	—	—

Tax-Free Cash Reserve Portfolio	513,336,603	565,583,926	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended February 28, 2011, the Funds in aggregate paid legal fees of $46,200 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of August 31, 2010 which expires as follows:

	2015	2017	2018	Total*

Treasury Portfolio	$—	$—	$120,587	$120,587

Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	42,916

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

55        Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	58,264,638,720	$58,264,638,720	111,348,098,381	$111,348,098,381

Private Class	1,229,707,616	1,229,707,616	4,634,492,979	4,634,492,979

Personal Class	342,132,111	342,132,111	763,013,240	763,013,240

Cash Management Class	8,231,565,595	8,231,565,595	18,149,320,369	18,149,320,369

Reserve Class	342,049,743	342,049,743	912,834,784	912,834,784

Resource Class	860,171,179	860,171,179	2,401,346,017	2,401,346,017

Corporate Class	9,828,616,568	9,828,616,568	21,340,345,915	21,340,345,915

Issued as reinvestment of dividends:
Institutional Class	6,777,658	6,777,658	11,793,605	11,793,605

Private Class	20,777	20,777	89,801	89,801

Personal Class	8,525	8,525	31,410	31,410

Cash Management Class	895,540	895,540	1,929,450	1,929,450

Reserve Class	11,694	11,694	29,589	29,589

Resource Class	30,167	30,167	178,336	178,336

Corporate Class	940,142	940,142	2,178,748	2,178,748

Reacquired:
Institutional Class	(57,205,438,250)	(57,205,438,250)	(115,307,148,083)	(115,307,148,083)

Private Class	(1,472,254,491)	(1,472,254,491)	(4,673,876,239)	(4,673,876,239)

Personal Class	(351,018,630)	(351,018,630)	(797,229,944)	(797,229,944)

Cash Management	(8,800,443,458)	(8,800,443,458)	(18,718,295,396)	(18,718,295,396)

Reserve Class	(321,552,104)	(321,552,104)	(876,910,723)	(876,910,723)

Resource Class	(905,215,298)	(905,215,298)	(2,940,445,930)	(2,940,445,930)

Corporate Class	(11,371,231,399)	(11,371,231,399)	(23,747,455,352)	(23,747,455,352)

Net increase (decrease) in share activity	(1,319,587,595)	$(1,319,587,595)	(7,495,679,043)	$(7,495,679,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

56        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	4,258,903,926	$4,258,903,926	8,137,414,192	$8,137,414,192

Private Class	1,047,075,469	1,047,075,469	2,038,753,570	2,038,753,570

Personal Class	1,021,703,706	1,021,703,706	2,113,012,972	2,113,012,972

Cash Management Class	1,174,096,597	1,174,096,597	3,237,866,716	3,237,866,716

Reserve Class	41,111,877	41,111,877	73,594,339	73,594,339

Resource Class	231,383,084	231,383,084	1,363,725,171	1,363,725,171

Corporate Class	535,393,025	535,393,025	1,184,433,510	1,184,433,510

Issued as reinvestment of dividends:
Institutional Class	485,725	485,725	1,065,471	1,065,471

Private Class	17,254	17,254	55,617	55,617

Personal Class	8,228	8,228	39,874	39,874

Cash Management Class	75,368	75,368	191,335	191,335

Reserve Class	291	291	929	929

Resource Class	3,567	3,567	36,766	36,766

Corporate Class	122,179	122,179	190,166	190,166

Reacquired:
Institutional Class	(4,116,264,421)	(4,116,264,421)	(8,859,293,918)	(8,859,293,918)

Private Class	(1,098,258,901)	(1,098,258,901)	(2,161,804,841)	(2,161,804,841)

Personal Class	(1,027,811,844)	(1,027,811,844)	(2,205,482,100)	(2,205,482,100)

Cash Management	(1,163,474,754)	(1,163,474,754)	(3,700,753,264)	(3,700,753,264)

Reserve Class	(38,962,611)	(38,962,611)	(74,901,842)	(74,901,842)

Resource Class	(292,850,298)	(292,850,298)	(1,436,185,256)	(1,436,185,256)

Corporate Class	(556,717,191)	(556,717,191)	(1,046,894,720)	(1,046,894,720)

Net increase (decrease) in share activity	16,040,276	$16,040,276	(1,334,935,313)	$(1,334,935,313)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

57        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	12,018,371,071	$12,018,371,071	26,015,348,319	$26,015,348,319

Private Class	2,734,447,849	2,734,447,849	5,254,723,019	5,254,723,019

Personal Class	806,799,270	806,799,270	1,412,595,956	1,412,595,956

Cash Management Class	15,866,113,247	15,866,113,247	46,154,326,471	46,154,326,471

Reserve Class	279,068,471	279,068,471	483,165,598	483,165,598

Resource Class	583,360,020	583,360,020	1,752,498,428	1,752,498,428

Corporate Class	8,389,623,153	8,389,623,153	15,342,096,983	15,342,096,983

Issued as reinvestment of dividends:
Institutional Class	374,117	374,117	747,041	747,041

Private Class	17,549	17,549	75,219	75,219

Personal Class	16,885	16,885	53,754	53,754

Cash Management Class	69,002	69,002	378,147	378,147

Reserve Class	5,073	5,073	13,500	13,500

Resource Class	23,528	23,528	86,444	86,444

Corporate Class	102,266	102,266	362,782	362,782

Reacquired:
Institutional Class	(11,753,124,159)	(11,753,124,159)	(26,367,965,145)	(26,367,965,145)

Private Class	(2,645,946,508)	(2,645,946,508)	(6,738,411,682)	(6,738,411,682)

Personal Class	(773,595,491)	(773,595,491)	(1,450,949,162)	(1,450,949,162)

Cash Management	(15,023,807,330)	(15,023,807,330)	(52,374,068,028)	(52,374,068,028)

Reserve Class	(230,748,859)	(230,748,859)	(461,165,132)	(461,165,132)

Resource Class	(719,564,596)	(719,564,596)	(1,708,602,981)	(1,708,602,981)

Corporate Class	(8,180,884,334)	(8,180,884,334)	(15,828,236,091)	(15,828,236,091)

Net increase (decrease) in share activity	1,350,720,224	$1,350,720,224	(8,512,926,560)	$(8,512,926,560)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

58        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	32,217,041,199	$32,217,041,199	67,756,450,341	$67,756,450,341

Private Class	1,422,268,550	1,422,268,550	2,696,887,600	2,696,887,600

Personal Class	32,706,294	32,706,294	92,389,908	92,389,908

Cash Management Class	2,304,420,751	2,304,420,751	7,083,908,025	7,083,908,025

Reserve Class	216,734,115	216,734,115	422,419,004	422,419,004

Resource Class	986,348,654	986,348,654	2,822,954,303	2,822,954,303

Corporate Class	3,906,327,512	3,906,327,512	7,677,568,255	7,677,568,255

Issued as reinvestment of dividends:
Institutional Class	1,005,544	1,005,544	4,390,052	4,390,052

Private Class	12,628	12,628	79,517	79,517

Personal Class	163	163	773	773

Cash Management Class	97,250	97,250	626,149	626,149

Reserve Class	942	942	24,160	24,160

Resource Class	19,966	19,966	79,024	79,024

Corporate Class	156,196	156,196	560,152	560,152

Reacquired:
Institutional Class	(32,551,428,511)	(32,551,428,511)	(73,032,750,540)	(73,032,750,540)

Private Class	(1,551,134,659)	(1,551,134,659)	(2,920,231,827)	(2,920,231,827)

Personal Class	(32,353,872)	(32,353,872)	(96,160,577)	(96,160,577)

Cash Management	(2,245,325,864)	(2,245,325,864)	(7,966,582,181)	(7,966,582,181)

Reserve Class	(313,184,028)	(313,184,028)	(377,991,972)	(377,991,972)

Resource Class	(978,411,956)	(978,411,956)	(3,015,396,054)	(3,015,396,054)

Corporate Class	(4,204,128,773)	(4,204,128,773)	(8,306,372,696)	(8,306,372,696)

Net increase (decrease) in share activity	(788,827,899)	$(788,827,899)	(7,157,148,584)	$(7,157,148,584)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

59        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	1,256,656,843	$1,256,656,843	1,874,494,393	$1,874,494,393

Private Class	128,246,931	128,246,931	285,652,489	285,652,489

Personal Class	81,898,215	81,898,215	48,028,492	48,028,492

Cash Management Class	12,100,418	12,100,418	15,573,413	15,573,413

Reserve Class	805,931	805,931	31,391,659	31,391,659

Resource Class	9,370,014	9,370,014	63,939,100	63,939,100

Corporate Class	—	—	79,010,000	79,010,000

Issued as reinvestment of dividends:
Institutional Class	63,828	63,828	171,437	171,437

Private Class	1,715	1,715	5,708	5,708

Cash Management Class	1,156	1,156	5,252	5,252

Reserve Class	105	105	201	201

Resource Class	952	952	2,720	2,720

Corporate Class	65	65	66	66

Reacquired:
Institutional Class	(717,909,566)	(717,909,566)	(2,234,958,372)	(2,234,958,372)

Private Class	(125,132,819)	(125,132,819)	(300,158,687)	(300,158,687)

Personal Class	(82,841,318)	(82,841,318)	(53,551,656)	(53,551,656)

Cash Management	(4,801,424)	(4,801,424)	(31,499,705)	(31,499,705)

Reserve Class	(717,532)	(717,532)	(36,295,591)	(36,295,591)

Resource Class	(8,407,780)	(8,407,780)	(70,555,397)	(70,555,397)

Corporate Class	(6,000,063)	(6,000,063)	(73,014,624)	(73,014,624)

Net increase (decrease) in share activity	543,335,671	$543,335,671	(401,759,102)	$(401,759,102)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

60        Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2011(a)		August 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	854,624,923	$854,624,924	2,381,530,077	$2,381,530,077

Private Class	91,446,147	91,446,147	242,313,052	242,313,052

Personal Class	4,795,050	4,795,050	13,124,110	13,124,110

Cash Management Class	402,151,966	402,151,965	1,434,961,472	1,434,961,472

Reserve Class	4,163,220	4,163,220	15,733,372	15,733,372

Resource Class	7,140,754,392	7,140,754,392	115,599,863	115,599,863

Corporate Class	30,000,000	30,000,000	8,703,078	8,703,078

Issued as reinvestment of dividends:
Institutional Class	46,332	46,332	110,090	110,090

Private Class	8,043	8,043	38,670	38,670

Personal Class	158	158	478	478

Cash Management Class	12,608	12,608	52,512	52,512

Reserve Class	1,444	1,444	4,562	4,562

Resource Class	3,048	3,048	24,091	24,091

Corporate Class	179	179	7,818	7,818

Reacquired:
Institutional Class	(954,217,820)	(954,217,820)	(2,531,922,612)	(2,531,922,612)

Private Class	(117,161,521)	(117,161,521)	(329,824,342)	(329,824,342)

Personal Class	(7,892,225)	(7,892,225)	(13,024,458)	(13,024,458)

Cash Management	(401,727,781)	(401,727,781)	(1,667,179,630)	(1,667,179,630)

Reserve Class	(5,615,713)	(5,615,713)	(15,826,436)	(15,826,436)

Resource Class	(7,152,970,424)	(7,152,970,423)	(201,042,659)	(201,042,659)

Corporate Class	(30,000,000)	(30,000,000)	(54,542,879)	(54,542,879)

Net increase (decrease) in share activity	(141,577,974)	$(141,577,973)	(601,159,771)	$(601,159,771)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

61        Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Resource Class

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		unrealized)	operations	income	gains	Distributions	of period	return(a)	(000s omitted)	absorbed		absorbed		net assets

Liquid Assets Portfolio
Six months ended 02/28/11	$1.00	$0.00	(b)	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$216,408	0.32	%(c)	0.38	%(c)	0.01	%(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
Year ended 08/31/08	1.00	0.04	(b)	0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	3.59	1,209,510	0.32		0.37		3.44
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.16	1,128,499	0.32		0.38		5.05
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	(0.00)	(0.04)	1.00	4.36	1,089,107	0.32		0.38		4.30

STIC Prime Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	—	0.00	(0.00)	—	(0.00)	1.00	0.01	89,645	0.27	(c)	0.40	(c)	0.01	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.46	482,644	0.28		0.38		3.30
Year ended 08/31/07	1.00	0.05		—	0.05	(0.05)	—	(0.05)	1.00	5.21	570,226	0.28		0.39		5.09
Year ended 08/31/06	1.00	0.04		—	0.04	(0.04)	—	(0.04)	1.00	4.42	325,328	0.28		0.39		4.37

Treasury Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	273,226	0.17	(c)	0.38	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	(0.00)	(0.03)	1.00	2.76	629,203	0.28		0.38		2.50
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.00	375,750	0.28		0.39		4.87
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.21	352,874	0.28		0.40		4.11

Government & Agency Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	302,124	0.20	(c)	0.34	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Year ended 08/31/09	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.26	325,692	0.28		0.34		3.12
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.14	297,561	0.28		0.35		5.02
Year ended 08/31/06	1.00	0.04		(0.00)	0.04	(0.04)	—	(0.04)	1.00	4.32	293,839	0.28		0.36		4.29

Government TaxAdvantage Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	12,124	0.16	(c)	0.48	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Year ended 08/31/09	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Year ended 08/31/08	1.00	0.03	(b)	0.00	0.03	(0.03)	—	(0.03)	1.00	3.11	34,121	0.28		0.44		3.14
Year ended 08/31/07	1.00	0.05		0.00	0.05	(0.05)	—	(0.05)	1.00	5.04	53,228	0.28		0.50		4.92
Year ended 08/31/06	1.00	0.04		0.00	0.04	(0.04)	—	(0.04)	1.00	4.24	25,859	0.28		0.57		4.15

Tax-Free Cash Reserve Portfolio
Six months ended 02/28/11	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	31,443	0.31	(c)	0.49	(c)	0.02	(c)
Year ended 08/31/10	1.00	0.00	(b)	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03
Year ended 08/31/09	1.00	0.01	(b)	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90
Five months ended 08/31/08	1.00	0.01	(b)	0.00	0.01	(0.01)	—	(0.01)	1.00	0.66	261,498	0.38	(d)	0.45	(d)	1.60	(d)
Year ended 03/31/08	1.00	0.03		(0.00)	0.03	(0.03)	—	(0.03)	1.00	3.11	242,372	0.38		0.45		3.07
Year ended 03/31/07	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	3.24	381,047	0.38		0.45		3.20
Year ended 03/31/06	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.37	341,384	0.38		0.47		2.33

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $235,028, $121,589, $346,775, $259,322, $12,797 and $36,841 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.
(d)	Annualized.

62        Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2010, through February 28, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(09/01/10)	(02/28/11)[1]	Period[2]	(02/28/11)	Period[2]	Ratio
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.59	$1,023.21	$1.61	0.32%

STIC Prime Portfolio	1,000.00	1,000.10	1.34	1,023.46	1.35	0.27

Treasury Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government & Agency Portfolio	1,000.00	1,000.10	0.84	1,023.95	0.85	0.17

Government TaxAdvantage Portfolio	1,000.00	1,000.10	0.79	1,024.00	0.80	0.16

Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	1.54	1,023.26	1.56	0.31

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2010, through February 28, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

63        Short-Term Investments Trust

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/moneymarketfunds. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02729 and 002-58287.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CM-STIT-SAR-4	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer
Date: May 9, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley Karen Dunn Kelley
Principal Executive Officer

Date:	May 9, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: May 9, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.